            As filed with the Securities and Exchange Commission on May 9, 2006.


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-08243


                               THE DIREXION FUNDS
               (Exact name of registrant as specified in charter)


                         33 WHITEHALL STREET, 10TH FLOOR
                               NEW YORK, NY 10004
               (Address of principal executive offices) (Zip code)


                                DANIEL D. O'NEILL
                         33 WHITEHALL STREET, 10TH FLOOR
                               NEW YORK, NY 10004
                     (Name and address of agent for service)


                                 1-646-572-3390
               Registrant's telephone number, including area code


Date of fiscal year end: AUGUST 31, 2006


Date of reporting period:  FEBRUARY 28, 2006

ITEM 1.  REPORT TO STOCKHOLDERS.
                             LETTER TO SHAREHOLDERS
                                 APRIL 19, 2006

Dear Shareholders,

This Semi-Annual report for the Potomac Funds (collectively, the "Funds") covers the period from September 1st, 2005 through February 28th, 2006 (the "Semi-Annual Period").

Following lackluster returns for the earlier part of 2005, the equity markets performed very well during the Semi-Annual Period as investors developed a conviction that the Federal Reserve was nearing the end of its cycle of raising rates. A strong macroeconomic picture, including improved corporate earnings and falling oil prices also boosted equities. The decline in housing prices, and the expected negative impact of consumer spending which would result from such a decline, did not occur.

For the Semi-Annual Period, the S&P 500 gained 5.07% on a total return basis while the NASDAQ 100, Russell 2000 and the Dow Jones Industrials gained 5.86%, 9.92% and 6.11%, respectively. As would be expected in a rising market, for the six months ended on February 28, 2006, the Plus Funds provided positive returns. For the Semi-Annual Period, the Dow 30 Plus Fund gained 6.11% on a total return basis, while the OTC Plus and Small Cap Plus returned 5.66% and 10.0% respectively. The Short Funds, as would also be expected in a rising market, declined, with the US Short/Fund and Small Cap Short Fund declining 3.35% and 17.56%, respectively.

The fixed income markets, which had remained firm earlier in the year despite the Federal Reserve's tightening policy, finally began to pull back. The overnight lending rate moved from 3.25% on September 1st, 2005 to 4.50% by February 28th, 2006. Although rates on longer term instruments did not move in step with short term rates, they did begin to rise, with the yield on the 10 Year Note rose from 4.01% to 4.55% during the Semi-Annual Period. The Contrabond Fund returned 8.70% on a total return basis while the 10-Year Plus Fund declined 9.40%. The Dynamic High Yield Bond Fund provided a total return of 3.06%, outperforming the Lehman High Yield index which returned 1.94%.

Historically low global interest rates combined with strengthening trade prospects have combined to fuel growth of international equities, especially those in emerging markets. Potomac launched four international funds during the Semi-Annual period: the Emerging Markets Plus and Short Funds and the Developed Markets Plus and Short Funds. The Emerging Markets Plus Fund had a total return of 39.29% while the Emerging Markets Short Fund declined 30.15% for the portion of the Semi-Annual Period in which they were open. The Developed Market Plus Fund returned 2.15% from its launch on February 6, 2006 through the end of the period while the Short Fund declined 3.30% for the same brief period.

As always, we thank you for using Potomac Funds and we look forward to our mutual success.

Best regards,

Daniel O'Neill
Daniel O'Neill
The Potomac Funds

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTES. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL, TOLL-FREE 1-800-851-0511.

AN INVESTMENT IN ANY OF THE POTOMAC FUNDS IS SUBJECT TO A NUMBER OF RISKS THAT COULD AFFECT THE VALUE OF ITS SHARES. IT IS IMPORTANT THAT INVESTORS CLOSELY REVIEW AND UNDERSTAND THESE RISKS BEFORE MAKING AN INVESTMENT. INVESTORS CONSIDERING AN INVESTMENT MAY OBTAIN A PROSPECTUS BY CALLING 1-800-851-0511. INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY FOR MORE COMPLETE INFORMATION, INCLUDING CHARGES, EXPENSES, AND ADDITIONAL RISKS, BEFORE INVESTING OR SENDING MONEY.

                          EXPENSE EXAMPLE (UNAUDITED)
                               FEBRUARY 28, 2006

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held of the entire period (September 1, 2005 - February 28, 2006).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds' transfer agent. However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLE TABLES

                                                                 U.S./SHORT FUND
                                          -------------------------------------------------------------
                                                                                       EXPENSES PAID
                                              BEGINNING             ENDING             DURING PERIOD
                                            ACCOUNT VALUE        ACCOUNT VALUE      SEPTEMBER 1, 2005 -
                                          SEPTEMBER 1, 2005    FEBRUARY 28, 2006    FEBRUARY 28, 2006*
                                          -----------------    -----------------    -------------------
Actual                                        $1,000.00            $  966.50               $9.51
Hypothetical (5% return before
  expenses)                                    1,000.00             1,015.12                9.74

* Expenses are equal to the Fund's annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

                                                                  OTC PLUS FUND
                                          -------------------------------------------------------------
                                                                                       EXPENSES PAID
                                              BEGINNING             ENDING             DURING PERIOD
                                            ACCOUNT VALUE        ACCOUNT VALUE      SEPTEMBER 1, 2005 -
                                          SEPTEMBER 1, 2005    FEBRUARY 28, 2006    FEBRUARY 28, 2006*
                                          -----------------    -----------------    -------------------
Actual                                        $1,000.00            $1,056.60               $8.92
Hypothetical (5% return before
  expenses)                                    1,000.00             1,016.12                8.75

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

                                                               SMALL CAP PLUS FUND
                                          -------------------------------------------------------------
                                                                                       EXPENSES PAID
                                              BEGINNING             ENDING             DURING PERIOD
                                            ACCOUNT VALUE        ACCOUNT VALUE      SEPTEMBER 1, 2005 -
                                          SEPTEMBER 1, 2005    FEBRUARY 28, 2006    FEBRUARY 28, 2006*
                                          -----------------    -----------------    -------------------
Actual                                        $1,000.00            $1,100.00               $9.11
Hypothetical (5% return before
  expenses)                                    1,000.00             1,016.12                8.75

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

                                                              SMALL CAP/SHORT FUND
                                          -------------------------------------------------------------
                                                                                       EXPENSES PAID
                                              BEGINNING             ENDING             DURING PERIOD
                                            ACCOUNT VALUE        ACCOUNT VALUE      SEPTEMBER 1, 2005 -
                                          SEPTEMBER 1, 2005    FEBRUARY 28, 2006    FEBRUARY 28, 2006*
                                          -----------------    -----------------    -------------------
Actual                                        $1,000.00            $  824.40               $8.82
Hypothetical (5% return before
  expenses)                                    1,000.00             1,015.12                9.74

* Expenses are equal to the Fund's annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

                                                                DOW 30 PLUS FUND
                                          -------------------------------------------------------------
                                                                                       EXPENSES PAID
                                              BEGINNING             ENDING             DURING PERIOD
                                            ACCOUNT VALUE        ACCOUNT VALUE      SEPTEMBER 1, 2005 -
                                          SEPTEMBER 1, 2005    FEBRUARY 28, 2006    FEBRUARY 28, 2006*
                                          -----------------    -----------------    -------------------
Actual                                        $1,000.00            $1,061.10               $8.94
Hypothetical (5% return before
  expenses)                                    1,000.00             1,016.12                8.75

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

                                                                 CONTRABOND FUND
                                          -------------------------------------------------------------
                                                                                       EXPENSES PAID
                                              BEGINNING             ENDING             DURING PERIOD
                                            ACCOUNT VALUE        ACCOUNT VALUE      SEPTEMBER 1, 2005 -
                                          SEPTEMBER 1, 2005    FEBRUARY 28, 2006    FEBRUARY 28, 2006*
                                          -----------------    -----------------    -------------------
Actual                                        $1,000.00            $1,087.00              $48.59
Hypothetical (5% return before
  expenses)                                    1,000.00               978.23               46.06

* Expenses are equal to the Fund's annualized expense ratio of 9.39%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

                                                                10 YEAR PLUS FUND
                                          -------------------------------------------------------------
                                                                                       EXPENSES PAID
                                              BEGINNING             ENDING             DURING PERIOD
                                            ACCOUNT VALUE        ACCOUNT VALUE      SEPTEMBER 1, 2005 -
                                          SEPTEMBER 1, 2005    FEBRUARY 28, 2006    FEBRUARY 28, 2006*
                                          -----------------    -----------------    -------------------
Actual                                        $1,000.00            $  906.00                7.89
Hypothetical (5% return before
  expenses)                                    1,000.00             1,016.51                8.35

** Expenses are equal to the Fund's annualized expense ratio of 1.67%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

                                                              DYNAMIC HY BOND FUND
                                          -------------------------------------------------------------
                                                                                       EXPENSES PAID
                                              BEGINNING             ENDING             DURING PERIOD
                                            ACCOUNT VALUE        ACCOUNT VALUE      SEPTEMBER 1, 2005 -
                                          SEPTEMBER 1, 2005    FEBRUARY 28, 2006    FEBRUARY 28, 2006*
                                          -----------------    -----------------    -------------------
Actual                                        $1,000.00            $1,030.60               $6.60
Hypothetical (5% return before
  expenses)                                    1,000.00             1,018.30                6.56

* Expenses are equal to the Fund's annualized expense ratio of 1.31%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

                                                                  HY BEAR FUND
                                          -------------------------------------------------------------
                                                                                       EXPENSES PAID
                                              BEGINNING             ENDING             DURING PERIOD
                                            ACCOUNT VALUE        ACCOUNT VALUE      SEPTEMBER 1, 2005 -
                                          SEPTEMBER 1, 2005    FEBRUARY 28, 2006     FEBRUARY 28, 2006
                                          -----------------    -----------------    -------------------
Actual                                        $1,000.00             $980.00               $30.54*
Hypothetical (5% return before
  expenses)                                    1,000.00              993.95                30.75**

* Expenses are equal to the Fund's annualized expense ratio of 6.22%, multiplied by the average account value over the period September 20, 2005 -- February 28, 2006, the Fund's commencement of operations date to the end of the period to reflect the Fund's actual expenses.

** Expenses are equal to the Fund's annualized expense ratio of 6.22%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

                                                               COMMODITY BULL FUND
                                          -------------------------------------------------------------
                                                                                       EXPENSES PAID
                                              BEGINNING             ENDING             DURING PERIOD
                                            ACCOUNT VALUE        ACCOUNT VALUE      SEPTEMBER 1, 2005 -
                                          SEPTEMBER 1, 2005    FEBRUARY 28, 2006    FEBRUARY 28, 2006*
                                          -----------------    -----------------    -------------------
Actual                                        $1,000.00            $  848.60               $8.02
Hypothetical (5% return before
  expenses)                                    1,000.00             1,016.12                8.75

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

                                                           EMERGING MARKETS PLUS FUND
                                          -------------------------------------------------------------
                                                                                       EXPENSES PAID
                                              BEGINNING             ENDING             DURING PERIOD
                                            ACCOUNT VALUE        ACCOUNT VALUE      SEPTEMBER 1, 2005 -
                                          SEPTEMBER 1, 2005    FEBRUARY 28, 2006     FEBRUARY 28, 2006
                                          -----------------    -----------------    -------------------
Actual                                        $1,000.00            $1,392.90               $8.90*
Hypothetical (5% return before
  expenses)                                    1,000.00             1,017.36                7.50**

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period November 1, 2005 -- February 28, 2006, the Fund's commencement of operations date to the end of the period to reflect the Fund's actual expenses.

** Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

                                                           EMERGING MARKETS SHORT FUND
                                          -------------------------------------------------------------
                                                                                       EXPENSES PAID
                                          BEGINNING ACCOUNT     ENDING ACCOUNT         DURING PERIOD
                                           VALUE SEPTEMBER      VALUE FEBRUARY      SEPTEMBER 1, 2005 -
                                               1, 2005             28, 2006          FEBRUARY 28, 2006
                                          -----------------    -----------------    -------------------
Actual                                        $1,000.00            $  698.50               $6.32*
Hypothetical (5% return before
  expenses)                                    1,000.00             1,017.36                7.50**

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period November 4, 2005 -- February 28, 2006, the Fund's commencement of operations date to the end of the period to reflect the Fund's actual expenses.

** Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

                                                           DEVELOPED MARKETS PLUS FUND
                                          -------------------------------------------------------------
                                                                                       EXPENSES PAID
                                              BEGINNING             ENDING             DURING PERIOD
                                            ACCOUNT VALUE        ACCOUNT VALUE      SEPTEMBER 1, 2005 -
                                          SEPTEMBER 1, 2005    FEBRUARY 28, 2006     FEBRUARY 28, 2006
                                          -----------------    -----------------    -------------------
Actual                                        $1,000.00            $1,021.50               $7.52*
Hypothetical (5% return before
  expenses)                                    1,000.00             1,017.36                7.50**

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period January 25, 2006 -- February 28, 2006, the Fund's commencement of operations date to the end of the period to reflect the Fund's actual expenses.

** Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

                                                          DEVELOPED MARKETS SHORT FUND
                                          -------------------------------------------------------------
                                                                                       EXPENSES PAID
                                              BEGINNING             ENDING             DURING PERIOD
                                            ACCOUNT VALUE        ACCOUNT VALUE      SEPTEMBER 1, 2005 -
                                          SEPTEMBER 1, 2005    FEBRUARY 28, 2006     FEBRUARY 28, 2006
                                          -----------------    -----------------    -------------------
Actual                                        $1,000.00            $  967.00               $7.32*
Hypothetical (5% return before
  expenses)                                    1,000.00             1,017.36                7.50**

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period February 6, 2006 -- February 28, 2006, the Fund's commencement of operations date to the end of the period to reflect the Fund's actual expenses.

** Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

                                                        U.S. GOVERNMENT MONEY MARKET FUND
                                          -------------------------------------------------------------
                                                                                       EXPENSES PAID
                                              BEGINNING             ENDING             DURING PERIOD
                                            ACCOUNT VALUE        ACCOUNT VALUE      SEPTEMBER 1, 2005 -
                                          SEPTEMBER 1, 2005    FEBRUARY 28, 2006    FEBRUARY 28, 2006*
                                          -----------------    -----------------    -------------------
Actual                                        $1,000.00            $1,015.30               $5.00
Hypothetical (5% return before
  expenses)                                    1,000.00             1,019.84                5.01

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

                                U.S./SHORT FUND
                          ALLOCATION OF FUND HOLDINGS

                         FEBRUARY 28, 2006 (UNAUDITED)

(BAR CHART)
                                 OTC PLUS FUND
                          ALLOCATION OF FUND HOLDINGS

                         FEBRUARY 28, 2006 (UNAUDITED)

(BAR CHART)
THE PERCENTAGES IN THESE GRAPHS ARE CALCULATED BASED ON NET ASSETS.

* CASH AND OTHER ASSETS LESS LIABILITIES.

                              SMALL CAP PLUS FUND
                          ALLOCATION OF FUND HOLDINGS

                         FEBRUARY 28, 2006 (UNAUDITED)

(BAR CHART)
                              SMALL CAP/SHORT FUND
                          ALLOCATION OF FUND HOLDINGS

                         FEBRUARY 28, 2006 (UNAUDITED)

(BAR CHART)
THE PERCENTAGES IN THESE GRAPHS ARE CALCULATED BASED ON NET ASSETS.

* CASH AND OTHER ASSETS LESS LIABILITIES.

                                DOW 30 PLUS FUND
                          ALLOCATION OF FUND HOLDINGS

                         FEBRUARY 28, 2006 (UNAUDITED)

(BAR CHART)
                                CONTRABOND FUND
                          ALLOCATION OF FUND HOLDINGS

                         FEBRUARY 28, 2006 (UNAUDITED)

(BAR CHART)
THE PERCENTAGES IN THESE GRAPHS ARE CALCULATED BASED ON NET ASSETS.

* CASH AND OTHER ASSETS LESS LIABILITIES.

                               10 YEAR PLUS FUND
                          ALLOCATION OF FUND HOLDINGS

                         FEBRUARY 28, 2006 (UNAUDITED)

(BAR CHART)
                              DYNAMIC HY BOND FUND
                        ALLOCATION OF PORTFOLIO HOLDINGS

                         FEBRUARY 28, 2006 (UNAUDITED)

(BAR CHART)
THE PERCENTAGES IN THESE GRAPHS ARE CALCULATED BASED ON NET ASSETS.

* CASH AND OTHER ASSETS LESS LIABILITIES.

                                  HY BEAR FUND
                        ALLOCATION OF PORTFOLIO HOLDINGS

                         FEBRUARY 28, 2006 (UNAUDITED)

(BAR CHART)
                              COMMODITY BULL FUND
                          ALLOCATION OF FUND HOLDINGS

                         FEBRUARY 28, 2006 (UNAUDITED)

(BAR CHART)
THE PERCENTAGES IN THESE GRAPHS ARE CALCULATED BASED ON NET ASSETS.

* CASH AND OTHER ASSETS LESS LIABILITIES.

                           EMERGING MARKETS PLUS FUND
                        ALLOCATION OF PORTFOLIO HOLDINGS

                         FEBRUARY 28, 2006 (UNAUDITED)

(BAR CHART)
                          EMERGING MARKETS SHORT FUND
                        ALLOCATION OF PORTFOLIO HOLDINGS

                         FEBRUARY 28, 2006 (UNAUDITED)

(BAR CHART)
THE PERCENTAGES IN THESE GRAPHS ARE CALCULATED BASED ON NET ASSETS.

 * CASH AND OTHER ASSETS LESS LIABILITIES.

** THESE INVESTMENTS CONSIST OF INVESTMENT COMPANIES THAT PRIMARILY INVEST IN
   THIS CATEGORY OF SECURITIES.

                          DEVELOPED MARKETS PLUS FUND
                        ALLOCATION OF PORTFOLIO HOLDINGS

                         FEBRUARY 28, 2006 (UNAUDITED)

(BAR CHART)
                          DEVELOPED MARKETS SHORT FUND
                        ALLOCATION OF PORTFOLIO HOLDINGS

                         FEBRUARY 28, 2006 (UNAUDITED)

(BAR CHART)
THE PERCENTAGES IN THESE GRAPHS ARE CALCULATED BASED ON NET ASSETS.

 * CASH AND OTHER ASSETS LESS LIABILITIES.

** THESE INVESTMENTS CONSIST OF INVESTMENT COMPANIES THAT PRIMARILY INVEST IN
   THESE TYPES OF SECURITIES.

                       U.S. GOVERNMENT MONEY MARKET FUND
                        ALLOCATION OF PORTFOLIO HOLDINGS

                         FEBRUARY 28, 2006 (UNAUDITED)

(BAR CHART)
THE PERCENTAGES IN THESE GRAPHS ARE CALCULATED BASED ON NET ASSETS.

* CASH AND OTHER ASSETS LESS LIABILITIES.

                                U.S./SHORT FUND
                            SCHEDULE OF INVESTMENTS

                         FEBRUARY 28, 2006 (UNAUDITED)

-------------------------------------------------------
FACE AMOUNT                                   VALUE
-------------------------------------------------------
SHORT-TERM INVESTMENTS -- 95.4%
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 93.0%
$3,999,533    Federal Home Loan Bank
                Discount Note, 2.65%,
                3/1/2006                 $3,999,533
                                         ----------
              TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS
                (Cost $3,999,533)        $3,999,533
                                         ----------

--------------------------------------------------------
SHARES                                         VALUE
--------------------------------------------------------
MONEY MARKET FUND -- 2.4%
102,203   Fidelity Institutional Money
            Market Portfolio              $  102,203
                                          ----------
          TOTAL MONEY MARKET FUND (Cost
            $102,203)                     $  102,203
                                          ----------
          TOTAL SHORT-TERM
            INVESTMENTS -- 95.4%
            (Cost $4,101,736)             $4,101,736
                                          ----------
          Other Assets in Excess of
            Liabilities -- 4.6%              197,902
                                          ----------
          TOTAL NET ASSETS -- 100.0%      $4,299,638
                                          ==========

Percentages are calculated as a percent of net assets.

                                U.S./SHORT FUND
                      SCHEDULE OF SHORT FUTURES CONTRACTS

                         FEBRUARY 28, 2006 (UNAUDITED)

----------------------------------------------------------
                                           UNREALIZED
CONTRACTS                                 APPRECIATION
----------------------------------------------------------
SHORT FUTURES CONTRACTS
   19       S&P 500 Index Mini Futures
              Contracts
              Expiring March 2006
              (Underlying Face Amount at
              Market Value $1,217,425)      $(7,286)
                                          ============

                                U.S./SHORT FUND
                    SCHEDULE OF SHORT EQUITY SWAP CONTRACTS

                         FEBRUARY 28, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------
                                                  # OF            NOTIONAL         TERMINATION         UNREALIZED
COUNTERPARTY            REFERENCE ENTITY        CONTRACTS          AMOUNT             DATE            DEPRECIATION
------------------------------------------------------------------------------------------------------------------
Goldman Sachs & Co.     S&P 500 Index              2,438         $3,109,168         7/19/2006          $(107,957)
                                                                                                       =========

                     See notes to the financial statements.

                                 OTC PLUS FUND
                            SCHEDULE OF INVESTMENTS

                         FEBRUARY 28, 2006 (UNAUDITED)

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
COMMON STOCKS -- 94.0%
Air Freight & Logistics - 1.0%
   1,809   C.H. Robinson Worldwide,
             Inc.                          $    81,079
   1,121   Expeditors International of
             Washington, Inc.                   87,203
                                           -----------
                                               168,282
                                           -----------
Biotechnology - 9.0%
   6,158   Amgen, Inc.*                        464,868
   3,949   Biogen Idec, Inc.*                  186,590
   3,600   Celgene Corp.*                      136,800
   2,823   Chiron Corp.*                       128,926
   3,465   Genzyme Corp.*                      240,263
   4,827   Gilead Sciences, Inc.*              300,577
                                           -----------
                                             1,458,024
                                           -----------
Chemicals - 0.3%
     691   Sigma-Aldrich Corp.                  44,507
                                           -----------

Commercial Services & Supplies - 1.0%
   2,157   Cintas Corp.                         88,631
   1,344   Monster Worldwide, Inc.*             65,802
                                           -----------
                                               154,433
                                           -----------
Communications Equipment - 11.8%
  23,489   Cisco Systems, Inc.*                475,417
   2,237   Comverse Technology, Inc.*           64,336
  20,250   JDS Uniphase Corp.*                  61,560
   3,973   Juniper Networks, Inc.*              73,064
  21,225   QUALCOMM, Inc.                    1,002,032
   2,046   Research In Motion Ltd.*            144,305
   1,283   Telefonaktiebolaget LM
             Ericsson ADR                       43,750
   2,736   Tellabs, Inc.*                       40,192
                                           -----------
                                             1,904,656
                                           -----------
Computer Programming Services - 0.3%
   4,381   BEA Systems, Inc.*                   50,250
                                           -----------

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
Computers & Peripherals - 8.9%
  12,582   Apple Computer, Inc.*           $   862,370
   9,268   Dell, Inc. *                        268,772
   4,165   Network Appliance, Inc.*            138,111
   1,808   SanDisk Corp.*                      109,095
  15,897   Sun Microsystems, Inc.*              66,291
                                           -----------
                                             1,444,639
                                           -----------
Consumer Services - 0.6%
   1,909   Apollo Group, Inc.*                  94,266
                                           -----------

Distributors - 0.4%
   1,546   Fastenal Co.                         67,885
                                           -----------

Electrical Equipment - 0.3%
   2,101   American Power Conversion
             Corp.                              42,923
                                           -----------

Electronic Equipment & Instruments - 1.2%
     889   CDW Corp.                            50,549
   6,660   Flextronics International
             Ltd.*                              71,861
   1,072   Garmin Ltd.                          73,775
                                           -----------
                                               196,185
                                           -----------
Energy Equipment & Services - 0.3%
   1,868   Patterson-UTI Energy, Inc.           51,463
                                           -----------

Health Care Equipment & Supplies - 1.3%
   3,590   Biomet, Inc.                        130,676
     808   DENTSPLY International,
             Inc.                               46,048
     379   Intuitive Surgical, Inc.*            34,186
                                           -----------
                                               210,910
                                           -----------
Health Care Providers & Services - 1.3%
   1,391   Express Scripts, Inc.*              121,392
   1,004   Lincare Holdings, Inc.*              41,064
   1,416   Patterson Companies, Inc.*           51,033
                                           -----------
                                               213,489
                                           -----------
Hotels Restaurants & Leisure - 3.0%
  11,442   Starbucks Corp.*                    415,573
   1,161   Wynn Resorts Ltd.*                   77,149
                                           -----------
                                               492,722
                                           -----------

                     See notes to the financial statements.

                                 OTC PLUS FUND
                      SCHEDULE OF INVESTMENTS (continued)
                         FEBRUARY 28, 2006 (UNAUDITED)

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
COMMON STOCKS -- 94.0% (CONTINUED)
Internet & Catalog Retail - 4.5%
   2,946   Amazon.com, Inc.*               $   110,446
  11,163   eBay, Inc.*                         447,190
   3,669   Expedia, Inc.*                       69,601
   3,573   IAC/InterActiveCorp*                104,474
                                           -----------
                                               731,711
                                           -----------
Internet Software & Services - 4.7%
   1,299   Google, Inc.*                       471,043
   2,587   VeriSign, Inc.*                      61,209
   7,300   Yahoo!, Inc.*                       234,038
                                           -----------
                                               766,290
                                           -----------
IT Services - 2.4%
     926   CheckFree Corp.*                     45,800
   1,442   Cognizant Technology
             Solutions Corp.*                   83,074
   2,470   Fiserv, Inc.*                       102,505
   3,848   Paychex, Inc.                       154,112
                                           -----------
                                               385,491
                                           -----------
Machinery - 1.3%
   1,277   Joy Global, Inc.                     65,842
   2,031   PACCAR, Inc.                        141,906
                                           -----------
                                               207,748
                                           -----------
Media - 4.7%
  10,213   Comcast Corp. - Class A*            274,015
   2,548   Discovery Holding Co.*               37,201
   2,338   EchoStar Communications
             Corp. - Class A*                   68,667
     926   Lamar Advertising Co.*               47,244
   2,585   Liberty Global, Inc. - Class
             A*                                 52,501
     994   NTL, Inc.*                           65,455
   1,280   Pixar*                               81,664
  15,432   Sirius Satellite Radio,
             Inc.*                              78,858
   2,453   XM Satellite Radio Holdings,
             Inc. - Class A*                    54,187
                                           -----------
                                               759,792
                                           -----------
Medical Instruments - 0.6%
   2,818   MedImmune, Inc.*                    102,829
                                           -----------

Multiline Retail - 1.3%
   1,802   Sears Holdings Corp.*               217,051
                                           -----------

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
Pharmaceuticals - 2.0%
   1,136   Amylin Pharmaceuticals,
             Inc.*                         $    49,280
   1,103   Sepracor, Inc.*                      63,213
   5,179   Teva Pharmaceutical
             Industries, Ltd. ADR              217,466
                                           -----------
                                               329,959
                                           -----------
Prepackaged Software - 0.3%
   2,580   Check Point Software
             Technologies Ltd.*                 54,851
                                           -----------

Retail - Discount - 0.8%
   2,662   Costco Wholesale Corp.              136,507
                                           -----------

Retail - Food - 0.6%
   1,427   Whole Foods Market, Inc.             91,157
                                           -----------

Semiconductor & Semiconductor Equipment - 12.3%
   5,457   Altera Corp.*                       109,358
   8,981   Applied Materials, Inc.             164,712
   2,646   ATI Technologies, Inc.*              42,018
   4,268   Broadcom Corp. - Class A*           192,444
  22,597   Intel Corp.                         465,498
   2,561   KLA-Tencor Corp.                    133,761
   1,503   Lam Research Corp.*                  64,779
   4,360   Linear Technology Corp.             160,710
   2,904   Marvell Technology Group
             Ltd.*                             177,783
   4,917   Maxim Integrated Products,
             Inc.                              192,206
   1,870   Microchip Technology, Inc.           65,824
   1,799   NVIDIA Corp.*                        84,787
   4,949   Xilinx, Inc.                        135,009
                                           -----------
                                             1,988,889
                                           -----------
Software - 14.7%
   2,616   Activision, Inc.*                    32,700
   6,271   Adobe Systems, Inc.                 242,186
   2,579   Autodesk, Inc.                       97,099
   3,182   Cadence Design Systems,
             Inc.*                              56,480
   2,243   Citrix Systems, Inc.*                72,583
   3,243   Electronic Arts, Inc.*              168,539
   2,386   Intuit, Inc.*                       115,912
  39,213   Microsoft Corp.                   1,054,830
  22,993   Oracle Corp.*                       285,573
   1,862   Red Hat, Inc.*                       50,032
  12,104   Symantec Corp.*                     204,437
                                           -----------
                                             2,380,371
                                           -----------

                     See notes to the financial statements.

                                 OTC PLUS FUND
                      SCHEDULE OF INVESTMENTS (continued)
                         FEBRUARY 28, 2006 (UNAUDITED)

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
COMMON STOCKS -- 94.0% (CONTINUED)
Specialty Retail - 2.6%
   4,273   Bed Bath & Beyond, Inc.*        $   153,999
   1,519   PETsMART, Inc.                       39,433
   1,525   Ross Stores, Inc.                    43,188
   5,259   Staples, Inc.                       129,056
   1,842   Urban Outfitters, Inc.*              51,760
                                           -----------
                                               417,436
                                           -----------
Wireless Telecommunication Services - 0.5%
   1,573   NII Holdings, Inc.*                  80,569
                                           -----------
           TOTAL COMMON STOCKS
             (Cost $8,429,646)             $15,245,285
                                           -----------

----------------------------------------------------------
FACE AMOUNT                                      VALUE
----------------------------------------------------------
SHORT-TERM INVESTMENTS -- 3.3%
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.9%
$  300,000   Federal Home Loan Bank
               Discount Note, 2.65%,
               3/1/2006                    $   300,000
                                           -----------
             TOTAL U.S. GOVERNMENT
               AGENCY OBLIGATIONS
               (Cost $300,000)             $   300,000
                                           -----------

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
MONEY MARKET FUND -- 1.4%
 233,666   Fidelity Institutional Money
             Market Portfolio              $   233,666
                                           -----------
           TOTAL MONEY MARKET FUND
             (Cost $233,666)               $   233,666
                                           -----------
           TOTAL SHORT-TERM
             INVESTMENTS - 3.3%
             (Cost $533,666)               $   533,666
                                           -----------
           TOTAL INVESTMENTS - 97.3%
             (Cost $8,963,312)             $15,778,951
           Other Assets in Excess of
             Liabilities - 2.7%                434,472
                                           -----------
           TOTAL NET ASSETS - 100.0%       $16,213,423
                                           ===========

Percentages are calculated as a percent of net assets.

ADR American Depository Receipt

* Non Income Producing

                                 OTC PLUS FUND
                    SCHEDULE OF FUTURES CONTRACTS PURCHASED

                         FEBRUARY 28, 2006 (UNAUDITED)

----------------------------------------------------------
                                           UNREALIZED
CONTRACTS                                 DEPRECIATION
----------------------------------------------------------
FUTURES CONTRACTS PURCHASED
   30       NASDAQ 100 Index Futures
              Contracts
              Expiring March 2006
              (Underlying Face Amount at
              Market Value $5,022,000)     $(122,035)
                                          ============

                     See notes to the financial statements.

                              SMALL CAP PLUS FUND
                            SCHEDULE OF INVESTMENTS

                         FEBRUARY 28, 2006 (UNAUDITED)

---------------------------------------------------------
FACE AMOUNT                                     VALUE
---------------------------------------------------------
SHORT-TERM INVESTMENTS -- 90.5%
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 89.3%
$9,701,000    Federal Home Loan Bank
              Discount Note, 2.65%,
                3/1/2006                  $ 9,701,000
                                          -----------
              TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS
                (Cost $9,701,000)         $ 9,701,000
                                          -----------

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
MONEY MARKET FUND -- 1.2%
   125,947    Fidelity Institutional
                Money Market Portfolio    $   125,947
                                          -----------
              TOTAL MONEY MARKET FUND
                (Cost $125,947)           $   125,947
                                          -----------
              TOTAL SHORT-TERM
                INVESTMENTS -- 90.5%
                (Cost $9,826,947)         $ 9,826,947
              Other Assets in Excess
                of Liabilities -- 9.5%      1,032,784
                                          -----------
              TOTAL NET ASSETS --
                100.0%                    $10,859,731
                                          ===========

Percentages are calculated as a percent of net assets.

                              SMALL CAP PLUS FUND
                    SCHEDULE OF FUTURES CONTRACTS PURCHASED

                         FEBRUARY 28, 2006 (UNAUDITED)

---------------------------------------------------------
                                          UNREALIZED
CONTRACTS                                DEPRECIATION
---------------------------------------------------------
FUTURES CONTRACTS PURCHASED
   11       Russell 2000 Index Futures
              Contracts
              Expiring March 2006
              (Underlying Face Amount
              at
              Market Value $4,016,375)     $(27,924)
                                         ============

                              SMALL CAP PLUS FUND
                  SCHEDULE OF EQUITY SWAP CONTRACTS PURCHASED

                         FEBRUARY 28, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------
                                                       # OF          NOTIONAL       TERMINATION       UNREALIZED
COUNTERPARTY                  REFERENCE ENTITY       CONTRACTS        AMOUNT           DATE          APPRECIATION
-----------------------------------------------------------------------------------------------------------------
Goldman Sachs & Co.          Russell 2000 Index       13,027        $9,464,105       5/17/2006         $28,846
                                                                                                       =======

                     See notes to the financial statements.

                              SMALL CAP/SHORT FUND
                            SCHEDULE OF INVESTMENTS
                         FEBRUARY 28, 2006 (UNAUDITED)

---------------------------------------------------------
FACE AMOUNT                                     VALUE
---------------------------------------------------------
SHORT-TERM INVESTMENTS -- 135.3%
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 131.0%
$6,500,000    Federal Home Loan Bank
                Discount Note,
                2.65%, 3/1/2006            $6,500,000
                                           ----------
              TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS
                (Cost $6,500,000)          $6,500,000
                                           ----------

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
MONEY MARKET FUND -- 4.3%
  213,387     Fidelity Institutional
                Money Market Portfolio     $   213,387
                                           -----------
              TOTAL MONEY MARKET FUND
                (Cost $213,387)            $   213,387
                                           -----------
              TOTAL SHORT-TERM
                INVESTMENTS - 135.3%
                (Cost $6,713,387)          $ 6,713,387
              Liabilities in Excess of
                Other Assets - (35.3)%      (1,750,323)
                                           -----------
              TOTAL NET ASSETS - 100.0%    $ 4,963,064
                                           ===========

Percentages are calculated as a percent of net assets.

                              SMALL CAP/SHORT FUND
                      SCHEDULE OF SHORT FUTURES CONTRACTS

                         FEBRUARY 28, 2006 (UNAUDITED)

---------------------------------------------------------
                                          UNREALIZED
CONTRACTS                                APPRECIATION
---------------------------------------------------------
SHORT FUTURES CONTRACTS
    8       Russell 2000 Index Futures
              Contracts
              Expiring March 2006
              (Underlying Face Amount
              at
              Market Value $2,921,000)      $9,714
                                            ======

                              SMALL CAP/SHORT FUND
                    SCHEDULE OF SHORT EQUITY SWAP CONTRACTS

                         FEBRUARY 28, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------
                                                       # OF          NOTIONAL       TERMINATION       UNREALIZED
COUNTERPARTY                  REFERENCE ENTITY       CONTRACTS        AMOUNT           DATE          DEPRECIATION
-----------------------------------------------------------------------------------------------------------------
Goldman Sachs & Co.          Russell 2000 Index        9,761        $7,083,487       3/14/2006         $(41,199)
                                                                                                       ========

                     See notes to the financial statements.

                                DOW 30 PLUS FUND
                            SCHEDULE OF INVESTMENTS

                         FEBRUARY 28, 2006 (UNAUDITED)

--------------------------------------------------------
SHARES                                         VALUE
--------------------------------------------------------
COMMON STOCKS -- 93.9%
Aerospace & Defense - 11.8%
4,831    Honeywell International, Inc.    $  197,829
4,831    The Boeing Co.                      351,165
4,831    United Technologies Corp.           282,614
                                          ----------
                                             831,608
                                          ----------
Automobiles - 1.4%
4,831    General Motors Corp.                 98,118
                                          ----------

Beverages - 2.9%
4,831    The Coca-Cola Co.                   202,757
                                          ----------

Chemicals - 2.7%
4,831    E.I du Pont de Nemours and Co.      194,399
                                          ----------

Computers & Peripherals - 7.7%
4,831    Hewlett-Packard Co.                 158,505
4,831    International Business Machines
           Corp.                             387,640
                                          ----------
                                             546,145
                                          ----------
Financial Services - 9.7%
4,831    American Express Co.                260,294
4,831    Citigroup, Inc.                     224,014
4,831    JPMorgan Chase & Co.                198,747
                                          ----------
                                             683,055
                                          ----------
Food & Staples Retailing - 3.1%
4,831    Wal-Mart Stores, Inc.               219,134
                                          ----------

Hotels Restaurants & Leisure - 2.4%
4,831    McDonald's Corp.                    168,650
                                          ----------

Industrial Conglomerates - 7.3%
4,831    3M Co.                              355,513
4,831    General Electric Co.                158,795
                                          ----------
                                             514,308
                                          ----------

--------------------------------------------------------
SHARES                                         VALUE
--------------------------------------------------------
Insurance - 4.5%
4,831    American International Group,
           Inc.                           $  320,585
                                          ----------

Machinery - 5.0%
4,831    Caterpillar, Inc.                   353,049
                                          ----------

Manufacturing - 4.1%
4,831    The Procter & Gamble Co.            289,522
                                          ----------

Media - 1.9%
4,831    The Walt Disney Co.                 135,220
                                          ----------

Metals & Mining - 2.0%
4,831    Alcoa, Inc.                         141,645
                                          ----------

Oil, Gas & Consumable Fuels - 4.1%
4,831    Exxon Mobil Corp.                   286,816
                                          ----------

Pharmaceuticals - 8.1%
4,831    Johnson & Johnson                   278,507
4,831    Merck & Co., Inc.                   168,409
4,831    Pfizer, Inc.                        126,524
                                          ----------
                                             573,440
                                          ----------
Semiconductor & Semiconductor Equipment - 1.4%
4,831    Intel Corp.                          99,519
                                          ----------

Software - 1.8%
4,831    Microsoft Corp.                     129,954
                                          ----------

Specialty Retail - 2.9%
4,831    The Home Depot, Inc.                203,627
                                          ----------

Telecommunication Services - 4.2%
4,831    AT&T, Inc.                          133,287
4,831    Verizon Communications, Inc.        162,805
                                          ----------
                                             296,092
                                          ----------

                     See notes to the financial statements.

                                DOW 30 PLUS FUND
                      SCHEDULE OF INVESTMENTS (continued)
                         FEBRUARY 28, 2006 (UNAUDITED)

--------------------------------------------------------
SHARES                                         VALUE
--------------------------------------------------------
COMMON STOCKS -- 93.9% (CONTINUED)
Tobacco - 4.9%
4,831    Altria Group, Inc.               $  347,349
                                          ----------
         TOTAL COMMON STOCKS
           (Cost $4,510,055)              $6,634,992
                                          ----------

-------------------------------------------------------
FACE AMOUNT                                   VALUE
-------------------------------------------------------
SHORT-TERM INVESTMENTS -- 5.0%
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.8%
 $199,977     Federal Home Loan Bank
                Discount Note, 2.65%,
                3/1/2006                 $  199,977
                                         ----------
              TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS
                (Cost $199,977)          $  199,977
                                         ----------

--------------------------------------------------------
SHARES                                         VALUE
--------------------------------------------------------
MONEY MARKET FUND -- 2.2%
152,245   Fidelity Institutional Money
            Market Portfolio              $  152,245
                                          ----------
          TOTAL MONEY MARKET FUND
            (Cost $152,245)               $  152,245
                                          ----------
          TOTAL SHORT-TERM INVESTMENTS
            (Cost $352,222)               $  352,222
                                          ----------
          TOTAL INVESTMENTS - 98.9%
            (Cost $4,862,277)             $6,987,214
          Other Assets in Excess of
            Liabilities - 1.1%                76,923
                                          ----------
          TOTAL NET ASSETS - 100.0%       $7,064,137
                                          ==========

Percentages are calculated as a percent of net assets.

                                DOW 30 PLUS FUND
                    SCHEDULE OF FUTURES CONTRACTS PURCHASED

                         FEBRUARY 28, 2006 (UNAUDITED)

---------------------------------------------------------
                                          UNREALIZED
CONTRACTS                                APPRECIATION
---------------------------------------------------------
FUTURES CONTRACTS PURCHASED
   20       Dow Jones Industrial
              Average
              Index Futures Contracts
              Expiring March 2006
              (Underlying Face Amount
              at
              Market Value $2,201,000)      $5,400
                                         ============

                     See notes to the financial statements.

                                CONTRABOND FUND
                            SCHEDULE OF INVESTMENTS
                         FEBRUARY 28, 2006 (UNAUDITED)

---------------------------------------------------------
FACE AMOUNT                                     VALUE
---------------------------------------------------------
SHORT-TERM INVESTMENTS -- 298.2%
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 104.7%
$24,502,000    Federal Home Loan Bank
                 Discount Note, 2.65%,
                 3/1/2006                 $24,502,000
                                          -----------
               TOTAL U.S. GOVERNMENT
                 AGENCY OBLIGATIONS
                 (Cost $24,502,000)       $24,502,000
                                          -----------

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
MONEY MARKET FUND -- 1.4%
  325,717      Fidelity Institutional Money
                 Market Portfolio            $325,717
                                             --------
               TOTAL MONEY MARKET FUND
                 (Cost $325,717)             $325,717
                                             --------

---------------------------------------------------------
FACE AMOUNT                                     VALUE
---------------------------------------------------------
REPURCHASE AGREEMENTS -- 192.1%
$19,900,000    Mizuho Repurchase
                 Agreement, 1.00%,
                 03/01/2006 (Dated
                 02/28/2006,
                 Collateralized by U.S.
                 Treasury Note, 4.50%,
                 due 02/15/2016 valued
                 at $19,925,000.
                 Repurchase proceeds
                 are $19,900,00)         $ 19,900,000
25,062,500     Mizuho Repurchase
                 Agreement, 4.50%,
                 03/01/2006 (Dated
                 02/28/2006,
                 Collateralized by U.S.
                 Treasury Note, 4.50%,
                 due 11/15/2015 valued
                 at $24,824,219.
                 Repurchase proceeds
                 are $25,062,500)          25,062,500
                                         ------------
               TOTAL REPURCHASE
                 SECURITIES (Cost
                 $44,962,500)            $ 44,962,500
                                         ------------
               TOTAL SHORT-TERM
                 INVESTMENTS - 298.2%
                 (Cost $69,790,217)      $ 69,790,217
               Liabilities in Excess of
                 Other
                 Assets - (198.2)%        (46,390,400)
                                         ------------
               TOTAL NET ASSETS -
                 100.0%                  $ 23,399,817
                                         ============

Percentages are calculated as a percent of net assets.

                     See notes to the financial statements.

                                CONTRABOND FUND
                      SCHEDULE OF SHORT FUTURES CONTRACTS

                         FEBRUARY 28, 2006 (UNAUDITED)

---------------------------------------------------------
                                          UNREALIZED
CONTRACTS                                APPRECIATION
---------------------------------------------------------
SHORT FUTURES CONTRACTS
   20       U.S. Treasury 10-Year Note
              Futures Contracts
              Expiring March 2006
              (Underlying Face Amount
              at
              Market Value $2,159,063)     $36,488
                                           =======

                                CONTRABOND FUND
                       SCHEDULE OF SECURITIES SOLD SHORT

                         FEBRUARY 28, 2006 (UNAUDITED)

-------------------------------------------------------
PRINCIPAL AMOUNT                               VALUE
-------------------------------------------------------
U.S. TREASURY OBLIGATIONS
              U.S. Treasury Notes:
                4.50%, 11/15/2015           $24,824,219
$25,000,000
                4.50%, 02/15/2016            19,925,000
 20,000,000
                                            -----------
              TOTAL SECURITIES SOLD SHORT
                (Proceeds $44,886,304)      $44,749,219
                                            ===========

                     See notes to the financial statements.

                               10 YEAR PLUS FUND
                            SCHEDULE OF INVESTMENTS
                         FEBRUARY 28, 2006 (UNAUDITED)

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
INVESTMENT COMPANIES -- 159.7%
20,345    iShares Lehman 7-10 Year
            Treasury Bond Fund              $1,687,618
                                            ----------
          TOTAL INVESTMENT COMPANIES
            (Cost $1,688,317)               $1,687,618
                                            ----------
SHORT-TERM INVESTMENTS -- 0.7%
MONEY MARKET FUND -- 0.7%
7,953     Fidelity Institutional Money
            Market Portfolio                $    7,953
                                            ----------
          TOTAL SHORT-TERM INVESTMENTS
            (Cost $7,953)                   $    7,953
                                            ----------
          TOTAL INVESTMENTS - 160.4%
            (Cost $1,696,270)               $1,695,571
          Liabilities in Excess of Other
            Assets - (60.4)%                  (638,655)
                                            ----------
          TOTAL NET ASSETS - 100.0%         $1,056,916
                                            ==========

Percentages are calculated as a percent of net assets.

                               10 YEAR PLUS FUND
                    SCHEDULE OF FUTURES CONTRACTS PURCHASED
                         FEBRUARY 28, 2006 (UNAUDITED)

---------------------------------------------------------
                                          UNREALIZED
CONTRACTS                                DEPRECIATION
---------------------------------------------------------
FUTURES CONTRACTS PURCHASED
    4       U.S. Treasury 10-Year Note
              Futures Contracts
              Expiring June 2006
              (Underlying Face Amount
              at
              Market Value $431,563)         $(18)
                                             ====

                     See notes to the financial statements.

                              DYNAMIC HY BOND FUND
                            SCHEDULE OF INVESTMENTS

                         FEBRUARY 28, 2006 (UNAUDITED)

--------------------------------------------------------
FACE AMOUNT                                VALUE
--------------------------------------------------------
CORPORATE BONDS -- 39.6%
Advertising - 1.7%
$2,000,000    R.H. Donnelley Corp.
                8.875%, 01/15/2016
                (Cost - $2,032,384;
                Acquired 2/06/2006)(1)  $  2,097,500
                                        ------------
Chemicals - 1.5%
 2,000,000    Ineos Group Holdings PLC
                8.50%, 2/15/2006
                (Cost - $1,990,000;
                Acquired 2/01/2006)(1)     1,970,000
                                        ------------

Grantor Trust - 30.3%
18,424,000    Dow Jones CDX
                High Yield Note,
                2005-1, 8.75%,
                12/29/2010
                (Cost - $18,629,564;
                Acquired 10/06/2005,
                11/02/2005 and
                1/30/2006)(1)             18,626,664
19,121,951    TRAINS High Yield Note,
                7.56%, 02/15/2015
                (Cost - $19,609,128;
                Acquired 10/18/2005,
                12/16/2005 and
                1/30/2006)(1,2)           19,655,721
                                        ------------
                                          38,282,385
                                        ------------

Household Products - 0.2%
   273,000    Spectrum Brands, Inc.
                7.375%, 02/01/2015           236,828
                                        ------------

Media - 2.4%
 3,000,000    Echostar DBS Corp.
                7.125%, 02/01/2016
                (Cost - $2,988,360;
                Acquired 1/19/2006)(1)     2,985,000
                                        ------------

Multiline Retail - 1.7%
 2,000,000    Neiman Marcus Group,
                Inc.
                9.00%, 10/15/2015
                (Cost - $2,082,289;
                Acquired 2/1/2006)(1)      2,122,500
                                        ------------

--------------------------------------------------------
FACE AMOUNT                                VALUE
--------------------------------------------------------

Multi-Utilities - 1.6%
$2,000,000    NRG Energy, Inc.
                7.375%, 02/01/2016      $  2,065,000
                                        ------------

Paper And Allied Products - 0.2%
   309,000    Jefferson Smurfit Corp.
                8.250%, 10/01/2012           303,593
                                        ------------
              TOTAL CORPORATE BONDS
                (Cost $49,961,260)      $ 50,062,806
                                        ------------
--------------------------------------------------------
SHARES                                        VALUE
--------------------------------------------------------
SHORT-TERM INVESTMENTS -- 56.9%
MONEY MARKET FUND -- 56.9%
71,872,407    Federated Prime
                Obligations
                Fund - Class I          $ 71,872,407
                                        ------------
              TOTAL SHORT-TERM
                INVESTMENTS - 56.9%
                (Cost $71,872,407)      $ 71,872,407
                                        ------------
              TOTAL INVESTMENTS -
                96.5%
                (Cost $121,833,667)     $121,935,213
              Other Assets in Excess
                of Liabilities - 3.5%      4,446,989
                                        ------------
              TOTAL NET ASSETS -
                100.0%                  $126,382,202
                                        ============

Percentages are stated as a percent of net assets.
(1) 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At February 28, 2006, the market value of 144A securities was $47,457,385 or 37.6% of net assets.
(2) Variable rate security.

                     See notes to the financial statements.

                              DYNAMIC HY BOND FUND
                        SCHEDULE OF CREDIT DEFAULT SWAPS
                         FEBRUARY 28, 2006 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------
                                                                                                          UNREALIZED
                                                   BUY/SELL    PAY/RECEIVE    NOTIONAL     EXPIRATION   APPRECIATION/
COUNTERPARTY                    REFERENCE ENTITY  PROTECTION   FIXED RATE      AMOUNT         DATE      (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
Bear Stearns & Co., Inc.        Dow Jones CDX        Sell         3.95%      $46,060,000   12/20/2010     $1,288,438
Goldman Sachs & Co.             Dow Jones CDX        Sell         3.95%      $ 9,800,000   12/20/2010        (24,500)
Morgan Stanley
  Dean Witter & Co.             Dow Jones CDX        Sell         3.95%      $13,720,000   12/20/2010        664,210
                                                                                                          ----------
                                                                                                          $1,928,148
                                                                                                          ==========

                                  HY BEAR FUND
                            SCHEDULE OF INVESTMENTS

                         FEBRUARY 28, 2006 (UNAUDITED)

-------------------------------------------------------
SHARES                                        VALUE
-------------------------------------------------------
MONEY MARKET FUND -- 102.9%
311,514   Federated Prime Obligations
            Fund - Class I                 $311,514
                                           --------
          TOTAL MONEY MARKET FUND -
            102.9% (Cost $311,514)         $311,514
          Liabilities in Excess of Other
            Assets - (2.9)%                  (8,890)
                                           --------
          TOTAL NET ASSETS - 100.0%        $302,624
                                           ========

                                  HY BEAR FUND
                     SCHEDULE OF SHORT CREDIT DEFAULT SWAPS

                         FEBRUARY 28, 2006 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------
                                                   BUY/SELL    PAY/RECEIVE    NOTIONAL     EXPIRATION     UNREALIZED
COUNTERPARTY                    REFERENCE ENTITY  PROTECTION   FIXED RATE      AMOUNT         DATE      (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs & Co.             Dow Jones CDX         Buy         3.95%      $   147,000   12/20/2010     $   (5,424)
Morgan Stanley Dean Witter &    Dow Jones CDX         Buy         3.95%      $   147,000   12/20/2010           (629)
  Co.
                                                                                                          ----------
                                                                                                          $   (6,053)
                                                                                                          ==========

Percentages are stated as a percent of net assets.

                     See notes to the financial statements.

                              COMMODITY BULL FUND
                            SCHEDULE OF INVESTMENTS
                         FEBRUARY 28, 2006 (UNAUDITED)

-------------------------------------------------------
SHARES                                     VALUE
-------------------------------------------------------
INVESTMENT COMPANIES -- 1.0%
     1,500    DB Commodity Index
                Tracking Fund            $   34,935
                                         ----------
              TOTAL INVESTMENT
                COMPANIES
                (Cost $34,123)           $   34,935
                                         ----------
-------------------------------------------------------
FACE AMOUNT                                  VALUE
-------------------------------------------------------
SHORT-TERM INVESTMENTS -- 87.0%
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 85.4%
$2,899,662    Federal Home Loan Bank
                Discount Note, 2.65%,
                3/1/2006                 $2,899,662
                                         ----------
              TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS
                (Cost $2,899,662)        $2,899,662
                                         ==========
-------------------------------------------------------
SHARES                                       VALUE
-------------------------------------------------------
MONEY MARKET FUND -- 1.6%
    53,830    Fidelity Institutional
                Money Market Portfolio   $   53,830
                                         ----------
              TOTAL MONEY MARKET FUND
                (Cost $53,830)           $   53,830
                                         ----------
              TOTAL SHORT-TERM
                INVESTMENTS - 87.0%
                (Cost $2,953,492)        $2,953,492
              TOTAL INVESTMENTS - 88.0%
                (Cost $2,987,615)        $2,988,427
              Other Assets in Excess of
                Liabilities - 12.0%         408,813
                                         ----------
              TOTAL NET ASSETS - 100.0%  $3,397,240
                                         ==========

Percentages are calculated as a percent of net assets.

                              COMMODITY BULL FUND
                    SCHEDULE OF FUTURES CONTRACTS PURCHASED
                         FEBRUARY 28, 2006 (UNAUDITED)

----------------------------------------------------------
                                          UNREALIZED
                                        APPRECIATION/
CONTRACTS                               (DEPRECIATION)
----------------------------------------------------------
FUTURES CONTRACTS PURCHASED
    2       Coffee 'C' Futures
              Contracts
              Expiring May 2006
              (Underlying Face Amount
              at
              Market Value $85,275)        $    481
   10       Corn Futures Contracts
              Expiring May 2006
              (Underlying Face Amount
              at
              Market Value $119,375)            (50)
    4       Cotton Futures Contracts
              Expiring May 2006
              (Underlying Face Amount
              at
              Market Value $110,880)         (2,142)

----------------------------------------------------------
                                          UNREALIZED
                                        APPRECIATION/
CONTRACTS                               (DEPRECIATION)
----------------------------------------------------------
    3       Gold 100 Oz. Futures
              Contracts
              Expiring April 2006
              (Underlying Face Amount
              at
              Market Value $169,170)       $    153
    4       Goldman Sachs Index
              Futures
              Contracts Expiring March
              2006
              (Underlying Face Amount
              at
              Market Value $416,700)        (13,718)
                                           --------
            Total Unrealized
              Depreciation on Futures
              Contracts Purchased          $(15,276)
                                           ========

                              COMMODITY BULL FUND
                       SCHEDULE OF EQUITY SWAP CONTRACTS
                         FEBRUARY 28, 2006 (UNAUDITED)

                                                                  # OF       NOTIONAL    TERMINATION     UNREALIZED
COUNTERPARTY                      REFERENCE ENTITY              CONTRACTS     AMOUNT        DATE        DEPRECIATION
------------           --------------------------------------   ---------   ----------   -----------   --------------
Goldman Sachs & Co.    GSCI Reduced Energy Total Return Index      635      $2,673,219    3/31/2006      $(338,913)
                                                                                                         =========

                     See notes to the financial statements.

                           EMERGING MARKETS PLUS FUND
                            SCHEDULE OF INVESTMENTS

                         FEBRUARY 28, 2006 (UNAUDITED)

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
INVESTMENT COMPANIES -- 77.3%
432,159    iShares MSCI Emerging
             Markets Index Fund            $41,876,207
                                           -----------
           TOTAL INVESTMENT COMPANIES
             (Cost $38,100,690)            $41,876,207
                                           -----------
SHORT TERM INVESTMENTS -- 7.5%
MONEY MARKET FUND -- 1.0%
571,242    Fidelity Institutional Money
             Market Portfolio                  571,242
                                           -----------
           TOTAL MONEY MARKET FUND
             (Cost $571,242)               $   571,242
                                           -----------

-----------------------------------------------------------
PRINCIPAL
AMOUNT                                            VALUE
-----------------------------------------------------------
             U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.5%
$3,500,000    Federal Home Loan Bank
                Discount Note, 2.65%,
                3/1/2006                   $ 3,500,000
                                           -----------
              TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS
                (Cost $3,500,000)          $ 3,500,000
              TOTAL SHORT TERM
                INVESTMENTS (Cost
                $4,071,242)                $ 4,071,242
                                           -----------
              Total Investments (Cost
                $42,171,932) - 84.8%       $45,947,449
              Other Assets in Excess of
                Liabilities - 15.2%          8,204,003
                                           -----------
              TOTAL NET ASSETS - 100.0%    $54,151,452
                                           ===========

Percentages are stated as a percent of net assets.

                           EMERGING MARKETS PLUS FUND
                  SCHEDULE OF EQUITY SWAP CONTRACTS PURCHASED

                         FEBRUARY 28, 2006 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------
                                                              # OF       NOTIONAL     TERMINATION    UNREALIZED
COUNTERPARTY                   REFERENCE ENTITY             CONTRACTS     AMOUNT         DATE       DEPRECIATION
----------------------------------------------------------------------------------------------------------------
Goldman Sachs &
  Co.                 Ishares MSCI Emerging Market Index
                      Swap                                  694,360     $67,489,538   11/3/2006      $(417,658)
                                                                                                     =========

                     See notes to the financial statements.

                      POTOMAC EMERGING MARKETS SHORT FUND
                            SCHEDULE OF INVESTMENTS

                         FEBRUARY 28, 2006 (UNAUDITED)

----------------------------------------------------------------------------------
SHARES                                                                   VALUE
----------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 76.2%
MONEY MARKET FUND -- 0.7%
39,365   Fidelity Institutional Money Market Portfolio                 $39,365
                                                                       -------
         TOTAL MONEY MARKET FUND
           (Cost $39,365)                                              $39,365
                                                                       -------

-----------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                          VALUE
-----------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 75.5%
$4,500,000   Federal Home Loan Bank Discount Note, 2.65%, 3/1/2006         $4,500,000
                                                                           ----------
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
               (Cost $4,500,000)
             TOTAL SHORT TERM INVESTMENTS
               (Cost $4,539,365)                                           $4,539,365
                                                                           ----------
             Other Assets in Excess of Liabilities -- 23.8%                 1,420,591
                                                                           ----------
             TOTAL NET ASSETS -- 100.0%                                    $5,959,956
                                                                           ==========

Percentages are stated as a percent of net assets.

                          EMERGING MARKETS SHORT FUND
                    SCHEDULE OF SHORT EQUITY SWAP CONTRACTS

                         FEBRUARY 28, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------
                                                               # OF       NOTIONAL     TERMINATION    UNREALIZED
COUNTERPARTY                     REFERENCE ENTITY            CONTRACTS     AMOUNT         DATE       DEPRECIATION
-----------------------------------------------------------------------------------------------------------------
Goldman Sachs &
  Co.                  Ishares MSCI Emerging Market Index
                       Swap                                   122,355    $11,877,272    1/8/2007      $(153,376)
                                                                                                      =========

                     See notes to the financial statements.

                          DEVELOPED MARKETS PLUS FUND
                            SCHEDULE OF INVESTMENTS

                         FEBRUARY 28, 2006 (UNAUDITED)

-----------------------------------------------------------
SHARES                                            VALUE
-----------------------------------------------------------
INVESTMENT COMPANIES -- 84.1%
  16,600    iShares MSCI EAFE Index Fund     $1,038,330
                                             ----------
            TOTAL INVESTMENT COMPANIES
              (Cost $1,024,257)              $1,038,330
                                             ----------
SHORT-TERM INVESTMENTS -- 14.8%
MONEY MARKET FUND -- 2.7%
  32,963    Fidelity Institutional Money
              Market Portfolio               $   32,963
                                             ----------
            TOTAL MONEY MARKET FUND (Cost
              $32,963)                       $   32,963
                                             ----------
-----------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
-----------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 12.1%
$150,000    Federal Home Loan Bank Discount
              Note,
              2.65%, 3/1/2006                $  150,000
                                             ----------
            TOTAL U.S. GOVERNMENT AGENCY
              OBLIGATIONS (Cost $150,000)    $  150,000
                                             ----------
            TOTAL SHORT TERM INVESTMENTS
              (Cost $182,963)                $  182,963
                                             ----------
            TOTAL INVESTMENTS (Cost
              $1,207,220) - 98.9%            $1,221,293
            Other Assets in Excess of
              Liabilities - 1.1%                 13,102
                                             ----------
            TOTAL NET ASSETS - 100.0%        $1,234,395
                                             ==========

Percentages are calculated as a percent of net assets.

                          DEVELOPED MARKETS PLUS FUND
                  SCHEDULE OF EQUITY SWAP CONTRACTS PURCHASED

                         FEBRUARY 28, 2006 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------
                                                              # OF       NOTIONAL    TERMINATION    UNREALIZED
    COUNTERPARTY                REFERENCE ENTITY            CONTRACTS     AMOUNT        DATE       DEPRECIATION
---------------------------------------------------------------------------------------------------------------
Goldman Sachs & Co.     Ishares MSCI EAFE Index Swap         23,180     $1,426,857   1/26/2007       $(3,277)
                                                                                                     =======

                     See notes to the financial statements.

                          DEVELOPED MARKETS SHORT FUND
                            SCHEDULE OF INVESTMENTS
                         FEBRUARY 28, 2006 (UNAUDITED)

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
SHORT TERM INVESTMENTS -- 31,156.0%
MONEY MARKET FUND -- 4,630.8%
139,666   Fidelity Institutional Money
            Market Portfolio                $139,666
                                            --------
          TOTAL MONEY MARKET FUND
            (Cost $139,666)                 $139,666
                                            --------

-----------------------------------------------------------
PRINCIPAL
AMOUNT                                            VALUE
-----------------------------------------------------------
US GOVERNMENT AGENCY OBLIGATIONS -- 26,525.2%
$800,000    Federal Home Loan Bank
              Discount Note, 2.65%,
              3/1/2006                      $ 800,000
                                            ---------
            TOTAL U.S. GOVERNMENT AGENCY
              OBLIGATIONS
              (Cost $800,000)               $ 800,000
                                            ---------
            TOTAL SHORT TERM INVESTMENTS
              (Cost $939,666)               $ 939,666
                                            ---------
            Total Investments
              (Cost $939,666) - 31,156.0%   $ 939,666
            Liabilities in Excess of
              Other Assets - (31,056.0)%     (936,650)
                                            ---------
            TOTAL NET ASSETS -- 100.00%     $   3,016
                                            =========

Percentages are calculated as a percent of net assets.

                          DEVELOPED MARKETS SHORT FUND
               SCHEDULE OF SHORT EQUITY SWAP CONTRACTS PURCHASED

                         FEBRUARY 28, 2006 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------
                                                                # OF      NOTIONAL   TERMINATION    UNREALIZED
COUNTERPARTY                     REFERENCE ENTITY             CONTRACTS    AMOUNT       DATE       APPRECIATION
---------------------------------------------------------------------------------------------------------------
Goldman Sachs & Co.    Ishares MSCI EAFE Index Swap              440      $27,518     2/8/2007         $15
                                                                                                   ============

                     See notes to the financial statements.

                       U.S. GOVERNMENT MONEY MARKET FUND
                            SCHEDULE OF INVESTMENTS

                         FEBRUARY 28, 2006 (UNAUDITED)

---------------------------------------------------------
FACE AMOUNT                                     VALUE
---------------------------------------------------------
SHORT-TERM INVESTMENTS -- 83.3%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 82.6%
$14,401,000   Federal Home Loan Bank
                Discount Note, 2.65%,
                3/1/2006                  $14,401,000
                                          -----------
              TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS (Cost
                $14,401,000)              $14,401,000
                                          -----------
---------------------------------------------------------
SHARES                                         VALUE
---------------------------------------------------------
MONEY MARKET FUND -- 0.7%
   121,171    Fidelity Institutional
                Money Market Portfolio    $   121,171
                                          -----------
              TOTAL MONEY MARKET FUND
                (Cost $121,171)           $   121,171
                                          -----------
              TOTAL SHORT-TERM
                INVESTMENTS - 83.3%
                (Cost $14,522,171)        $14,522,171
              Other Assets in Excess of
                Liabilities - 16.7%         2,903,368
                                          -----------
              TOTAL NET ASSETS - 100.0%   $17,425,539
                                          ===========

Percentages are calculated as a percent of net assets.

                     See notes to the financial statements.

                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                               FEBRUARY 28, 2006

                                                                U.S./SHORT        OTC PLUS        SMALL CAP PLUS
                                                                   FUND             FUND               FUND
                                                               ------------     -------------     --------------
ASSETS:
Investments, at market value (Note 2).......................   $  4,101,736     $  15,778,951      $  9,826,947
Cash........................................................             --               221                --
Receivable for Fund shares sold.............................         28,426           100,897           159,701
Receivable from Advisor.....................................         16,974                --             9,191
Variation margin receivable.................................         45,332                --                --
Unrealized appreciation for swaps...........................        221,541                --           254,087
Deposit at broker for futures...............................         63,000           450,000           148,500
Deposit at broker for swaps.................................             --                --           570,000
Dividends and interest receivable...........................          6,571            11,549             4,534
Other assets................................................         14,229             8,804            17,235
                                                               ------------     -------------      ------------
    Total Assets............................................      4,497,809        16,350,422        10,990,195
                                                               ------------     -------------      ------------
LIABILITIES:
Payable for Fund shares redeemed............................        175,034            45,672            47,235
Payable to Custodian........................................          1,000                --                --
Payable to Advisor..........................................             --               270                --
Unrealized deprecation for swaps............................             --                --                --
Variation margin payable....................................             --            63,000            58,025
Accrued expenses and other liabilities......................         22,137            28,057            25,204
                                                               ------------     -------------      ------------
    Total Liabilities.......................................        198,171           136,999           130,464
                                                               ------------     -------------      ------------
NET ASSETS..................................................   $  4,299,638     $  16,213,423      $ 10,859,731
                                                               ============     =============      ============
NET ASSETS CONSIST OF:
Capital stock...............................................   $ 15,668,735     $ 112,598,291      $ 25,683,286
Accumulated undistributed net investment income (loss)......         43,666           (68,979)          139,105
Accumulated undistributed net realized gain (loss) on
  investments...............................................    (11,297,520)     (103,009,493)      (14,963,582)
Net unrealized appreciation (depreciation) on investments...       (115,243)        6,693,604               922
                                                               ------------     -------------      ------------
    Total Net Assets........................................   $  4,299,638     $  16,213,423      $ 10,859,731
                                                               ============     =============      ============
CALCULATION OF NET ASSET VALUE PER SHARE -- INVESTOR CLASS:
Net assets..................................................   $  4,299,638     $  16,213,423      $ 10,859,731
Shares outstanding (unlimited shares of beneficial interest
  authorized, no par value).................................        160,010           347,646           174,384
Net Asset Value, Redemption Price and Offering Price Per
  Share.....................................................   $      26.87     $       46.64      $      62.27
                                                               ============     =============      ============
Cost of Investments.........................................   $  4,101,736     $   8,963,312      $  9,826,947
                                                               ============     =============      ============

                     See notes to the financial statements.

                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                               FEBRUARY 28, 2006

                                                               SMALL CAP/SHORT     DOW 30 PLUS
                                                                    FUND               FUND
                                                               ---------------     ------------
ASSETS:
Investments, at market value (Note 2).......................    $  6,713,387       $  6,987,214
Cash........................................................              --                 48
Receivable for Fund shares sold.............................         173,548            437,828
Receivable from Advisor.....................................          10,457              6,516
Variation margin receivable.................................         118,184                 --
Unrealized appreciation for swaps...........................         176,641                 --
Deposit at broker for futures...............................         202,500             74,100
Deposit at broker for swaps.................................         800,000                 --
Dividends and interest receivable...........................          21,182             16,041
Other assets................................................          22,807             16,003
                                                                ------------       ------------
    Total Assets............................................       8,238,706          7,537,750
                                                                ------------       ------------
LIABILITIES:
Payable for investments purchased...........................              --            412,107
Payable for Fund shares redeemed............................       3,240,594             20,383
Variation margin payable....................................              --             17,055
Accrued expenses and other liabilities......................          35,048             24,068
                                                                ------------       ------------
    Total Liabilities.......................................       3,275,642            473,613
                                                                ------------       ------------
NET ASSETS..................................................    $  4,963,064       $  7,064,137
                                                                ============       ============
NET ASSETS CONSIST OF:
Capital stock...............................................    $ 36,672,650       $ 33,317,083
Accumulated undistributed net investment income (loss)......         114,453             24,288
Accumulated undistributed net realized gain (loss) on
  investments...............................................     (31,792,554)       (28,407,591)
Net unrealized appreciation (depreciation) on investments...         (31,485)         2,130,337
                                                                ------------       ------------
    Total Net Assets........................................    $  4,963,064       $  7,064,137
                                                                ============       ============
CALCULATION OF NET ASSET VALUE PER SHARE -- INVESTOR CLASS:
Net assets..................................................    $  4,963,064       $  7,064,137
Shares outstanding (unlimited shares of beneficial interest
  authorized, no par value).................................         315,106            211,529
Net Asset Value, Redemption Price and Offering Price Per
  Share.....................................................    $      15.75       $      33.40
                                                                ============       ============
Cost of Investments.........................................    $  6,713,387       $  4,862,277
                                                                ============       ============

                     See notes to the financial statements.

                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                               FEBRUARY 28, 2006

                                                                CONTRABOND     10 YEAR PLUS
                                                                   FUND            FUND
                                                                -----------    ------------
ASSETS:
Investments, at market value (Note 2).......................    $24,827,717     $1,695,571
Repurchase Securities.......................................    44,962,500              --
Cash........................................................        42,710              --
Receivable for Fund shares sold.............................           689       1,055,656
Receivable for investments sold.............................            --           9,929
Receivable from Advisor.....................................            --          22,683
Deposit at broker for futures...............................        28,800              --
Deposit at broker for swaps.................................            --         280,000
Dividends and interest receivable...........................        45,539             283
Other assets................................................         8,094           9,320
                                                                -----------     ----------
    Total Assets............................................    69,916,049       3,073,442
                                                                -----------     ----------
LIABILITIES:
Securities sold short, at value (Proceeds of $44,886,304,
  $0).......................................................    44,749,219              --
Payable for investments purchased...........................            --       1,684,577
Interest payable for short sales............................       364,226              --
Payable for Fund shares redeemed............................     1,343,368              --
Payable to Custodian........................................            --         289,544
Payable to Advisor..........................................        11,113              --
Variation margin payable....................................        13,752              18
Accrued expenses and other liabilities......................        34,554          42,387
                                                                -----------     ----------
    Total Liabilities.......................................    46,516,232       2,016,526
                                                                -----------     ----------
NET ASSETS..................................................    $23,399,817     $1,056,916
                                                                ===========     ==========
NET ASSETS CONSIST OF:
Capital stock...............................................    $24,228,413     $1,164,672
Accumulated undistributed net investment income (loss)......       (92,667)          4,987
Accumulated undistributed net realized gain (loss) on
  investments...............................................      (909,502)       (112,026)
Net unrealized appreciation (depreciation) on investments...       173,573            (717)
                                                                -----------     ----------
    Total Net Assets........................................    $23,399,817     $1,056,916
                                                                ===========     ==========
CALCULATION OF NET ASSET VALUE PER SHARE -- INVESTOR CLASS:
Net assets..................................................    $23,399,817     $1,056,916
Shares outstanding (unlimited shares of beneficial interest
  authorized, no par value).................................     1,264,762          56,984
Net Asset Value, Redemption Price and Offering Price Per
  Share.....................................................    $    18.50      $    18.55
                                                                ===========     ==========
Cost of Investments.........................................    $69,790,217     $1,696,270
                                                                ===========     ==========

                     See notes to the financial statements.

                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                               FEBRUARY 28, 2006

                                                                DYNAMIC HY      HY BEAR
                                                                BOND FUND         FUND
                                                               ------------     --------
ASSETS:
Investments, at market value (Note 2).......................   $121,935,213     $311,514
Receivable for Fund shares sold.............................     2,657,868            --
Receivable from Advisor.....................................            --        12,949
Unrealized Appreciation on swaps............................     1,545,452            --
Dividends and interest receivable...........................     1,085,967         1,116
Other assets................................................        23,926        12,434
                                                               ------------     --------
    Total Assets............................................   127,248,426       338,013
                                                               ------------     --------
LIABILITIES:
Payable for Fund shares redeemed............................       530,927            --
Payable to Advisor..........................................        90,923            --
Payable to Custodian........................................        38,005
Unrealized depreciation on swaps............................       130,810         9,626
Accrued distribution expense................................        38,527            --
Accrued expenses and other liabilities......................        37,032        25,763
                                                               ------------     --------
    Total Liabilities.......................................       866,224        35,389
                                                               ------------     --------
NET ASSETS..................................................   $126,382,202     $302,624
                                                               ============     ========
NET ASSETS CONSIST OF:
Capital stock...............................................   $129,323,026     $378,369
Accumulated undistributed net investment income (loss)......    (1,231,857)      (22,954)
Accumulated undistributed net realized gain (loss) on
  investments...............................................    (3,738,661)      (46,738)
Net unrealized appreciation (depreciation) on investments...     2,029,694        (6,053)
                                                               ------------     --------
    Total Net Assets........................................   $126,382,202     $302,624
                                                               ============     ========
CALCULATION OF NET ASSET VALUE PER SHARE -- INVESTOR CLASS:
    Net assets..............................................   $126,382,202     $302,624
    Shares outstanding (unlimited shares of beneficial
     interest authorized, no par value).....................     6,884,455        15,442
    Net Asset Value, Redemption Price and Offering Price Per
     Share..................................................   $     18.36      $  19.60
                                                               ============     ========
Cost of Investments.........................................   $121,833,667     $311,514
                                                               ============     ========

                     See notes to the financial statements.

                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                               FEBRUARY 28, 2006

POTOMAC FUNDS                                                 COMMODITY BULL
                                                                   FUND
                                                              --------------
ASSETS:
Investments, at market value (Note 2).......................    $2,988,427
Receivable for Fund shares sold.............................         4,436
Receivable from Investment Advisor..........................        26,626
Variation margin receivable.................................        68,159
Deposit at broker for futures...............................        31,750
Deposit at broker for swaps.................................       100,000
Unrealized appreciation for swaps...........................       233,030
Dividends and interest receivable...........................         3,113
Other assets................................................        12,341
                                                                ----------
    Total Assets............................................     3,467,882
                                                                ----------
LIABILITIES:
Payable for Fund shares redeemed............................        26,867
Accrued expenses and other liabilities......................        43,775
                                                                ----------
    Total Liabilities.......................................        70,642
                                                                ----------
NET ASSETS..................................................    $3,397,240
                                                                ==========
NET ASSETS CONSIST OF:
Capital stock...............................................    $3,462,161
Accumulated undistributed net investment income (loss)......       211,118
Accumulated undistributed net realized gain (loss) on
  investments...............................................        77,338
Net unrealized appreciation (depreciation) on investments...      (353,377)
                                                                ----------
    Total Net Assets........................................    $3,397,240
                                                                ==========
CALCULATION OF NET ASSET VALUE PER SHARE -- INVESTOR CLASS:
    Net assets..............................................    $3,397,240
    Shares outstanding (unlimited shares of beneficial
     interest authorized, no par value).....................       159,972
    Net Asset Value, Redemption Price and Offering Price Per
     Share..................................................    $    21.24
                                                                ==========
Cost of Investments.........................................    $2,987,615
                                                                ==========

                     See notes to the financial statements.

                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                               FEBRUARY 28, 2006

                                                               EMERGING MARKETS     EMERGING MARKETS
                                                                  PLUS FUND            SHORT FUND
                                                               ----------------     ----------------
ASSETS:
Investments, at market value (Note 2).......................     $45,947,449           $4,539,365
Receivable for Fund shares sold.............................         206,626               25,889
Receivable for Investments sold.............................      10,310,393                   --
Receivable from Investment Advisor..........................              --                5,263
Unrealized appreciation on swaps............................              --               41,128
Deposit at broker for swaps.................................       6,120,000            1,360,000
Dividends and interest receivable...........................          20,088                4,679
Other assets................................................          16,557               15,603
                                                                 -----------           ----------
    Total Assets............................................      62,621,113            5,991,927
                                                                 -----------           ----------
LIABILITIES:
Payable for Fund shares redeemed............................       8,017,783                5,939
Unrealized deprecation for swaps............................         339,415                   --
Payable to Advisor..........................................          72,199                   --
Payable to Custodian........................................              --                1,823
Accrued expenses and other liabilities......................          40,264               24,209
                                                                 -----------           ----------
    Total Liabilities.......................................       8,469,661               31,971
                                                                 -----------           ----------
NET ASSETS..................................................     $54,151,452           $5,959,956
                                                                 ===========           ==========
NET ASSETS CONSIST OF:
Capital stock...............................................     $45,962,662           $6,537,013
Accumulated undistributed net investment income (loss)......        (419,993)              10,443
Accumulated undistributed net realized gain (loss) on
  investments...............................................       5,250,924             (434,124)
Net unrealized appreciation (depreciation) on investments...       3,357,859             (153,376)
                                                                 -----------           ----------
    Total Net Assets........................................     $54,151,452           $5,959,956
                                                                 ===========           ==========
CALCULATION OF NET ASSET VALUE PER SHARE -- INVESTOR CLASS:
    Net assets..............................................     $54,151,452           $5,959,956
    Shares outstanding (unlimited shares of beneficial
      interest authorized, no par value)....................       1,973,990              426,553
    Net Asset Value, Redemption Price and Offering Price Per
      Share.................................................     $     27.43           $    13.97
                                                                 ===========           ==========
Cost of Investments.........................................     $42,171,932           $4,539,365
                                                                 ===========           ==========

                     See notes to the financial statements.

                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                               FEBRUARY 28, 2006

                                                               DEVELOPED MARKETS     DEVELOPED MARKETS
                                                                   PLUS FUND            SHORT FUND
                                                               -----------------     -----------------
ASSETS:
Investments, at market value (Note 2).......................      $1,221,293             $939,666
Receivable for Fund shares sold.............................              --                1,062
Unrealized appreciation on swaps............................          20,543                   15
Dividends and interest receivable...........................             579                  283
Other assets................................................          17,997               17,993
                                                                  ----------             --------
    Total Assets............................................       1,260,412              959,019
                                                                  ----------             --------
LIABILITIES:
Payable for Fund shares redeemed............................           6,496              907,600
Payable to broker for swaps.................................              --               29,542
Payable to Advisor..........................................           6,905               10,751
Accrued expenses and other liabilities......................          12,616                8,110
                                                                  ----------             --------
    Total Liabilities.......................................          26,017              956,003
                                                                  ----------             --------
NET ASSETS..................................................      $1,234,395             $  3,016
                                                                  ==========             ========
NET ASSETS CONSIST OF:
Capital stock...............................................      $1,223,854             $ 67,643
Accumulated undistributed net investment income (loss)......            (569)               1,758
Accumulated undistributed net realized gain (loss) on
  investments...............................................             314              (66,400)
Net unrealized appreciation (depreciation) on investments...          10,796                   15
                                                                  ----------             --------
    Total Net Assets........................................      $1,234,395             $  3,016
                                                                  ==========             ========
CALCULATION OF NET ASSET VALUE PER SHARE -- ADVISOR CLASS:
  Net assets................................................      $1,234,395             $  3,016
  Shares outstanding (unlimited shares of beneficial
    interest authorized, no par value)......................          60,433                  156
  Net Asset Value, Redemption Price and Offering Price Per
    Share...................................................      $    20.43             $  19.34
                                                                  ==========             ========
Cost of Investments.........................................      $1,207,220             $939,666
                                                                  ==========             ========

                     See notes to the financial statements.

                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                               FEBRUARY 28, 2006

                                                               U.S. GOVERNMENT
POTOMAC FUNDS                                                   MONEY MARKET
                                                                    FUND
                                                               ---------------
ASSETS:
Investments, at market value (Note 2).......................     $14,522,171
Receivable for Fund shares sold.............................       3,043,339
Receivable from Advisor.....................................             825
Dividends and interest receivable...........................             408
Other assets................................................          19,492
                                                                 -----------
    Total Assets............................................      17,586,235
                                                                 -----------
LIABILITIES:
Payable for Fund shares redeemed............................         128,947
Accrued expenses and other liabilities......................          31,749
                                                                 -----------
    Total Liabilities.......................................         160,696
                                                                 -----------
NET ASSETS..................................................     $17,425,539
                                                                 ===========
NET ASSETS CONSIST OF:
Capital stock...............................................     $17,413,656
Accumulated undistributed net investment income (loss)......          14,962
Accumulated undistributed net realized gain (loss) on
  investments...............................................          (3,079)
Net unrealized appreciation (depreciation) on investments...              --
                                                                 -----------
    Total Net Assets........................................     $17,425,539
                                                                 ===========
CALCULATION OF NET ASSET VALUE PER SHARE -- INVESTOR CLASS:
    Net assets..............................................     $17,425,539
    Shares outstanding (unlimited shares of beneficial
     interest authorized, no par value).....................      17,426,501
    Net Asset Value, Redemption Price and Offering Price Per
     Share..................................................     $      1.00
                                                                 ===========
Cost of Investments.........................................     $14,522,171
                                                                 ===========

                     See notes to the financial statements.

                      STATEMENT OF OPERATIONS (UNAUDITED)
                       SIX MONTHS ENDED FEBRUARY 28, 2006

                                                              U.S./SHORT   OTC PLUS    SMALL CAP   SMALL CAP/
                                                                 FUND        FUND      PLUS FUND   SHORT FUND
                                                              ----------   ---------   ---------   -----------
INVESTMENT INCOME:
Dividend income (net of foreign withholding tax of $58 for
  the OTC Plus Fund)........................................  $      --    $ 55,262    $     --    $        --
Interest income.............................................     86,397       8,266     209,611        396,454
                                                              ---------    ---------   --------    -----------
    Total investment income.................................     86,397      63,528     209,611        396,454
                                                              ---------    ---------   --------    -----------
EXPENSES:
Investment advisory fees....................................     19,532      58,086      39,259         97,542
Distribution expenses.......................................         --       7,591          --         12,911
Administration fees.........................................     10,056      10,182      10,136         10,431
Shareholder servicing fees..................................      1,316       4,716       3,160          6,535
Fund accounting fees........................................     11,602      13,735      11,793         12,041
Custody fees................................................        682       2,443       1,642          3,354
Federal and state registration..............................     12,687      21,574      20,593         39,353
Professional fees...........................................     10,296      12,404      11,380         13,102
Reports to shareholders.....................................        622       2,126       1,647          3,059
Directors' fees and expenses................................        279       1,017         728          1,085
Other.......................................................        873       1,659       1,383         11,928
                                                              ---------    ---------   --------    -----------
    Total expenses before waiver............................     67,945     135,533     101,721        211,341
    Less: Waiver of expenses and reimbursement from
      Advisor...............................................    (25,627)         --     (10,117)            --
                                                              ---------    ---------   --------    -----------
    Total expenses..........................................     42,318     135,533      91,604        211,341
                                                              ---------    ---------   --------    -----------
NET INVESTMENT INCOME (LOSS)................................     44,079     (72,005)    118,007        185,113
                                                              ---------    ---------   --------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments...............................................        (43)     (6,133)       (165)          (426)
  Futures...................................................    (91,789)    298,093     515,552     (1,390,052)
  Swaps.....................................................     24,402          --      75,869     (5,539,468)
                                                              ---------    ---------   --------    -----------
                                                                (67,430)    291,960     591,256     (6,929,946)
                                                              ---------    ---------   --------    -----------
Change in unrealized appreciation (depreciation) on:
  Investments...............................................         84     627,478         534          1,169
  Futures...................................................      2,711    (204,896)    (40,263)       178,466
  Swaps.....................................................   (134,557)         --     301,310        970,433
                                                              ---------    ---------   --------    -----------
                                                               (131,762)    422,582     261,581      1,150,068
                                                              ---------    ---------   --------    -----------
    Net realized and unrealized gain (loss) on
      investments...........................................   (199,192)    714,542     852,837     (5,779,878)
                                                              ---------    ---------   --------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $(155,113)   $642,537    $970,844    $(5,594,765)
                                                              =========    =========   ========    ===========

                     See notes to the financial statements.

                      STATEMENT OF OPERATIONS (UNAUDITED)
                       SIX MONTHS ENDED FEBRUARY 28, 2006

                                                              DOW 30 PLUS   CONTRABOND   10 YEAR PLUS
                                                                 FUND          FUND          FUND
                                                              -----------   ----------   ------------
INVESTMENT INCOME:
Dividend income.............................................   $ 84,038     $      --     $  12,408
Interest income.............................................      6,644     1,438,042         6,909
                                                               --------     ----------    ---------
    Total investment income.................................     90,682     1,438,042        19,317
                                                               --------     ----------    ---------
EXPENSES:
Investment advisory fees....................................     28,044       122,269         2,773
Distribution expenses.......................................         --        70,612            --
Administration fees.........................................     10,082        10,487        10,012
Shareholder servicing fees..................................      2,270         9,836           229
Fund accounting fees........................................     12,235        12,376        11,546
Custody fees................................................      1,186         5,144           120
Federal and state registration..............................     11,358        26,728         4,166
Professional fees...........................................     10,926        15,325         9,636
Reports to shareholders.....................................      1,143         7,149         2,945
Directors' fees and expenses................................        536         2,299            33
Other.......................................................     11,077         3,069           444
                                                               --------     ----------    ---------
    Total expenses before waiver and interest or dividends
      on short positions....................................     88,857       285,294        41,904
    Dividends or interest on short positions................         --     1,245,415            --
                                                               --------     ----------    ---------
    Net expenses after dividends or interest on short
      positions.............................................     88,857     1,530,709        41,904
                                                               --------     ----------    ---------
    Less: Waiver of expenses................................    (23,422)           --       (35,434)
                                                               --------     ----------    ---------
    Total expenses..........................................     65,435     1,530,709         6,470
                                                               --------     ----------    ---------
NET INVESTMENT INCOME (LOSS)................................     25,247       (92,667)       12,847
                                                               --------     ----------    ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments...............................................    302,694          (432)      (69,578)
  Short positions...........................................         --     1,213,173            --
  Futures...................................................     68,397       (22,907)        1,864
  Swaps.....................................................         --            --       (19,641)
                                                               --------     ----------    ---------
                                                                371,091     1,189,834       (87,355)
                                                               --------     ----------    ---------
Change in unrealized appreciation (depreciation) on:
  Investments...............................................     80,732         1,025       (17,015)
  Short positions...........................................         --       961,861            --
  Futures...................................................     22,215        36,060       (18,984)
                                                               --------     ----------    ---------
                                                                102,947       998,946       (35,999)
                                                               --------     ----------    ---------
    Net realized and unrealized gain (loss) on
      investments...........................................    474,038     2,188,780      (123,354)
                                                               --------     ----------    ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................   $499,285     $2,096,113    $(110,507)
                                                               ========     ==========    =========

                     See notes to the financial statements.

                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED FEBRUARY 28, 2006

                                                                  DYNAMIC HY              HY BEAR
                                                                  BOND FUND                FUND
                                                              ------------------   ---------------------
                                                                 Period Ended      September 20, 2005(1)
                                                              February 28, 2006    to February 28, 2006
                                                              ------------------   ---------------------
INVESTMENT INCOME:
Interest income.............................................     $ 2,731,880              $ 23,893
                                                                 -----------              --------
    Total investment income.................................       2,731,880                23,893
                                                                 -----------              --------
EXPENSES:
Investment advisory fees....................................         376,847                 5,830
Distribution expenses.......................................         111,321                    --
Administration fees.........................................          11,511                10,018
Shareholder servicing fees..................................          29,619                   494
Fund accounting fees........................................          14,298                11,549
Custody fees................................................          15,490                   255
Federal and state registration..............................          38,448                 8,637
Professional fees...........................................          27,044                 9,810
Reports to shareholders.....................................          17,197                 5,437
Directors' fees and expenses................................           5,132                   135
Other.......................................................           9,800                   506
                                                                 -----------              --------
    Total expenses before waiver, and interest on short
      positions.............................................         656,707                52,671
    Dividends or interest on short positions................                                33,633
                                                                 -----------              --------
    Net expenses after dividends or interest on short
      positions.............................................         656,707                86,304
    Less: Expense waiver....................................              --               (39,457)
                                                                 -----------              --------
    Total expenses..........................................         656,707                46,847
                                                                 -----------              --------
NET INVESTMENT INCOME (LOSS)................................       2,075,173               (22,954)
                                                                 -----------              --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments...............................................      (1,275,976)              (17,625)
  Swaps.....................................................          98,136               (29,113)
                                                                 -----------              --------
                                                                  (1,177,840)              (46,738)
                                                                 -----------              --------
Change in unrealized appreciation (depreciation) on:
  Investments...............................................         (26,346)                   --
  Swaps.....................................................       1,107,437                (6,053)
                                                                 -----------              --------
                                                                   1,081,091                (6,053)
                                                                 -----------              --------
    Net realized and unrealized gain (loss) on
      investments...........................................         (96,749)              (52,791)
                                                                 -----------              --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................     $ 1,978,424              $(75,745)
                                                                 ===========              ========

(1) Commencement of operations.

                     See notes to the financial statements.

                      STATEMENT OF OPERATIONS (UNAUDITED)
                       SIX MONTHS ENDED FEBRUARY 28, 2006

                                                               COMMODITY BULL
                                                                    FUND
                                                               --------------
INVESTMENT INCOME:
Interest income.............................................    $   240,132
                                                                -----------
    Total investment income.................................        240,132
                                                                -----------
EXPENSES:
Investment advisory fees....................................         49,602
Administration fees.........................................         10,364
Shareholder servicing fees..................................          3,823
Fund accounting fees........................................         11,862
Custody fees................................................          1,931
Federal and state registration..............................          8,946
Professional fees...........................................         11,266
Reports to shareholders.....................................          5,418
Directors' fees and expenses................................            307
Other.......................................................         18,369
                                                                -----------
    Total expenses before waiver............................        121,888
    Less: Waiver of expenses................................         (6,150)
                                                                -----------
    Total expenses..........................................        115,738
                                                                -----------
NET INVESTMENT INCOME (LOSS)................................        124,394
                                                                -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments...............................................           (279)
  Futures...................................................       (236,038)
  Swaps.....................................................        574,619
                                                                -----------
                                                                    338,302
                                                                -----------
Change in unrealized appreciation (depreciation) on:
  Investments...............................................          1,610
  Futures...................................................     (1,165,956)
  Swaps.....................................................     (2,457,475)
                                                                -----------
                                                                 (3,621,821)
                                                                -----------
    Net realized and unrealized gain (loss) on
     investments............................................     (3,283,519)
                                                                -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................    $(3,159,125)
                                                                ===========

                     See notes to the financial statements.

                      STATEMENT OF OPERATIONS (UNAUDITED)
                       SIX MONTHS ENDED FEBRUARY 28, 2006

                                                                 EMERGING MARKETS       EMERGING MARKETS
                                                                    PLUS FUND              SHORT FUND
                                                               --------------------   --------------------
                                                               November 1, 2005(1)    November 4, 2005(1)
                                                               to February 28, 2006   to February 28, 2006
                                                               --------------------   --------------------
INVESTMENT INCOME:
Dividend income.............................................        $  253,445             $      --
Interest income.............................................           110,198                15,605
                                                                    ----------             ---------
    Total investment income.................................           363,643                15,605
                                                                    ----------             ---------
EXPENSES:
Investment advisory fees....................................            96,354                 2,581
Distribution expenses.......................................            38,831                    --
Administration fees.........................................             6,754                 6,670
Shareholder servicing fees..................................             7,987                   219
Fund accounting fees........................................             8,387                 7,707
Custody fees................................................             4,079                   106
Federal and state registration..............................             5,204                 5,137
Professional fees...........................................            12,700                 7,629
Reports to shareholders.....................................             7,919                 5,496
Directors' fees and expenses................................             1,965                    --
Other.......................................................             2,529                   460
                                                                    ----------             ---------
    Total expenses before waiver............................           192,709                36,005
    Less: Waiver of expenses and reimbursement from
      Advisor...............................................                --               (30,843)
                                                                    ----------             ---------
    Total expenses..........................................           192,709                 5,162
NET INVESTMENT INCOME (LOSS)................................           170,934                10,443
                                                                    ----------             ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments...............................................          (430,423)                   --
  Swaps.....................................................         5,681,347              (434,124)
                                                                    ----------             ---------
                                                                     5,250,924              (434,124)
                                                                    ----------             ---------
Change in unrealized appreciation (depreciation) on:
  Investments...............................................         3,775,517                    --
  Swaps.....................................................          (417,658)             (153,376)
                                                                    ----------             ---------
                                                                     3,357,859              (153,376)
                                                                    ----------             ---------
    Net realized and unrealized gain (loss) on
      investments...........................................         8,608,783              (587,500)
                                                                    ----------             ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................        $8,779,717             $(577,057)
                                                                    ==========             =========

(1) Commencement of operations.

                     See notes to the financial statements.

                      STATEMENT OF OPERATIONS (UNAUDITED)
                       SIX MONTHS ENDED FEBRUARY 28, 2006

                                                                 DEVELOPED MARKETS       DEVELOPED MARKETS
                                                                     PLUS FUND               SHORT FUND
                                                                --------------------    --------------------
                                                                January 25, 2006(1)     February 6, 2006(1)
                                                                to February 28, 2006    to February 28, 2006
                                                                --------------------    --------------------
INVESTMENT INCOME:
Interest income.............................................          $  1,278                $  2,628
                                                                      --------                --------
    Total investment income.................................             1,278                   2,628
                                                                      --------                --------
EXPENSES:
Investment advisory fees....................................               923                     435
Administration fees.........................................             3,335                   1,667
Shareholder servicing fees..................................                79                      37
Fund accounting fees........................................             3,844                   1,920
Custody fees................................................                37                      18
Federal and state registration..............................             1,566                   1,565
Professional fees...........................................             2,818                   1,967
Reports to shareholders.....................................             2,506                   2,500
Other.......................................................               408                     391
                                                                      --------                --------
    Total expenses before waiver............................            15,516                  10,500
    Less: Waiver of expenses by Advisor.....................           (13,669)                 (9,630)
                                                                      --------                --------
    Total Expenses..........................................             1,847                     870
                                                                      --------                --------
NET INVESTMENT INCOME (LOSS)................................              (569)                  1,758
                                                                      --------                --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments...............................................            (5,756)                     --
  Swaps.....................................................             6,070                 (66,400)
                                                                      --------                --------
                                                                           314                 (66,400)
                                                                      --------                --------
Change in unrealized appreciation (depreciation) on:
  Investments...............................................            14,073                      --
  Swaps.....................................................            (3,277)                     15
                                                                      --------                --------
                                                                        10,796                      15
                                                                      --------                --------
    Net realized and unrealized gain (loss) on
      investments...........................................            11,110                 (66,385)
                                                                      --------                --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................          $ 10,541                $(64,627)
                                                                      ========                ========

(1) Commencement of operations.

                     See notes to the financial statements.

                      STATEMENT OF OPERATIONS (UNAUDITED)
                       SIX MONTHS ENDED FEBRUARY 28, 2006

                                                                 U.S. GOVERNMENT
                                                                MONEY MARKET FUND
                                                                -----------------
INVESTMENT INCOME:
Interest income.............................................        $679,024
                                                                    --------
    Total investment income.................................         679,024
                                                                    --------
EXPENSES:
Investment advisory fees....................................          85,434
Administration fees.........................................          10,488
Shareholder servicing fees..................................          10,479
Fund accounting fees........................................          12,260
Custody fees................................................           5,333
Federal and state registration..............................          46,451
Professional fees...........................................          15,656
Reports to shareholders.....................................           4,574
Directors' fees and expenses................................           2,120
Other.......................................................           3,319
                                                                    --------
    Total expenses before waiver, of expenses...............         196,114
    Less: Waiver of expenses................................         (25,247)
                                                                    --------
    Total expenses..........................................         170,867
                                                                    --------
NET INVESTMENT INCOME (LOSS)................................         508,157
                                                                    --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments...............................................             323
                                                                    --------
                                                                         323
                                                                    --------
Change in unrealized appreciation (depreciation) on:
  Investments...............................................              --
                                                                    --------
    Net realized and unrealized gain (loss) on
     investments............................................             323
                                                                    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................        $508,480
                                                                    ========

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                               FEBRUARY 28, 2006

                                                        U.S./SHORT FUND                        OTC PLUS FUND
                                              -----------------------------------   -----------------------------------
                                              Six Months Ended                      Six Months Ended
                                              February 28, 2006     Year Ended      February 28, 2006     Year Ended
                                                 (Unaudited)      August 31, 2005      (Unaudited)      August 31, 2005
                                              -----------------   ---------------   -----------------   ---------------
OPERATIONS:
  Net investment income (loss)..............     $    44,079       $    (72,136)      $    (72,005)      $    (36,767)
  Net realized gain (loss) on investments
    sold, securities sold short, futures and
    swaps...................................         (67,430)        (2,016,387)           291,960          1,648,720
  Change in unrealized appreciation
    (depreciation) on investments, short
    positions, futures and swaps............        (131,762)         1,463,751            422,582            509,490
                                                 -----------       ------------       ------------       ------------
  Net increase (decrease) in net assets
    resulting from operations...............        (155,113)          (624,772)           642,537          2,121,443
                                                 -----------       ------------       ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS -- INVESTOR
  CLASS:
  Net investment income.....................              --                 --                 --                 --
  Net realized gains........................              --                 --                 --                 --
                                                 -----------       ------------       ------------       ------------
      Total distributions...................              --                 --                 --                 --
                                                 -----------       ------------       ------------       ------------
CAPITAL SHARE TRANSACTIONS -- INVESTOR
  CLASS:
  Proceeds from shares sold.................       4,232,782         13,308,864         26,281,587         31,834,156
  Proceeds from shares issued to holders in
    reinvestment of dividends...............              --                 --                 --                 --
  Cost of shares redeemed...................      (4,041,359)       (17,504,722)       (22,427,509)       (34,136,530)
                                                 -----------       ------------       ------------       ------------
      Net increase (decrease) in net assets
        resulting from capital share
        transactions........................         191,423         (4,195,858)         3,854,078         (2,302,374)
                                                 -----------       ------------       ------------       ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....          36,310         (4,820,630)         4,496,615           (180,931)
                                                 -----------       ------------       ------------       ------------
NET ASSETS:
  Beginning of period.......................       4,263,328          9,083,958         11,716,808         11,897,739
                                                 -----------       ------------       ------------       ------------
  End of period.............................     $ 4,299,638       $  4,263,328       $ 16,213,423       $ 11,716,808
                                                 ===========       ============       ============       ============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS),
  END OF PERIOD.............................     $    43,666       $       (413)      $    (68,979)      $      3,026
                                                 -----------       ------------       ------------       ------------

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                               FEBRUARY 28, 2006

                                                      SMALL CAP PLUS FUND                  SMALL CAP/SHORT FUND
                                              -----------------------------------   -----------------------------------
                                              Six Months Ended                      Six Months Ended
                                              February 28, 2006     Year Ended      February 28, 2006     Year Ended
                                                 (Unaudited)      August 31, 2005      (Unaudited)      August 31, 2005
                                              -----------------   ---------------   -----------------   ---------------
OPERATIONS:
  Net investment income (loss)..............    $    118,007       $      89,011      $     185,113      $      73,325
  Net realized gain (loss) on investments
    sold, securities sold short, futures and
    swaps...................................         591,256           2,657,485         (6,929,946)        (4,562,896)
  Change in unrealized appreciation
    (depreciation) on investments, short
    positions, futures and swaps............         261,581             (70,779)         1,150,068           (859,727)
                                                ------------       -------------      -------------      -------------
  Net increase (decrease) in net assets
    resulting from operations...............         970,844           2,675,717         (5,594,765)        (5,349,298)
                                                ------------       -------------      -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS -- INVESTOR
  CLASS:
  Net investment income.....................              --                  --           (309,393)                --
  Net realized gains........................              --                  --                 --                 --
                                                ------------       -------------      -------------      -------------
      Total distributions...................              --                  --           (309,393)                --
                                                ------------       -------------      -------------      -------------
CAPITAL SHARE TRANSACTIONS -- INVESTOR
  CLASS:
  Proceeds from shares sold.................      80,751,645         258,041,281        177,139,476        226,494,496
  Proceeds from shares issued to holders in
    reinvestment of dividends...............              --                  --            232,242                 --
  Cost of shares redeemed...................     (86,436,008)       (253,406,389)      (214,217,307)      (181,161,319)
                                                ------------       -------------      -------------      -------------
      Net increase (decrease) in net assets
        resulting from capital share
        transactions........................      (5,684,363)          4,634,892        (36,845,589)        45,333,177
                                                ------------       -------------      -------------      -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....      (4,713,519)          7,310,609        (42,749,747)        39,983,879
                                                ------------       -------------      -------------      -------------
NET ASSETS:
  Beginning of period.......................      15,573,250           8,262,641         47,712,811          7,728,932
                                                ------------       -------------      -------------      -------------
  End of period.............................    $ 10,859,731       $  15,573,250      $   4,963,064      $  47,712,811
                                                ============       =============      =============      =============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS),
  END OF PERIOD.............................    $    139,106       $      21,098      $     114,454      $     238,733
                                                ------------       -------------      -------------      -------------

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                               FEBRUARY 28, 2006

                                                       DOW 30 PLUS FUND                        CONTRABOND FUND
                                              -----------------------------------   --------------------------------------
                                              Six Months Ended                      Six Months Ended
                                              February 28, 2006     Year Ended      February 28, 2006       Year Ended
                                                 (Unaudited)      August 31, 2005      (Unaudited)       August 31, 2005
                                              -----------------   ---------------   -----------------   ------------------
OPERATIONS:
  Net investment income (loss)...............   $     25,247       $     64,411       $     (92,667)      $    (338,564)
  Net realized gain (loss) on investments
    sold, securities sold short, futures and
    swaps....................................        371,091            713,145           1,189,834          (1,331,000)
  Change in unrealized appreciation
    (depreciation) on investments, short
    positions, futures and swaps.............        102,947           (434,468)            998,946            (750,300)
                                                ------------       ------------       -------------       -------------
  Net increase (decrease) in net assets
    resulting from operations................        499,285            343,088           2,096,113          (2,419,864)
                                                ------------       ------------       -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS -- INVESTOR
  CLASS:
  Net investment income......................        (64,771)           (69,376)                 --                  --
  Net realized gains.........................             --                 --                  --                  --
                                                ------------       ------------       -------------       -------------
    Total distributions......................        (64,771)           (69,376)                 --                  --
                                                ------------       ------------       -------------       -------------
CAPITAL SHARE TRANSACTIONS -- INVESTOR CLASS:
  Proceeds from shares sold..................     11,032,277         36,339,462          87,493,255         166,659,456
  Proceeds from shares issued to holders in
    reinvestment of dividends................         44,905             60,066                  --                  --
  Cost of shares redeemed....................    (10,790,578)       (41,794,659)       (102,183,665)       (132,966,301)
                                                ------------       ------------       -------------       -------------
    Net increase (decrease) in net assets
      resulting from capital share
      transactions...........................        286,604         (5,395,131)        (14,690,410)         33,693,155
                                                ------------       ------------       -------------       -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS......        721,118         (5,121,419)        (12,594,297)         31,273,291
                                                ------------       ------------       -------------       -------------
NET ASSETS:
  Beginning of period........................      6,343,019         11,464,438          35,994,114           4,720,823
                                                ------------       ------------       -------------       -------------
  End of period..............................   $  7,064,137       $  6,343,019       $  23,399,817       $  35,994,114
                                                ============       ============       =============       =============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS),
  END OF PERIOD..............................   $     24,289       $     63,812       $     (92,667)      $          --
                                                ------------       ------------       -------------       -------------

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                               FEBRUARY 28, 2006

                                                                        10 YEAR PLUS FUND
                                                              --------------------------------------
                                                              Six Months Ended
                                                              February 28, 2006   March 31, 2005(1)
                                                                 (Unaudited)      to August 31, 2005
                                                              -----------------   ------------------
OPERATIONS:
  Net investment income (loss)..............................     $    12,847         $     19,115
  Net realized gain (loss) on investments sold, securities
    sold short, futures and swaps...........................         (87,355)             (24,671)
  Change in unrealized appreciation (depreciation) on
    investments, short positions, futures and swaps.........         (35,999)              35,282
                                                                 -----------         ------------
  Net increase (decrease) in net assets resulting from
    operations..............................................        (110,507)              29,726
                                                                 -----------         ------------
DISTRIBUTIONS TO SHAREHOLDERS -- INVESTOR CLASS:
  Net investment income.....................................         (26,975)                  --
  Net realized gains........................................              --                   --
                                                                 -----------         ------------
      Total distributions...................................         (26,975)                  --
                                                                 -----------         ------------
CAPITAL SHARE TRANSACTIONS -- INVESTOR CLASS:
  Proceeds from shares sold.................................       9,764,843           27,405,589
  Proceeds from shares issued to holders in reinvestment of
    dividends...............................................          26,975                   --
  Cost of shares redeemed...................................      (9,809,554)         (26,223,181)
                                                                 -----------         ------------
      Net increase (decrease) in net assets resulting from
        capital share transactions..........................         (17,736)           1,182,408
                                                                 -----------         ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................        (155,218)           1,212,134
                                                                 -----------         ------------
NET ASSETS:
  Beginning of period.......................................       1,212,134                   --
                                                                 -----------         ------------
  End of period.............................................     $ 1,056,916         $  1,212,134
                                                                 ===========         ============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END OF PERIOD...     $     4,987         $     19,115
                                                                 -----------         ------------

(1) Commencement of operations.

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                               FEBRUARY 28, 2006

                                                                  DYNAMIC HY BOND FUND                HY BEAR FUND
                                                         --------------------------------------   ---------------------
                                                             Period Ended                         September 20, 2005(1)
                                                          February 28, 2006       Year Ended      to February 28, 2006
                                                             (Unaudited)        August 31, 2005        (Unaudited)
                                                         --------------------   ---------------   ---------------------
OPERATIONS:
  Net investment income (loss).........................     $   2,075,173       $   10,124,328         $   (22,954)
  Net realized gain (loss) on investments..............        (1,177,840)          (1,258,896)            (46,738)
  Change in unrealized appreciation (depreciation)
    on investments.....................................         1,081,091             (671,167)             (6,053)
                                                            -------------       ---------------        -----------
  Net increase (decrease) in net assets resulting
    from operations....................................         1,978,424            8,194,265             (75,745)
                                                            -------------       ---------------        -----------
DISTRIBUTIONS TO SHAREHOLDERS -- INVESTOR CLASS:
  Net investment income................................        (4,678,852)          (9,688,642)                 --
  Net realized gains...................................                --                   --                  --
                                                            -------------       ---------------        -----------
      Total distributions..............................        (4,678,852)          (9,688,642)                 --
                                                            -------------       ---------------        -----------
CAPITAL SHARE TRANSACTIONS -- INVESTOR CLASS:
  Proceeds from shares sold............................       315,281,769        1,788,715,403           8,256,534
  Proceeds from shares issued to holders in
    reinvestment of dividends..........................         4,194,530            8,129,410                  --
  Cost of shares redeemed..............................      (396,941,667)      (1,840,043,092)         (7,878,165)
                                                            -------------       ---------------        -----------
      Net increase (decrease) in net assets resulting
        from capital share transactions................       (77,465,368)         (43,198,279)            378,369
                                                            -------------       ---------------        -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS................       (80,165,796)         (44,692,656)            302,624
                                                            -------------       ---------------        -----------
NET ASSETS:
  Beginning of period..................................       206,547,998          251,240,654                  --
                                                            -------------       ---------------        -----------
  End of period........................................     $ 126,382,202       $  206,547,998         $   302,624
                                                            =============       ===============        ===========
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END OF
  PERIOD...............................................     $  (1,231,857)      $    1,371,822         $   (22,954)
                                                            -------------       ---------------        -----------

(1) Commencement of operations.

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                               FEBRUARY 28, 2006

                                                                        COMMODITY BULL FUND
                                                              ----------------------------------------
                                                              Six Months Ended
                                                              February 28, 2006   February 17, 2005(1)
                                                                 (Unaudited)       to August 31, 2005
                                                              -----------------   --------------------
OPERATIONS:
  Net investment income (loss)..............................    $    124,394          $     93,056
  Net realized gain (loss) on investments sold, securities
    sold short, futures and swaps...........................         338,302              (297,007)
  Change in unrealized appreciation (depreciation) on
    investments, short positions, futures and swaps.........      (3,621,821)            3,268,444
                                                                ------------          ------------
  Net increase (decrease) in net assets resulting from
    operations..............................................      (3,159,125)            3,064,493
                                                                ------------          ------------
DISTRIBUTIONS TO SHAREHOLDERS -- INVESTOR CLASS:
  Net investment income.....................................              --                    --
  Net realized gains........................................              --                    --
                                                                ------------          ------------
      Total distributions...................................              --                    --
                                                                ------------          ------------
CAPITAL SHARE TRANSACTIONS -- INVESTOR CLASS:
  Proceeds from shares sold.................................      28,048,737            77,963,427
  Proceeds from shares issued to holders in reinvestment of
    dividends...............................................              --                    --
  Cost of shares redeemed...................................     (56,582,759)          (45,937,533)
                                                                ------------          ------------
      Net increase (decrease) in net assets resulting from
        capital share transactions..........................     (28,534,022)           32,025,894
                                                                ------------          ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................     (31,693,147)           35,090,387
                                                                ------------          ------------
NET ASSETS:
  Beginning of period.......................................      35,090,387                    --
                                                                ------------          ------------
  End of period.............................................    $  3,397,240          $ 35,090,387
                                                                ============          ============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END OF PERIOD...    $    211,118          $     86,724
                                                                ------------          ------------

(1) Commencement of operations.

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                               FEBRUARY 28, 2006

                                                                EMERGING MARKETS       EMERGING MARKETS
                                                                   PLUS FUND              SHORT FUND
                                                              --------------------   --------------------
                                                              November 1, 2005(1)    November 4, 2005(1)
                                                              to February 28, 2006   to February 28, 2006
                                                                  (Unaudited)            (Unaudited)
                                                              --------------------   --------------------
OPERATIONS:
  Net investment income (loss)..............................      $    170,934           $     10,443
  Net realized gain (loss) on investments...................         5,250,924               (434,124)
  Net unrealized appreciation (depreciation) on
    investments.............................................         3,357,859               (153,376)
                                                                  ------------           ------------
  Net increase (decrease) in net assets resulting from
    operations..............................................         8,779,717               (577,057)
                                                                  ------------           ------------
DISTRIBUTIONS TO SHAREHOLDERS -- INVESTOR CLASS:
  Net investment income.....................................          (590,927)                    --
  Net realized gains........................................                --                     --
                                                                  ------------           ------------
      Total distributions...................................          (590,927)                    --
                                                                  ------------           ------------
CAPITAL SHARE TRANSACTIONS -- INVESTOR CLASS:
  Proceeds from shares sold.................................       105,054,868             19,070,247
  Proceeds from shares issued to holders in reinvestment of
    dividends...............................................           587,002                     --
  Cost of shares redeemed...................................       (59,679,208)           (12,533,234)
                                                                  ------------           ------------
      Net increase (decrease) in net assets resulting from
        capital share transactions..........................        45,962,662              6,537,013
                                                                  ------------           ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................        54,151,452              5,959,956
                                                                  ------------           ------------
NET ASSETS:
  Beginning of period.......................................                --                     --
                                                                  ------------           ------------
  End of period.............................................        54,151,452              5,959,956
                                                                  ============           ============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END OF PERIOD...          (419,993)                10,443
                                                                  ------------           ------------

(1) Commencement of operations.

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                               FEBRUARY 28, 2006

                                                               DEVELOPED MARKETS      DEVELOPED MARKETS
                                                                   PLUS FUND              SHORT FUND
                                                              --------------------   --------------------
                                                              January 25, 2006(1)    February 6, 2006(1)
                                                              to February 28, 2006   to February 28, 2006
                                                                  (Unaudited)            (Unaudited)
                                                              --------------------   --------------------
OPERATIONS:
  Net investment income (loss)..............................       $     (569)           $     1,758
  Net realized gain (loss) on investments...................              314                (66,400)
  Change in unrealized appreciation (depreciation) on
    investments.............................................           10,796                     15
                                                                   ----------            -----------
  Net increase (decrease) in net assets resulting from
    operations..............................................           10,541                (64,627)
                                                                   ----------            -----------
DISTRIBUTIONS TO SHAREHOLDERS -- INVESTOR CLASS:
  Net investment income.....................................               --                     --
  Net realized gains........................................               --                     --
                                                                   ----------            -----------
      Total distributions...................................               --                     --
                                                                   ----------            -----------
CAPITAL SHARE TRANSACTIONS -- INVESTOR CLASS:
  Proceeds from shares sold.................................        2,146,325              1,893,514
  Proceeds from shares issued to holders in reinvestment of
    dividends...............................................               --                     --
  Cost of shares redeemed...................................         (922,471)            (1,825,871)
                                                                   ----------            -----------
      Net increase (decrease) in net assets resulting from
        capital share transactions..........................        1,223,854                 67,643
                                                                   ----------            -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................        1,234,395                  3,016
                                                                   ----------            -----------
NET ASSETS:
  Beginning of period.......................................               --                     --
                                                                   ----------            -----------
  End of period.............................................        1,234,395                  3,016
                                                                   ==========            ===========
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END OF PERIOD...             (569)                 1,758
                                                                   ----------            -----------

(1) Commencement of operations.

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                               FEBRUARY 28, 2006

                                                                 U.S. GOVERNMENT MONEY MARKET FUND
                                                               -------------------------------------
                                                               Six Months Ended
                                                               February 28, 2006       Year Ended
                                                                  (Unaudited)        August 31, 2005
                                                               -----------------     ---------------
OPERATIONS:
  Net investment income (loss)..............................     $     508,157        $     438,970
  Net realized gain (loss) on investments...................               323                   --
  Change in unrealized appreciation (depreciation) on
    investments.............................................                --                   --
                                                                 -------------        -------------
  Net increase (decrease) in net assets resulting from
    operations..............................................           508,480              438,970
                                                                 -------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS -- INVESTOR CLASS:
  Net investment income.....................................          (508,157)            (439,193)
  Net realized gains........................................              (323)                  --
                                                                 -------------        -------------
      Total distributions...................................          (508,480)            (439,193)
                                                                 -------------        -------------
CAPITAL SHARE TRANSACTIONS -- INVESTOR CLASS:
  Proceeds from shares sold.................................       278,086,069          584,790,363
  Proceeds from shares issued to holders in reinvestment of
    dividends...............................................           426,191              309,775
  Cost of shares redeemed...................................      (279,804,425)        (587,010,207)
                                                                 -------------        -------------
      Net increase (decrease) in net assets resulting from
        capital share transactions..........................        (1,292,165)          (1,910,069)
                                                                 -------------        -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................        (1,292,165)          (1,910,292)
                                                                 -------------        -------------
NET ASSETS:
  Beginning of period.......................................        18,717,704           20,627,996
                                                                 -------------        -------------
  End of period.............................................     $  17,425,539        $  18,717,704
                                                                 =============        =============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END OF PERIOD...     $      14,962        $      14,962
                                                                 -------------        -------------

(1) Commencement of operations.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                             For a fund share outstanding throughout the period

                                                       U.S./SHORT FUND
                                  ---------------------------------------------------------
                                                       INVESTOR CLASS
                                  ---------------------------------------------------------
                                  Six Months Ended
                                    February 28,        Year Ended         Year Ended
                                        2006            August 31,         August 31,
                                    (Unaudited)            2005               2004
                                  ----------------      -----------        -----------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD........................     $    27.80         $    31.35         $    35.66
                                     ----------         ----------         ----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss)(1).....................           0.28              (0.46)(7)          (0.69)(7)
Net realized and unrealized gain
  (loss) on investments(2)......          (1.21)             (3.09)             (3.62)
                                     ----------         ----------         ----------
  Total from investment
    operations..................          (0.93)             (3.55)             (4.31)
                                     ----------         ----------         ----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income........................             --                 --                 --
Distributions from realized
  gains.........................             --                 --                 --
                                     ----------         ----------         ----------
  Total distributions...........             --                 --                 --
                                     ----------         ----------         ----------
NET ASSET VALUE, END OF
  PERIOD........................     $    26.87         $    27.80         $    31.35
                                     ==========         ==========         ==========
TOTAL RETURN(3).................          (3.35)%(9)        (11.32)%           (12.09)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.......     $4,299,638         $4,263,328         $9,083,958
Ratio of net expenses to average
  net assets excluding short
  dividends:
  Before expense waiver.........           3.13%(10)          2.92%              1.98%
  After expense waiver..........           1.95%(10)          1.95%              1.95%
Ratio of net expenses to average
  net assets including short
  dividends:
  Before expense waiver.........                              4.29%              2.86%
  After expense waiver..........                              3.32%              2.89%
Ratio of net investment income
  (loss) to average net assets
  including short dividends:
  Before expense waiver.........           0.85%(10)         (2.53)%            (2.14)%
  After expense waiver..........           2.03%(10)         (1.56)%(6)         (2.11)%(6)
Portfolio turnover rate(4)......              0%                 0%                 0%

                                                 U.S./SHORT FUND
                                  ---------------------------------------------
                                                 INVESTOR CLASS
                                  ---------------------------------------------

                                  Year Ended     Year Ended         Year Ended
                                  August 31,     August 31,         August 31,
                                     2003           2002               2001
                                  -----------    -----------        -----------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD........................  $     42.52    $    37.42         $     29.33
                                  -----------    ----------         -----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss)(1).....................        (0.83)(7,8)      (0.52)(7)      0.62(7)
Net realized and unrealized gain
  (loss) on investments(2)......        (6.03)(8)       5.81               8.74
                                  -----------    ----------         -----------
  Total from investment
    operations..................        (6.86)         5.29                9.36
                                  -----------    ----------         -----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income........................           --         (0.19)              (1.27)
Distributions from realized
  gains.........................           --            --                  --
                                  -----------    ----------         -----------
  Total distributions...........           --         (0.19)              (1.27)
                                  -----------    ----------         -----------
NET ASSET VALUE, END OF
  PERIOD........................  $     35.66    $    42.52         $     37.42
                                  ===========    ==========         ===========
TOTAL RETURN(3).................       (16.13)%       14.23%              32.49%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.......  $11,631,881    $8,730,064         $20,740,626
Ratio of net expenses to average
  net assets excluding short
  dividends:
  Before expense waiver.........         1.95%(5)       2.27%              3.41%
  After expense waiver..........         1.95%(5)       1.85%              1.65%
Ratio of net expenses to average
  net assets including short
  dividends:
  Before expense waiver.........         2.78%(5,8)       2.67%            3.91%
  After expense waiver..........         2.78%(5,8)       3.09%            2.15%
Ratio of net investment income
  (loss) to average net assets
  including short dividends:
  Before expense waiver.........        (1.99)%(5,8)      (1.70)%          0.10%
  After expense waiver..........        (1.99)%(5,6,8)      (1.28)%(6)        1.86%(6)
Portfolio turnover rate(4)......          472%        2,471%                867%

(1) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(2) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(3) All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
(4) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.
(5) The ratio includes Advisor expense recovery of 0.16%, respectively.
(6) The net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the years ended August 31, 2005, 2004, 2003, 2002 and 2001 was (0.19)%, (1.20)%, (1.16)%,
(0.46)% and 2.36%, respectively.
(7) Net investment income (loss) before dividends on short positions for the years ended August 31, 2005, 2004, 2003, 2002 and 2001 was ($0.06), ($0.39),
($0.48), ($0.19) and $0.78, respectively.
(8) Restated due to swap interest and dividend reclassification from net investment income to realized gain/loss to conform to 2005 and 2004 presentation.
(9) Not annualized.
(10) Annualized.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                            For a fund share outstanding throughout the period

                                                        OTC PLUS FUND
                                  ---------------------------------------------------------
                                                       INVESTOR CLASS
                                  ---------------------------------------------------------
                                  Six Months Ended
                                    February 28,        Year Ended         Year Ended
                                        2006            August 31,         August 31,
                                    (Unaudited)            2005               2004
                                  ----------------      -----------        -----------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD........................     $     44.14        $     37.73        $     37.76
                                     -----------        -----------        -----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss)(1).....................           (0.21)             (0.12)             (0.59)
Net realized and unrealized gain
  (loss) on investments(2)......            2.71               6.53               0.56
                                     -----------        -----------        -----------
    Total from investment
      operations................            2.50               6.41              (0.03)
                                     -----------        -----------        -----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income........................              --                 --                 --
Distributions from realized
  gains.........................              --                 --                 --
                                     -----------        -----------        -----------
    Total distributions.........              --                 --                 --
                                     -----------        -----------        -----------
NET ASSET VALUE, END OF
  PERIOD........................     $     46.64        $     44.14        $     37.73
                                     ===========        ===========        ===========
TOTAL RETURN(3).................            5.66%(6)          16.99%             (0.08)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.......     $16,213,423        $11,716,808        $11,897,739
Ratio of net expenses to average
  net assets:
  Before expense waiver.........            1.75%(7)           1.75%              1.75%
  After expense waiver..........            1.75%(7)           1.75%              1.75%
Ratio of net investment income
  (loss) to average net assets:
  Before expense waiver.........           (0.93)%(7)         (0.29)%            (1.45)%
  After expense waiver..........           (0.93)%(7)         (0.29)%            (1.45)%
Portfolio turnover rate(4)......             135%                77%               284%

                                                  OTC PLUS FUND
                                  ---------------------------------------------
                                                 INVESTOR CLASS
                                  ---------------------------------------------

                                  Year Ended     Year Ended         Year Ended
                                  August 31,     August 31,         August 31,
                                     2003          2002(5)            2001(5)
                                  -----------    -----------        -----------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD........................  $     25.36    $     46.16        $    176.52
                                  -----------    -----------        -----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss)(1).....................        (0.46)         (0.64)             (1.20)
Net realized and unrealized gain
  (loss) on investments(2)......        12.86         (20.16)           (129.16)
                                  -----------    -----------        -----------
    Total from investment
      operations................        12.40         (20.80)           (130.36)
                                  -----------    -----------        -----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income........................           --             --                 --
Distributions from realized
  gains.........................           --             --                 --
                                  -----------    -----------        -----------
    Total distributions.........           --             --                 --
                                  -----------    -----------        -----------
NET ASSET VALUE, END OF
  PERIOD........................  $     37.76    $     25.36        $     46.16
                                  ===========    ===========        ===========
TOTAL RETURN(3).................        48.90%        (45.06)%           (73.85)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.......  $29,092,879    $57,233,878        $35,668,601
Ratio of net expenses to average
  net assets:
  Before expense waiver.........         1.75%          1.66%              1.50%
  After expense waiver..........         1.75%          1.66%              1.50%
Ratio of net investment income
  (loss) to average net assets:
  Before expense waiver.........        (1.57)%        (1.55)%            (1.32)%
  After expense waiver..........        (1.57)%        (1.55)%            (1.32)%
Portfolio turnover rate(4)......          670%           450%               392%

(1) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(2) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(3) All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
(4) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities.
(5) The per share data reflects a 1 for 4 reverse stock split which occurred on April 14, 2003.
(6) Not annualized.
(7) Annualized.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                             For a fund share outstanding throughout the period

                                                     SMALL CAP PLUS FUND
                                  ---------------------------------------------------------
                                                       INVESTOR CLASS
                                  ---------------------------------------------------------
                                  Six Months Ended
                                    February 28,        Year Ended         Year Ended
                                        2006            August 31,         August 31,
                                    (Unaudited)            2005               2004
                                  ----------------      -----------        -----------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD........................     $     56.60        $     45.45        $    41.75
                                     -----------        -----------        ----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss)(1).....................            0.65               0.23             (0.52)
Net realized and unrealized gain
  (loss) on investments(2)......            5.02              10.92              4.22
                                     -----------        -----------        ----------
    Total from investment
      operations................            5.67              11.15              3.70
                                     -----------        -----------        ----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income........................              --                 --                --
Distributions from realized
  gains.........................              --                 --                --
                                     -----------        -----------        ----------
    Total distributions.........              --                 --                --
                                     -----------        -----------        ----------
NET ASSET VALUE, END OF
  PERIOD........................     $     62.27        $     56.60        $    45.45
                                     ===========        ===========        ==========
TOTAL RETURN(3).................           10.00%(7)          24.53%             8.86%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.......     $10,859,731        $15,573,250        $8,262,641
Ratio of net expenses to average
  net assets:
  Before expense waiver.........            1.94%(8)           1.75%             1.75%
  After expense waiver..........            1.75%(8)           1.75%             1.75%
Ratio of net investment income
  (loss) to average net assets:
  Before expense waiver.........            2.06%(8)           0.43%            (1.10)%
  After expense waiver..........            2.25%(8)           0.43%            (1.10)%
Portfolio turnover rate(4)......               0%               407%                0%

                                               SMALL CAP PLUS FUND
                                  ---------------------------------------------
                                                 INVESTOR CLASS
                                  ---------------------------------------------

                                  Year Ended     Year Ended         Year Ended
                                  August 31,     August 31,         August 31,
                                     2003          2002(5)            2001(5)
                                  -----------    -----------        -----------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD........................  $     32.84    $    42.08         $    50.32
                                  -----------    ----------         ----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss)(1).....................        (0.32)(6)      (0.02)(6)          0.92
Net realized and unrealized gain
  (loss) on investments(2)......      9.23(6)         (8.82)(6)          (9.16)
                                  -----------    ----------         ----------
    Total from investment
      operations................         8.91         (8.84)             (8.24)
                                  -----------    ----------         ----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income........................           --         (0.40)                --
Distributions from realized
  gains.........................           --            --                 --
                                  -----------    ----------         ----------
    Total distributions.........           --         (0.40)                --
                                  -----------    ----------         ----------
NET ASSET VALUE, END OF
  PERIOD........................  $     41.75    $    32.84         $    42.08
                                  ===========    ==========         ==========
TOTAL RETURN(3).................        27.13%       (21.24)%           (16.38)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.......  $53,825,601    $5,352,132         $6,479,334
Ratio of net expenses to average
  net assets:
  Before expense waiver.........         1.75%(6)       1.71%(6)          1.50%
  After expense waiver..........         1.75%(6)       1.71%(6)          1.50%
Ratio of net investment income
  (loss) to average net assets:
  Before expense waiver.........        (0.93)%(6)      (0.10)%(6)        2.06%
  After expense waiver..........        (0.93)%(6)      (0.10)%(6)        2.06%
Portfolio turnover rate(4)......            0%          647%               939%

(1) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(2) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(3) All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
(4) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.
(5) The per share data reflects a 1 for 4 reverse stock split which occurred on April 14, 2003.
(6) Restated due to swap interest and dividend reclassification from net investment income to realized gain/loss to conform to 2005 and 2004 presentation.
(7) Not annualized.
(8) Annualized.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                             For a fund share outstanding throughout the period

                                            SMALL CAP/SHORT FUND
                            -----------------------------------------------------
                                               INVESTOR CLASS
                            -----------------------------------------------------
                             Six Months
                               Ended
                            February 28,      Year Ended         Year Ended
                                2006          August 31,         August 31,
                            (Unaudited)          2005               2004
                            ------------      -----------        -----------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING
  OF PERIOD...............   $    19.88       $     26.48        $    31.77
                             ----------       -----------        ----------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment income
  (loss)(1)...............         0.17              0.15             (0.34)
Net realized and
  unrealized gain (loss)
  on investments(3).......        (3.55)            (6.75)            (4.83)
                             ----------       -----------        ----------
  Total from investment
    operations............        (3.38)            (6.60)            (5.17)
                             ----------       -----------        ----------
LESS DISTRIBUTIONS:
Dividends from net
  investment income.......        (0.75)               --             (0.12)
Distributions from
  realized gains..........           --                --                --
                             ----------       -----------        ----------
    Total distributions...        (0.75)               --             (0.12)
                             ----------       -----------        ----------
NET ASSET VALUE, END OF
  PERIOD..................   $    15.75       $     19.88        $    26.48
                             ==========       ===========        ==========
TOTAL RETURN(4)...........       (17.56)%(8)       (24.92)%          (16.33)%
SUPPLEMENTAL DATA AND
  RATIOS:
Net assets, end of
  period..................   $4,963,064       $47,712,811        $7,728,932
Ratio of net expenses to
  average net assets:
  Before expense waiver...         1.95%(9)          2.16%             2.00%
  After expense waiver....         1.95%(9)          1.95%             1.95%
Ratio of net investment
  income (loss) to average
  net assets:
  Before expense waiver...         1.71%(9)          0.47%            (1.31)%
  After expense waiver....         1.71%(9)          0.68%            (1.26)%
Portfolio turnover
  rate(2).................            0%                0%                0%

                                        SMALL CAP/SHORT FUND
                            ---------------------------------------------
                                           INVESTOR CLASS
                            ---------------------------------------------

                            Year Ended     Year Ended         Year Ended
                            August 31,     August 31,         August 31,
                               2003           2002               2001
                            -----------    -----------        -----------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING
  OF PERIOD...............  $     49.82    $     48.84        $     43.37
                            -----------    -----------        -----------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment income
  (loss)(1)...............        (0.49)(7)       (0.20)(6,7)        1.02(6)
Net realized and
  unrealized gain (loss)
  on investments(3).......       (11.94)(7)        5.31              6.26
                            -----------    -----------        -----------
  Total from investment
    operations............       (12.43)          5.11               7.28
                            -----------    -----------        -----------
LESS DISTRIBUTIONS:
Dividends from net
  investment income.......           --          (4.13)             (1.81)
Distributions from
  realized gains..........        (5.62)            --                 --
                            -----------    -----------        -----------
    Total distributions...        (5.62)         (4.13)             (1.81)
                            -----------    -----------        -----------
NET ASSET VALUE, END OF
  PERIOD..................  $     31.77    $     49.82        $     48.84
                            ===========    ===========        ===========
TOTAL RETURN(4)...........       (27.99)%        11.77%             16.75%
SUPPLEMENTAL DATA AND
  RATIOS:
Net assets, end of
  period..................  $17,275,797    $39,060,502        $30,567,680
Ratio of net expenses to
  average net assets:
  Before expense waiver...         1.95%(7)        2.17%(7)          1.71%
  After expense waiver....         1.95%(7)        2.17%(7)          1.66%
Ratio of net investment
  income (loss) to average
  net assets:
  Before expense waiver...        (1.15)%(7)       (0.44)%(7)        2.09%
  After expense waiver....        (1.15)%(7)       (0.44)%(5,7)        2.14%(5)
Portfolio turnover
  rate(2).................            0%         1,476%             1,736%

(1) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(2) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts, swaps and repurchase agreements are deemed short-term securities.
(3) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(4) All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
(5) The net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the years ended August 31, 2002 and 2001 was (0.16)% and 2.15%, respectively.
(6) Net investment income (loss) before dividends on short positions for the years ended August 31, 2002 and 2001 was ($0.07) and $1.03, respectively.
(7) Restated due to swap and dividend reclassification from net investment income to realized gain/loss to conform to 2005 and 2004 presentation.
(8) Not annualized.
(9) Annualized.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                             For a fund share outstanding throughout the period

                                                      DOW 30 PLUS FUND
                                  ---------------------------------------------------------
                                                       INVESTOR CLASS
                                  ---------------------------------------------------------
                                  Six Months Ended
                                    February 28,        Year Ended         Year Ended
                                        2006            August 31,         August 31,
                                    (Unaudited)            2005               2004
                                  ----------------      -----------        -----------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD........................     $    31.70         $    30.69         $     27.91
                                     ----------         ----------         -----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss)(1).....................           0.11               0.20                0.09
Net realized and unrealized gain
  (loss) on investments(3)......           1.82               0.97                2.78
                                     ----------         ----------         -----------
    Total from investment
      operations................           1.93               1.17                2.87
                                     ----------         ----------         -----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income........................          (0.23)             (0.16)              (0.09)
Distributions from realized
  gains.........................             --                 --                  --
                                     ----------         ----------         -----------
    Total distributions.........          (0.23)             (0.16)              (0.09)
                                     ----------         ----------         -----------
NET ASSET VALUE, END OF
  PERIOD........................     $    33.40         $    31.70         $     30.69
                                     ==========         ==========         ===========
TOTAL RETURN(4).................           6.11%(7)           3.79%              10.27%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.......     $7,064,137         $6,343,019         $11,464,438
Ratio of net expenses to average
  net assets:
  Before expense waiver.........           2.38%(8)           1.81%               1.75%
  After expense waiver..........           1.75%(8)           1.75%               1.75%
Ratio of net investment income
  (loss) to average net assets:
  Before expense waiver.........           0.05%(8)           0.56%               0.28%
  After expense waiver..........           0.68%(8)           0.62%               0.28%
Portfolio turnover rate(2)......            103%                84%                236%

                                                DOW 30 PLUS FUND
                                  ---------------------------------------------
                                                 INVESTOR CLASS
                                  ---------------------------------------------

                                  Year Ended     Year Ended         Year Ended
                                  August 31,     August 31,         August 31,
                                     2003          2002(5)            2001(5)
                                  -----------    -----------        -----------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD........................  $     25.56    $     31.04        $     37.28
                                  -----------    -----------        -----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss)(1).....................         0.11           0.04               0.12
Net realized and unrealized gain
  (loss) on investments(3)......         2.27          (5.44)             (6.36)
                                  -----------    -----------        -----------
    Total from investment
      operations................         2.38          (5.40)             (6.24)
                                  -----------    -----------        -----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income........................        (0.03)         (0.08)                --
Distributions from realized
  gains.........................           --             --                 --
                                  -----------    -----------        -----------
    Total distributions.........        (0.03)         (0.08)                --
                                  -----------    -----------        -----------
NET ASSET VALUE, END OF
  PERIOD........................  $     27.91    $     25.56        $     31.04
                                  ===========    ===========        ===========
TOTAL RETURN(4).................         9.32%        (17.45)%           (16.74)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.......  $32,616,434    $53,986,006        $16,549,599
Ratio of net expenses to average
  net assets:
  Before expense waiver.........         1.75%          1.70%(6)           1.55%
  After expense waiver..........         1.75%          1.70%(6)           1.50%
Ratio of net investment income
  (loss) to average net assets:
  Before expense waiver.........         0.43%          0.15%(6)           0.35%
  After expense waiver..........         0.43%          0.15%(6)           0.40%
Portfolio turnover rate(2)......          979%           983%             1,415%

(1) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(2) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, futures contracts and repurchase agreements are deemed short-term securities.
(3) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(4) All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
(5) The per share data reflects a 1 for 4 reverse stock split which occurred on April 14, 2003.
(6) Ratio includes Advisor expense recovery of 0.03%.
(7) Not annualized.
(8) Annualized.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                             For a fund share outstanding throughout the period

                                                          CONTRABOND FUND
                                  ---------------------------------------------------------------
                                                          INVESTOR CLASS
                                  ---------------------------------------------------------------
                                  Six Months Ended
                                    February 28,
                                        2006              Year Ended            May 17, 2004 (1)
                                    (Unaudited)         August 31, 2005        to August 31, 2004
                                  ----------------      ---------------        ------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD........................     $     17.02          $     17.96              $    20.00
                                     -----------          -----------              ----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss)(4).....................           (0.05)               (0.20)(8)               (0.03)
Net realized and unrealized gain
  (loss) on investments(6)......            1.53                (0.74)                  (2.01)
                                     -----------          -----------              ----------
    Total from investment
      operations................            1.48                (0.94)                  (2.04)
                                     -----------          -----------              ----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income........................              --                   --                      --
Distributions from realized
  gains.........................              --                   --                      --
                                     -----------          -----------              ----------
    Total distributions.........              --                   --                      --
                                     -----------          -----------              ----------
NET ASSET VALUE, END OF
  PERIOD........................     $     18.50          $     17.02              $    17.96
                                     ===========          ===========              ==========
TOTAL RETURN(7).................            8.70%(2)            (5.23)%                (10.20)%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.......     $23,399,817          $35,994,114              $4,720,823
Ratio of net expenses to average
  net assets excluding short
  interest:
  Before expense waiver.........            1.75%(3)             1.63%                   3.95%(3)
  After expense waiver..........            1.75%(3)             1.75%                   1.75%(3)
Ratio of net expenses to average
  net assets including short
  interest:
  Before expense waiver.........            9.39%(3)             6.94%                   3.95%(3)
  After expense waiver..........            9.39%(3)             7.06%                   1.75%(3)
Ratio of net investment income
  (loss) to average net assets
  including short interest:
  Before expense waiver.........           (0.57)%(3)           (1.00)%                 (2.80)%(3)
  After expense waiver..........           (0.57)%(3)           (1.13)%(9)              (0.60)%(3)
Portfolio turnover rate(5)......               0%                   0%                      0%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
(8) Net Investment Income (loss) before interest on short positions for the six months ended February 28, 2006 was $0. 64 and for the year ended August 31, 2005 was $0.74.
(9) Net investment income (loss) ratio included interest on short positions. The ratio excluding interest on short positions for the six months ended February 28, 2006 was 7.07%. The ratio excluding interest on short positions for the year ended August 31, 2005 was 4.31%.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                             For a fund share outstanding throughout the period

                                              10 YEAR PLUS FUND
                                  ------------------------------------------
                                                INVESTOR CLASS
                                  ------------------------------------------
                                  Six Months Ended
                                  February 28, 2006       March 31, 2005(1)
                                     (Unaudited)          to August 31, 2005
                                  -----------------       ------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD........................     $    20.96                $    20.00
                                     ----------                ----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss)(4).....................           0.32                      0.22
Net realized and unrealized gain
  (loss) on investments(6)......          (2.27)                     0.74
                                     ----------                ----------
    Total from investment
      operations................          (1.95)                     0.96
                                     ----------                ----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income........................          (0.46)                       --
Distributions from realized
  gains.........................             --                        --
                                     ----------                ----------
    Total distributions.........          (0.46)                       --
                                     ----------                ----------
NET ASSET VALUE, END OF
  PERIOD........................     $    18.55                $    20.96
                                     ==========                ==========
TOTAL RETURN(7).................          (9.40)%(2)                 4.80%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.......     $1,056,916                $1,212,134
Ratio of net expenses to average
  net assets:
  Before expense waiver.........          10.80%(3)                  8.74%(3)
  After expense waiver..........           1.67%(3)                  1.60%(3)
Ratio of net investment income
  (loss) to average net assets:
  Before expense waiver.........          (5.82)%(3)                (4.41)%(3)
  After expense waiver..........           3.31%(3)                  2.80%(3)
Portfolio turnover rate(5)......          1,670%                    1,444%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                             For a fund share outstanding throughout the period

                                                       DYNAMIC HY BOND FUND                                   HY BEAR FUND
                                ------------------------------------------------------------------        ---------------------
                                                          INVESTOR CLASS                                     INVESTOR CLASS
                                ------------------------------------------------------------------        ---------------------
                                Six Months Ended                                                          September 20, 2005(1)
                                February 28, 2006          Year Ended            July 1, 2004(1)          to February 28, 2006
                                   (Unaudited)           August 31, 2005        to August 31, 2004             (Unaudited)
                                -----------------        ---------------        ------------------        ---------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD......................    $      19.00            $      20.35             $      20.00                  $  20.00
                                  ------------            ------------             ------------                  --------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss)(4)...................            0.18                    0.84                     0.17                     (0.39)
Net realized and unrealized
  gain (loss) on
  investments(6)..............            0.38                   (1.39)                    0.18                     (0.01)
                                  ------------            ------------             ------------                  --------
  Total from investment
    operations................            0.56                   (0.55)                    0.35                     (0.40)
                                  ------------            ------------             ------------                  --------
LESS DISTRIBUTIONS:
Dividends from net investment
  income......................           (1.20)                  (0.80)                      --                        --
Distributions from realized
  gains.......................              --                      --                       --                        --
                                  ------------            ------------             ------------                  --------
  Total distributions.........           (1.20)                  (0.80)                      --                        --
                                  ------------            ------------             ------------                  --------
NET ASSET VALUE, END OF
  PERIOD......................    $      18.36            $      19.00             $      20.35                  $  19.60
                                  ============            ============             ============                  ========
TOTAL RETURN()7...............            3.06%(2)               (2.66)%                   1.75%(2)                 (1.75)%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.....    $126,382,202            $206,547,998             $251,240,654                  $302,624
Ratio of net expenses to
  average net assets:
  Before expense waiver.......            1.31%(3)                1.39%                    1.50%(3)                  9.72%(3)
  After expense waiver........            1.31%(3)                1.39%                    1.50%(3)                  2.44%(3)
Ratio of net investment income
  (loss) to average net
  assets:
  Before expense waiver.......            4.13%(3)                4.14%                    5.32%(3)                (13.10)%(3)
  After expense waiver........            4.13%(3)                4.14%                    5.32%(3)                 (5.82)%(3)
Portfolio turnover rate(5)....             313%                    622%                      47%                      196%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                             For a fund share outstanding throughout the period

                                                                         COMMODITY BULL FUND
                                                              -----------------------------------------
                                                                           INVESTOR CLASS
                                                              -----------------------------------------
                                                              Six Months Ended
                                                              February 28, 2006    February 17, 2005(1)
                                                                 (Unaudited)        to August 31, 2005
                                                              -----------------    --------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD........................     $    25.03             $     20.00
                                                                 ----------             -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4).............................           0.23                    0.16
Net realized and unrealized gain (loss) on investments(6)...          (4.02)                   4.87
                                                                 ----------             -----------
    Total from investment operations........................          (3.79)                   5.03
                                                                 ----------             -----------
LESS DISTRIBUTIONS:
Dividends from net investment income........................             --                      --
Distributions from realized gains...........................             --                      --
                                                                 ----------             -----------
  Total distributions.......................................             --                      --
                                                                 ----------             -----------
NET ASSET VALUE, END OF PERIOD..............................     $    21.24             $     25.03
                                                                 ==========             ===========
TOTAL RETURN(7).............................................        (15.14)%(2)               25.15%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period...................................     $3,397,240             $35,090,387
Ratio of net expenses to average net assets:
  Before expense waiver.....................................           1.84%(3)                2.00%(3)
  After expense waiver......................................           1.75%(3)                1.75%(3)
Ratio of net investment income (loss) to average net assets:
  Before expense waiver.....................................           1.88%(3)                1.12%(3)
  After expense waiver......................................           1.79%(3)                1.37%(3)
Portfolio turnover rate(5)..................................              0%                      0%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                             For a fund share outstanding throughout the period

                                                               EMERGING MARKETS       EMERGING MARKETS
                                                                  PLUS FUND              SHORT FUND
                                                             --------------------   --------------------
                                                                INVESTOR CLASS         INVESTOR CLASS
                                                             --------------------   --------------------
                                                             November 1, 2005(1)    November 4, 2005(1)
                                                             to February 28, 2006   to February 28, 2006
                                                                 (Unaudited)            (Unaudited)
                                                             --------------------   --------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD........................     $     20.00             $    20.00
                                                                 -----------             ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4).............................            0.11                   0.13
Net realized and unrealized gain (loss) on investments(6)...            7.69                  (6.16)
                                                                 -----------             ----------
  Total from investment operations..........................            7.80                  (6.03)
                                                                 -----------             ----------
LESS DISTRIBUTIONS:
Dividends from net investment income........................           (0.37)                    --
Distributions from realized gains...........................              --                     --
                                                                 -----------             ----------
  Total distributions.......................................           (0.37)                    --
                                                                 -----------             ----------
NET ASSET VALUE, END OF PERIOD..............................     $     27.43             $    13.97
                                                                 ===========             ==========
TOTAL RETURN(7).............................................           39.29%(2)             (30.15)%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period...................................     $54,151,452             $5,959,956
Ratio of net expenses to average net assets:
  Before expense reimbursement..............................            1.50%(3)              10.46%(3)
  After expense reimbursement...............................            1.50%(3)               1.50%(3)
Ratio of net investment income (loss) to average net assets:
  Before expense reimbursement..............................            1.33%(3)              (5.93)%(3)
  After expense reimbursement...............................            1.33%(3)               3.03%(3)
Portfolio turnover rate(5)..................................             130%                     0%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                             For a fund share outstanding throughout the period

                                                                DEVELOPED MARKETS        DEVELOPED MARKETS
                                                                    PLUS FUND                SHORT FUND
                                                              ----------------------    --------------------
                                                                  INVESTOR CLASS           INVESTOR CLASS
                                                              ----------------------    --------------------
                                                              January 25, 2006(1) to    February 6, 2006(1)
                                                                February 28, 2006       to February 28, 2006
                                                                   (Unaudited)              (Unaudited)
                                                              ----------------------    --------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD........................        $    20.00                 $20.00
                                                                    ----------                 ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4).............................             (0.01)                  0.04
Net realized and unrealized gain (loss) on investments(6)...              0.44                  (0.70)
                                                                    ----------                 ------
    Total from investment operations........................              0.43                  (0.66)
                                                                    ----------                 ------
LESS DISTRIBUTIONS:
Dividends from net investment income........................                --                     --
Distributions from realized gains...........................                --                     --
                                                                    ----------                 ------
  Total distributions.......................................                --                     --
                                                                    ----------                 ------
NET ASSET VALUE, END OF PERIOD..............................        $    20.43                 $19.34
                                                                    ==========                 ======
TOTAL RETURN(7).............................................              2.15%(2)              (3.30)%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period...................................        $1,234,395                 $3,016
Ratio of net expenses to average net assets:
  Before expense reimbursement..............................             12.60%(3)              18.12%(3)
  After expense reimbursement...............................              1.50%(3)               1.50%(3)
Ratio of net investment income (loss) to average net assets:
  Before expense reimbursement..............................            (11.56)%(3)            (13.59)%(3)
  After expense reimbursement...............................             (0.46)%(3)              3.03%(3)
Portfolio turnover rate(5)..................................                65%                     0%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                             For a fund share outstanding throughout the period

                                      U.S. GOVERNMENT MONEY MARKET FUND
                            -----------------------------------------------------
                                               INVESTOR CLASS
                            -----------------------------------------------------
                             Six Months
                               Ended
                            February 28,      Year Ended         Year Ended
                                2006          August 31,         August 31,
                            (Unaudited)          2005               2004
                            ------------      -----------        -----------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING
  OF PERIOD...............  $      1.00       $      1.00        $      1.00
                            -----------       -----------        -----------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment income
  (loss)(1)...............         0.01              0.02                 --(3)
Net realized and
  unrealized gain (loss)
  on investments..........           --                --                 --
                            -----------       -----------        -----------
  Total from investment
    operations............         0.01              0.02                 --
                            -----------       -----------        -----------
LESS DISTRIBUTIONS:
Dividends from net
  investment income.......        (0.01)            (0.02)                --(3)
Distributions from
  realized gains..........           --                --                 --
                            -----------       -----------        -----------
    Total distributions...        (0.01)            (0.02)                --
                            -----------       -----------        -----------
NET ASSET VALUE, END OF
  PERIOD..................  $      1.00       $      1.00        $      1.00
                            ===========       ===========        ===========
TOTAL RETURN(2)...........         1.53%(4)          1.54%              0.10%
SUPPLEMENTAL DATA AND
  RATIOS:
Net assets, end of
  period..................  $17,425,539       $18,717,704        $20,627,996
Ratio of net expenses to
  average net assets:
  Before expense waiver...         1.15%(5)          1.07%              1.30%
  After expense waiver....         1.00%(5)          1.00%              0.99%
Ratio of net investment
  income (loss) to average
  net assets:
  Before expense waiver...         2.82%(5)          1.54%             (0.19)%
  After expense waiver....         2.97%(5)          1.61%              0.12%

                                  U.S. GOVERNMENT MONEY MARKET FUND
                            ---------------------------------------------
                                           INVESTOR CLASS
                            ---------------------------------------------

                            Year Ended     Year Ended         Year Ended
                            August 31,     August 31,         August 31,
                               2003           2002               2001
                            -----------    -----------        -----------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING
  OF PERIOD...............  $      1.00    $      1.00        $      1.00
                            -----------    -----------        -----------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment income
  (loss)(1)...............           --(3)        0.01               0.04
Net realized and
  unrealized gain (loss)
  on investments..........           --             --                 --
                            -----------    -----------        -----------
  Total from investment
    operations............           --           0.01               0.04
                            -----------    -----------        -----------
LESS DISTRIBUTIONS:
Dividends from net
  investment income.......           --(3)       (0.01)             (0.04)
Distributions from
  realized gains..........           --             --                 --
                            -----------    -----------        -----------
    Total distributions...           --          (0.01)             (0.04)
                            -----------    -----------        -----------
NET ASSET VALUE, END OF
  PERIOD..................  $      1.00    $      1.00        $      1.00
                            ===========    ===========        ===========
TOTAL RETURN(2)...........         0.33%          1.02%              4.45%
SUPPLEMENTAL DATA AND
  RATIOS:
Net assets, end of
  period..................  $21,386,548    $50,803,391        $61,138,254
Ratio of net expenses to
  average net assets:
  Before expense waiver...         1.16%          1.03%              1.04%
  After expense waiver....         1.00%          0.99%              1.00%
Ratio of net investment
  income (loss) to average
  net assets:
  Before expense waiver...         0.22%          1.02%              4.29%
  After expense waiver....         0.38%          1.06%              4.33%

(1) Net investment income (loss) per share represents net investment income
(loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(2) All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
(3) Amount is less than $0.01 per share.
(4) Not annualized.
(5) Annualized.

                     See notes to the financial statements.

                                 POTOMAC FUNDS
                       NOTES TO THE FINANCIAL STATEMENTS

                         FEBRUARY 28, 2006 (UNAUDITED)

1. ORGANIZATION

Potomac Funds (the "Trust") was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The trust currently has 25 series of which 15 are included in this report, the U.S./Short Fund, OTC Plus Fund, Small Cap Plus Fund, Small Cap/Short Fund, Dow 30 Plus Fund, Contrabond Fund, 10 Year Plus Fund, Dynamic HY Bond Fund, HY Bear Fund, Commodity Bull Fund, Emerging Markets Plus Fund, Emerging Markets Short Fund, Developed Markets Plus Fund, Developed Markets Short Fund, and the U.S. Government Money Market Fund (each a "Fund" and collectively, the "Funds"). Each Fund (other than the U.S. Government Money Market Fund) is a "non-diversified" series of the Trust pursuant to the 1940 Act. The 10 Year Plus Fund commenced operations on March 31, 2005. The HY Bear Fund commenced operations on September 20, 2005. The Commodity Bull Fund commenced operations on February 17, 2005. The Emerging Markets Plus Fund commenced operations on November 1, 2005. The Emerging Markets Short Fund commenced operations on November 4, 2005. The Developed Markets Plus Fund commenced operations on January 25, 2006. The Developed Markets Short Fund commenced operations on February 6, 2006.

The objective of the U.S./Short Fund is to provide daily investment returns that inversely correlate to the performance of the S&P 500 Index. The objective of the OTC Plus Fund is to provide daily investment returns that correspond to 125% of the performance of the NASDAQ 100 Index(TM) ("NASDAQ Index"). The objective of the Small Cap Plus Fund is to provide daily investment returns that correspond to 125% of the performance of the Russell 2000(R) Index ("Russell 2000 Index"). The objective of the Small Cap/Short Fund is to provide daily investment returns that inversely correlate to the performance of the Russell 2000 Index. The objective of the Dow 30 Plus Fund is to provide daily investment returns that correspond to 125% of the performance of the Dow Jones Industrial Average(SM) ("Dow"). The objective of the Contrabond Fund is to provide investment returns that inversely correspond to 200% of the daily price movement of the benchmark 10-year U.S. Treasury Note. The objective of the 10 Year Plus Fund is to provide investment returns that correspond to 200% of the daily price movement of the benchmark 10 Year Note. The objective of the Dynamic HY Bond Fund is to maximize total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such investments, with an emphasis on lower-quality debt instruments. The objective of the HY Bear Fund is to profit from a decline in the value of lower-quality debt instruments by creating short positions in such instruments and derivatives of such instruments. The objective of the Commodity Bull Fund is to seek capital appreciation on an annual basis by investing in commodity-linked derivative instruments, including swap agreements, commodity options, futures, options on futures and commodity-linked notes, in an attempt to gain exposure to the investment returns of the commodities markets without investing directly in physical commodities. The objective of the Emerging Markets Plus Fund is to provide investment returns that correspond to 200% of the performance of the EM Index. The objective of the Emerging Market Short Fund is to provide investment returns that inversely correspond (opposite) to 200% of the performance of the EM Index. The objective of the Developed Markets Plus Fund is to provide investment returns that correspond to 200% of the performance of the EAFE Index. The objective of the Developed Markets Short Fund is to provide investment returns that inversely correspond (opposite) to 200% of the performance of the EAFE Index. The objective of the U.S. Government Money Market Fund is to provide security of principal, current income and liquidity by investing primarily in obligations issued or guaranteed, as to principal and interest, by the U.S. government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

  A) INVESTMENT VALUATION - Equity securities, OTC securities, swap agreements, options, futures and options on futures are valued at their last sales price, or if not available, the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price ("NOCP"). Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the "amortized" cost method. Other debt securities are valued by using the closing bid and asked prices provided by the Funds' pricing service or, if such services are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Funds' pricing service does not provide a valuation for such securities, the Funds' pricing service provides a valuation that in the judgment of Rafferty Asset Management, LLC (the "Adviser") does not represent fair value, or the Fund or the Adviser believes the market price is stale will be valued at fair value as determined by the Adviser under the supervision of the Board of Trustees.

  B) REPURCHASE AGREEMENTS - Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government securities. In connection with transactions in repurchase agreements, it is the Trust's policy that the Fund receive, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

  C) STOCK INDEX FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS - Each Fund, other than the U.S. Government Money Market Fund, may purchase and sell stock index futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

  D) SWAP CONTRACTS - Each Fund, other than the U.S. Government Money Market Fund, may enter into equity swap contacts. Standard swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a "notional amount" (i.e. the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index or industry sector). The Fund's obligations are accrued daily (offset by any amounts owed to the funds.)

In a "long" swap agreement, the counterparty will generally agree to pay the Funds the amount, if any, by which the notional amount of swap contract would have increased in value if the Funds had been invested in the particular securities, plus dividends that would have been received on those securities. The Funds will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount.

Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities or other underlying securities. The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund's custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Funds on the notional amount are recorded as "unrealized gains or losses on swaps and futures" and when cash is exchanged, the gain or loss is recorded as "realized gains or losses on swaps and futures". Swap contracts are collateralized by the securities and cash of each particular Fund.

Each Fund, other than the U.S. Government Money Market Fund, may enter into swap contracts that provide the opposite return of the particular benchmark or security ("short" the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the value of the swap, plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure that each Fund has under the swap contract. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying securities and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap contract in the event of default or bankruptcy of a swap contract counterparty.

  E) SHORT POSITIONS - The U.S./Short Fund, OTC Plus Fund, Small Cap Plus Fund, Small Cap/Short Fund, Dow 30 Plus Fund, Contrabond Fund, HY Bear Fund, Emerging Markets Short Fund and Developed Markets Short Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short securities may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily.

  F) RISKS OF OPTIONS, FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS AND SHORT POSITIONS - The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for written options, futures contracts and short positions.

  G) SECURITY TRANSACTIONS - Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

  H) FEDERAL INCOME TAXES - Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.

  I) INCOME AND EXPENSES - Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust's series in proportion to their respective net assets.

  J) DISTRIBUTIONS TO SHAREHOLDERS - Each Fund, other than the U.S. Government Money Market Fund, generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. The U.S. Government Money Market Fund ordinarily will declare dividends from net investment income on a daily basis and distribute those dividends monthly. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

The tax character of distributions during the period ended February 28, 2006 and the fiscal year ended August 31, 2005, were as follows:

                                         U.S./SHORT FUND                          OTC PLUS FUND
                               ------------------------------------    ------------------------------------
                               SIX MONTHS ENDED                        SIX MONTHS ENDED
                               FEBRUARY 28, 2006      YEAR ENDED       FEBRUARY 28, 2006      YEAR ENDED
                                  (UNAUDITED)       AUGUST 31, 2005       (UNAUDITED)       AUGUST 31, 2005
                               -----------------    ---------------    -----------------    ---------------
DISTRIBUTIONS PAID FROM:
ORDINARY INCOME
  Investor Class                     $  --               $  --               $  --               $  --
LONG-TERM CAPITAL GAIN
  Investor Class                        --                  --                  --                  --
                                     -----               -----               -----               -----
     TOTAL DISTRIBUTIONS
       PAID                          $  --               $  --               $  --               $  --
                                     =====               =====               =====               =====

                                       SMALL CAP PLUS FUND                     SMALL CAP/SHORT FUND
                               ------------------------------------    ------------------------------------
                               SIX MONTHS ENDED                        SIX MONTHS ENDED
                               FEBRUARY 28, 2006      YEAR ENDED       FEBRUARY 28, 2006      YEAR ENDED
                                  (UNAUDITED)       AUGUST 31, 2005       (UNAUDITED)       AUGUST 31, 2005
                               -----------------    ---------------    -----------------    ---------------
DISTRIBUTIONS PAID FROM:
ORDINARY INCOME
  Investor Class                     $  --               $  --             $309,393              $  --
LONG-TERM CAPITAL GAIN
  Investor Class                        --                  --                   --                 --
                                     -----               -----             --------              -----
     TOTAL DISTRIBUTIONS
       PAID                          $  --               $  --             $309,393              $  --
                                     =====               =====             ========              =====

                                                                          DOW 30 PLUS FUND
                                                                ------------------------------------
                                                                SIX MONTHS ENDED
                                                                FEBRUARY 28, 2006      YEAR ENDED
                                                                   (UNAUDITED)       AUGUST 31, 2005
                                                                -----------------    ---------------
DISTRIBUTIONS PAID FROM:
ORDINARY INCOME
  Investor Class                                                     $64,771             $69,376
LONG-TERM CAPITAL GAIN
  Investor Class                                                          --                  --
                                                                     -------             -------
     TOTAL DISTRIBUTIONS PAID                                        $64,771             $69,376
                                                                     =======             =======

                                        CONTRABOND FUND                          10 YEAR PLUS FUND
                              ------------------------------------    ---------------------------------------
                              SIX MONTHS ENDED                        SIX MONTHS ENDED
                              FEBRUARY 28, 2006      YEAR ENDED       FEBRUARY 28, 2006       PERIOD ENDED
                                 (UNAUDITED)       AUGUST 31, 2005       (UNAUDITED)       AUGUST 31, 2005(1)
                              -----------------    ---------------    -----------------    ------------------
DISTRIBUTIONS PAID FROM:
ORDINARY INCOME
  Investor Class                    $  --               $  --              $26,975                $  --
LONG-TERM CAPITAL GAIN
  Investor Class                       --                  --                   --                   --
                                    -----               -----              -------                -----
     TOTAL DISTRIBUTIONS
       PAID                         $  --               $  --              $26,975                $  --
                                    =====               =====              =======                =====

(1) Commenced operations on March 31, 2005.

                                                      DYNAMIC HY BOND FUND                HY BEAR FUND
                                              ------------------------------------    --------------------
                                              SIX MONTHS ENDED                            PERIOD ENDED
                                              FEBRUARY 28, 2006      YEAR ENDED       FEBRUARY 28, 2006(1)
                                                 (UNAUDITED)       AUGUST 31, 2005        (UNAUDITED)
                                              -----------------    ---------------    --------------------
DISTRIBUTIONS PAID FROM:
ORDINARY INCOME
  Investor Class                                 $4,678,852          $9,688,642               $  --
LONG-TERM CAPITAL GAIN
  Investor Class                                         --                  --                  --
                                                 ----------          ----------               -----
     TOTAL DISTRIBUTIONS PAID                    $4,678,852          $9,688,642               $  --
                                                 ==========          ==========               =====

(1) Commenced operations on September 20, 2005.

                                                                        COMMODITY BULL FUND
                                                              ---------------------------------------
                                                              SIX MONTHS ENDED
                                                              FEBRUARY 28, 2006       PERIOD ENDED
                                                                 (UNAUDITED)       AUGUST 31, 2005(1)
                                                              -----------------    ------------------
DISTRIBUTIONS PAID FROM:
ORDINARY INCOME
  Investor Class                                                    $  --                $  --
LONG-TERM CAPITAL GAIN
  Investor Class                                                       --                   --
                                                                    -----                -----
     TOTAL DISTRIBUTIONS PAID                                       $  --                $  --
                                                                    =====                =====

(1) Commenced operations on February 17, 2005.

                           EMERGING MARKETS       EMERGING MARKETS      DEVELOPED MARKETS      DEVELOPED MARKETS
                              PLUS FUND              SHORT FUND             PLUS FUND              PLUS FUND
                         --------------------   --------------------   --------------------   --------------------
                             PERIOD ENDED           PERIOD ENDED           PERIOD ENDED           PERIOD ENDED
                         FEBRUARY 28, 2006(1)   FEBRUARY 28, 2006(2)   FEBRUARY 28, 2006(3)   FEBRUARY 28, 2006(4)
                             (UNAUDITED)            (UNAUDITED)            (UNAUDITED)            (UNAUDITED)
                         --------------------   --------------------   --------------------   --------------------
DISTRIBUTIONS PAID
  FROM:
ORDINARY INCOME
  Investor Class               $590,927                 $  --                  $  --                  $  --
LONG-TERM CAPITAL GAIN
  Investor Class                     --                    --                     --                     --
                               --------                 -----                  -----                  -----
     TOTAL
       DISTRIBUTIONS
       PAID                    $590,927                 $  --                  $  --                  $  --
                               ========                 =====                  =====                  =====

(1) Commenced operations on November 1, 2005.
(2) Commenced operations on November 4, 2005.
(3) Commenced operations on January 25, 2006.
(4) Commenced operations on February 6, 2006.

                                                                          U.S. GOVERNMENT
                                                                         MONEY MARKET FUND
                                                                ------------------------------------
                                                                SIX MONTHS ENDED       YEAR ENDED
                                                                FEBRUARY 28, 2006    AUGUST 31, 2005
                                                                -----------------    ---------------
DISTRIBUTIONS PAID FROM:
ORDINARY INCOME
  Investor Class                                                    $508,480            $439,193
LONG-TERM CAPITAL GAIN
  Investor Class                                                          --                  --
                                                                    --------            --------
TOTAL DISTRIBUTIONS PAID                                            $508,480            $439,193
                                                                    ========            ========

As of August 31, 2005, the components of distributable earnings of the Funds were as follows:

                                          U.S./SHORT       OTC PLUS      SMALL CAP PLUS    SMALL CAP/SHORT
                                             FUND            FUND             FUND              FUND
                                         ------------    ------------    --------------    ---------------
Cost basis of investments for federal
  income tax purposes                    $  3,950,389    $ 17,671,884     $ 12,516,752      $ 40,961,971
                                         ------------    ------------     ------------      ------------
Unrealized Appreciation                            --       6,336,570               --                --
Unrealized Depreciation                           (85)    (12,621,798)            (534)           (1,169)
                                         ------------    ------------     ------------      ------------
Net unrealized
  appreciation/(depreciation)                     (85)     (6,285,228)            (534)           (1,169)
                                         ------------    ------------     ------------      ------------
Undistributed ordinary income/(loss)               --              --               --           300,742
Undistributed long-term gain/(loss)                --              --               --                --
                                         ------------    ------------     ------------      ------------
Distributable earnings                             --              --               --           300,742
                                         ------------    ------------     ------------      ------------
Other Accumulated gain/(loss)             (11,213,899)    (90,742,177)     (15,793,865)      (26,105,001)
                                         ------------    ------------     ------------      ------------
Total Accumulated gain/(loss)            $(11,213,984)   $(97,027,405)    $(15,794,399)     $(25,805,428)
                                         ============    ============     ============      ============

                                             DOW 30 PLUS      CONTRABOND     10 YEAR PLUS     DYNAMIC HY
                                                 FUND            FUND            FUND         BOND FUND
                                             ------------    ------------    ------------    ------------
Cost basis of investments for federal
  income tax purposes                        $  8,840,446    $106,848,211     $1,166,158     $192,058,424
                                             ------------    ------------     ----------     ------------
Unrealized Appreciation                         2,091,736              --         16,316          823,229
Unrealized Depreciation                        (4,694,329)         (1,025)            --       (1,658,752)
                                             ------------    ------------     ----------     ------------
Net unrealized
  appreciation/(depreciation)                  (2,602,593)         (1,025)        16,316         (835,523)
                                             ------------    ------------     ----------     ------------
Undistributed ordinary income/(loss)               63,812              --         19,115        1,994,532
Undistributed long-term gain/(loss)                    --              --             --               --
                                             ------------    ------------     ----------     ------------
Distributable earnings                             63,812              --         19,115        1,994,532
                                             ------------    ------------     ----------     ------------
Other Accumulated gain/loss                   (24,148,679)     (2,923,684)        (5,705)      (1,399,405)
                                             ------------    ------------     ----------     ------------
Total Accumulated gain/(loss)                $(26,687,460)   $ (2,924,709)    $   29,726     $   (240,396)
                                             ============    ============     ==========     ============

                                                                                      U.S.
                                                                                   GOVERNMENT
                                                                COMMODITY BULL    MONEY MARKET
                                                                     FUND             FUND
                                                                --------------    ------------
Cost basis of investments for federal income tax purposes        $29,929,370      $25,385,641
                                                                 -----------      -----------
Unrealized Appreciation                                                   --               --
Unrealized Depreciation                                                 (798)              --
                                                                 -----------      -----------
Net unrealized appreciation/(depreciation)                              (798)              --
                                                                 -----------      -----------
Undistributed ordinary income/(loss)                                      --           14,962
Undistributed long-term gain/(loss)                                  891,282               --
                                                                 -----------      -----------
Distributable earnings                                               891,282           14,962
                                                                 -----------      -----------
Other Accumulated gain/(loss)                                      2,233,720           (3,079)
                                                                 -----------      -----------
Total Accumulated gain/(loss)                                    $ 3,124,204      $    11,883
                                                                 ===========      ===========

  K) USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds during the periods ended February 28, 2006 and August 31, 2005 were as follows:

                                         U.S./SHORT FUND                          OTC PLUS FUND
                               ------------------------------------    ------------------------------------
                               SIX MONTHS ENDED                        SIX MONTHS ENDED
                               FEBRUARY 28, 2006      YEAR ENDED       FEBRUARY 28, 2006      YEAR ENDED
                                  (UNAUDITED)       AUGUST 31, 2005       (UNAUDITED)       AUGUST 31, 2005
                               -----------------    ---------------    -----------------    ---------------
INVESTOR CLASS:
Shares sold                         152,747             459,678             575,420             769,049
Shares issued to holders in
  reinvestment of dividends              --                  --                  --                  --
Shares redeemed                    (146,107)           (596,091)           (493,198)           (818,997)
                                   --------            --------            --------            --------
Total net increase
  (decrease) from capital
  share transactions                  6,640            (136,413)             82,222             (49,948)
                                   ========            ========            ========            ========

                                       SMALL CAP PLUS FUND                     SMALL CAP/SHORT FUND
                               ------------------------------------    ------------------------------------
                               SIX MONTHS ENDED                        SIX MONTHS ENDED
                               FEBRUARY 28, 2006      YEAR ENDED       FEBRUARY 28, 2006      YEAR ENDED
                                  (UNAUDITED)       AUGUST 31, 2005       (UNAUDITED)       AUGUST 31, 2005
                               -----------------    ---------------    -----------------    ---------------
INVESTOR CLASS:
Shares sold                        1,406,103           4,933,309            8,991,799          9,928,207
Shares issued to holders in
  reinvestment of dividends               --                  --               12,719                 --
Shares redeemed                   (1,506,861)         (4,839,966)         (11,089,072)        (7,820,455)
                                  ----------          ----------          -----------         ----------
Total net increase
  (decrease) from capital
  share transactions                (100,758)             93,343           (2,084,554)         2,107,752
                                  ==========          ==========          ===========         ==========

                                                                          DOW 30 PLUS FUND
                                                                ------------------------------------
                                                                SIX MONTHS ENDED
                                                                FEBRUARY 28, 2006      YEAR ENDED
                                                                   (UNAUDITED)       AUGUST 31, 2005
                                                                -----------------    ---------------
INVESTOR CLASS:
Shares sold                                                          340,828            1,163,411
Shares issued to holders in reinvestment of dividends                  1,377                1,854
Shares redeemed                                                     (330,791)          (1,338,656)
                                                                    --------           ----------
Total net increase (decrease) from capital share
  transactions                                                        11,414             (173,391)
                                                                    ========           ==========

                                                                          CONTRABOND FUND
                                                                ------------------------------------
                                                                SIX MONTHS ENDED
                                                                FEBRUARY 28, 2006      YEAR ENDED
                                                                   (UNAUDITED)       AUGUST 31, 2005
                                                                -----------------    ---------------
INVESTOR CLASS:
Shares sold                                                         4,813,174           9,351,364
Shares issued to holders in reinvestment of dividends                      --                  --
Shares redeemed                                                    (5,663,406)         (7,499,154)
                                                                   ----------          ----------
Total net increase (decrease) from capital share
  transactions                                                       (850,232)          1,852,210
                                                                   ==========          ==========

                                                                           10 YEAR PLUS FUND
                                                                ---------------------------------------
                                                                SIX MONTHS ENDED
                                                                FEBRUARY 28, 2006       PERIOD ENDED
                                                                   (UNAUDITED)       AUGUST 31, 2005(1)
                                                                -----------------    ------------------
INVESTOR CLASS:
Shares sold                                                          519,492              1,327,454
Shares issued to holders in reinvestment of dividends                  1,392                     --
Shares redeemed                                                     (521,742)            (1,269,611)
                                                                    --------             ----------
Total net increase (decrease) from capital share
  transactions                                                          (858)                57,843
                                                                    ========             ==========

(1) Commenced operations on March 31, 2005.

                                                      DYNAMIC HY BOND FUND                HY BEAR FUND
                                              ------------------------------------    --------------------
                                              SIX MONTHS ENDED                            PERIOD ENDED
                                              FEBRUARY 28, 2006      YEAR ENDED       FEBRUARY 28, 2006(1)
                                                 (UNAUDITED)       AUGUST 31, 2005        (UNAUDITED)
                                              -----------------    ---------------    --------------------
INVESTOR CLASS:
Shares sold                                       17,058,322          89,938,334             414,091
Shares issued to holders in reinvestment
  of dividends                                       229,853             404,229                  --
Shares redeemed                                  (21,271,845)        (91,817,860)           (398,649)
                                                 -----------         -----------            --------
Total net increase (decrease) from capital
  share transactions                              (3,983,670)         (1,475,297)             15,442
                                                 ===========         ===========            ========

(1) Commenced operations on September 20, 2005.

                                                                        COMMODITY BULL FUND
                                                                ------------------------------------
                                                                SIX MONTHS ENDED
                                                                FEBRUARY 28, 2006      YEAR ENDED
                                                                   (UNAUDITED)       AUGUST 31, 2005
                                                                -----------------    ---------------
INVESTOR CLASS:
Shares sold                                                         1,198,979           3,526,099
Shares issued to holders in reinvestment of dividends
Shares redeemed                                                    (2,441,218)         (2,123,888)
                                                                   ----------          ----------
Total net increase (decrease) from capital share
  transactions                                                     (1,242,239)          1,402,211
                                                                   ==========          ==========

                            EMERGING MARKETS       EMERGING MARKETS      DEVELOPED MARKETS      DEVELOPED MARKETS
                               PLUS FUND              SHORT FUND             PLUS FUND              SHORT FUND
                          --------------------   --------------------   --------------------   --------------------
                              PERIOD ENDED           PERIOD ENDED           PERIOD ENDED           PERIOD ENDED
                          FEBRUARY 28, 2006(1)   FEBRUARY 28, 2006(2)   FEBRUARY 28, 2006(3)   FEBRUARY 28, 2006(4)
                              (UNAUDITED)            (UNAUDITED)            (UNAUDITED)            (UNAUDITED)
                          --------------------   --------------------   --------------------   --------------------
INVESTOR CLASS:
Shares sold                     4,288,520              1,251,245               105,678                 94,482
Shares issued to holders
  in reinvestment of
  dividends                        25,139                     --                    --                     --
Shares redeemed                (2,339,669)              (824,692)              (45,245)               (94,326)
                               ----------              ---------               -------                -------
Total net increase
  (decrease) from
  capital share
  transactions                  1,973,990                426,553                60,433                    156
                               ==========              =========               =======                =======

(1) Commenced operations on November 1, 2005.
(2) Commenced operations on November 4, 2005.
(3) Commenced operations on January 25, 2006.
(4) Commenced operations on February 6, 2006.

                                                                          U.S. GOVERNMENT
                                                                         MONEY MARKET FUND
                                                                ------------------------------------
                                                                SIX MONTHS ENDED
                                                                FEBRUARY 28, 2006      YEAR ENDED
                                                                   (UNAUDITED)       AUGUST 31, 2005
                                                                -----------------    ---------------
INVESTOR CLASS:
Shares sold                                                        278,086,069         584,790,363
Shares issued to holders in reinvestment of dividends                  427,784             309,775
Shares redeemed                                                   (279,803,215)       (587,010,458)
                                                                  ------------        ------------
Total net increase (decrease) from capital share
  transactions                                                      (1,289,362)         (1,910,320)
                                                                  ============        ============

4. INVESTMENT TRANSACTIONS

During the period ended February 28, 2006, the aggregate purchases and sales of investments (excluding short-term investments, options, swaps and futures contracts) were:

                                        U.S./SHORT     OTC PLUS      SMALL CAP    SMALL CAP/      DOW 30
                                           FUND          FUND        PLUS FUND    SHORT FUND    PLUS FUND
                                        ----------    -----------    ---------    ----------    ----------
Purchases                                  $--        $23,587,731       $--          $--        $7,866,209
Sales                                      $--        $20,145,308       $--          $--        $7,344,393

                                     CONTRABOND      10 YEAR       DYNAMIC HY      HY BEAR      COMMODITY
                                        FUND        PLUS FUND      BULL FUND         FUND       BULL FUND
                                     ----------    -----------    ------------    ----------    ---------
Purchases                               $--        $13,906,197    $136,008,454    $1,722,811     $34,123
Sales                                   $--        $13,252,846    $187,483,460    $1,734,147     $    --

                                                                                            U.S.
                                    EMERGING      EMERGING    DEVELOPING   DEVELOPING    GOVERNMENT
                                     MARKETS      MARKETS      MARKETS      MARKETS     MONEY MARKET
                                    PLUS FUND    SHORT FUND   PLUS FUND    SHORT FUND       FUND
                                   -----------   ----------   ----------   ----------   ------------
Purchases                          $81,437,812     $  --      $1,871,186     $  --         $  --
Sales                              $42,906,708     $  --      $ 841,173      $  --         $  --

There were no purchases or sales of long-term U.S. Government Securities during the period ended February 28, 2006 for any of the Funds.

Transactions in futures contracts for the period ended February 28, 2006, for the following Funds were as follows:

                                               OTC PLUS FUND
                                       ------------------------------
                                       NUMBER OF     AGGREGATE FACE
                                       CONTRACTS   VALUE OF CONTRACTS
                                       ---------   ------------------
Outstanding at beginning of year           22         $  3,401,939
Contracts opened                          136           22,478,877
Contracts closed                         (128)         (20,736,781)
                                         ----         ------------
Outstanding at end of year                 30         $  5,144,035
                                         ====         ============

                                            SMALL CAP PLUS FUND
                                       ------------------------------
                                       NUMBER OF     AGGREGATE FACE
                                       CONTRACTS   VALUE OF CONTRACTS
                                       ---------   ------------------
Outstanding at beginning of year            8         $  2,655,661
Contracts opened                          250           86,461,550
Contracts closed                         (247)         (85,072,912)
                                         ----         ------------
Outstanding at end of year                 11         $  4,044,299
                                         ====         ============

                                              DOW 30 PLUS FUND
                                       ------------------------------
                                       NUMBER OF     AGGREGATE FACE
                                       CONTRACTS   VALUE OF CONTRACTS
                                       ---------   ------------------
Outstanding at beginning of year           21         $  2,218,665
Contracts opened                           94           10,139,121
Contracts closed                          (95)         (10,162,186)
                                          ---         ------------
Outstanding at end of year                 20         $  2,195,600
                                          ===         ============

                                              COMMODITY BULL FUND               10 YEAR PLUS FUND
                                         ------------------------------   ------------------------------
                                         NUMBER OF     AGGREGATE FACE     NUMBER OF     AGGREGATE FACE
                                         CONTRACTS   VALUE OF CONTRACTS   CONTRACTS   VALUE OF CONTRACTS
                                         ---------   ------------------   ---------   ------------------
Outstanding at beginning of year            155         $ 14,767,258          11         $ 1,223,003
Contracts opened                            534           45,422,599          61           6,663,198
Contracts closed                           (666)         (59,273,181)        (68)         (7,454,620)
                                           ----         ------------         ---         -----------
Outstanding at end of year                   23         $    916,676           4         $   431,581
                                           ====         ============         ===         ===========

Transactions in short futures contracts for the period ended February 28, 2006, for the following Funds were as follows:

                                                 U.S./SHORT FUND                 SMALL CAP/SHORT FUND
                                         -------------------------------    ------------------------------
                                         NUMBER OF      AGGREGATE FACE      NUMBER OF     AGGREGATE FACE
                                         CONTRACTS    VALUE OF CONTRACTS    CONTRACTS   VALUE OF CONTRACTS
                                         ---------    ------------------    ---------   ------------------
Outstanding at beginning of year             27          $ 1,882,928            56        $  18,507,248
Contracts opened                            115            7,125,280           430          144,476,015
Contracts closed                           (123)          (7,798,069)         (478)        (160,052,549)
                                           ----          -----------          ----        -------------
Outstanding at end of year                   19          $ 1,210,139             8        $   2,930,714
                                           ====          ===========          ====        =============

                                                 CONTRABOND FUND                 COMMODITY BULL FUND
                                         -------------------------------    ------------------------------
                                         NUMBER OF      AGGREGATE FACE      NUMBER OF     AGGREGATE FACE
                                         CONTRACTS    VALUE OF CONTRACTS    CONTRACTS   VALUE OF CONTRACTS
                                         ---------    ------------------    ---------   ------------------
Outstanding at beginning of year             16          $  1,793,428           --         $        --
Contracts opened                            814            88,723,290           63           2,529,465
Contracts closed                           (810)          (88,321,167)         (63)         (2,529,465)
                                           ----          ------------          ---         -----------
Outstanding at end of year                   20          $  2,195,551           --         $        --
                                           ====          ============          ===         ===========

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year any net capital losses incurred between November 1st and the end of their fiscal year.

At August 31, 2005, the following funds deferred, on a tax basis, post-October losses of:

U.S./Short Fund.............................................    $1,509,770
OTC Plus Fund...............................................       944,390
Small Cap Plus Fund.........................................            --
Small Cap/Short Fund........................................     4,057,952
Dow 30 Plus Fund............................................       594,929
Contrabond Fund.............................................     1,078,097
10 Year Plus Fund...........................................         5,705
Dynamic HY Bond Fund........................................     1,474,300
Commodity Bull Fund.........................................            --
U.S. Government Money Market Fund...........................           115

These amounts may be used to offset future capital gains.

At August 31, 2005, the U.S./Short Fund had accumulated net realized capital loss carryovers of $2,179,437 expiring in 2008, $574,553 expiring in 2009, $351,678 expiring in 2011, $4,743,567 expiring in 2012 and $1,881,085 expiring in 2013. The OTC Plus Fund had accumulated net realized capital loss carryovers of $11,287,078 expiring in 2009, $25,356,444 expiring in 2010, $22,579,774 expiring in 2011, $5,896,471 expiring in 2012 and $24,641,387 expiring in 2013.
The Small Cap Plus Fund had accumulated net realized capital loss carryovers of $2,863,387 expiring in 2010 and $12,679,111 expiring in 2011. The Small Cap/Short Fund had accumulated net realized capital loss carryovers of $16,306,020 expiring in 2012 and $4,667,388 expiring in 2013. The Dow 30 Plus Fund had accumulated net realized capital loss carryovers of $470,919 expiring in 2009, $1,065,227 expiring in 2010, $4,097,289 expiring in 2011, $447,497 expiring in 2012, and $17,472,824 expiring in 2013. The Contrabond Fund had accumulated net realized capital loss carryovers of $1,020,811 expiring in 2013. The Dynamic HY Bond Fund had accumulated net realized capital loss carryovers of $123,105 expiring in 2013. The U.S. Government Money Market Fund had accumulated net realized capital loss carryovers of $779 expiring in 2009, $1,619 expiring in 2010, $377 expiring in 2011 and $189 expiring in 2013. To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. U.S. generally accepted accounting principles require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. These differences are primarily due to net operating losses, post-October loss deferrals, swap contract adjustments, net operating losses, and securities litigation, trade reclassification and non-deductible excise taxes.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund's average daily net assets. In addition, the Adviser has entered into a sub-advisory agreement related to the Dynamic HY Bond Fund (the "Sub-Advised Fund") whereby the sub-adviser will direct investment activities of the Sub-Advised Fund. The Adviser pays, out of the management fees it receives from the Sub-Advised Fund, a fee for these services. Additionally, the Adviser may waive additional fees it might otherwise normally charge the Funds. For the period ended February 28, 2006, the Adviser agreed to pay all operating expenses (excluding dividends on short positions), in excess of the annual cap on expenses presented below as applied to each Fund's average daily net assets. The Adviser may recover from the Funds the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such annual cap on expenses. For the period ended February 28, 2006, the Adviser paid the following expenses:

                                            U.S./SHORT    OTC PLUS    SMALL CAP    SMALL CAP/     DOW 30
                                               FUND         FUND      PLUS FUND    SHORT FUND    PLUS FUND
                                            ----------    --------    ---------    ----------    ---------
INVESTOR CLASS:
Annual Advisory rate                            0.90%       0.75%         0.75%        0.90%         0.75%
Annual cap on expenses                          1.95%       1.75%         1.75%        1.95%         1.75%
Expenses paid in excess of annual cap on
  expenses -- 2006                           $25,627        $ --       $10,117      $    --       $23,422
Voluntary waiver -- 2006                     $    --        $ --       $    --      $    --       $    --
Advisory expense waiver recovery -- 2006     $    --        $ --       $    --      $    --       $    --

                                          CONTRABOND     10 YEAR     DYNAMIC HY    HY BEAR    COMMODITY
                                             FUND       PLUS FUND    BOND FUND      FUND      BULL FUND
                                          ----------    ---------    ----------    -------    ---------
INVESTOR CLASS:
Annual Advisory rate                         0.75%          0.75%       0.75%        0.95%       0.95%
Annual cap on expenses                       1.75%          1.75%       1.50%        1.75%       1.75%
Expenses paid in excess of annual cap
  on expenses -- 2006                        $ --        $35,434        $ --       $39,457     $6,150
Voluntary waiver -- 2006                     $ --        $    --        $ --       $   --      $   --
Advisory expense waiver
  recovery -- 2006                           $ --        $    --        $ --       $   --      $   --

                                                      EMERGING                DEVELOPED        U.S.
                                         EMERGING      MARKETS    DEVELOPED    MARKETS      GOVERNMENT
                                          MARKETS       SHORT      MARKETS      SHORT      MONEY MARKET
                                         PLUS FUND      FUND      PLUS FUND     FUND           FUND
                                         ---------    ---------   ---------   ---------    ------------
INVESTOR CLASS:
Annual Advisory rate                       0.75%          0.75%       0.75%      0.75%          0.50%
Annual cap on expenses                     1.50%          1.50%       1.50%      1.50%          1.00%
Expenses paid in excess of annual cap
  on expenses -- 2006                      $ --        $30,843     $13,669     $9,630        $25,247
Voluntary waiver -- 2006                   $ --        $    --     $    --     $   --        $    --
Advisory expense waiver
  recovery -- 2006                         $ --        $    --     $    --     $   --        $    --

Expenses subject to potential recover expiring in:

                                           U.S./SHORT      OTC       SMALL CAP    SMALL CAP/     DOW 30
                                              FUND      PLUS FUND    PLUS FUND    SHORT FUND    PLUS FUND
                                           ----------   ---------    ---------    ----------    ---------
2006...................................     $    --       $  --       $    --      $    --       $    --
2007...................................     $ 2,785       $  --       $    --      $ 7,533       $    --
2008...................................     $44,599       $  --       $    --      $22,787       $ 6,571
2009...................................     $25,627       $  --       $10,117      $    --       $23,422

                                          CONTRABOND     10 YEAR     DYNAMIC HY    HY BEAR    COMMODITY
                                             FUND       PLUS FUND    BOND FUND      FUND      BULL FUND
                                          ----------    ---------    ----------    -------    ---------
2006..................................       $--         $    --       $  --       $   --      $    --
2007..................................       $--         $    --       $  --       $   --      $    --
2008..................................       $--         $48,772       $  --       $   --      $17,256
2009..................................       $--         $35,434       $  --       $39,457     $ 6,150

                                                                                                               U.S.
                                                                                                            GOVERNMENT
                         EMERGING MARKETS    EMERGING MARKETS    DEVELOPED MARKETS    DEVELOPED MARKETS    MONEY MARKET
                            PLUS FUND           SHORT FUND           PLUS FUND           SHORT FUND            FUND
                         ----------------    ----------------    -----------------    -----------------    ------------
2006.................         $  --              $    --              $    --              $   --            $43,420
2007.................         $  --              $    --              $    --              $   --            $58,023
2008.................         $  --              $    --              $    --              $   --            $20,143
2009.................         $  --              $30,843              $13,669              $9,630            $25,247

Investor Class shares, except for the Investor Class shares of the Dynamic HY Bond Fund, HY Bear Fund and U.S. Government Money Market Fund, are subject to an annual Rule 12b-1 fee of up to 1.00% of Investor Class' average daily net assets. The Dynamic HY Bond Fund and HY Bear Fund are subject to an annual Rule 12b-1 fee of up to 0.40% of the Investor Class Average daily net assets. The Board has authorized each Fund's Investor Class shares, except the Dynamic HY Bond Fund and HY Bear Fund, to pay Rule 12b-1 fees of an amount equal to the difference between the Fund's Total Annual Operating Expenses and the expense limit on Total Annual Operating Expenses but not to exceed 1.00% of each Fund's average daily net assets. For the period ended February 28, 2006, the expense limit on total operating expenses was 1.75% on the OTC Plus Fund, Small Cap Plus Fund, Dow 30 Plus Fund, Contrabond Fund, 10 Year Plus Fund, and the Commodity Bull Fund, 1.95% on the U.S./Short Fund and the Small Cap/Short Fund, 1.00% on the Emerging Markets Plus Fund, Emerging Markets Short Fund, Developed Markets Plus Fund and the Developed Markets Short Fund. The Board had authorized the Dynamic HY Bond Fund Investor Class shares to pay Rule 12b-1 fees of an amount equal to the difference between the Fund's Total Annual Operating Expenses and the expense limit on the Total annual Operating Expenses but not to exceed 0.40% of the Fund's average daily net assets. For the period ended February 28, 2006, the expense limit on the total operating expense was 1.50% for the Dynamic HY Bond Fund. The Board has not authorized the U.S. Government Money Market Fund to pay Rule 12b-1 fees.

Rafferty Capital Markets, LLC (the "Distributor") serves as principal underwriter of the Fund and acts as the Funds' distributor in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Advisor. The Distributor has received $1,500 of Rule 12b-1 fees from the OTC Plus Fund, Contrabond Fund, Dynamic HY Bond Fund and Emerging Markets Plus Fund.

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund's maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

                                 POTOMAC FUNDS
                    APPROVAL OF INVESTMENT ADVISOR AGREEMENT
                                  (UNAUDITED)

  OVERVIEW

The Board of Trustees, including the independent Trustees, approved the continuance of the Potomac Fund's Investment Advisory Agreement ("Agreement") with Rafferty Asset Management, LLC ("Rafferty") for certain funds discussed below. The Board of Trustees also considered the initial approval of Rafferty as adviser to certain other funds discussed below.

As part of the continuance and initial approval process, legal counsel to the Trust and the independent Trustees sent information request letters to Rafferty seeking certain relevant information. Responses by Rafferty were provided to the Trustees for their review prior to their meeting. The Board was provided with the opportunity to request additional materials. The Board posed questions to management personnel of Rafferty regarding certain key aspects of the materials submitted in support of the continuance and initial approvals of the applicable Agreement.

Provided below is a summary of certain of the factors the Board considered at the applicable meetings for the continuance and initial approval of the applicable Agreement. The Board did not identify any particular information that was most relevant to its determination to continue or approve the Agreements and each Trustee may have afforded different weight to the various factors.

U.S./Short Fund, OTC Plus Fund, Small Cap Plus Fund, Small Cap/Short Fund, Dow 30 Plus Fund, Money Market Fund. On November 18, 2005, the Board considered the following factors relating to the continuance of the Agreement:

Nature, Extent and Quality of Services Provided. The Board reviewed the scope of the services provided under the Agreement and noted that there would be no significant changes in the services provided by Rafferty. The Board considered Rafferty's representation that it has the financial resources, commitment and appropriate staffing to continue to provide the same scope and quality of services to the Funds. The Board also considered Rafferty's ability to adopt and implement compliance and control functions for the Funds and noted that information concerning portfolio management and a report from the chief compliance officer are provided on a periodic basis to the Board. The Board also considered Rafferty's ability to increase assets of the Potomac Funds complex and offer additional investment options to shareholders through the creation of new funds and Rafferty's efforts to promote the Funds and increase assets. In this regard, the Board noted Rafferty's positioning of the Funds in the marketplace compared to their competitors. The Board also considered Rafferty's representation that it does not use soft dollar arrangements in connection with fund transactions and seeks attractive brokerage rates and best execution. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services provided by Rafferty to the Funds under the Agreement were fair and reasonable.

Performance of the Funds and Fund Expenses. With respect to each Fund (other than the Money Market Fund), the Board considered the relative success on a daily and monthly basis in tracking their respective indexes, taking into account each Fund's expense ratios and transaction costs. The Board noted that a Fund that meets its daily benchmark over a period of time will not necessarily produce the returns that might be expected in light of the returns of its target benchmark for that period because of the compounding effect of fluctuations in the market, the use of leverage and, if applicable, inverse correlation. The Board also considered each Fund's investment performance on an annual basis.

With respect to the U.S./Short Fund, the Trustees considered Rafferty's relative success over the one- and three-year periods in inversely correlating the Fund's return to the S&P 500 Index, taking into account the Fund's expense ratio and transaction costs.

With respect to the OTC Plus Fund, the Board considered Rafferty's relative success over the one- and three-year periods in achieving a return that corresponds to 125% of the return of the Nasdaq 100, taking into account the Fund's expense ratio and transaction costs.

With respect to the Small Cap Plus Fund, the Board considered Rafferty's relative success over the short-term in achieving a return that corresponds to 125% of the return of the Russell 2000 Index, taking into account the Fund's expense ratio, transaction costs and high portfolio turnover rate.

With respect to the Small Cap/Short Fund, the Board considered Rafferty's relative success over the short-term periods in inversely correlating the Fund's return to 125% of the return of the Russell 2000 Index, taking into account the Fund's expense ratio and transaction costs.

With respect to the Dow 30 Plus Fund, the Board considered the relative success over the short-term in achieving a return on a daily basis that corresponds to 125% of the return of the Dow Jones Industrial Average, taking into account the effect on the return of expense ratios and transaction costs.

With respect to the Money Market Fund, the Board considered Rafferty's representation that the Fund's performance was comparable to other money market funds used by managers and investors who use "asset allocation" and/or "market timing" strategies.

In addition, the Board considered Rafferty's representation that fees charged to the Funds are comparable to those of funds with similar investment strategies and that Rafferty is committed to continue the expense limitation on each Fund's total operating expenses through each Fund's 2006 fiscal year. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the performance of each Fund was satisfactory and the expenses of each Fund were reasonable.

Costs of Services Provided to the Funds and Profits Realized. The Board considered Rafferty's representation that Rafferty made a profit in recent years, but that due to the relatively low level of assets in each of the Funds, these profits generally were attributable to other funds in the Potomac Funds complex. The Board also considered the fees paid to Rafferty on an annual basis since each Fund's commencement, including any fee waivers and recoupment of fees previously waived. In addition, the Board considered (as noted above) Rafferty's representation that fees charged to the Funds are comparable to those of funds with similar investment strategies and that Rafferty is committed to continue the expense limitation on each Fund's total operating expenses through each Fund's 2006 fiscal year. Based on these considerations, the Board determined that, in the exercise of its business judgment, the costs of services provided and profits realized by Rafferty under the Agreement were fair and reasonable.

Economies of Scale. The Board considered Rafferty's representation that it believes that asset levels at this time are not sufficient to warrant a reduction in fee rates or the addition of breakpoints. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the reduction in fee rates or additions of breakpoints were not necessary at this time.

Other Benefits. The Board considered Rafferty's representation that its relationship with the Funds attracts business to certain hedge funds that it advises and that, conversely, the success of these hedge funds has benefited the Funds because Rafferty's overall level of business is attractive to brokerage firms, which enables Rafferty to obtain favorable commission rates and excellent execution for the Funds.

Developed Markets Plus Fund and Developed Markets Short Fund. On November 18, 2005, the Board considered the following factors relating to the initial approval of the Agreement:

Nature, Extent and Quality of Services Provided. The Board reviewed the scope of the services provided under the Agreement and noted that they would be similar to the services provided by Rafferty to other leveraged index and short funds in the Potomac Funds complex. The Board considered Rafferty's representation that it has the financial resources, commitment and appropriate staffing to provide the same scope and quality of services to the Funds that it provides to other funds in the Potomac Funds complex. The Board also considered Rafferty's ability to adopt and implement compliance and control functions for the Funds and noted that information concerning portfolio management and a report from the chief compliance officer are provided on a periodic basis to the Board. The Board also considered Rafferty's ability to increase assets of the Potomac Funds complex and offer additional investment options to shareholders through the creation of new funds and Rafferty's efforts to promote the Funds and increase assets. In this regard, the Board noted Rafferty's positioning of the Funds in the marketplace compared to their competitors. The Board also considered Rafferty's representation that it does not use soft dollar arrangements in connection with fund transactions and seeks attractive brokerage rates and best execution. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services to be provided by Rafferty to the Funds under the Agreement were appropriate.

Performance of the Funds and Fund Expenses. As the Funds had not commenced operations, the Board did not consider the performance of the Funds. The Board did consider the expenses of the proposed Funds and noted Rafferty's representation that fees charged to the Funds are comparable to certain funds that invest in stocks of companies in developed countries. In addition, the Board considered Rafferty's representation that it will limit each Fund's total operating expenses through each Fund's 2006 fiscal year. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the expenses of each Fund were reasonable.

Costs of Services Provided to the Funds and Profits Realized. The Board considered the proposed fees to be paid to Rafferty, including any fee waivers or expense reimbursements. In addition, the Board considered (as noted above) Rafferty's representation that fees charged to the Funds are comparable to certain funds that invest in stocks of companies in developed countries. The Board noted that Rafferty could not provide costs and profits of the Funds until the Funds become operational. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the costs of services to be provided by Rafferty under the Agreement were fair and reasonable.

Economies of Scale. The Board considered Rafferty's representation that it would be willing to consider adding breakpoints on management fees to reflect economies of scale if assets increase in the future. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the Funds are not yet operational and therefore have not reached economies of scale requiring a reduction in fee rates or additions of breakpoints.

Contrabond Fund. On February 24, 2006, the Board considered the following factors relating to the continuance of the Agreement:

Nature, Extent and Quality of Services Provided. The Board reviewed the scope of the services to be provided under the Agreement and noted that there would be no significant changes in the services provided by Rafferty. The Board considered Rafferty's representation that it has the financial resources, commitment and appropriate staffing to continue to provide the same scope and quality of services to the Fund. The Board also considered Rafferty's ability to adopt and implement compliance and control functions for the Fund and noted that information concerning portfolio management and a report from the chief compliance officer are provided on a periodic basis to the Board. The Board also considered Rafferty's ability to increase assets of the Potomac Funds complex and offer additional investment options to shareholders through the creation of new funds and Rafferty's efforts to promote the Fund and increase assets. In this regard, the Board noted Rafferty's positioning of the Fund in the marketplace compared to its competitors. The Board also considered Rafferty's representation that it does not use soft dollar arrangements in connection with fund transactions and seeks attractive brokerage rates and best execution. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services provided by Rafferty to the Fund under the Agreement were fair and reasonable.

Performance of the Fund and Fund Expenses. The Board considered the success on a daily and monthly basis in tracking its benchmark 10 Year Note, taking into account the Fund's expense ratios and transaction costs. The Board noted that if the Fund meets its daily benchmark over a period of time, it will not necessarily produce the returns that might be expected in light of the returns of its target benchmark for that period because of the compounding effect of fluctuations in the market, the use of leverage and inverse correlation. The Board also considered the Fund's investment performance compared to its benchmark 10 Year Note in 2004 and 2005 and similar funds. The Board considered Rafferty's success since the Fund's inception in inversely correlating the Fund's return to 200% of the return of the 10 Year Note, taking into account the Fund's expense ratio and transaction costs. In addition, the Board considered Rafferty's representation that fees charged to the Fund are comparable to those of funds with similar investment strategies and that Rafferty is committed to continue the expense limitation on the Fund's total operating expenses through the Fund's 2006 fiscal year. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the performance of the Fund was satisfactory and the expenses of the Fund were reasonable.

Costs of Services Provided to the Funds and Profits Realized. The Board considered Rafferty's representation that Rafferty made a profit since the Fund's inception in May 2004. The Board also considered the overall fees paid to Rafferty on an annual basis since the Fund's commencement, including any fee waivers and recoupment of fees previously waived. In addition, the Board considered (as noted above) Rafferty's representation that fees charged to the Fund are comparable to those of funds with similar investment strategies and that Rafferty is committed to continue the expense limitation on the Fund's total operating expenses through the Fund's 2006 fiscal year. Based on these considerations, the Board determined that, in the exercise of its business judgment, the costs of services provided and profits realized by Rafferty under the Agreement were fair and reasonable.

Economies of Scale. The Board considered Rafferty's representation that it believes that asset levels at this time are not sufficient to warrant a reduction in fee rates or the addition of breakpoints. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the reduction in fee rates or additions of breakpoints were not necessary at this time.

Other Benefits. The Board considered Rafferty's representation that its relationship with the Fund attracts business to certain hedge funds that it advises and that, conversely, the success of these hedge funds has benefited the Fund because Rafferty's overall level of business is attractive to brokerage firms, which enables Rafferty to provide low commission rates and excellent execution for the Fund.

  CONCLUSION

Based on, but not limited to, the above considerations and determinations, the Board determined that the Agreement for each applicable Fund was fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted in favor of the continuance and initial approval of each applicable Agreement.

INVESTMENT ADVISOR
          Rafferty Asset Management, LLC
          33 Whitehall Street, 10th Floor
          New York, NY 10004

ADMINISTRATOR, TRANSFER AGENT, DIVIDEND
          PAYING AGENT & SHAREHOLDING SERVICING AGENT
          U.S. Bancorp Fund Services, LLC
          P.O. Box 1993
          Milwaukee, WI 53201-1993

CUSTODIAN
          U.S. Bank, N.A.
          425 Walnut Street
          Cincinnati, Ohio 45202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
          Ernst & Young LLP
          233 S. Wacker Dr.
          Chicago, IL 60606

DISTRIBUTOR
          Rafferty Capital Markets, LLC
          59 Hilton Avenue
          Garden City, NY 11530

The Fund's Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.


The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 (starting with the year ending June 30, 2005) are available without charge by calling 1-800-851-0511 or by accessing the SEC's website at www.sec.gov.

The Funds, with the exception of the U.S. Government Money Market Fund, file complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

                                  SEMI-ANNUAL
                                     REPORT
                               February 28, 2006


                            [THE POTOMAC FUNDS LOGO]

                        33 Whitehall Street, 10th Floor
                               New York, NY 10004

                                 (800) 851-0511

                             LETTER TO SHAREHOLDERS
                                 APRIL 19, 2006

Dear Shareholders,

This Semi-Annual report for the three Spectrum Funds (collectively, the "Funds") covers the period from September 1st, 2005 through February 28th, 2006 (the "Semi-Annual Period").

Following lackluster returns for the earlier part of 2005, the equity markets performed very well during the Semi-Annual Period as investors developed a conviction that the Federal Reserve was nearing the end of its cycle of raising rates. A strong macroeconomic picture, including improved corporate earnings and falling oil prices also boosted equities. The decline in housing prices, and the expected negative impact of consumer spending which would result from such a decline, did not occur. For the Semi-Annual Period, the S&P 500 gained 5.07% on a total return basis while the NASDAQ 100 gained 5.86% and the Russell 2000 returned 9.92%.

The fixed income markets, which had remained firm earlier in the year despite the Federal Reserve's tightening policy, finally began to pull back. The overnight lending rate moved from 3.25% on September 1st, 2005 to 4.50% by February 28th, 2006. Although rates on longer-term instruments did not move in step with short term rates, they did begin to rise, with the yield on the 10 Year Note rising from 4.01% to 4.55% during the Semi-Annual Period. For the Semi-Annual Period, the Lehman U.S. Aggregate Bond Index provided a return of (0.11)%.

For the Semi-Annual period the Spectrum Equity Opportunity Fund had a total return of 6.75% due primarily to investments in the small and mid-cap equities. This portion of the market rallied strongly during the Semi-Annual Period. The Spectrum Global Opportunity Fund gained 14.39% as international markets provided strong performance. Exposure to Japan, Brazil, India, and S. Korea helped push the Spectrum Global Fund to double-digit returns. The Spectrum High Yield Plus Fund advanced 2.93% on a total return basis during the Semi-Annual Period as the bond market struggled in the wake of rising interest rates.

As always, we thank you for using Potomac Funds and we look forward to our mutual success.

Best regards,

/s/ Daniel O'Neill                                     /s/ Ralph Doudera Signature

    Daniel O'Neill                                                 Ralph Doudera
    The Potomac Funds                                              Hundredfold Advisors, LLC

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL, TOLL-FREE, 1-800-851-0511.

AN INVESTMENT IN ANY OF THE POTOMAC FUNDS IS SUBJECT TO A NUMBER OF RISKS THAT COULD AFFECT THE VALUE OF ITS SHARES. IT IS IMPORTANT THAT INVESTORS CLOSELY REVIEW AND UNDERSTAND THESE RISKS BEFORE MAKING AND INVESTMENT. INVESTORS CONSIDERING AN INVESTMENT MAY OBTAIN A PROSPECTUS BY CALLING 800-851-0511. INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY FOR MORE COMPLETE INFORMATION, INCLUDING CHARGES, EXPENSES, AND ADDITIONAL RISKS, BEFORE INVESTING OR SENDING MONEY.

                                EXPENSE EXAMPLE
                         FEBRUARY 28, 2006 (UNAUDITED)

As a shareholder of the Spectrum High Yield Plus Fund, Spectrum Global Perspective Fund and the Spectrum Equity Opportunity Fund (the "Funds"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2005 - February 28, 2006).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds' transfer agent. The example includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Funds and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the $15.00 wire transfer free discussed above. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example Tables

                                                         SPECTRUM HIGH YIELD PLUS FUND
                                         --------------------------------------------------------------
                                                                                          EXPENSES PAID
                                                  BEGINNING               ENDING          DURING PERIOD
                                              ACCOUNT VALUE        ACCOUNT VALUE    SEPTEMBER 1, 2005 -
                                          SEPTEMBER 1, 2005    FEBRUARY 28, 2006     FEBRUARY 28, 2006*
                                         ------------------    -----------------    -------------------
Actual                                       $1,000.00             $1,029.30              $12.03
Hypothetical (5% return before
  expenses)                                   1,000.00              1,012.94               11.93

* Expenses are equal to the Fund's annualized expense ratio of 2.39%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

                                                        SPECTRUM GLOBAL PERSPECTIVE FUND
                                         --------------------------------------------------------------
                                                                                          EXPENSES PAID
                                                  BEGINNING               ENDING          DURING PERIOD
                                              ACCOUNT VALUE        ACCOUNT VALUE    SEPTEMBER 1, 2005 -
                                          SEPTEMBER 1, 2005    FEBRUARY 28, 2006     FEBRUARY 28, 2006*
                                         ------------------    -----------------    -------------------
Actual                                       $1,000.00             $1,143.90              $11.85
Hypothetical (5% return before
  expenses)                                   1,000.00              1,013.74               11.13

* Expenses are equal to the Fund's annualized expense ratio of 2.23%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

                                                        SPECTRUM EQUITY OPPORTUNITY FUND
                                         --------------------------------------------------------------
                                                                                          EXPENSES PAID
                                                  BEGINNING               ENDING          DURING PERIOD
                                              ACCOUNT VALUE        ACCOUNT VALUE    SEPTEMBER 1, 2005 -
                                          SEPTEMBER 1, 2005    FEBRUARY 28, 2006     FEBRUARY 28, 2006*
                                         ------------------    -----------------    -------------------
Actual                                       $1,000.00             $1,067.50              $11.69
Hypothetical (5% return before
  expenses)                                   1,000.00              1,013.49               11.38

* Expenses are equal to the Fund's annualized expense ratio of 2.28%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

                         SPECTRUM HIGH YIELD PLUS FUND
                          ALLOCATION OF FUND HOLDINGS

                         FEBRUARY 28, 2006 (UNAUDITED)

Cash* 4%                                                                          4.00
U.S. Govt Agency Obligations 36%                                                 36.00
Money Market Fund 2%                                                              2.00
Corporate Bonds 42%                                                              42.00
Common Stock 5%                                                                   5.00
Investment Companies** 10%                                                       10.00
Swaps 1%                                                                          1.00

THE PERCENTAGES IN THE GRAPH ARE CALCULATED BASED ON NET ASSETS.

 * CASH EQUIVALENTS AND OTHER ASSETS LESS LIABILITIES.

** THESE INVESTMENTS CONSIST OF INVESTMENT COMPANIES THAT INVEST PRIMARILY IN
   THIS CATEGORY OF SECURITIES.

                        SPECTRUM GLOBAL PERSPECTIVE FUND
                          ALLOCATION OF FUND HOLDINGS

                         FEBRUARY 28, 2006 (UNAUDITED)

Cash* 39%                                                                         39
Money Market Fund 1%                                                               1
U.S. Government Agency Obligations 4%                                              4
Foreign Securities** 56%                                                          56
Forward Contracts (1%)                                                            -1
Swaps 1%                                                                           1

THE PERCENTAGES IN THE GRAPH ARE CALCULATED BASED ON NET ASSETS.

 * CASH EQUIVALENTS AND OTHER ASSETS LESS LIABILITIES.

** THESE INVESTMENTS CONSIST OF INVESTMENT COMPANIES THAT INVEST PRIMARILY IN
   THIS CATEGORY OF SECURITIES.

                        SPECTRUM EQUITY OPPORTUNITY FUND
                          ALLOCATION OF FUND HOLDINGS

                         FEBRUARY 28, 2006 (UNAUDITED)

Cash* 28%                                                                         28
Money Market Fund 1%                                                               1
U.S. Government Agency Obligations 22%                                            22
Industrials 1%                                                                     1
Information Technology 4%                                                          4
Foreign Securities** 24%                                                          24
MIcro-Cap Securities** 9%                                                          9
NASDAQ 100 Securities** 10%                                                       10
Swaps 1%                                                                           1

THE PERCENTAGES IN THE GRAPH ARE CALCULATED BASED ON NET ASSETS.

 * CASH EQUIVALENTS AND OTHER ASSETS LESS LIABILITIES.

** THESE INVESTMENTS CONSIST OF INVESTMENT COMPANIES THAT INVEST PRIMARILY IN
   THIS CATEGORY OF SECURITIES.

                         SPECTRUM HIGH YIELD PLUS FUND
                            SCHEDULE OF INVESTMENTS

                         FEBRUARY 28, 2006 (UNAUDITED)

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
COMMON STOCKS - 5.4%
Automobiles - 0.3%
       916   Thor Industries, Inc.        $     43,235
                                          ------------
Capital Markets - 0.7%
       746   Jefferies Group, Inc.              42,552
     2,906   LaBranche & Co., Inc.              41,120
       906   Raymond James Financial,
               Inc.                             38,940
                                          ------------
                                               122,612
                                          ------------
Communications Equipment - 0.9%
     1,668   CommScope, Inc.                    40,015
       654   F5 Networks, Inc.                  44,354
       826   Harris Corp.                       37,732
     2,681   Powerwave Technologies,
               Inc.                             39,357
                                          ------------
                                               161,458
                                          ------------
Computers & Peripherals - 0.2%
     1,661   Western Digital Corp.              36,957
                                          ------------
Construction & Engineering - 0.2%
       483   Jacobs Engineering Group,
               Inc.                             41,413
                                          ------------
Construction Materials - 0.2%
       422   Martin Marietta
               Materials, Inc.                  41,145
                                          ------------
Consumer Finance - 0.2%
     1,429   MoneyGram International,
               Inc.                             40,970
                                          ------------
Electrical Equipment - 0.3%
       861   Thomas & Betts Corp.               42,361
                                          ------------
Electronic Equipment & Instruments - 0.2%
     1,165   Arrow Electronics, Inc.            40,530
                                          ------------
Financial Services - 0.2%
       753   Leucadia National Corp.            40,850
                                          ------------
Health Care Equipment & Supplies - 0.2%
       667   Varian Medical Systems,
               Inc.                             38,606
                                          ------------

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
IT Services - 0.2%
     1,585   Acxiom Corp.                 $     41,020
                                          ------------
Machinery - 0.5%
     1,008   Crane Co.                          38,798
       855   Flowserve Corp.                    43,947
                                          ------------
                                                82,745
                                          ------------
Semiconductor & Semiconductor Equipment - 0.5%
       850   Lam Research Corp.                 36,635
     1,283   MEMC Electronic
               Materials, Inc.                  42,968
                                          ------------
                                                79,603
                                          ------------
Specialty Retail - 0.2%
     1,174   O'Reilly Automotive, Inc.          38,413
                                          ------------
Textiles, Apparel & Luxury Goods - 0.2%
       694   Polo Ralph Lauren Corp.            40,224
                                          ------------
Trading Companies & Distributors - 0.2%
       875   MSC Industrial Direct
               Co., Inc.                        41,449
                                          ------------
             TOTAL COMMON STOCKS (Cost
               $950,015)                  $    973,591
                                          ------------
INVESTMENT COMPANIES - 9.5%
    19,600   Calamos Convertible and
               High Income Fund           $    322,616
     4,000   Debt Strategies Fund               27,080
    15,200   Evergreen Income
               Advantage Fund                  216,448
    15,100   iShares DJ Select
               Dividend Index Fund             955,830
    12,800   Pimco High Income Fund            195,200
                                          ------------
             TOTAL INVESTMENT
               COMPANIES (Cost
               $1,667,180)                $  1,717,174
                                          ------------

                     See notes to the financial statements.

                         SPECTRUM HIGH YIELD PLUS FUND
                      SCHEDULE OF INVESTMENTS (continued)
                         FEBRUARY 28, 2006 (UNAUDITED)

----------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
----------------------------------------------------------
CORPORATE BONDS - 41.6%
Grantor Trust
$ 4,268,293   TRAINS High Yield Note
                5.04%, 02/15/2015
                (Acquired 12/14/2005,
                Cost $4,347,161)(1)        $ 4,387,438
  3,038,000   Dow Jones CDX High Yield
                Note, 2005-1 8.75%,
                12/29/2010 (Acquired
                11/17/2005, Cost
                $3,017,114)(1)               3,071,418
                                           -----------
                                             7,458,856
                                           -----------
Household Products - 0.3%
     60,000   Spectrum Brands, Inc.
                7.375%, 02/01/2015              52,050
                                           -----------
              TOTAL CORPORATE BONDS
                (Cost $7,425,387)          $ 7,510,906
                                           -----------
----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
SHORT TERM INVESTMENTS - 38.2%
MONEY MARKETS - 2.3%
    420,770   Fidelity Institutional
                Money Market Portfolio     $   420,770
                                           -----------
----------------------------------------------------------
PRINCIPAL
AMOUNT                                           VALUE
----------------------------------------------------------
US GOVERNMENT AGENCY ISSUES - 35.9%
$ 6,500,000   Federal Home Loan Bank
                Discount Note, 2.65%,
                3/01/2006                  $ 6,500,000
                                           -----------
              TOTAL SHORT TERM
                INVESTMENTS
                (Cost $6,920,770)          $ 6,920,770
                                           -----------
              TOTAL INVESTMENTS - 94.7%
                (Cost $16,963,352)         $17,122,441
                                           -----------
              Other Assets in Excess of
                Liabilities - 5.3%             953,241
                                           -----------
              TOTAL NET ASSETS - 100.0%    $18,075,682
                                           ===========

(1) 144A securities are those that are exempt from registration under Rule 144A of the Securities
     Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration
     (e.g. a sale to another QIB), or the security must be registered for public sale. At February
     28, 2006, the market value of 144A securities was $7,458,856 or 41.3% of net assets.

                     See notes to the financial statements.

                         SPECTRUM HIGH YIELD PLUS FUND
                   SCHEDULE OF CREDIT DEFAULT SWAPS PURCHASED

                         FEBRUARY 28, 2006 (UNAUDITED)

                                                BUY/SELL       PAY/RECEIVE       NOTIONAL        EXPIRATION       UNREALIZED
COUNTERPARTY             REFERENCE ENTITY      PROTECTION      FIXED RATE         AMOUNT            DATE         APPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs & Co.       Dow Jones CDX           Sell            3.95%         $10,300,000      12/20/2010        $267,407
                                                                                                                 ============

                     See notes to the financial statements.

                        SPECTRUM GLOBAL PERSPECTIVE FUND
                            SCHEDULE OF INVESTMENTS

                         FEBRUARY 28, 2006 (UNAUDITED)

----------------------------------------------------------
SHARES
----------                                       VALUE
----------------------------------------------------------
INVESTMENT COMPANIES - 56.5%
   100,400   India Fund                   $  4,920,604
   106,300   iShares MSCI EAFE Index
               Fund                          6,649,065
   481,000   iShares MSCI Emerging
               Markets Index Fund           46,608,900
                                          ------------
             TOTAL INVESTMENT
               COMPANIES
               (Cost $53,223,467)         $ 58,178,569
                                          ------------
SHORT-TERM INVESTMENTS - 4.5%
MONEY MARKETS - 0.6%
   585,376   Fidelity Institutional
               Money Market Portfolio     $    585,376
                                          ------------
             TOTAL MONEY MARKETS
               (Cost $585,376)            $    585,376
                                          ------------

----------------------------------------------------------
FACE
AMOUNT                                           VALUE
----------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.9%
$4,000,000   Federal Home Loan Bank
               Discount Note, 2.65%,
               03/01/2006                 $  4,000,000
                                          ------------
             TOTAL U.S. GOVERNMENT
               AGENCY OBLIGATIONS
               (Cost $4,000,000)          $  4,000,000
                                          ------------
             TOTAL SHORT-TERM
               INVESTMENTS
               (Cost $4,585,376)             4,585,376
                                          ------------
             TOTAL INVESTMENTS - 61.0%
               (Cost $57,808,843)         $ 62,763,945
             Liabilities in Excess of
               Other Assets - 39.0%         40,139,393
                                          ------------
             TOTAL NET ASSETS - 100.0%    $102,903,338
                                          ============

Percentages are calculated as a percent of net assets.

                     See notes to the financial statements.

                        SPECTRUM GLOBAL PERSPECTIVE FUND
                  SCHEDULE OF EQUITY SWAP CONTRACTS PURCHASED

                         FEBRUARY 28, 2006 (UNAUDITED)

                                                          # OF        NOTIONAL     TERMINATION     UNREALIZED
COUNTERPARTY                 REFERENCE ENTITY           CONTRACTS      AMOUNT         DATE        APPRECIATION
--------------------------------------------------------------------------------------------------------------
Goldman Sachs & Co.   Ishares FTSE/Xinhuq China Swap      72,000     $5,124,175      1/9/2007       $465,440
Goldman Sachs & Co.     Ishares MSCI EAFE Index Swap     124,900      7,882,439     2/20/2007        (71,045)
                                                                                                    --------
                                                                                                    $394,395
                                                                                                    ========

                     See notes to the financial statements.

                        SPECTRUM GLOBAL PERSPECTIVE FUND
                    SCHEDULE OF FORWARD CONTRACTS SOLD SHORT

                         FEBRUARY 28, 2006 (UNAUDITED)

  PRINCIPLE AMOUNT                         SETTLEMENT                  UNREALIZED
COVERED BY CONTRACTS       CURRENCY          MONTH        VALUE      (DEPRECIATION)
-----------------------------------------------------------------------------------
      2,138,414        Australian Dollar    03/2006     $1,586,998     $ (11,998)
      4,074,330            British Pound    03/2006      7,146,876       (59,376)
      7,748,326                     Euro    03/2006      9,243,748       (56,248)
    761,689,687             Japanese Yen    03/2006      6,593,056       (30,556)
      2,426,970              Swiss Franc    03/2006      1,852,963       (15,463)
                                                                       ---------
                                                                       $(173,641)
                                                                       =========

                     See notes to the financial statements.

                        SPECTRUM EQUITY OPPORTUNITY FUND
                            SCHEDULE OF INVESTMENTS

                         FEBRUARY 28, 2006 (UNAUDITED)

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
COMMON STOCKS - 4.8%
Communications Equipment - 0.6%
      4,340   CommScope, Inc.*             $   104,117
      5,274   Redback Networks, Inc.*           99,942
      3,541   Viasat, Inc.*                     95,076
                                           -----------
                                               299,135
                                           -----------
Electrical Equipment - 0.2%
      3,369   Intermagnetics General
                Corp.*                          99,116
                                           -----------
Electronic Equipment & Instruments - 1.0%
      7,593   Aeroflex, Inc.*                   98,709
      2,673   Benchmark Electronics,
                Inc.*                           94,143
     12,180   Identix, Inc.*                    99,510
     10,764   Kemet Corp.*                      95,907
      5,386   Newport Corp.*                    95,548
                                           -----------
                                               483,817
                                           -----------
Internet Software & Services - 0.4%
      2,097   Equinix, Inc.*                   109,966
      4,442   Openwave Systems, Inc.*           88,174
                                           -----------
                                               198,140
                                           -----------
IT Services - 0.4%
      4,089   Acxiom Corp.                     105,823
      1,815   Anteon International
                Corp.*                         100,352
                                           -----------
                                               206,175
                                           -----------

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
Prepackaged Software - 0.2%
      5,583   Blackbaud, Inc.              $   102,169
                                           -----------
Semiconductor & Semiconductor Equipment - 1.3%
     20,533   Atmel Corp.*                      93,425
      5,630   Cypress Semiconductor
                Corp.*                          99,989
      2,701   Diodes, Inc.*                    102,044
      6,797   Integrated Device
                Technology, Inc.*              100,935
      2,651   Netlogic Microsystems,
                Inc.*                           93,713
      3,853   Omnivision Technologies,
                Inc.*                           98,251
      2,880   Standard Microsystems
                Corp.*                          93,658
                                           -----------
                                               682,015
                                           -----------
Software - 0.7%
      9,900   Aspen Technology, Inc.*          118,602
     11,264   Nuance Communications,
                Inc.*                          120,525
      4,212   Serena Software, Inc.*           100,667
                                           -----------
                                               339,794
                                           -----------
              TOTAL COMMON STOCKS (Cost
                $2,403,204)                $ 2,410,361
                                           -----------

                     See notes to the financial statements.

                        SPECTRUM EQUITY OPPORTUNITY FUND
                      SCHEDULE OF INVESTMENTS (continued)
                         FEBRUARY 28, 2006 (UNAUDITED)

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
INVESTMENT COMPANIES - 43.1%
    123,600   iShares MSCI Emerging
                Markets Index Fund         $11,976,840
     85,400   iShares Russell Microcap
                Index Fund                   4,790,940
    122,900   Nasdaq-100 Index Tracking
                Stock                        5,051,190
                                           -----------
              TOTAL INVESTMENT
                COMPANIES (Cost
                $21,453,718)               $21,818,970
                                           -----------
SHORT-TERM INVESTMENTS - 22.5%
MONEY MARKET FUND - 0.8%
    405,344   Fidelity Institutional
                Money Market Portfolio     $   405,344
                                           -----------

----------------------------------------------------------
FACE
AMOUNT                                           VALUE
----------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 21.7%
$11,001,000   Federal Home Loan Bank
                Discount Notes, 2.65%,
                Due 03/01/2006             $11,001,000
                                           -----------
              TOTAL SHORT-TERM
                INVESTMENTS (Cost
                $11,406,344)               $11,406,344
                                           -----------
              TOTAL INVESTMENTS - 70.4%
                (Cost $35,263,266)         $35,635,675
              Other Assets in Excess of
                Liabilities - 29.6%         14,965,422
                                           -----------
              TOTAL NET ASSETS - 100.0%    $50,601,097
                                           ===========
Percentages are calculated as a percent of net assets.
                      * Non-income producing security.

                     See notes to the financial statements.

                        SPECTRUM EQUITY OPPORTUNITY FUND
                  SCHEDULE OF EQUITY SWAP CONTRACTS PURCHASED

                         FEBRUARY 28, 2006 (UNAUDITED)

                                                                              NOTIONAL       TERMINATION       UNREALIZED
COUNTERPARTY                 REFERENCE ENTITY             # OF SHARES          AMOUNT           DATE          APPRECIATION
--------------------------------------------------------------------------------------------------------------------------
Goldman Sachs & Co      Midcap SPDR Trust, Series I          44,800          $6,278,272       11/3/2006         $520,515
                                                                                                                ========

                     See notes to the financial statements.

                      STATEMENT OF ASSETS AND LIABILITIES
                         FEBRUARY 28, 2006 (UNAUDITED)

                                                           SPECTRUM HIGH    SPECTRUM GLOBAL    SPECTRUM EQUITY
                                                          YIELD PLUS FUND   PERSPECTIVE FUND   OPPORTUNITY FUND
                                                          ---------------   ----------------   ----------------
ASSETS:
Investments, at market value (Note 2)..................     $17,122,441       $ 62,763,945       $35,635,675
Cash...................................................          18,061          3,680,000             1,000
Receivable for Fund shares sold........................              --             64,597            64,597
Receivable for investments sold........................              --         34,889,893        24,173,140
Unrealized appreciation on swaps.......................         324,002             81,680            76,184
Deposit at broker for forward contracts................              --          2,160,000                --
Deposit at broker for swaps............................         710,000                 --         1,110,000
Dividends and interest receivable......................         154,011              6,398             9,259
Other assets...........................................          14,276              8,218             6,448
                                                            -----------       ------------       -----------
    Total Assets.......................................      18,342,791        103,654,731        61,076,303
                                                            -----------       ------------       -----------
LIABILITIES:
Payable for Investments Purchased......................              --                 --        10,267,980
Payable for Fund shares redeemed.......................         211,404            335,415            84,936
Payable to Advisor.....................................           5,567             56,523            20,822
Net unrealized depreciation on forward contracts.......              --            173,642                --
Accrued distribution expenses..........................          27,863            140,764            71,909
Accrued expenses and other liabilities.................          22,275             45,049            29,559
                                                            -----------       ------------       -----------
    Total Liabilities..................................         267,109            751,393        10,475,206
                                                            -----------       ------------       -----------
NET ASSETS.............................................     $18,075,682       $102,903,338       $50,601,097
                                                            ===========       ============       ===========
NET ASSETS CONSIST OF:
Capital stock..........................................     $18,915,440       $ 93,382,556       $47,693,661
Accumulated undistributed net investment income
  (loss)...............................................        (227,796)           452,768           (22,141)
Accumulated undistributed net realized gain (loss)
  on investments.......................................      (1,038,458)         3,892,158         2,036,653
Net unrealized appreciation (depreciation) on
  investments..........................................         426,496          5,175,856           892,924
                                                            -----------       ------------       -----------
    Total Net Assets...................................     $18,075,682       $102,903,338       $50,601,097
                                                            ===========       ============       ===========
CALCULATION OF NET ASSET VALUE PER SHARE - ADVISOR
  CLASS:
Net assets.............................................     $18,075,682       $102,903,338       $50,601,097
Shares outstanding (unlimited shares of beneficial
  interest authorized, no par value)...................         919,487          4,178,313         2,297,335
Net Asset Value, Redemption Price and Offering Price
  Per Share............................................     $     19.66       $      24.63       $     22.03
                                                            ===========       ============       ===========
Cost of Investments....................................     $16,963,352       $ 57,808,843       $35,263,266
                                                            ===========       ============       ===========

                     See notes to the financial statements.

                            STATEMENT OF OPERATIONS
                   PERIOD ENDED FEBRUARY 28, 2006 (UNAUDITED)

                                                          SPECTRUM HIGH    SPECTRUM GLOBAL    SPECTRUM EQUITY
                                                         YIELD PLUS FUND   PERSPECTIVE FUND   OPPORTUNITY FUND
                                                         ---------------   ----------------   ----------------
INVESTMENT INCOME:
Dividend income (net of foreign withholding tax of $445
  for the Spectrum High Yield Plus Fund)...............     $  64,034        $   886,140         $  200,192
Interest income........................................       534,676            484,311            349,621
                                                            ---------        -----------         ----------
    Total investment income............................       598,710          1,370,451            549,813
                                                            ---------        -----------         ----------
EXPENSES:
Investment advisory fees...............................       125,315            436,688            246,745
Distribution expenses..................................       125,315            436,688            246,745
Administration fees....................................         8,389              9,522              8,620
Shareholder servicing fees.............................         4,656             19,131             12,109
Fund accounting fees...................................         9,152             11,597              9,991
Custody fees...........................................         2,658             11,222              6,260
Federal and state registration.........................         8,220              8,532              7,366
Professional fees......................................        11,917             22,697             16,611
Reports to shareholders................................         1,436              5,342              2,572
Directors' fees and expenses...........................         1,021              4,712              2,199
Other..................................................         1,630              6,242              2,340
                                                            ---------        -----------         ----------
    Total expenses.....................................       299,709            972,373            561,558
                                                            ---------        -----------         ----------
NET INVESTMENT INCOME (LOSS)...........................       299,001            398,078            (11,745)
                                                            ---------        -----------         ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments..........................................       179,560          8,304,558          2,883,000
  Forward Contracts....................................            --           (782,702)                --
  Swaps................................................       303,270          2,052,474            580,793
                                                            ---------        -----------         ----------
                                                              482,830          9,574,330          3,463,793
                                                            ---------        -----------         ----------
Change in unrealized appreciation (depreciation) on:
  Investments..........................................        30,570          1,251,844           (796,849)
  Forward Contracts....................................            --           (118,952)                --
  Swaps................................................      (232,908)           394,395            510,118
                                                            ---------        -----------         ----------
                                                             (202,338)         1,527,287           (286,731)
                                                            ---------        -----------         ----------
    Net realized and unrealized gain (loss) on
      investments......................................       280,492         11,101,617          3,177,062
                                                            ---------        -----------         ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...........................................     $ 579,493        $11,499,695         $3,165,317
                                                            =========        ===========         ==========

(1) Commencement of operations.

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                               FEBRUARY 28, 2006

                                               SPECTRUM HIGH                                SPECTRUM GLOBAL
                                              YIELD PLUS FUND                               PERSPECTIVE FUND
                                -------------------------------------------   --------------------------------------------
                                 September 1, 2005     September 1, 2004(1)    September 1, 2005
                                to February 28, 2006    to August 31, 2005    to February 28, 2006   September 27, 2004(1)
                                    (Unaudited)                                   (Unaudited)         to August 31, 2005
                                --------------------   --------------------   --------------------   ---------------------
OPERATIONS:
Net investment income
  (loss)......................      $    299,001           $  1,076,752           $    398,078            $   (76,782)
Net realized gain (loss) on
  investments.................           482,830             (1,375,021)             9,574,330              2,385,785
Change in unrealized
  appreciation (depreciation)
  on investments..............          (202,338)               628,834              1,527,287              3,648,569
                                    ------------           ------------           ------------            -----------
    Net increase (decrease) in
      net assets resulting
      from operations.........           579,493                330,565             11,499,695              5,957,572
                                    ------------           ------------           ------------            -----------
DISTRIBUTIONS TO SHAREHOLDERS-
  ADVISOR CLASS:
Net investment income.........        (1,067,297)              (682,519)                    --               (477,865)
Net realized gains............                --                     --             (7,374,075)               (84,545)
                                    ------------           ------------           ------------            -----------
    Total distributions.......        (1,067,297)              (682,519)            (7,374,075)              (562,410)
                                    ------------           ------------           ------------            -----------
CAPITAL SHARE
  TRANSACTIONS - ADVISOR
  CLASS:
Proceeds from shares sold.....           543,395             73,198,256             27,784,194             72,730,469
Proceeds from shares issued to
  holders in reinvestment of
  dividends...................         1,061,893                679,257              7,363,474                558,881
Cost of shares redeemed.......       (16,456,169)           (40,111,192)            (7,454,887)            (7,599,575)
                                    ------------           ------------           ------------            -----------
    Net increase (decrease) in
      net assets resulting
      from capital share
      transactions............       (14,850,881)            33,766,321             27,692,781             65,689,775
                                    ------------           ------------           ------------            -----------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS..................       (15,338,685)            33,414,367             31,818,401             71,084,937
                                    ------------           ------------           ------------            -----------
NET ASSETS:
Beginning of period...........        33,414,367                     --             71,084,937                     --
                                    ------------           ------------           ------------            -----------
End of period.................      $ 18,075,682           $ 33,414,367           $102,903,338            $71,084,937
                                    ============           ============           ============            ===========
UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS), END OF
  PERIOD......................      $   (227,796)          $    540,500           $    452,768            $    54,690
                                    ------------           ------------           ------------            -----------

(1) Commencement of operations.

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                               FEBRUARY 28, 2006

                                                                           SPECTRUM EQUITY
                                                                           OPPORTUNITY FUND
                                                              ------------------------------------------
                                                               September 1, 2005
                                                              to February 28, 2006   October 11, 2004(1)
                                                                  (Unaudited)        to August 31, 2005
                                                              --------------------   -------------------
OPERATIONS:
Net investment income (loss)................................      $   (11,745)           $  (281,205)
Net realized gain (loss) on investments.....................        3,463,793              1,599,791
Change in unrealized appreciation (depreciation) on
  investments...............................................         (286,731)             1,179,655
                                                                  -----------            -----------
    Net increase (decrease) in net assets resulting from
      operations............................................        3,165,317              2,498,241
                                                                  -----------            -----------
DISTRIBUTIONS TO SHAREHOLDERS - ADVISOR CLASS:
Net investment income.......................................               --                     --
Net realized gains..........................................       (2,756,122)                    --
                                                                  -----------            -----------
    Total distributions.....................................       (2,756,122)                    --
                                                                  -----------            -----------
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS:
Proceeds from shares sold...................................       11,752,714             51,447,447
Proceeds from shares issued to holders in reinvestment of
  dividends.................................................        2,682,363                     --
Cost of shares redeemed.....................................       (9,931,971)            (8,256,892)
                                                                  -----------            -----------
    Net increase (decrease) in net assets resulting from
      capital share transactions............................        4,503,106             43,190,555
                                                                  -----------            -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................        4,912,301             45,688,796
                                                                  -----------            -----------
NET ASSETS:
Beginning of period.........................................       45,688,796                     --
                                                                  -----------            -----------
End of period...............................................      $50,601,097            $45,688,796
                                                                  ===========            ===========
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END OF PERIOD...      $   (22,141)           $   (10,396)
                                                                  -----------            -----------

(1) Commencement of operations.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                                                SPECTRUM HIGH        SPECTRUM HIGH
                                                               YIELD PLUS FUND      YIELD PLUS FUND
                                                              -----------------   --------------------
                                                                ADVISOR CLASS        ADVISOR CLASS
                                                              -----------------   --------------------
                                                              Six Months Ended    September 1, 2004(1)
                                                              February 28, 2006    to August 31, 2005
                                                                 (UNAUDITED)
                                                              -----------------   --------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD........................     $     19.96          $     20.00
                                                                 -----------          -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4).............................            0.23                 0.48
Net realized and unrealized gain (loss) on investments(6)...            0.31                (0.26)
                                                                 -----------          -----------
    Total from investment operations........................            0.54                 0.22
                                                                 -----------          -----------
LESS DISTRIBUTIONS:
Dividends from net investment income........................           (0.84)               (0.26)
Distributions from realized gains...........................              --                   --
                                                                 -----------          -----------
    Total distributions.....................................           (0.84)               (0.26)
                                                                 -----------          -----------
NET ASSET VALUE, END OF PERIOD..............................     $     19.66          $     19.96
                                                                 ===========          ===========
TOTAL RETURN(7).............................................            2.93%(2)             1.09%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period...................................     $18,075,682          $33,414,367
Ratio of net expenses to average net assets.................            2.39%(3)             2.38%(3)
Ratio of net investment income (loss) to average net
  assets ...................................................            2.39%(3)             2.44%(3)
Portfolio turnover rate(5)..................................             333%                 759%

(1) Commencement of operations.

(2) Not annualized.

(3) Annualized.

(4) Net investment income (loss) per share represents net investment income
    (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.

(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

(7) All returns reflect reinvested dividends but do not reflect the impact of taxes.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                                                SPECTRUM GLOBAL       SPECTRUM GLOBAL
                                                               PERSPECTIVE FUND      PERSPECTIVE FUND
                                                               -----------------   ---------------------
                                                                 ADVISOR CLASS         ADVISOR CLASS
                                                               -----------------   ---------------------
                                                               Six Months Ended
                                                               February 28, 2006   September 27, 2004(1)
                                                                  (Unaudited)       to August 31, 2005
                                                               -----------------   ---------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD........................     $      23.46           $     20.00
                                                                 ------------           -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4).............................             0.11                 (0.03)(8)
Net realized and unrealized gain (loss) on investments(6)...             3.14                  3.80
                                                                 ------------           -----------
    Total from investment operations........................             3.25                  3.77
                                                                 ------------           -----------
LESS DISTRIBUTIONS:
Dividends from net investment income........................               --                 (0.26)
Distributions from realized gains...........................            (2.08)                (0.05)
                                                                 ------------           -----------
    Total distributions.....................................            (2.08)                (0.31)
                                                                 ------------           -----------
NET ASSET VALUE, END OF PERIOD..............................     $      24.63           $     23.46
                                                                 ============           ===========
TOTAL RETURN(7).............................................            14.39%(2)             18.88%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period...................................     $102,903,338           $71,084,937
Ratio of net expenses to average net assets excluding short
  dividends.................................................             2.23%(3)              2.38%(3)
Ratio of net expenses to average net assets including short
  dividends:................................................                                   2.39%(3)
Ratio of net investment income (loss) to average net assets
  including short dividends.................................             0.91%(3)             (0.16%)(3,9)
Portfolio turnover rate(5)..................................              787%                1,152%

(1) Commencement of operations.

(2) Not annualized. All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

(3) Annualized.

(4) Net investment income (loss) per share represents net investment income
    (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts, and repurchase agreements are deemed short-term securities.

(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

(7) Net investment income (loss) before dividends on short positions for the period ended August 31, 2005 was ($0.03).

(8) Net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the period ended August 31, 2005 was ($0.15).

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                                               SPECTRUM EQUITY      SPECTRUM EQUITY
                                                              OPPORTUNITY FUND     OPPORTUNITY FUND
                                                              -----------------   -------------------
                                                                ADVISOR CLASS        ADVISOR CLASS
                                                              -----------------   -------------------
                                                              Six Months Ended
                                                              February 28, 2006   October 11, 2004(1)
                                                                 (Unaudited)      to August 31, 2005
                                                              -----------------   -------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD........................     $     21.85          $     20.00
                                                                 -----------          -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4).............................           (0.01)               (0.16)
Net realized and unrealized gain (loss) on investments(6)...            1.41                 2.01
                                                                 -----------          -----------
    Total from investment operations........................            1.40                 1.85
                                                                 -----------          -----------
LESS DISTRIBUTIONS:
Dividends from net investment income........................              --                   --
Distributions from realized gains...........................           (1.22)                  --
                                                                 -----------          -----------
    Total distributions.....................................           (1.22)                  --
                                                                 -----------          -----------
NET ASSET VALUE, END OF PERIOD..............................     $     22.03          $     21.85
                                                                 ===========          ===========
TOTAL RETURN(7).............................................            6.75%(2)             9.25%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period...................................     $50,601,097          $45,688,796
Ratio of net expenses to average net assets.................            2.28%(3)             2.50%(3)
Ratio of net investment income (loss) to average net
  assets....................................................           (0.01%)(3)           (0.88%)(3)
Portfolio turnover rate(5)..................................           1,152%               1,334%

(1) Commencement of operations.

(2) Not annualized.

(3) Annualized.

(4) Net investment income (loss) per share represents net investment income
    (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.

(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

(7) All returns reflect reinvested dividends but do not reflect the impact of taxes.

                     See notes to the financial statements.

                         SPECTRUM HIGH YIELD PLUS FUND
                        SPECTRUM GLOBAL PERSPECTIVE FUND
                        SPECTRUM EQUITY OPPORTUNITY FUND
                       NOTES TO THE FINANCIAL STATEMENTS

                         FEBRUARY 28, 2006 (UNAUDITED)

1. ORGANIZATION

Potomac Funds (the "Trust") was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 25 series of which three are included in this report, Spectrum High Yield Plus Fund, Spectrum Global Perspective Fund and Spectrum Equity Opportunity Fund (each a "Fund" and collectively, the "Funds"). Each Fund is a "non-diversified" series of the Trust pursuant to the 1940 Act. The Spectrum High Yield Plus Fund commenced operations on September 1, 2004, the Spectrum Global Perspective Fund commenced operations on September 27, 2004, and the Spectrum Equity Opportunity Fund commenced operations on October 11, 2004.

The objective of the Spectrum High Yield Plus Fund is to seek income and capital appreciation on a total return basis by investing primarily in high yield fixed-income securities, either directly or indirectly through exchange-traded funds (ETFs), other investment companies and derivative instruments. The Spectrum Global Perspective Fund seeks income and capital appreciation by investing in equity securities of foreign issuers either directly or indirectly through American Depository Receipts (ADRs), ETFs, foreign currencies, other investment companies and derivative instruments. In addition, the Spectrum Global Perspective Fund may invest in baskets of foreign currencies. The Spectrum Equity Opportunity Fund seeks income and capital appreciation by investing either directly in securities of domestic and foreign issuers or indirectly through ADRs, ETFs, other investment companies and derivative instruments.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

  a) INVESTMENT VALUATION - Equity securities, over-the-counter ("OTC") securities, swap agreements, options, futures and options on futures are valued at their last sales prices, or if not available, the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price ("NOCP"). Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the "amortized" cost method. Other debt securities are valued by using the closing bid and asked prices provided by the Fund's pricing service or, if such prices are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Fund's pricing service does not provide a valuation for such securities, the Fund's pricing service provides a valuation that in the judgment of Rafferty Asset Management, LLC (the "Adviser") does not represent fair value, or the Fund or the Adviser believes the market price is stale will be valued at fair value as determined by the Adviser under the supervision of the Board of Trustees.

  b) REPURCHASE AGREEMENTS - Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government securities. In connection with transactions in repurchase agreements, it is the Trust's policy that the Fund receive, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

  c) STOCK INDEX FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS - Each Fund may purchase and sell stock index futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

  d) SHORT POSITIONS - Each Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily.

  e) RISKS OF OPTIONS, FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS AND SHORT POSITIONS - The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for written options, futures contracts and short positions.

  f) RISKS OF INVESTING IN FOREIGN SECURITIES - The Spectrum Global Perspective and the Spectrum Equity Opportunity Funds may invest in foreign securities. Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund's returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy's dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

  g) FORWARD CURRENCY CONTRACTS - The Spectrum Global Perspective and Spectrum Equity Opportunity Funds may enter into forward currency exchange contracts obligating the Funds to deliver and receive currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation and depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract is closed.

  h) FOREIGN CURRENCY TRANSLATIONS - The books and records of the Funds are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Funds do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in market prices of securities. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

  i) SWAPS - Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a "notional amount" (i.e. the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index or industry sector). The Fund's obligations are accrued daily (offset by any amounts owed to the Fund.)

In a "long" swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities or other underlying securities. The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund's custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as "unrealized gains or losses on swaps" and when cash is exchanged, the gain or loss is recorded as "realized gains or losses on swaps". Swap contracts are collateralized by the securities and cash of the Fund.

The Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security ("short" the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the value of the swap, plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

The Spectrum High Yield Plus Fund enters into credit default swaps. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a referenced entity, typically corporate issues on its obligation. The stream of payments is recorded as an unrealized gain or loss until the swap is sold or expires. The Fund may use the swaps to attempt to gain exposure to debt securities without actually purchasing those securities or to hedge a position. The Fund may purchase credit protection on the referenced entity of the credit default swap ("Buy Contract") or provide credit protection on the referenced entity of the credit default swap ("Sale Contract"). If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional amount of the swap contract ("Maximum Payout Amount"). At February 28, 2006, the Fund has Sale Credit Default Swap Contracts outstanding with Maximum Payout Amounts aggregating

$10,300,000, with net unrealized appreciation of $188,772 and terms of 5 years, as reflected in the schedule of investments. Maximum Payout Amounts could be offset by the subsequent sale, in any, of assets obtained via the execution of a payout event.

Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure to the Fund has under the swap contract. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying securities and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap contract in the event of default or bankruptcy of a swap contract counterparty.

  j) SECURITY TRANSACTIONS - Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

  k) FEDERAL INCOME TAXES - Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.

  l) INCOME AND EXPENSES - Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory fees and registration costs. Expenses that are not directly attributable to a portfolio are generally allocated among the Trust's portfolios in proportion to their respective net assets.

  m) DISTRIBUTIONS TO SHAREHOLDERS - Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

The tax character of distributions during the period ended February 28, 2006 were as follows:

                                SPECTRUM HIGH YIELD             SPECTRUM GLOBAL               SPECTRUM EQUITY
                                     PLUS FUND                 PERSPECTIVE FUND              OPPORTUNITY FUND
                            ---------------------------   ---------------------------   ---------------------------
                            PERIOD ENDED                  PERIOD ENDED                  PERIOD ENDED
                            FEBRUARY 28,   PERIOD ENDED   FEBRUARY 28,   PERIOD ENDED   FEBRUARY 28,   PERIOD ENDED
                                2006        AUGUST 31,        2006        AUGUST 31,        2006        AUGUST 31,
                            (UNAUDITED)      2005(1)      (UNAUDITED)      2005(2)      (UNAUDITED)      2005(3)
                            ------------   ------------   ------------   ------------   ------------   ------------
DISTRIBUTIONS PAID FROM:
Ordinary Income              $1,067,297      $682,519      $7,374,075      $562,410      $2,756,122       $  --
Long-term capital gain               --            --              --            --              --          --
                             ----------      --------      ----------      --------      ----------       -----
  TOTAL DISTRIBUTIONS PAID   $1,067,297      $682,519      $7,374,075      $562,410      $2,756,122       $  --
                             ==========      ========      ==========      ========      ==========       =====

(1) Commenced operations on September 1, 2004.

(2) Commenced operations on September 27, 2004.

(3) Commenced operations on October 11, 2004.

As of August 31, 2005, the components of distributable earnings on a tax basis were as follows:

                                                SPECTRUM HIGH    SPECTRUM GLOBAL    SPECTRUM EQUITY
                                               YIELD PLUS FUND   PERSPECTIVE FUND   OPPORTUNITY FUND
                                               ---------------   ----------------   ----------------
Cost basis of investments for federal income
  tax purposes                                   $32,721,684       $92,476,986        $56,595,920
                                                 -----------       -----------        -----------
Unrealized Appreciation                              420,838         3,649,510          1,144,236
Unrealized Depreciation                             (294,780)       (1,312,948)          (803,269)
Net unrealized appreciation/(depreciation)           126,058         2,336,562            340,967
                                                 -----------       -----------        -----------
Undistributed ordinary income/(loss)                 734,936         3,058,600          2,157,274
Undistributed long-term gain/(loss)                       --                --                 --
Distributable earnings                               734,936         3,058,600          2,157,274
                                                 -----------       -----------        -----------
Other accumulated gain/(loss)                    $  (351,954)      $ 5,395,162        $ 2,498,241
                                                 ===========       ===========        ===========

  N) USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CAPITAL SHARE TRANSACTIONS

The capital share transactions for the periods ended February 28, 2006 and August 31, 2006 were as follows:

                                   SPECTRUM HIGH                SPECTRUM GLOBAL               SPECTRUM EQUITY
                                  YIELD PLUS FUND              PERSPECTIVE FUND              OPPORTUNITY FUND
                            ---------------------------   ---------------------------   ---------------------------
                            PERIOD ENDED                  PERIOD ENDED                  PERIOD ENDED
                            FEBRUARY 28,   PERIOD ENDED   FEBRUARY 28,   PERIOD ENDED   FEBRUARY 28,   PERIOD ENDED
                                2006        AUGUST 31,        2006        AUGUST 31,        2006        AUGUST 31,
                            (UNAUDITED)      2005(1)      (UNAUDITED)      2005(2)      (UNAUDITED)      2005(3)
                            ------------   ------------   ------------   ------------   ------------   ------------
ADVISOR CLASS:
Shares Sold                     27,634       3,654,617     1,134,158      3,347,607        529,008      2,485,155
Shares issued to holders
  in reinvestment of
  dividends                     55,016          33,760       313,606         24,534        126,110             --
Shares redeemed               (837,183)     (2,014,356)     (299,410)      (342,182)      (449,093)      (393,845)
                              --------      ----------     ---------      ---------       --------      ---------
Total increase (decrease)
  from capital share
  transactions                (754,533)      1,674,021     1,148,354      3,029,959        206,025      2,091,310
                              ========      ==========     =========      =========       ========      =========

(1) Commenced operations on September 1, 2004.

(2) Commenced operations on September 27, 2004.

(3) Commenced operations on October 11, 2004.

4. INVESTMENT TRANSACTIONS

During the period ended February 28, 2006, the aggregate purchases and sales of investments (excluding short-term investments, swaps, forward contracts and futures contracts) were:

                                                SPECTRUM            SPECTRUM             SPECTRUM
                                             HIGH YIELD PLUS   GLOBAL PERSPECTIVE   EQUITY OPPORTUNITY
                                             ---------------   ------------------   ------------------
Purchases                                      $29,581,782        $518,904,110         $408,317,360
Sales                                           26,465,964         536,923,759          426,009,961

There were no purchases or sales of long-term U.S. Government securities.

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year any net capital losses incurred between November 1st and the end of their fiscal year. The Spectrum High Yield Plus Fund deferred on a tax-basis post-October losses of $1,204,822.

At August 31, 2005, the Spectrum High Yield Plus Fund has accumulated net realized capital loss carryovers of $314,005 expiring in 2013.

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. These differences are primarily due to net operating losses, post-October loss deferrals, swap contract adjustments, dividend reclasses and foreign currency gains/losses.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an investment advisory agreement with the Advisor. The Advisor receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. In addition, the Advisor has entered into sub-advisory agreements relating to the Spectrum High Yield Plus Fund, the Spectrum Global Perspective Fund and the Spectrum Equity Opportunity Fund (the "Sub-Advised Funds") whereby the sub-advisor will direct investment activities of the Sub-Advised Funds. The Advisor pays, out of the management fees it receives from the Sub-Advised Funds, a fee for these services. Additionally, the Advisor may waive additional fees it might otherwise normally charge the Funds. For the period ended February 28, 2006, the Advisor agreed to pay all operating expenses (excluding dividends on short positions), in excess of the annual cap on expenses presented below as applied to each Fund's daily net assets. The Advisor may recover from the Funds the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such annual cap on expenses. The annual advisory rate for each Fund is 1.00%. The annual cap on expenses for each Fund is 2.75%. For the period ended February 28, 2006, the Advisor did not pay any expenses on behalf of the Funds.

The Board of Trustees has authorized the Funds' Advisor Class Shares to pay Rule 12b-1 fees equal to 1.00% of the Advisor Class average daily net assets.

Rafferty Capital Markets, LLC (the "Distributor") serves as the principal underwriter of the Funds and acts as the Funds' distributor in a continuous public offering of the Funds' shares. The distributor is an affiliate of the Adviser. The Distributor did not retain any Rule 12b-1 fees from the Funds for the period ended February 28, 2006.

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund's maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

ADVISOR
          Rafferty Asset Management, LLC
          33 Whitehall Street, 10th Floor
          New York, NY 10004
SUB-ADVISOR
          Hundredfold Advisors, LLC
          2940 N. Lynnhaven Road
          Virginia Beach, VA 23452

ADMINISTRATOR, TRANSFER AGENT, DIVIDEND
PAYING AGENT & SHAREHOLDING SERVICING AGENT

          U.S. Bancorp Fund Services, LLC
          P.O. Box 1993
          Milwaukee, WI 53201-1993

CUSTODIAN

          U.S. Bank, N.A.
          425 Walnut Street
          Cincinnati, Ohio 45202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

          Ernst & Young LLP
          233 S. Wacker Dr.
          Chicago, IL 60606

DISTRIBUTOR

          Rafferty Capital Markets, LLC
          59 Hilton Avenue
          Garden City, NY 11530
The Fund's Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) will be available without charge by calling 1-800-851-0511 or by accessing the SEC's website at www.sec.gov.

The Funds, file complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q are available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

                                  SEMI-ANNUAL
                                     REPORT
                               February 28, 2006


                    (SPECTRUM FUNDS LOGO)
                        33 Whitehall Street, 10th Floor
                               New York, NY 10004

                                 (800) 851-0511

                             LETTER TO SHAREHOLDERS
                                 APRIL 19, 2006

Dear Shareholders,

This Semi-Annual report for the HCM Freedom Fund (the "Fund") covers the period from September 1(st), 2005 through February 28(th), 2006 (the "Semi-Annual Period").

Following lackluster returns for the earlier part of 2005, the equity markets performed better during the Semi-Annual Period. Investors assumed that the Federal Reserve was nearing the end of its cycle of raising rates. A strong macroeconomic picture, including improved corporate earnings and falling oil prices also helped the equities markets. A decline in housing prices, and a possible negative impact of consumer spending which would result from such a decline, did not occur. For the Semi-Annual Period, the S&P 500 gained 5.07% on a total return basis.

The fixed income markets, which had remained firm earlier in the year despite the Federal Reserve's tightening policy, finally began to pull back. The overnight lending rate moved from 3.25% on September 1, 2005 to 4.50% by February 28, 2006 (and continues upward since the Semi-Annual Period). Although rates on longer term instruments did not move in step with short term rates, they did begin to rise, with the yield on the 10-Year T-Note rising from 4.01% to 4.55% during the Semi-Annual Period.

For the Semi-Annual Period, the HCM Freedom Fund declined 2.39% on a total return basis. The Fund's assets were never fully invested during the Semi-Annual Period, as the manager remained cautious due to concern about the inherent risk in the market. At various points during the Semi-Annual Period, the Fund made investments in equities which exhibited good technical characteristics, meaning the stocks appeared to be in sustainable up-trends at the time of purchase. In hindsight, the trends proved to be too steep to continue and when the stocks came under selling pressure their values declined, causing the Fund small losses.

As always, we thank you for using Potomac Funds and we look forward to our mutual success.

Best regards,


                                /S/ DEXTER LYONS                /S/ MARK THOMAS
/S/ DANIEL O'NEILL              Dexter Lyons                    Mark Thomas
Daniel O'Neill                  Horizon Capital Management,     Horizon Capital Management,
President, The Potomac Funds    Inc                             Inc

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL, TOLL-FREE, 1-800-851-0511.

AN INVESTMENT IN ANY OF THE POTOMAC FUNDS IS SUBJECT TO A NUMBER OF RISKS THAT COULD AFFECT THE VALUE OF ITS SHARES. IT IS IMPORTANT THAT INVESTORS CLOSELY REVIEW AND UNDERSTAND THESE RISKS BEFORE MAKING AN INVESTMENT. INVESTORS CONSIDERING AN INVESTMENT MAY OBTAIN A PROSPECTUS BY CALLING 1-800-851-0511. INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY FOR MORE COMPLETE INFORMATION, INCLUDING CHARGES, EXPENSES, AND ADDITIONAL RISKS, BEFORE INVESTING OR SENDING MONEY.

                          EXPENSE EXAMPLE (UNAUDITED)
                               FEBRUARY 28, 2006

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the HCM Freedom Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2005 - February 28, 2006).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund's transfer agent. However, the example below does not include portfolio trading commissions and related expenses, or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that your paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expense you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as outgoing wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example Table

                                                                  HCM FREEDOM FUND
                                          -----------------------------------------------------------------
                                                                                              EXPENSES PAID
                                                    BEGINNING                 ENDING          DURING PERIOD
                                                ACCOUNT VALUE          ACCOUNT VALUE    SEPTEMBER 1, 2005 -
                                            SEPTEMBER 1, 2005      FEBRUARY 28, 2006     FEBRUARY 28, 2006*
                                          -------------------    -------------------    -------------------
Actual                                    $          1,000.00    $            976.10    $             10.19
Hypothetical (5% return before
  expenses)                                          1,000.00               1,014.48                  10.39

* Expenses are equal to the Fund's annualized expense ratio of 2.08%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

                                HCM FREEDOM FUND
                  ALLOCATION OF PORTFOLIO HOLDINGS (UNAUDITED)

                               FEBRUARY 28, 2006

Cash* (5%)                                                                        -5
U.S. Government Agency Obligations 56%                                            56
Consumer Discretionary 8%                                                          8
Energy 1%                                                                          1
Financials 11%                                                                    11
Health Care 2%                                                                     2
Industrials 20%                                                                   20
Information Technology 3%                                                          3
Materials 3%                                                                       3
Telecommunication Services 1%                                                      1

THESE PERCENTAGES IN THE GRAPHS ARE CALCULATED BASED ON NET ASSETS.

* CASH EQUIVALENTS AND OTHER ASSETS LESS LIABILITIES.

                                HCM FREEDOM FUND
                            SCHEDULE OF INVESTMENTS

                         FEBRUARY 28, 2006 (UNAUDITED)

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
COMMON STOCKS - 48.6%
Aerospace & Defense - 1.0%
     40,100   BE Aerospace, Inc.*          $   961,999
                                           -----------
Airlines - 1.0%
     30,400   Gol--Linhas Aereas
                Inteligentes SA--ADR           997,120
                                           -----------
Auto Components - 1.1%
     23,000   Keystone Automotive
                Industries, Inc.*            1,016,600
                                           -----------
Capital Markets - 6.2%
     10,000   Affiliated Managers
                Group, Inc.*                   984,300
     39,500   E*Trade Financial Corp.*       1,010,410
      6,700   Lehman Brothers Holdings,
                Inc.                           977,865
     67,000   Raymond James Financial,
                Inc.                         2,879,660
                                           -----------
                                             5,852,235
                                           -----------
Commercial Banks - 2.2%
     12,200   Royal Bank of Canada(+)        1,017,724
     11,500   Unibanco--Uniao de Bancos
                Brasileiros SA--ADR          1,011,425
                                           -----------
                                             2,029,149
                                           -----------
Computer Storage Devices - 1.0%
     39,000   Xyratex Ltd.*(+)                 986,700
                                           -----------
Construction & Engineering - 1.1%
     11,600   Jacobs Engineering Group,
                Inc.*                          994,584
                                           -----------
Construction Materials - 1.1%
     18,600   Eagle Materials, Inc.          1,006,818
                                           -----------
Distributors - 1.1%
     17,600   WESCO International,
                Inc.*                        1,008,832
                                           -----------
Electrical Equipment - 5.4%
     80,900   ABB Ltd.--ADR*                   974,845
     66,800   Encore Wire Corp.*             2,083,492
     14,500   Rockwell Automation,
                Inc.                           988,465
     21,100   Thomas & Betts Corp.*          1,038,120
                                           -----------
                                             5,084,922
                                           -----------
Financial Services - 1.0%
     14,700   Moody's Corp.                    984,900
                                           -----------

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
Health Care Providers & Services - 2.1%
     21,600   AmerisourceBergen Corp.      $   993,384
     21,100   Lifeline Systems, Inc.*        1,006,048
                                           -----------
                                             1,999,432
                                           -----------
Hotels Restaurants & Leisure - 1.1%
     19,100   Las Vegas Sands Corp. *        1,018,985
                                           -----------
Insurance - 1.6%
     11,000   China Life Insurance Co.
                Ltd.--ADR*                     500,280
     17,900   W.R. Berkley Corp.             1,036,231
                                           -----------
                                             1,536,511
                                           -----------
Internet & Catalog Retail - 1.1%
     54,000   PetMed Express, Inc.*          1,009,260
                                           -----------
Machinery - 7.4%
     13,700   Caterpillar, Inc.              1,001,196
      9,300   Cummins, Inc.                  1,007,004
     15,000   Freightcar America, Inc.       1,057,500
     16,000   Gardner Denver, Inc.*            981,760
     34,800   JLG Industries, Inc.           2,052,852
     11,500   Reliance Steel & Aluminum
                Co.                            947,485
                                           -----------
                                             7,047,797
                                           -----------
Metals & Mining - 1.7%
     22,900   AMCOL International
                Corp.                          632,269
     26,700   Cameco Corp.(+)                  991,104
                                           -----------
                                             1,623,373
                                           -----------
Oil & Gas - 1.0%
     11,000   Burlington Resources,
                Inc.                           991,980
                                           -----------
Road & Rail - 3.3%
     10,600   Canadian National Railway
                Co.(+)                       1,000,110
     43,700   Celadon Group, Inc.*           1,053,170
     22,400   Genesee & Wyoming, Inc.*       1,024,800
                                           -----------
                                             3,078,080
                                           -----------
Semiconductor & Semiconductor Equipment - 1.1%
     29,700   MEMC Electronic
                Materials, Inc.*               994,653
                                           -----------
Software - 0.8%
     16,500   NDS Group PLC--ADR*              794,475
                                           -----------

                     See notes to the financial statements.

                                HCM FREEDOM FUND
                      SCHEDULE OF INVESTMENTS (continued)
                         FEBRUARY 28, 2006 (UNAUDITED)

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
Specialty Retail - 3.2%
     56,100   Office Depot, Inc.*          $ 2,001,648
     29,100   Select Comfort Corp.*          1,063,605
                                           -----------
                                             3,065,253
                                           -----------
Trading Companies & Distributors - 1.0%
     13,800   Watsco, Inc.                     960,756
                                           -----------
Wireless Telecommunication Services - 1.0%
     26,100   Tim Participacoes SA--ADR        976,140
                                           -----------
              TOTAL COMMON STOCKS
                (Cost $46,156,547)         $46,020,554
                                           -----------
----------------------------------------------------------
FACE AMOUNT                                      VALUE
----------------------------------------------------------
SHORT-TERM INVESTMENTS - 56.6%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 56.0%
$53,006,000   Federal Home Loan Bank
                Discount Note, 2.65%,
                03/01/2006
                (Cost $53,006,000)         $53,006,000
                                           -----------
----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
MONEY MARKET FUND - 0.6%
    541,006   Fidelity Institutional
                Money Market Portfolio
                (Cost $541,006)            $   541,006
                                           -----------
              TOTAL SHORT-TERM
                INVESTMENTS (Cost
                $53,547,006)               $53,547,006
                                           -----------
              TOTAL INVESTMENTS
                (Cost $99,703,553) -
                105.2%                     $99,567,560
              Liabilities in Excess of
                Other Assets--(5.2)%        (4,904,410)
                                           -----------
              TOTAL NET ASSETS - 100.0%    $94,663,150
                                           ===========

Percentages are calculated as a percent of net assets.

ADR  American Depository Receipt
  *  Non-income producing security.
(+)  Foreign security trading on U.S. exchange.

                     See notes to the financial statements.

                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                               FEBRUARY 28, 2006

                                                               HCM FREEDOM
                                                                   FUND
                                                               ------------
ASSETS:
Investments, at market value (Note 2).......................   $ 99,567,560
Cash........................................................         55,560
Receivable for Fund shares sold.............................          8,000
Dividends and interest receivable...........................          1,206
Other assets................................................         11,499
                                                               ------------
    Total Assets............................................     99,643,825
                                                               ------------
LIABILITIES:
Payable for investments purchased...........................      4,815,392
Payable to Investment Advisor...............................         14,961
Accrued expenses and other liabilities......................        150,322
                                                               ------------
    Total Liabilities.......................................      4,980,675
                                                               ------------
NET ASSETS..................................................   $ 94,663,150
                                                               ============
NET ASSETS CONSIST OF:
Capital stock...............................................   $106,198,795
Accumulated undistributed net investment income (loss)......      1,287,595
Accumulated undistributed net realized gain (loss) on
  investments sold, futures and swaps.......................    (12,687,247)
Net unrealized appreciation (depreciation) on investments...       (135,993)
                                                               ------------
    Total Net Assets........................................   $ 94,663,150
                                                               ============
CALCULATION OF NET ASSET VALUE PER SHARE - ADVISOR CLASS:
Net assets..................................................   $ 94,663,150
Shares outstanding (unlimited shares of beneficial interest
  authorized, no par value).................................      5,162,389
Net Asset Value, Redemption Price and Offering Price Per
  Share.....................................................   $      18.34
                                                               ============
Cost of Investments.........................................   $ 99,703,553
                                                               ============

                     See notes to the financial statements.

                      STATEMENT OF OPERATIONS (UNAUDITED)
                       SIX MONTHS ENDED FEBRUARY 28, 2006

                                                               HCM FREEDOM
                                                                  FUND
                                                               -----------
INVESTMENT INCOME:
Dividend income.............................................   $   387,313
Interest income.............................................     2,241,298
                                                               -----------
    Total investment income.................................     2,628,611
                                                               -----------
EXPENSES:
Investment advisory fees....................................       632,005
Distribution expenses.......................................       505,604
Administration fees.........................................        11,764
Shareholder servicing fees..................................        38,140
Fund accounting fees........................................        14,633
Custody fees................................................        19,831
Federal and state registration..............................        23,330
Professional fees...........................................        32,444
Reports to shareholders.....................................        13,730
Directors' fees and expenses................................         8,062
Other.......................................................        15,055
                                                               -----------
    Total expenses..........................................     1,314,598
                                                               -----------
NET INVESTMENT INCOME (LOSS)................................     1,314,013
                                                               -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments...............................................    (3,357,634)
  Futures...................................................      (452,902)
  Swaps.....................................................       (88,232)
                                                               -----------
                                                                (3,898,768)
                                                               -----------
Change in unrealized appreciation (depreciation) on:
  Investments...............................................      (132,006)
  Futures...................................................         1,258
                                                               -----------
                                                                  (130,748)
                                                               -----------
    Net realized and unrealized gain (loss) on
     investments............................................    (4,029,516)
                                                               -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................   $(2,715,503)
                                                               ===========

                     See notes to the financial statements.

                      STATEMENTS OF CHANGES IN NET ASSETS
                               FEBRUARY 28, 2006

                                                                         HCM FREEDOM FUND
                                                              ---------------------------------------
                                                              Six Months Ended
                                                              February 28, 2006   December 7, 2004(1)
                                                                 (Unaudited)      to August 31, 2005
                                                              -----------------   -------------------
OPERATIONS:
Net investment income (loss)................................    $  1,314,013         $    797,082
Net realized gain (loss) on investments.....................      (3,898,768)          (8,807,115)
Change in net unrealized appreciation (depreciation) on
  investments...............................................        (130,748)              (5,245)
                                                                ------------         ------------
    Net increase (decrease) in net assets resulting from
      operations............................................      (2,715,503)          (8,015,278)
                                                                ------------         ------------
DISTRIBUTIONS TO SHAREHOLDERS - ADVISOR CLASS:
Net investment income.......................................        (804,864)                  --
Net realized gains..........................................              --                   --
                                                                ------------         ------------
    Total distributions.....................................        (804,864)                  --
                                                                ------------         ------------
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS:
Proceeds from shares sold...................................       4,754,281          175,849,854
Proceeds from shares issued to holders in reinvestment of
  dividends.................................................         804,864                   --
Cost of shares redeemed.....................................     (48,162,034)         (27,048,170)
                                                                ------------         ------------
    Net increase (decrease) in net assets resulting from
      capital share transactions............................     (42,602,889)         148,801,684
                                                                ------------         ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................     (46,123,256)         140,786,406
                                                                ------------         ------------
NET ASSETS:
Beginning of period.........................................     140,786,406                   --
                                                                ------------         ------------
End of period...............................................    $ 94,663,150         $140,786,406
                                                                ============         ============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END
  OF PERIOD.................................................    $  1,287,595         $    778,446
                                                                ------------         ------------

(1) Commencement of operations.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                                                         HCM FREEDOM FUND
                                                              ---------------------------------------
                                                                           ADVISOR CLASS
                                                              ---------------------------------------
                                                              Six Months Ended
                                                              February 28, 2006   December 7, 2004(1)
                                                                 (Unaudited)      to August 31, 2005
                                                              -----------------   -------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD........................     $     18.91          $      20.00
                                                                 -----------          ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4).............................            0.20                  0.11
Net realized and unrealized gain (loss) on investments(6)...           (0.65)                (1.20)
                                                                 -----------          ------------
    Total from investment operations........................           (0.45)                (1.09)
                                                                 -----------          ------------
LESS DISTRIBUTIONS:
Dividends from net investment income........................           (0.12)                   --
Distributions from realized gains...........................              --                    --
                                                                 -----------          ------------
    Total distributions.....................................           (0.12)                   --
                                                                 -----------          ------------
NET ASSET VALUE, END OF PERIOD..............................     $     18.34          $      18.91
                                                                 ===========          ============
TOTAL RETURN(7).............................................           (2.39%)(2)            (5.45%)(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period...................................     $94,663,150          $140,786,406
Ratio of net expenses to average net assets excluding short
  dividends:
Before expense reimbursement................................            2.08%(3)              2.30%(3)
After expense reimbursement.................................            2.08%(3)              2.10%(3)
Ratio of net expenses to average net assets including short
  dividends:
Before expense reimbursement................................            2.08%(3)              2.31%(3)
After expense reimbursement.................................            2.08%(3)              2.11%(3)
Ratio of net investment income (loss) to average net assets
  including short dividends:
Before expense reimbursement................................            2.09%(3)              0.62%(3)
After expense reimbursement.................................            2.09%(3)              0.82%(3,8)
Portfolio turnover rate(5)..................................           1,236%                2,215%

(1) Commencement of operations.

(2) Not annualized.

(3) Annualized.

(4) Net investment income (loss) per share represents net investment income
    (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.

(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

(7) All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

(8) Net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the period ended August 31, 2005 was 0.83%.

                     See notes to the financial statements.

                                HCM FREEDOM FUND
                       NOTES TO THE FINANCIAL STATEMENTS

                         FEBRUARY 28, 2006 (UNAUDITED)

1. ORGANIZATION

Potomac Funds (the "Trust") was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 25 series of which one fund is included in this report, the HCM Freedom Fund (the "Fund"). The Fund is a "non-diversified" series of the Trust pursuant to the 1940 Act. The HCM Freedom Fund commenced operations on December 7, 2004.

The objective of the HCM Freedom Fund is to seek long-term capital appreciation with lower volatility than the overall market by investing in equity securities of domestic issuers, equity securities of foreign issuers, whether directly or indirectly through sponsored or unsponsored American Depository Receipts (ADRs), exchange traded funds (ETFs), other investment companies and foreign currencies. The Fund may also invest in fixed income securities directly or indirectly through ETFs, other investment companies and derivative instruments.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

  a) INVESTMENT VALUATION - Equity securities, over-the-counter ("OTC") securities, swap agreements, options, futures and options on futures are valued at their last sales prices, or if not available, the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price ("NOCP"). Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the "amortized" cost method. Other debt securities are valued by using the closing bid and asked prices provided by the Fund's pricing service or, if such prices are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Fund's pricing service does not provide a valuation for such securities, the Fund's pricing service provides a valuation that in the judgment of Rafferty Asset Management, LLC (the "Adviser") does not represent fair value, or the Fund or the Adviser believes the market price is stale will be valued at fair value as determined by the Adviser under the supervision of the Board of Trustees.

  b) REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government securities. In connection with transactions in repurchase agreements, it is the Trust's policy that the Fund receive, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

  c) STOCK INDEX FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS - The Fund may purchase and sell stock index futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

  d) SHORT POSITIONS - The Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short positions may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily.

  e) RISKS OF OPTIONS, FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS AND SHORT POSITIONS - The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Fund designates cash, cash equivalents and liquid securities as collateral for written options, futures contracts and short positions.

  f) SWAP CONTRACTS - The Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a "notional amount" (i.e. the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index or industry sector). The Fund's obligations are accrued daily (offset by any amounts owed to the Fund.)

In a "long" swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities or other underlying securities. The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund's custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as "unrealized gains or losses on swaps" and when cash is exchanged, the gain or loss is recorded as "realized gains or losses on swaps". Swap contracts are collateralized by the securities and cash of the Fund.

The Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security ("short" the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the value of the swap, plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure the Fund has under the swap contract. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying securities and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap contract in the event of default or bankruptcy of a swap contract counterparty.

  g) SECURITY TRANSACTIONS - Investment transactions are recorded on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

  h) FEDERAL INCOME TAXES - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.

  i) INCOME AND EXPENSES - Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Fund is charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust's series in proportion to their respective net assets.

  j) DISTRIBUTIONS TO SHAREHOLDERS - The Fund generally pays dividends from substantially all of its net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. The Fund also may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

The tax character of distributions during the periods ended February 28, 2006 and August 31, 2005 were as follows:

                                                          SIX MONTHS ENDED
                                                          FEBRUARY 28, 2006   DECEMBER 7, 2004 TO
                                                             (UNAUDITED)      AUGUST 31, 2005(1)
                                                          -----------------   -------------------
Distributions paid from:
Ordinary Income                                               $804,864                $--
Long-Term capital gain                                              --                 --
                                                              --------                ---
  Total distributions paid                                    $804,864                $--
                                                              ========                ===

(1) Commenced operations on December 7, 2004.

As of August 31, 2005, the components of distributable earnings of the Fund on a tax basis were as follows:

Cost basis of investments for federal income tax purposes       $140,546,273
                                                                ------------
Unrealized Appreciation                                                   --
Unrealized Depreciation                                               (3,987)
                                                                ------------
Net unrealized appreciation/(depreciation)                            (3,987)
                                                                ------------
Undistributed ordinary income/(loss)                                 778,446
Undistributed long-term gain/(loss)                                       --
                                                                ------------
Distributable earnings                                               778,446
                                                                ------------
Other accumulated gain/(loss)                                     (8,789,737)
                                                                ------------
Total accumulated gain/(loss)                                   $ (8,015,278)
                                                                ============

  k) USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CAPITAL SHARE TRANSACTIONS

The capital share transactions for the Advisor Class during the periods ended August 31, 2005 and February 28, 2006 were as follows:

                                                             SIX MONTHS ENDED
                                                             FEBRUARY 28, 2006      PERIOD ENDED
                                                                (UNAUDITED)      AUGUST 31, 2005(1)
                                                             -----------------   ------------------
ADVISOR CLASS:
Shares Sold                                                        252,950            8,858,450
Shares issued to holders in reinvestment of dividends               43,133
Shares redeemed                                                 (2,579,562)          (1,412,582)
                                                                ----------           ----------
Total increase (decrease) from capital share transactions       (2,283,479)           7,445,868
                                                                ==========           ==========

(1) Commenced operations December 7, 2004.

4. INVESTMENT TRANSACTIONS

During the six months ended February 28, 2006, the aggregate purchases and sales of investments (excluding short-term investments, swaps, and futures contracts) were:

Purchases                                                         $308,023,439
Sales                                                              258,510,881

There were no purchases or sales of long-term U.S. Government securities during the six months ended February 28, 2006.

Transactions in futures contracts for the six months ended February 28, 2006, for the Fund were as follows:

                                                               NUMBER OF       AGGREGATE FACE
                                                               CONTRACTS     VALUE OF CONTRACTS
                                                              ------------   ------------------
Contracts opened                                                   589          $ 34,965,893
Contracts closed                                                  (589)          (34,965,893)
                                                                  ----          ------------
Outstanding at end of year                                          --          $         --
                                                                  ====          ============

Transactions in short futures contracts for the six months ended February 28, 2006, for the Fund were as follows:

                                                               NUMBER OF       AGGREGATE FACE
                                                               CONTRACTS     VALUE OF CONTRACTS
                                                              ------------   ------------------
Outstanding at beginning of year                                    24          $  8,005,142
Contracts opened                                                   389            86,053,479
Contracts closed                                                  (413)          (94,058,621)
                                                                  ----          ------------
Outstanding at end of year                                          --          $         --
                                                                  ====          ============

In order to meet certain excise tax distribution requirements, the Fund is required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Fund is permitted for tax purposes to defer into its next fiscal year any net capital losses incurred between November 1st and the end of its fiscal year.

At August 31, 2005, the Fund deferred post-October losses of $8,789,737.

At August 31, 2005, there were no capital loss carryovers.

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. U.S. generally accepted accounting principles requires permanent differences between financial reporting and tax reporting to be reclassified between various components of net assets. Differences are primarily due to net operating losses and security transactions in real estate investment trusts.

5.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Fund has entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, at the annual rate of 1.00% of the Fund's average daily net assets. In addition, the Adviser has entered into a sub-advisory agreement relating to the Fund whereby the sub-adviser will direct investment activities of the Fund. The Adviser pays, out of the management fees it receives from the Fund, a fee for these services. Additionally, the Adviser may waive additional fees it might otherwise normally charge the Fund. For the six months ended February 28, 2006, the Adviser agreed to pay all operating expenses (excluding dividends on short positions), in excess of the annual cap on expenses of 2.45% of the Fund's average daily net assets.

The Adviser may recover from the Fund the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such annual cap on expenses. For the six months ended February 28, 2006, the Adviser did not pay any expenses on behalf of the Fund.

The Board of Trustees has authorized the Fund to pay Rule 12b-1 fees up to 1.00% of the Advisor Class average daily net assets. The Fund is currently paying 0.80% of the Advisor Class average daily net assets. Rafferty Capital Markets, LLC (the "Distributor") serves as principle underwriter of the Fund, and acts as the Fund's distributor in a continuous public offering of the Fund's shares. During the six months ended February 28, 2006, the Fund paid fees of

$505,604 to the Distributor. The fee is paid to the Distributor for expenses incurred for distribution-related activities. The Distributor is an affiliate of the Adviser.

In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnification provisions pursuant to which the Fund agrees to indemnify third parties upon occurrence of specified events. The Fund's maximum exposure relating to these indemnification agreements is unknown. However, the Fund has not had prior claims or losses in connection with these provisions and believes the risk of loss is remote.

ADVISOR
          Rafferty Asset Management, LLC
          33 Whitehall St. 10th Floor
          New York, NY 10004

SUB-ADVISOR
          Horizon Capital Management, Inc.
          141 Ridgeway Drive
          Lafayette, LA 70503

ADMINISTRATOR, TRANSFER AGENT, DIVIDEND
          PAYING AGENT & SHAREHOLDING SERVICING AGENT
          U.S. Bancorp Fund Services, LLC
          P.O. Box 1993
          Milwaukee, WI 53201-1993

CUSTODIAN
          U.S. Bank, N.A.
          425 Walnut Street
          Cincinnati, Ohio 45202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
          Ernst & Young LLP
          233 S. Wacker Dr.
          Chicago, IL 60606

DISTRIBUTOR
          Rafferty Capital Markets, LLC
          59 Hilton Avenue
          Garden City, NY 11530

The Fund's Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC's website at www.sec.gov.

The Fund files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without change, upon request, by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

                                  SEMI-ANNUAL
                                     REPORT
                               February 28, 2006


                 [THE HCM FREEDOM FUND LOGO]
                          33 Whitehall St., 10th Floor
                               New York, NY 10004

                                 (800) 851-0511

                             LETTER TO SHAREHOLDERS
                                 APRIL 19, 2006

Dear Shareholders,

This Semi-Annual report for the PSI Calendar Effects Fund (the "Fund") covers the period from September 1st, 2005 through February 28th, 2006 (the "Semi-Annual Period").

Following lackluster returns for the earlier part of 2005, the equity markets performed very well during the Semi-Annual Period as investors developed a conviction that the Federal Reserve was nearing the end of its cycle of raising rates. A strong macroeconomic picture, including improved corporate earnings and falling oil prices also boosted equities. The decline in housing prices, and the expected negative impact of consumer spending which would result from such a decline, did not occur. For the Semi-Annual Period, the S&P 500 gained 5.07% on a total return basis while the NASDAQ 100 gained 5.86% and the Russell 2000 returned 9.92%.

The fixed income markets, which had remained firm earlier in the year despite the Federal Reserve's tightening policy, finally began to pull back. The overnight lending rate moved from 3.25% on September 1st, 2005 to 4.50% by February 28th, 2006. Although rates on longer term instruments did not move in step with short term rates, they did begin to rise, with the yield on the 10 Year Note rising from 4.01% to 4.55% during the Semi-Annual Period.

The PSI Calendar Effects Fund seeks to capitalize on the belief that institutional investors to provide a positive impetus to the markets during certain periods of time related to the calendar (the start and end of certain calendar and accounting periods, taxation dates, some holidays, etc.). Consistent with its investment objective, the PSI Calendar Effects Fund was in the market during approximately 30% of the Semi-Annual Period. The PSI Calendar Effects Fund returned 5.05% on a total-return basis during the period, just slightly worse than the return of the S&P 500 for the Semi-Annual Period.

As always, we thank you for using Potomac Funds and we look forward to our mutual success.

Best regards,


/S/ Daniel O'Neill                              /S/ Bill E. Sherman
Daniel O'Neill                                  Bill Sherman
President                                       Portfolio Manager
The Potomac Funds                               Portfolio Strategies, Inc.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL, TOLL-FREE, 1-800-851-0511.

AN INVESTMENT IN ANY OF THE POTOMAC FUNDS IS SUBJECT TO A NUMBER OF RISKS THAT COULD AFFECT THE VALUE OF ITS SHARES. IT IS IMPORTANT THAT INVESTORS CLOSELY REVIEW AND UNDERSTAND THESE RISKS BEFORE MAKING AN INVESTMENT. INVESTORS CONSIDERING AN INVESTMENT MAY OBTAIN A PROSPECTUS BY CALLING 1-800-851-0511. INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY FOR MORE COMPLETE INFORMATION, INCLUDING CHARGES, EXPENSES, AND ADDITIONAL RISKS, BEFORE INVESTING OR SENDING MONEY.

                          EXPENSE EXAMPLE (UNAUDITED)
                               FEBRUARY 28, 2006

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the PSI Calendar Effects Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2005 -- February 28, 2006).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund's transfer agent. However, the example below does not include portfolio trading commissions and related expenses, or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as outgoing wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                             PSI CALENDAR EFFECTS FUND
                                         -----------------------------------------------------------------
                                                                                             EXPENSES PAID
                                                   BEGINNING                 ENDING          DURING PERIOD
                                               ACCOUNT VALUE          ACCOUNT VALUE    SEPTEMBER 1, 2005 -
                                           SEPTEMBER 1, 2005      FEBRUARY 28, 2006    FEBRUARY 28, 2006 *
                                         -------------------    -------------------    -------------------
Actual                                   $          1,000.00    $          1,050.50    $              9.71
Hypothetical (5% return before
  expenses)                                         1,000.00               1,015.32                   9.54

 * Expenses are equal to the Fund's annualized expense ratio of 1.91%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

                           PSI CALENDAR EFFECTS FUND
                    ALLOCATION OF FUND HOLDINGS (UNAUDITED)

                               FEBRUARY 28, 2006

(BAR CHART)


Cash*.......................................................   1%

DIAMONDS Trust, Series I....................................  48%

iShares S&P 500 Value Index Fund............................  51%



THE PERCENTAGES IN THESE GRAPHS ARE CALCULATED BASED ON NET ASSETS.

* CASH EQUIVALENTS AND OTHER ASSETS LESS LIABILITIES

                           PSI CALENDAR EFFECTS FUND
                            SCHEDULE OF INVESTMENTS

                         FEBRUARY 28, 2006 (UNAUDITED)

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
INVESTMENT COMPANIES - 98.7%
246,300   DIAMONDS Trust, Series I         $27,078,222
426,000   iShares S&P 500 Value Index
            Fund                            28,870,020
                                           -----------
          TOTAL INVESTMENT COMPANIES
            (Cost $55,876,623)             $55,948,242
                                           -----------
SHORT-TERM INVESTMENTS - 1.1%
MONEY MARKET FUND - 1.1%
632,835   Fidelity Institutional Money
            Market Portfolio (Cost
            $632,835)                      $   632,835
                                           -----------
          TOTAL INVESTMENTS
            (Cost $56,509,458) - 99.8%     $56,581,077
          Other Assets in Excess of
            Liabilities - 0.2%                 121,750
                                           -----------
          TOTAL NET ASSETS - 100.0%        $56,702,827
                                           ===========

Percentages are calculated as a percent of net assets.

                     See notes to the financial statements.

                           PSI CALENDAR EFFECTS FUND
                    SCHEDULE OF FUTURES CONTRACTS PURCHASED

                         FEBRUARY 28, 2006 (UNAUDITED)

-----------------------------------------------------------
                                            UNREALIZED
CONTRACTS                                  DEPRECIATION
-----------------------------------------------------------
   FUTURES CONTRACTS PURCHASED
   13       Dow Jones Futures Contracts
              Expiring March 2006
              (Underlying Face Amount
              at Market Value
              $1,430,650)                    $(5,909)
                                           ================

                     See notes to the financial statements.

                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                               FEBRUARY 28, 2006

                                                              PSI CALENDAR
                                                              EFFECTS FUND
                                                              ------------
ASSETS:
Investments, at market value (Note 2).......................  $56,581,077
Receivable for Fund shares sold.............................      164,289
Deposit at broker for short sales...........................       50,700
Dividends and interest receivable...........................       50,819
Other assets................................................       14,970
                                                              -----------
    Total Assets............................................   56,861,855
                                                              -----------
LIABILITIES:
Payable for Fund shares redeemed............................       46,331
Payable to Investment Advisor...............................       40,361
Variation margin payable....................................       11,700
Accrued distribution expenses...............................       11,189
Accrued expenses and other liabilities......................       49,447
                                                              -----------
    Total Liabilities.......................................      159,028
                                                              -----------
NET ASSETS..................................................  $56,702,827
                                                              ===========
NET ASSETS CONSIST OF:
Capital stock...............................................  $53,886,506
Accumulated undistributed net investment income (loss)......        7,133
Accumulated undistributed net realized gain (loss) on
  investments sold and futures..............................    2,743,478
Net unrealized appreciation (depreciation) on investments...       65,710
                                                              -----------
    Total Net Assets........................................  $56,702,827
                                                              ===========
CALCULATION OF NET ASSET VALUE PER SHARE - INVESTOR CLASS:
Net assets..................................................  $56,702,827
Shares outstanding (unlimited shares of beneficial interest
  authorized, no par value).................................    2,715,057
Net Asset Value, Redemption Price and Offering Price Per
  Share.....................................................  $     20.88
                                                              ===========
Cost of Investments.........................................  $56,509,458
                                                              ===========

                     See notes to the financial statements.

                      STATEMENT OF OPERATIONS (UNAUDITED)
                       SIX MONTHS ENDED FEBRUARY 28, 2006

                                                                PSI CALENDAR
                                                                EFFECTS FUND
                                                              ----------------
INVESTMENT INCOME:
Dividend income.............................................     $   73,741
Interest income.............................................        800,252
                                                                 ----------
    Total investment income.................................        873,993
                                                                 ----------
EXPENSES:
Investment advisory fees....................................        386,588
Distribution expenses.......................................         77,318
Administration fees.........................................         10,836
Shareholder servicing fees..................................         18,689
Fund accounting fees........................................         13,035
Custody fees................................................          9,699
Federal and state registration..............................         25,584
Professional fees...........................................         20,749
Reports to shareholders.....................................         10,947
Directors' fees and expenses................................          3,926
Other.......................................................         13,207
                                                                 ----------
    Total expenses..........................................        590,578
                                                                 ----------
NET INVESTMENT INCOME (LOSS)................................        283,415
                                                                 ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments...............................................      2,402,538
  Futures...................................................        324,495
                                                                 ----------
                                                                  2,727,033
                                                                 ----------
Change in unrealized appreciation (depreciation) on:
  Investments...............................................         73,506
  Futures...................................................         (5,909)
                                                                 ----------
                                                                     67,597
                                                                 ----------
    Net realized and unrealized gain (loss) on
     investments............................................      2,794,630
                                                                 ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................     $3,078,045
                                                                 ==========

(1) Commencement of operations.

                     See notes to the financial statements.

                      STATEMENTS OF CHANGES IN NET ASSETS
                               FEBRUARY 28, 2006

                                                                       PSI CALENDAR EFFECTS FUND
                                                              -------------------------------------------
                                                               September 1, 2005
                                                              to February 28, 2006   April 6, 2005(1) to
                                                                  (Unaudited)          August 31, 2005
                                                              --------------------   --------------------
OPERATIONS:
Net investment income (loss)................................      $    283,415           $    166,228
Net realized gain (loss) on investments sold and futures....         2,727,033              1,813,233
Change in net unrealized appreciation (depreciation) on
  investments and futures...................................            67,597                 (1,887)
                                                                  ------------           ------------
    Net increase (decrease) in net assets resulting from
      operations............................................         3,078,045              1,977,574
                                                                  ------------           ------------
DISTRIBUTIONS TO SHAREHOLDERS -- INVESTOR CLASS:
Net investment income.......................................          (397,770)                    --
Net realized gains..........................................        (1,841,528)                    --
                                                                  ------------           ------------
    Total distributions.....................................        (2,239,298)                    --
                                                                  ------------           ------------
CAPITAL SHARE TRANSACTIONS -- INVESTOR CLASS:
Proceeds from shares sold...................................        11,722,037             84,088,444
Proceeds from shares issued to holders in reinvestment of
  dividends.................................................         2,239,298                     --
Cost of shares redeemed.....................................       (24,915,931)           (19,247,342)
                                                                  ------------           ------------
    Net increase (decrease) in net assets resulting from
      capital share transactions............................       (10,954,596)            64,841,102
                                                                  ------------           ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................       (10,115,849)            66,818,676
                                                                  ------------           ------------
NET ASSETS:
Beginning of period.........................................        66,818,676                     --
                                                                  ------------           ------------
End of period...............................................      $ 56,702,827           $ 66,818,676
                                                                  ============           ============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END
  OF PERIOD.................................................      $      7,133           $    121,488
                                                                  ------------           ------------

(1) Commencement of operations.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                                                     PSI CALENDAR EFFECTS FUND
                                                              ---------------------------------------
                                                                          INVESTOR CLASS
                                                              ---------------------------------------
                                                              Six Months Ended
                                                              February 28, 2006   April 6, 2005(1) to
                                                                 (Unaudited)        August 31, 2005
                                                              -----------------   -------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD........................     $     20.61          $     20.00
                                                                 -----------          -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4).............................            0.10                 0.05
Net realized and unrealized gain (loss) on investments(6)...            0.94                 0.56
                                                                 -----------          -----------
    Total from investment operations........................            1.04                 0.61
                                                                 -----------          -----------
LESS DISTRIBUTIONS:
Dividends from net investment income........................           (0.14)                  --
Distributions from realized gains...........................           (0.63)                  --
                                                                 -----------          -----------
    Total distributions.....................................           (0.77)                  --
                                                                 -----------          -----------
NET ASSET VALUE, END OF PERIOD..............................     $     20.88          $     20.61
                                                                 ===========          ===========
TOTAL RETURN(7).............................................            5.05%(2)             3.05%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period...................................     $56,702,827          $66,818,676
Ratio of expenses to average net assets.....................            1.91%(3)             1.90%(3)
Ratio of net investment income (loss) to average net
  assets....................................................            0.92%(3)             0.63%(3)
Portfolio turnover rate(5)..................................             705%                 500%

(1) Commencement of operations.

(2) Not annualized.

(3) Annualized.

(4) Net investment income (loss) per share represents net investment income
    (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.

(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

(7) All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

                     See notes to the financial statements.

                           PSI CALENDAR EFFECTS FUND
                       NOTES TO THE FINANCIAL STATEMENTS

                         FEBRUARY 28, 2006 (UNAUDITED)

1. ORGANIZATION

Potomac Funds (the "Trust") was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 25 series of which one fund is included in this report, the PSI Calendar Effects Fund (the "Fund"). The Fund is a "non-diversified" series of the Trust pursuant to the 1940 Act. The Fund commenced operations on April 6, 2005.

The objective of the Fund is to seek returns that equal or exceed the broad market as measured by the Standard & Poor's 500(R) Index ("S&P 500(R) Index") over a full market cycle while only seeking exposure to the securities market approximately 30% of the time. The other 70% of the time, the Fund's assets are maintained in money market instruments. Portfolio Strategies, Inc. (the "Subadvisor") aggressively manages the Fund's assets and may invest directly in equity securities, exchange traded funds ("ETFs"), other investment companies, as well as enter into long positions in stock index futures contracts, options on stock index futures contracts, swap agreements and options on securities and on stock indices.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

  A) INVESTMENT VALUATION - Equity securities, over-the-counter ("OTC") securities, swap agreements, options, futures and options on futures are valued at their last sales prices, or if not available, the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price ("NOCP"). Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the "amortized" cost method. Other debt securities are valued by using the closing bid and asked prices provided by the Fund's pricing service or, if such prices are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Fund's pricing service does not provide a valuation for such securities, the Fund's pricing service provides a valuation that in the judgment of Rafferty Asset Management, LLC (the "Adviser") does not represent fair value, or the Fund or the Adviser believes the market price is stale will be valued at fair value as determined by the Adviser under the supervision of the Board of Trustees.

  B) REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government securities. In connection with transactions in repurchase agreements, it is the Trust's policy that the Fund receive, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

  C) SWAP CONTRACTS - The Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a "notional amount" (i.e. the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index or industry sector). The Fund's obligations are accrued daily (offset by any amounts owed to the Funds).

In a "long" swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities or other underlying securities. The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund's custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as "unrealized gains or losses on swaps" and when cash is exchanged, the gain or loss is recorded as "realized gains or losses on swaps". Swap contracts are collateralized by the securities and cash of the Fund.

The Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security ("short" the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the value of the swap, plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure the Fund has under the swap contract. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying securities and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap contract in the event of default or bankruptcy of a swap contract counterparty.

  D) STOCK INDEX FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS - The Fund may purchase and sell stock index futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

  E) SHORT POSITIONS - The Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short positions may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily.

  F) RISKS OF OPTIONS, FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS AND SHORT POSITIONS - The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Fund designates cash, cash equivalents and liquid securities as collateral for written options, futures contracts and short positions.

  G) SECURITY TRANSACTIONS - Investment transactions are recorded on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

  H) FEDERAL INCOME TAXES - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.

  I) INCOME AND EXPENSES - Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Fund is charged for those expenses that are directly attributable to each portfolio, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust's series in proportion to their respective net assets.

  J) DISTRIBUTIONS TO SHAREHOLDERS - The Fund generally pays dividends from substantially all of its net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. The Fund also may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

The tax character of distributions during the periods ended February 28, 2006 and August 31, 2005 were as follows:

                                                                       PSI CALENDAR EFFECTS FUND
                                                                ----------------------------------------
                                                                SIX MONTHS ENDED
                                                                FEBRUARY 28, 2006    APRIL 6, 2005(1) TO
                                                                   (UNAUDITED)         AUGUST 31, 2005
                                                                -----------------    -------------------
Distributions paid from:
Ordinary Income                                                    $2,239,298               $  --
Long-term capital gain                                                     --                  --
                                                                   ----------               -----
Total distributions paid                                           $2,239,298               $  --
                                                                   ==========               =====

(1) Commencement of operations.

As of August 31, 2005, the components of distributable earnings on a tax basis of the Fund were as follows:

Cost basis of investments for federal income tax purposes       $66,278,252
                                                                -----------
Unrealized Appreciation                                                  --
Unrealized Depreciation                                              (1,887)
                                                                -----------
Net unrealized appreciation/(depreciation)                           (1,887)
                                                                -----------
Undistributed ordinary income/(loss)                              1,977,466
Undistributed long-term gain/(loss)                                   1,995
                                                                -----------
Distributable earnings                                            1,979,461
                                                                -----------
Other accumulated gain/(loss)                                   $        --
                                                                -----------
Total accumulated earnings/(losses)                             $ 1,977,574
                                                                ===========

  K) USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CAPITAL SHARE TRANSACTIONS

The capital share transactions for the Investor Class during the periods ended August 31, 2005 and February 28, 2006 were as follows:

                                                                SIX MONTHS ENDED
                                                                FEBRUARY 28, 2006    APRIL 6, 2005(1) TO
                                                                   (UNAUDITED)         AUGUST 31, 2005
                                                                -----------------    -------------------
Investor Class:
Shares Sold                                                           561,513             4,186,052
Shares issued to holders in reinvestment of dividends                 108,651                    --
Shares redeemed                                                    (1,197,456)             (943,703)
                                                                   ----------             ---------
Total increase (decrease) from capital share transactions            (527,292)            3,242,349
                                                                   ==========             =========

(1) Commencement of operations.

4. INVESTMENT TRANSACTIONS

During the six months ended February 28, 2006, the aggregate purchases and sales of investments (excluding short-term investments, options, swaps, forward contracts and futures contracts) were:

Purchases                                                       $327,243,346
Sales                                                            273,769,919

There were no purchases or sales of long-term U.S. Government securities during the six months ended February 28, 2006.

Transactions in futures contracts for the six months ended February 28, 2006, for the Fund were as follows:

                                                                             AGGREGATE FACE
                                                                NUMBER OF       VALUE OF
                                                                CONTRACTS      CONTRACTS
                                                                ---------    --------------
Contracts opened                                                   318        $ 38,834,271
Contracts closed                                                  (305)        (37,397,712)
                                                                  ----        ------------
Outstanding at end of year                                          13        $  1,436,559
                                                                  ====        ============

In order to meet certain excise tax distribution requirements, the Fund is required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31(st). In connection with this, the Fund is permitted for tax purposes to defer into its next fiscal year any net capital losses incurred between November 1(st) and the end of its fiscal year.

At August 31, 2005, the Fund did not defer any post-October losses.

At August 31, 2005, there were no capital loss carryovers.

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. U.S. generally accepted accounting principles requires permanent differences between financial reporting and tax reporting to be reclassified between various components of net assets. Differences are primarily due to net operating losses and security transactions in real estate investment trusts.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Fund has entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, at the annual rate of 1.25% of the Fund's average daily net assets. In addition, the Adviser has entered into a sub-advisory agreement relating to the Fund whereby the sub-adviser will direct investment activities of the Fund. The Adviser pays, out of the management fees it receives from the Fund, a fee for these services. Additionally, the Adviser may waive additional fees it might otherwise normally charge the Fund. For the six months ended February 28, 2006, the Adviser agreed to pay all operating expenses (excluding dividends on short positions), in excess of the annual cap on expenses of 2.00% of the Fund's average daily net assets. The Adviser may recover from the Fund the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such annual cap on expenses. For the six months ended February 28, 2006, the Adviser did not pay any expenses on behalf of the Fund.

The Board of Trustees has authorized the Fund to pay Rule 12b-1 fees equal to 0.25% of the Investor Class average daily net assets. Rafferty Capital Markets, LLC, (the "Distributor") serves as principal underwriter of the Fund, and acts as the Fund's distributor in a continuous public offering of the Fund's shares. There were no Rule 12b-1 fees retained by the Distributor for the six months ended February 28, 2006. The Distributor is an affiliate of the Adviser.

In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnification provisions pursuant to which the Fund agrees to indemnify third parties upon occurrence of specified events. The Fund's maximum exposure relating to these indemnification agreements is unknown. However, the Fund has not had prior claims or losses in connection with these provisions and believes the risk of loss is remote.

ADVISOR
          Rafferty Asset Management, LLC
          33 Whitehall St. 10th Floor
          New York, NY 10004

SUB-ADVISOR
          Portfolio Strategies, Inc.
          1102 Broadway Plaza
          Tacoma, WA 98402

ADMINISTRATOR, TRANSFER AGENT, DIVIDEND
          PAYING AGENT & SHAREHOLDING SERVICING AGENT
          U.S. Bancorp Fund Services, LLC
          P.O. Box 1993
          Milwaukee, WI 53201-1993

CUSTODIAN
          U.S. Bank, N.A.
          425 Walnut Street
          Cincinnati, Ohio 45202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
          Ernst & Young LLP
          233 S. Wacker Dr.
          Chicago, IL 60606

DISTRIBUTOR
          Rafferty Capital Markets, LLC
          59 Hilton Avenue
          Garden City, NY 11530

The Fund's Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.


The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC's website at www.sec.gov.

The Fund filed complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without change, upon request, by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

                                  SEMI-ANNUAL
                                     REPORT
                               February 28, 2006

                            (THE POTOMAC FUNDS LOGO)

                                  PSI CALENDAR
                                  EFFECTS FUND

                          33 Whitehall St., 10th Floor
                               New York, NY 10004

                                 (800) 851-0511

                             LETTER TO SHAREHOLDERS
                                 APRIL 19, 2006

Dear Shareholders,

This Semi-Annual report for the five Evolution Funds (collectively, the "Funds") covers the period from September 1st, 2005 through February 28th, 2006 (the "Semi-Annual Period").

Following lackluster returns for the earlier part of 2005, the equity markets performed very well during the Semi-Annual Period as investors developed a conviction that the Federal Reserve was nearing the end of its cycle of raising rates. A strong macroeconomic picture, including improved corporate earnings and falling oil prices also boosted equities. The decline in housing prices, and the expected negative impact of consumer spending which would result from such a decline, did not occur. For the Semi-Annual Period, the S&P 500 gained 5.07% on a total return basis while the NASDAQ 100 gained 5.86% and the Russell 2000 returned 9.92%.

The fixed income markets, which had remained firm earlier in the year despite the Federal Reserve's tightening policy, finally began to pull back. The overnight lending rate moved from 3.25% on September 1st, 2005 to 4.50% by February 28th, 2006. Although rates on longer term instruments did not move in step with short term rates, they did begin to rise, with the yield on the 10 Year Note rising from 4.01% to 4.55% during the Semi-Annual Period.

For the Semi-Annual period the Evolution All-Cap Fund had a total return of 15.33% due to increased exposure to energy-related issues in the last part of 2005 and increased exposure to technology in the first part of 2006. The performance was also boosted by a shift toward international investments, particularly exchange-traded funds focused on Latin America and other Emerging Markets.

The Evolution Managed Bond Fund declined 3.74% as the Lehman U. S. Aggregate Bond Index declined 0.11%. During this period, several sectors of the bond market experienced short-lived rallies only to reverse course and retreat. The Evolution Managed Bond Fund's momentum methodology chased the elusive rallies and experienced a series of small losses by buying in near the top of these moves and selling out at a lower price.

From their inception at the end of January 2006 through February 28, 2006, a period of slightly more than 1 month, the Evolution Total Return Fund declined 0.10%, the Evolution Large Cap Fund declined 0.55% and the Evolution Small Cap Fund lost 2.50%. While the S&P 500 and Russell 2000 indexes both declined during this period, the Evolution Funds experienced larger losses due to overweight positions in the technology sector and international positions.

As always, we thank you for using Potomac Funds and we look forward to our mutual success.

Best regards,

-s- Daniel O'Neill                              -s- Bruce Greig
Daniel O'Neill                                  Bruce Greig, CFA
The Potomac Funds                               Flexible Plan Investments, Inc.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL, TOLL-FREE, 1-800-851-0511.

AN INVESTMENT IN ANY OF THE POTOMAC FUNDS IS SUBJECT TO A NUMBER OF RISKS THAT COULD AFFECT THE VALUE OF ITS SHARES. IT IS IMPORTANT THAT INVESTORS CLOSELY REVIEW AND UNDERSTAND THESE RISKS BEFORE MAKING AN INVESTMENT. INVESTORS CONSIDERING AN INVESTMENT MAY OBTAIN A PROSPECTUS BY CALLING 1-800-851-0511. INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY FOR MORE COMPLETE INFORMATION, INCLUDING CHARGES, EXPENSES, AND ADDITIONAL RISKS, BEFORE INVESTING OR SENDING MONEY.

                          EXPENSE EXAMPLE (UNAUDITED)
                               FEBRUARY 28, 2006

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. The examples in this report are intended to help you understand your ongoing costs (in dollars) of investing in each mutual fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2005 - February 28, 2006).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. Although the Funds charge no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds' transfer agent. However, the example below does not include portfolio trading commissions and related expenses, or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as outgoing wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Expense Example Tables

                                                       EVOLUTION MANAGED BOND FUND (UNAUDITED)
                                           ---------------------------------------------------------------
                                                                                             EXPENSES PAID
                                                   BEGINNING                 ENDING          DURING PERIOD
                                               ACCOUNT VALUE          ACCOUNT VALUE    SEPTEMBER 1, 2005 -
                                           SEPTEMBER 1, 2005      FEBRUARY 28, 2006     FEBRUARY 28, 2006*
                                           -----------------    -------------------    -------------------
Actual                                         $1,000.00        $            962.60    $              9.00
Hypothetical (5% return before
  expenses)                                     1,000.00                   1,015.62                   9.25

* Expenses are equal to the Fund's annualized expense ratio of 1.85%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

                                                      EVOLUTION ALL-CAP EQUITY FUND (UNAUDITED)
                                           ---------------------------------------------------------------
                                                                                             EXPENSES PAID
                                                   BEGINNING                 ENDING          DURING PERIOD
                                               ACCOUNT VALUE          ACCOUNT VALUE    SEPTEMBER 1, 2005 -
                                           SEPTEMBER 1, 2005      FEBRUARY 28, 2006     FEBRUARY 28, 2006*
                                           -----------------    -------------------    -------------------
Actual                                         $1,000.00        $          1,153.30    $              9.88
Hypothetical (5% return before
  expenses)                                     1,000.00                   1,015.62                   9.25

* Expenses are equal to the Fund's annualized expense ratio of 1.85%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

                                                        EVOLUTION LARGE CAP FUND (UNAUDITED)
                                           ---------------------------------------------------------------
                                                                                             EXPENSES PAID
                                                   BEGINNING                 ENDING          DURING PERIOD
                                               ACCOUNT VALUE          ACCOUNT VALUE    SEPTEMBER 1, 2005 -
                                           SEPTEMBER 1, 2005      FEBRUARY 28, 2006      FEBRUARY 28, 2006
                                           -----------------    -------------------    -------------------
Actual                                         $1,000.00        $            994.50    $              8.65*
Hypothetical (5% return before
  expenses)                                     1,000.00                   1,016.12                   8.75**

 * Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period January 31, 2006 -- February 28, 2006, the Fund's commencement of operations date to the end of the period to reflect the Fund's actual expenses.

** Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

                                                        EVOLUTION SMALL CAP FUND (UNAUDITED)
                                           ---------------------------------------------------------------
                                                                                             EXPENSES PAID
                                                   BEGINNING                 ENDING          DURING PERIOD
                                               ACCOUNT VALUE          ACCOUNT VALUE    SEPTEMBER 1, 2005 -
                                           SEPTEMBER 1, 2005      FEBRUARY 28, 2006      FEBRUARY 28, 2006
                                           -----------------    -------------------    -------------------
Actual                                         $1,000.00        $            975.00    $              8.57*
Hypothetical (5% return before
  expenses)                                     1,000.00                   1,016.12                   5.75**

 * Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period January 27, 2006 -- February 28, 2006, the Fund's commencement of operations date to the end of the period to reflect the Fund's actual expenses.

** Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

                                                       EVOLUTION TOTAL RETURN FUND (UNAUDITED)
                                           ---------------------------------------------------------------
                                                                                             EXPENSES PAID
                                                   BEGINNING                 ENDING          DURING PERIOD
                                               ACCOUNT VALUE          ACCOUNT VALUE    SEPTEMBER 1, 2005 -
                                           SEPTEMBER 1, 2005      FEBRUARY 28, 2006      FEBRUARY 28, 2006
                                           -----------------    -------------------    -------------------
Actual                                         $1,000.00        $            999.00    $              8.67*
Hypothetical (5% return before
  expenses)                                     1,000.00                   1,016.12                   8.75**

 * Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period January 26, 2006 -- February 28, 2006, the Fund's commencement of operations date to the end of the period to reflect the Fund's actual expenses.

** Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

                          EVOLUTION MANAGED BOND FUND
                  ALLOCATION OF PORTFOLIO HOLDINGS (UNAUDITED)

                               FEBRUARY 28, 2006

(PIE CHART)

THE PERCENTAGES IN THE GRAPH ARE CALCULATED BASED ON NET ASSETS.

*  CASH EQUIVALENTS AND OTHER ASSETS LESS LIABILITIES.

** THESE INVESTMENTS CONSIST OF INVESTMENT COMPANIES THAT PRIMARILY INVEST IN
   THIS CATEGORY OF SECURITIES.

                         EVOLUTION ALL-CAP EQUITY FUND
                  ALLOCATION OF PORTFOLIO HOLDINGS (UNAUDITED)

                               FEBRUARY 28, 2006

(BAR GRAPH)

Cash* 2%                                                                          2.47
Consumer Discretionary 10%                                                        9.53
Consumer Staples 3%                                                               2.71
Energy 6%                                                                         6.52
Financials 13%                                                                   12.62
Health Care 6%                                                                    5.90
Industrials 7%                                                                    7.14
Information Technology 16%                                                       15.77
Materials 10%                                                                    10.12
Telecommunication Services 3%                                                     3.45
Utilities 3%                                                                      2.77
Foreign Securities** 21%                                                         21.00

THE PERCENTAGES IN THESE GRAPHS ARE CALCULATED BASED ON NET ASSETS.

*  CASH EQUIVALENTS AND OTHER ASSETS LESS LIABILITIES.

** THESE INVESTMENTS CONSIST OF INVESTMENT COMPANIES THAT PRIMARILY INVEST IN
   THIS CATEGORY OF SECURITIES.

                            EVOLUTION LARGE CAP FUND
                  ALLOCATION OF PORTFOLIO HOLDINGS (UNAUDITED)

                               FEBRUARY 28, 2006

(BAR GRAPH)

Cash* 1%                                                                          0.21
Consumer Discretionary 7%                                                         7.34
Consumer Staples 3%                                                               3.08
Energy 8%                                                                         7.75
Financials 12%                                                                   11.79
Health Care 6%                                                                    5.99
Industrials 5%                                                                    5.76
Information Technology 21%                                                       21.30
Materials 11%                                                                    11.06
Telecommunication Services 5%                                                     5.01
Utilities 6%                                                                      5.98
Diamond Trust 3%                                                                  3.01
Common Stock Indices** 9%                                                         9.00
Foreign Securities** 3%                                                           2.72

THE PERCENTAGES IN THE GRAPH ARE CALCULATED BASED ON NET ASSETS.

*  CASH EQUIVALENTS AND OTHER ASSETS LESS LIABILITIES.

** THESE INVESTMENTS CONSIST OF INVESTMENT COMPANIES THAT PRIMARILY INVEST IN
   THIS CATEGORY OF SECURITIES.

                            EVOLUTION SMALL CAP FUND
                  ALLOCATION OF PORTFOLIO HOLDINGS (UNAUDITED)

                               FEBRUARY 28, 2006

(BAR GRAPH)

Cash* 7%                                                                          7.13
Consumer Discretionary 16%                                                       16.38
Consumer Staples 3%                                                               3.44
Energy 4%                                                                         3.47
Financials 11%                                                                   10.91
Health Care 8%                                                                    7.57
Industrials 19%                                                                  19.14
Information Technology 19%                                                       18.94
Materials 5%                                                                      4.90
Telecommunication Services 1%                                                     0.81
Utilities 1%                                                                      1.32
Common Stock Indices** 6%                                                         5.99

THE PERCENTAGES IN THE GRAPH ARE CALCULATED BASED ON NET ASSETS.

*  CASH EQUIVALENTS AND OTHER ASSETS LESS LIABILITIES.

** THESE INVESTMENTS CONSIST OF INVESTMENT COMPANIES THAT PRIMARILY INVEST IN
   THIS CATEGORY OF SECURITIES.

                          EVOLUTION TOTAL RETURN FUND
                  ALLOCATION OF PORTFOLIO HOLDINGS (UNAUDITED)

                               FEBRUARY 28, 2006

(BAR GRAPH)

Cash* 4%                                                                          4.23
Consumer Discretionary 10%                                                        9.96
Consumer Staples 6%                                                               5.60
Energy 2%                                                                         2.12
Financials 16%                                                                   15.53
Health Care 2%                                                                    1.85
Industrials 15%                                                                  15.34
Information Technology 1%                                                         1.35
Materials 11%                                                                    11.13
Telecommunication Services 4%                                                     3.48
Utilities 4%                                                                      3.99
Treasury Securities** 10%                                                         9.92
Corporate Bonds** 4%                                                              4.43
Dividend Security Indices** 9%                                                    8.64
Foreign Securities** 2%                                                           2.43

THE PERCENTAGES IN THE GRAPH ARE CALCULATED BASED ON NET ASSETS.

*  CASH EQUIVALENTS AND OTHER ASSETS LESS LIABILITIES.

** THESE INVESTMENTS CONSIST OF INVESTMENT COMPANIES THAT PRIMARILY INVEST IN
   THIS CATEGORY OF SECURITIES.

                          EVOLUTION MANAGED BOND FUND
                            SCHEDULE OF INVESTMENTS

                         FEBRUARY 28, 2006 (UNAUDITED)

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
INVESTMENT COMPANIES - 42.8%
     17,932   Alliance World Dollar
                Government Fund II         $   235,985
     14,197   Evergreen Managed Income
                Fund                           235,528
     37,255   Franklin Universal Trust         233,216
     37,195   High Income Opportunity
                Fund                           235,072
     43,693   iShares GS $ InvesTop
                Corporate Bond Fund          4,699,182
     27,391   iShares Lehman 1-3 Year
                Treasury Bond Fund           2,194,293
     30,261   iShares Lehman 7-10 Year
                Treasury Bond Fund           2,510,150
     62,410   iShares Lehman Aggregate
                Bond Fund                    6,270,333
     36,655   iShares Lehman Treasury
                Inflation Protected
                Securities Fund              3,769,967
     10,270   John Hancock Preferred
                Income Fund II                 236,005
     38,291   Managed High Income
                Portfolio                      235,873
     27,492   MFS Charter Income Trust         235,057
     36,180   MFS Government Markets
                Income Trust                   234,085
     37,554   MFS Intermediate Income
                Trust                          234,337
     38,480   MFS Multimarket Income
                Trust                          235,113
     15,362   Neuberger Berman Income
                Opportunity Fund               235,039
     18,612   Nuveen Preferred and
                Convertible Income Fund
                2                              234,325
     38,104   Putnam Master
                Intermediate Income
                Trust                          233,577
     38,057   Putnam Premier Income
                Trust                          235,192
     13,002   Salomon Brothers Emerging
                Markets Debt Fund              235,206
     18,066   Salomon Brothers Global
                High Income Fund               233,413
     14,019   Salomon Brothers
                Inflation Management
                Fund                           235,659

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
     13,780   Salomon Brothers Variable
                Rate Strategic Fund        $   235,362
     19,715   Western Asset/Claymore US
                Treasury Inflation
                Protected Securities
                Fund                           234,214
     19,777   Western Asset/Claymore US
                Treasury Inflation
                Protected Securities
                Fund 2                         233,962
                                           -----------
              TOTAL INVESTMENT
                COMPANIES
                (Cost $24,077,964)         $24,140,145
                                           -----------
----------------------------------------------------------
FACE
AMOUNT                                           VALUE
----------------------------------------------------------
SHORT-TERM INVESTMENTS - 53.7%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 53.2%
$29,999,500   Federal Home Loan Bank
                Discount Note, 2.65%,
                03/01/2006
                (Cost $29,999,500)         $29,999,500
                                           -----------
----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
MONEY MARKET FUND - 0.5%
    306,880   Fidelity Institutional
                Money Market Portfolio
                (Cost $306,880)            $   306,880
                                           -----------
              TOTAL SHORT-TERM INVESTMENTS
                (Cost $30,306,380)         $30,306,380
                                           -----------
              TOTAL INVESTMENTS
                (Cost $54,384,344) -
                96.5%                      $54,446,525
              Other Assets in Excess of
                Liabilities - 3.5%           1,959,665
                                           -----------
              TOTAL NET ASSETS - 100.0%    $56,406,190
                                           ===========

Percentages are calculated as a percent of net assets.

                     See notes to the financial statements.

                          EVOLUTION MANAGED BOND FUND
                    SCHEDULE OF SHORT EQUITY SWAP CONTRACTS

                         FEBRUARY 28, 2006 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
                                                                 # OF      NOTIONAL     TERMINATION     UNREALIZED
COUNTERPARTY                     REFERENCE ENTITY              CONTRACTS   AMOUNT          DATE        APPRECIATION
-------------------------------------------------------------------------------------------------------------------
Goldman Sachs & Co.     iShares Lehman 20+ Year Treasury
                          Bond                                  54,950     $5,020,491   03/01/2007        $2,457
                                                                                                          ======

                     See notes to the financial statements.

                         EVOLUTION ALL-CAP EQUITY FUND
                            SCHEDULE OF INVESTMENTS

                         FEBRUARY 28, 2006 (UNAUDITED)

--------------------------------------------------------
SHARES                                         VALUE
--------------------------------------------------------
COMMON STOCKS - 77.8%
Aerospace & Defense - 0.7%
     3,864   AAR Corp. *                $     97,798
     3,069   DRS Technologies, Inc.          161,951
     4,628   Kaman Corp.                     105,102
     8,456   Mercury Computer Systems,
               Inc. *                        145,781
     3,206   Northrop Grumman Corp.          205,505
                                        ------------
                                             716,137
                                        ------------
Air Freight & Logistics - 0.1%
       602   Expeditors International
               of Washington, Inc.            46,829
       598   United Parcel Service,
               Inc. - Class B                 44,677
                                        ------------
                                              91,506
                                        ------------
Airlines - 0.6%
    18,362   Gol-Linhas Aereas
               Inteligentes SA ADR           602,274
                                        ------------
Auto Components - 0.2%
     7,343   Modine Manufacturing Co.        205,971
                                        ------------
Automobiles - 0.6%
    21,974   Ford Motor Co.                  175,133
     8,612   General Motors Corp.            174,910
       986   Harley-Davidson, Inc.            51,775
     1,522   Honda Motor Co. Ltd. ADR         44,716
     3,852   Thor Industries, Inc.           181,814
                                        ------------
                                             628,348
                                        ------------
Beverages - 1.0%
       657   Brown-Forman Corp.- Class
               B                              46,226
    21,477   Coca-Cola Femsa SA de CV
               ADR                           656,767
       670   Diageo PLC ADR                   41,339
     1,268   Hansen Natural Corp. *          118,355
     4,702   MGP Ingredients, Inc.            62,678
     1,525   PepsiAmericas, Inc.              36,478
       832   PepsiCo, Inc.                    49,179
                                        ------------
                                           1,011,022
                                        ------------
Biotechnology - 0.5%
     1,524   Cephalon, Inc. *                121,127
     1,958   Gilead Sciences, Inc. *         121,925

--------------------------------------------------------
SHARES                                         VALUE
--------------------------------------------------------
Biotechnology - 0.5%(Continued)
    19,988   Millennium
               Pharmaceuticals, Inc. *  $    209,474
     1,916   Techne Corp. *                  113,945
                                        ------------
                                             566,471
                                        ------------
Capital Markets - 1.6%
     1,015   The Bear Stearns
               Companies, Inc.               136,457
     4,593   The Charles Schwab Corp.         74,452
    11,249   Credit Suisse Group ADR         622,070
     4,767   E*Trade Financial Corp. *       121,940
     1,900   Federated Investors, Inc.        73,891
     9,655   Investment Technology
               Group, Inc. *                 439,109
       926   Lehman Brothers Holdings,
               Inc.                          135,150
     2,708   Raymond James Financial,
               Inc.                          116,390
                                        ------------
                                           1,719,459
                                        ------------
Chemicals - 1.3%
       803   Akzo Nobel NV ADR                40,640
     5,611   Cabot Corp.                     207,719
     4,065   The Dow Chemical Co.            174,917
     4,396   EI Du Pont de Nemours &
               Co.                           176,895
     5,632   Headwaters, Inc. *              209,060
     1,222   International Flavors &
               Fragrances, Inc.               42,318
     8,125   Lyondell Chemical Co.           169,975
     2,997   PPG Industries, Inc.            181,708
     1,008   Rohm & Haas Co.                  50,148
     1,538   The Scotts Miracle-Gro
               Co. - Class A                  73,655
       743   Sigma-Aldrich Corp.              47,856
                                        ------------
                                           1,374,891
                                        ------------
Cold-rolled Steel Sheet, Strip, And Bars - 0.1%
     2,391   Gibraltar Industries,
               Inc.                           60,994
                                        ------------

Commercial Banks - 5.9%
     1,387   ABN AMRO Holding NV ADR          40,389
     2,012   Banco Bilbao Vizcaya
               Argentaria SA ADR              40,864
    15,908   Banco Bradesco SA ADR           659,546
    19,799   Banco Itau Holding
               Financeira SA ADR             647,032

                     See notes to the financial statements.

                         EVOLUTION ALL-CAP EQUITY FUND
                      SCHEDULE OF INVESTMENTS (continued)
                         FEBRUARY 28, 2006 (UNAUDITED)

--------------------------------------------------------
SHARES                                         VALUE
--------------------------------------------------------
Commercial Banks - 5.9% (Continued)
     2,812   Banco Santander Central
               Hispano SA ADR           $     41,111
    19,041   BanColombia SA ADR              624,735
     3,910   Bank of America Corp.           179,274
       879   Barclays PLC ADR                 41,199
     4,472   BB&T Corp.                      176,778
     4,418   Fifth Third Bancorp             170,756
     4,164   First BanCorp Puerto Rico        52,716
       478   HSBC Holdings PLC ADR            40,960
     4,787   KeyCorp                         178,412
     8,123   Kookmin Bank ADR *              615,317
     1,043   Lloyds TSB Group PLC ADR         40,833
       440   M&T Bank Corp.                   49,456
     1,173   Marshall & Ilsley Corp.          51,612
     6,535   National City Corp.             227,418
     2,831   North Fork
               Bancorporation, Inc.           72,304
     5,021   Regions Financial Corp.         174,630
     2,039   The South Financial
               Group, Inc.                    53,646
     2,375   SunTrust Banks, Inc.            171,879
     1,643   Texas Regional
               Bancshares,
               Inc. - Class A                 50,736
    14,538   Unibanco - Uniao de
               Bancos Brasileiros SA
               ADR                         1,278,617
     5,790   US Bancorp                      178,969
     3,045   Wachovia Corp.                  170,733
     3,616   Wells Fargo & Co.               232,147
                                        ------------
                                           6,262,069
                                        ------------
Commercial Services & Supplies - 1.5%
    17,351   Central Parking Corp.           282,821
       472   The Corporate Executive
               Board Co.                      47,200
       725   ITT Educational Services,
               Inc. *                         44,950
     2,776   Kelly Services,
               Inc. - Class A                 74,924
     2,576   Labor Ready, Inc. *              63,292
     2,429   Monster Worldwide, Inc. *       118,924
     8,332   On Assignment, Inc. *            92,402
       951   Republic Services, Inc.          36,965
     3,238   Robert Half
               International, Inc.           116,309
     2,083   Rollins, Inc.                    40,348
     5,274   RR Donnelley & Sons Co.         177,523

--------------------------------------------------------
SHARES                                         VALUE
--------------------------------------------------------
Commercial Services & Supplies - 1.5% (Continued)
     3,052   SOURCECORP, Inc. *         $     78,131
    11,378   Spherion Corp. *                113,553
       734   Stericycle, Inc. *               44,370
     2,359   United Stationers, Inc. *       116,771
     4,904   Volt Information
               Sciences, Inc. *              117,353
                                        ------------
                                           1,565,836
                                        ------------
Communications Equipment - 1.5%
    15,491   Andrew Corp. *                  210,058
     2,347   Belden CDT, Inc.                 60,506
     4,319   Black Box Corp.                 206,362
     4,695   Comtech
               Telecommunications
               Corp. *                       147,094
    36,095   Nokia OYJ ADR                   670,645
     4,211   Plantronics, Inc.               145,532
     3,064   QUALCOMM, Inc.                  144,652
     1,281   Telefonaktiebolaget LM
               Ericsson ADR                   43,682
                                        ------------
                                           1,628,531
                                        ------------
Computers & Peripherals - 0.9%
    18,707   Adaptec, Inc. *                 117,106
     1,701   Apple Computer, Inc. *          116,587
     1,286   Dell, Inc. *                     37,294
     1,310   Diebold, Inc.                    52,400
       923   International Business
               Machines Corp.                 74,061
     6,111   Komag, Inc. *                   286,239
       775   Lexmark International,
               Inc. - Class A *               36,495
       932   QLogic Corp. *                   38,342
     6,007   Synaptics, Inc. *               141,104
     4,435   Western Digital Corp. *          98,679
                                        ------------
                                             998,307
                                        ------------
Construction & Engineering - 0.5%
     2,412   EMCOR Group, Inc. *             105,139
     1,377   Fluor Corp.                     118,835
     1,371   Jacobs Engineering Group,
               Inc. *                        117,550
    13,758   Quanta Services, Inc. *         188,347
                                        ------------
                                             529,871
                                        ------------

                     See notes to the financial statements.

                         EVOLUTION ALL-CAP EQUITY FUND
                      SCHEDULE OF INVESTMENTS (continued)
                         FEBRUARY 28, 2006 (UNAUDITED)

--------------------------------------------------------
SHARES                                         VALUE
--------------------------------------------------------
Construction Materials - 1.3%
    19,740   Cemex S.A. de C.V. ADR     $  1,219,142
     1,970   Florida Rock Industries,
               Inc.                          113,492
     1,540   Lafarge SA ADR                   40,440
                                        ------------
                                           1,373,074
                                        ------------
Consumer Finance - 0.3%
     2,729   Ezcorp, Inc. *                   59,028
    27,642   Rewards Network, Inc. *         217,543
                                        ------------
                                             276,571
                                        ------------
Containers & Packaging - 0.1%
       945   AptarGroup, Inc.                 50,132
       884   Ball Corp.                       37,659
       872   Temple-Inland, Inc.              37,208
                                        ------------
                                             124,999
                                        ------------
Distributors - 0.3%
     7,582   Brightpoint, Inc. *             214,495
     1,293   Building Material Holding
               Corp.                          87,019
                                        ------------
                                             301,514
                                        ------------
Electric Utilities - 2.0%
     6,033   Black Hills Corp.               208,561
    12,383   Companhia Energetica de
               Minas Gerais ADR              643,421
    54,771   Companhia Paranaense de
               Energia-Copel ADR             599,742
     2,602   Great Plains Energy, Inc.        73,897
    28,502   Korea Electric Power
               Corp. ADR *                   633,029
                                        ------------
                                           2,158,650
                                        ------------
Electrical Equipment - 1.0%
    50,338   ABB Ltd. ADR *                  606,573
     2,053   Encore Wire Corp. *              64,033
     1,852   Regal-Beloit Corp.               74,524
     1,752   Rockwell Automation, Inc.       119,434
     2,468   Thomas & Betts Corp. *          121,426
     3,918   Woodward Governor Co.           125,964
                                        ------------
                                           1,111,954
                                        ------------
Electronic Equipment & Instruments - 2.5%
    16,744   Aeroflex, Inc. *                217,672
     1,824   Benchmark Electronics,
               Inc. *                         64,241
     5,274   CTS Corp.                        65,134
       842   Dionex Corp. *                   46,200

--------------------------------------------------------
SHARES                                         VALUE
--------------------------------------------------------
Electronic Equipment & Instruments - 2.5% (Continued)
    17,413   Electro Scientific
               Industries, Inc. *       $    434,628
     5,659   Flir Systems, Inc. *            146,229
     3,111   Ingram Micro, Inc.- Class
               A *                            61,536
     1,992   LG.Philips LCD Company
               Ltd. ADR *                     44,183
    37,426   Methode Electronics, Inc.       459,217
    11,374   Newport Corp. *                 201,775
    15,277   Park Electrochemical
               Corp.                         441,047
    13,571   Planar Systems, Inc. *          210,893
     9,161   Plexus Corp. *                  307,443
                                        ------------
                                           2,700,198
                                        ------------
Energy Equipment & Services - 1.2%
     2,998   Cooper Cameron Corp. *          121,419
     6,300   Hydril *                        424,242
     2,567   Maverick Tube Corp. *           119,442
    13,643   NS Group, Inc. *                556,498
       292   Tenaris SA ADR                   46,764
                                        ------------
                                           1,268,365
                                        ------------
Financial Services - 1.8%
     4,896   Citigroup, Inc.                 227,027
    33,398   ING Groep NV ADR              1,255,431
     7,294   JPMorgan Chase & Co.            300,075
     1,780   Moody's Corp.                   119,260
                                        ------------
                                           1,901,793
                                        ------------
Food & Staples Retailing - 0.5%
     6,500   BJ's Wholesale Club, Inc.
               *                             205,790
     3,140   Great Atlantic & Pacific
               Tea Co. *                     101,296
     6,914   Performance Food Group
               Co. *                         203,064
     1,694   Sysco Corp.                      50,973
                                        ------------
                                             561,123
                                        ------------
Food Products - 0.7%
     8,683   ConAgra Foods, Inc.             182,603
     4,824   H.J. Heinz Co.                  182,685
     1,304   Hormel Foods Corp.               44,897
     5,628   Lance, Inc.                     122,353
    16,450   Monterey Gourmet Foods,
               Inc. *                         64,319
     9,995   Sara Lee Corp.                  176,612
                                        ------------
                                             773,469
                                        ------------

                     See notes to the financial statements.

                         EVOLUTION ALL-CAP EQUITY FUND
                      SCHEDULE OF INVESTMENTS (continued)
                         FEBRUARY 28, 2006 (UNAUDITED)

--------------------------------------------------------
SHARES                                         VALUE
--------------------------------------------------------
Health Care Equipment & Supplies - 1.8%
     1,215   Biomet, Inc.               $     44,226
     2,347   Biosite, Inc. *                 126,926
       649   C.R. Bard, Inc.                  42,503
    18,140   China Medical
               Technologies, Inc. ADR
               *                             626,737
     3,087   Datascope Corp.                 117,769
    12,465   ICU Medical, Inc. *             437,521
     3,890   Immucor, Inc. *                 116,000
     1,277   Intuitive Surgical, Inc.
               *                             115,185
     2,476   St. Jude Medical, Inc. *        112,906
     2,645   Stryker Corp.                   122,252
       709   Varian Medical Systems,
               Inc. *                         41,037
       876   Waters Corp. *                   37,431
                                        ------------
                                           1,940,493
                                        ------------
Health Care Providers & Services - 1.8%
     1,663   AmerisourceBergen Corp.          76,481
       285   CIGNA Corp.                      34,984
    11,014   Cross Country Healthcare,
               Inc. *                        201,666
     2,537   Express Scripts, Inc. *         221,404
    26,165   Gentiva Health Services,
               Inc. *                        435,909
     3,665   Healthways, Inc. *              159,611
   143,527   Hooper Holmes, Inc.             407,617
       914   Manor Care, Inc.                 37,794
     1,161   Patterson Companies, Inc.
               *                              41,842
     5,470   Per-Se Technologies, Inc.
               *                             138,172
     1,798   Pharmaceutical Product
               Development, Inc.             125,123
       857   Quest Diagnostics, Inc.          45,310
       845   Sierra Health Services,
               Inc. *                         35,228
                                        ------------
                                           1,961,141
                                        ------------
Hotels Restaurants & Leisure - 1.9%
     1,704   Applebee's International,
               Inc.                           39,430
     2,496   Aztar Corp. *                    75,329
    65,849   Bally Total Fitness
               Holding Corp. *               522,183
     3,953   Bluegreen Corp. *                62,734
     7,153   Bob Evans Farms, Inc.           208,653
     2,712   Choice Hotels
               International, Inc.           120,765
     3,756   Dover Downs Gaming &
               Entertainment, Inc.            62,350
       738   IHOP Corp.                       37,564

--------------------------------------------------------
SHARES                                         VALUE
--------------------------------------------------------
Hotels Restaurants & Leisure - 1.9% (Continued)
     1,239   International Game
               Technology               $     44,319
    16,780   Lone Star Steakhouse &
               Saloon, Inc.                  452,389
     1,414   McDonald's Corp.                 49,363
    11,600   Papa John's
               International, Inc. *         381,640
                                        ------------
                                           2,056,719
                                        ------------
Household Durables - 1.8%
     1,877   American Greetings
               Corp. - Class A                39,379
     2,101   Beazer Homes USA, Inc.          133,308
     3,159   D.R. Horton, Inc.               107,754
     3,932   Hooker Furniture Corp.           60,435
    19,175   Koninklijke Philips
               Electronics NV ADR            623,571
     2,202   Leggett & Platt, Inc.            51,703
     2,067   Lennar Corp.                    123,731
     2,826   MDC Holdings, Inc.              173,206
     2,060   Meritage Homes Corp. *          120,572
       687   Mohawk Industries, Inc. *        59,432
     7,190   Newell Rubbermaid, Inc.         178,815
       191   NVR, Inc. *                     143,823
     1,886   Skyline Corp.                    75,666
                                        ------------
                                           1,891,395
                                        ------------
Industrial Conglomerates - 0.2%
     2,233   General Electric Co.             73,399
     1,324   3M Co.                           97,433
                                        ------------
                                             170,832
                                        ------------
Insurance - 2.7%
    41,607   Aegon NV ADR                    686,515
     2,936   American Financial Group,
               Inc.                          121,550
     2,935   AmerUs Group Co.                176,834
     1,080   Arch Capital Group Ltd.
               *(+)                           61,085
     3,889   Arthur J. Gallagher & Co.       114,687
    17,836   Axa ADR                         631,038
     1,163   Cincinnati Financial
               Corp.                          51,591
    10,105   Crawford & Co.                   61,236
     3,645   Infinity Property &
               Casualty Corp.                144,561
     2,434   Lincoln National Corp.          138,178
     2,396   MBIA, Inc.                      140,741
       864   Mercury General Corp.            48,297
     1,983   The Midland Co.                  66,768

                     See notes to the financial statements.

                         EVOLUTION ALL-CAP EQUITY FUND
                      SCHEDULE OF INVESTMENTS (continued)
                         FEBRUARY 28, 2006 (UNAUDITED)

--------------------------------------------------------
SHARES                                         VALUE
--------------------------------------------------------
Insurance - 2.7% (Continued)
     4,513   Ohio Casualty Corp.        $    138,143
     2,882   Stewart Information
               Services Corp.                135,310
     2,060   W.R. Berkley Corp.              119,253
                                        ------------
                                           2,835,787
                                        ------------
Internet Software & Services - 1.2%
     5,909   Infospace, Inc. *               142,466
     3,334   j2 Global Communications,
               Inc. *                        145,362
       621   NetEase.com, Inc. ADR *          54,369
    47,703   Sify Ltd. ADR *                 600,104
     4,939   WebEx Communications,
               Inc. *                        137,699
     2,334   Websense, Inc. *                144,265
                                        ------------
                                           1,224,265
                                        ------------
IT Services - 1.1%
     1,490   Acxiom Corp.                     38,561
     2,189   Cognizant Technology
               Solutions Corp. *             126,108
    12,796   Convergys Corp. *               222,267
       658   DST Systems, Inc. *              36,999
     4,362   Mantech International
               Corp. - Class A *             122,572
    15,070   Satyam Computer Services
               Ltd. ADR                      620,131
                                        ------------
                                           1,166,638
                                        ------------
Leisure Equipment & Products - 0.5%
     1,614   Brunswick Corp.                  63,317
    10,276   Mattel, Inc.                    173,151
     3,488   Polaris Industries, Inc.        174,574
     2,946   SCP Pool Corp.                  128,063
                                        ------------
                                             539,105
                                        ------------
Machinery - 1.9%
     2,036   Albany International
               Corp. - Class A                75,678
     2,655   Astec Industries, Inc. *         95,368
     3,536   A.S.V., Inc. *                  113,788
     1,678   Briggs & Stratton Corp.          59,535
     1,232   Clarcor, Inc.                    41,703
     1,898   Crane Co.                        73,054
     1,297   Cummins, Inc.                   140,439
       497   Deere & Co.                      37,906

--------------------------------------------------------
SHARES                                         VALUE
--------------------------------------------------------
Machinery - 1.9% (Continued)
     1,082   Dover Corp.                $     51,871
     1,940   Flowserve Corp. *                99,716
     2,891   Graco, Inc.                     120,468
     1,618   IDEX Corp.                       76,450
       548   Illinois Tool Works, Inc.        47,040
     3,750   JLG Industries, Inc.            221,213
     2,111   Joy Global, Inc.                108,843
     2,861   Oshkosh Truck Corp.             162,305
     1,170   Reliance Steel & Aluminum
               Co.                            96,396
     5,043   SPX Corp.                       248,368
     2,145   Timken Co.                       61,519
     2,004   Volvo AB ADR                     87,435
                                        ------------
                                           2,019,095
                                        ------------
Media - 1.4%
     1,470   CBS Corp. - Class B              35,956
     7,519   Clear Channel
               Communications, Inc.          212,788
     8,285   Grupo Televisa SA ADR           650,041
     1,565   Harte-Hanks, Inc.                43,835
     5,275   The McGraw-Hill
               Companies, Inc.               280,050
    12,171   Time Warner, Inc.               210,680
     1,360   Valassis Communications,
               Inc. *                         37,468
                                        ------------
                                           1,470,818
                                        ------------
Metals & Mining - 6.5%
     1,856   Allegheny Technologies,
               Inc.                           93,747
     3,280   A.M. Castle & Co.                92,890
    18,033   Anglo American PLC ADR          675,516
    11,776   AngloGold Ashanti Ltd.
               ADR                           599,634
     3,121   Carpenter Technology
               Corp.                         260,884
     3,399   Chaparral Steel Co. *           155,708
     2,336   Cleveland-Cliffs, Inc.          201,013
     3,057   Commercial Metals Co.           138,451
    19,383   Companhia Siderurgica
               Nacional SA ADR               571,217
     2,350   Freeport-McMoRan Copper &
               Gold, Inc. - Class B          118,980
    55,673   Gerdau SA ADR                 1,269,901
    27,918   Gold Fields Ltd. ADR            620,617
    43,034   Harmony Gold Mining
               Company Ltd. ADR *            602,046
       783   Phelps Dodge Corp.              108,054

                     See notes to the financial statements.

                         EVOLUTION ALL-CAP EQUITY FUND
                      SCHEDULE OF INVESTMENTS (continued)
                         FEBRUARY 28, 2006 (UNAUDITED)

--------------------------------------------------------
SHARES                                         VALUE
--------------------------------------------------------
Metals & Mining - 6.5% (Continued)
    10,995   POSCO ADR                  $    642,548
       996   Quanex Corp.                     61,822
     3,264   Rio Tinto PLC ADR               615,721
     3,725   Ryerson, Inc.                    94,019
       827   Steel Dynamics, Inc.             38,042
                                        ------------
                                           6,960,810
                                        ------------
Multiline Retail - 0.3%
     1,459   Dillard's, Inc. - Class A        35,994
     3,044   Dollar General Corp.             53,026
    14,166   Fred's, Inc.                    197,899
                                        ------------
                                             286,919
                                        ------------
Multi-Utilities & Unregulated Power - 0.2%
     2,081   Energy East Corp.                52,150
     2,848   Sempra Energy                   136,248
     1,944   Vectren Corp.                    51,244
                                        ------------
                                             239,642
                                        ------------
Office Electronics - 0.1%
     3,219   Zebra Technologies
               Corp. - Class A *             142,087
                                        ------------

Oil & Gas - 5.4%
     1,649   Amerada Hess Corp.              228,073
     1,345   Anadarko Petroleum Corp.        133,370
       613   BP PLC ADR                       40,715
     3,135   Chevron Corp.                   177,065
     9,644   China Petroleum &
               Chemical Corp. ADR            572,082
     3,168   Cimarex Energy Co.              135,147
     3,438   ConocoPhillips                  209,581
    11,244   ENI SpA ADR                     643,944
     3,588   Frontier Oil Corp.              165,945
     1,904   Marathon Oil Corp.              134,422
     4,512   Murphy Oil Corp.                211,477
     2,020   Occidental Petroleum
               Corp.                         184,911
       419   PetroChina Company Ltd.
               ADR                            40,739
     7,157   Petroleo Brasileiro SA
               ADR                           626,524
    10,583   Royal Dutch Shell PLC ADR       640,060
    23,058   Statoil ASA ADR                 589,824
     1,226   Sunoco, Inc.                     90,847
     5,021   Total SA ADR                    633,299

--------------------------------------------------------
SHARES                                         VALUE
--------------------------------------------------------
Oil & Gas - 5.4% (Continued)
     4,338   Valero Energy Corp.        $    233,341
     2,148   Western Gas Resources,
               Inc.                          101,622
                                        ------------
                                           5,792,988
                                        ------------
Paper & Forest Products - 1.0%
    12,261   Aracruz Celulose SA ADR         602,628
     5,269   International Paper Co.         172,665
     2,643   Louisiana-Pacific Corp.          75,140
     2,845   Stora Enso OYJ ADR               40,399
     2,550   Weyerhaeuser Co.                174,140
                                        ------------
                                           1,064,972
                                        ------------
Personal Products - 0.2%
     2,623   Alberto-Culver Co.              119,792
     9,365   Playtex Products, Inc. *         98,333
                                        ------------
                                             218,125
                                        ------------
Pharmaceuticals - 1.8%
     1,699   Barr Pharmaceuticals,
               Inc. *                        114,139
     7,673   Bristol-Myers Squibb Co.        177,246
    44,717   Elan Corp PLC ADR *             567,906
     4,552   Forest Laboratories, Inc.
               *                             208,937
       873   GlaxoSmithKline PLC ADR          44,366
     3,667   Johnson & Johnson               211,402
     5,052   Merck & Co., Inc.               176,113
     1,641   Mylan Laboratories, Inc.         37,743
     6,836   Pfizer, Inc.                    179,035
     6,910   Watson Pharmaceuticals,
               Inc. *                        207,162
                                        ------------
                                           1,924,049
                                        ------------
Real Estate - 0.1%
     1,619   Kilroy Realty Corp.             121,134
                                        ------------

Road & Rail - 0.1%
     2,609   Celadon Group, Inc. *            62,877
     1,702   Heartland Express, Inc.          39,367
                                        ------------
                                             102,244
                                        ------------
Semiconductor & Semiconductor Equipment - 4.8%
    30,387   Actel Corp. *                   443,346
     7,390   Altera Corp. *                  148,096
    30,227   ASML Holding NV ADR *           625,094
    16,092   Cree, Inc. *                    481,955
     2,728   KLA-Tencor Corp.                142,484
     3,314   Lam Research Corp. *            142,833
     1,463   Linear Technology Corp.          53,926

                     See notes to the financial statements.

                         EVOLUTION ALL-CAP EQUITY FUND
                      SCHEDULE OF INVESTMENTS (continued)
                         FEBRUARY 28, 2006 (UNAUDITED)

--------------------------------------------------------
SHARES                                         VALUE
--------------------------------------------------------
Semiconductor & Semiconductor Equipment - 4.8%
(Continued)
     3,716   Maxim Integrated
               Products, Inc.           $    145,259
     4,397   MEMC Electronic
               Materials, Inc. *             147,256
    32,161   Micrel, Inc. *                  449,289
     2,764   Nvidia Corp. *                  130,267
    20,573   Power Integrations, Inc.
               *                             510,828
    23,704   Semtech Corp. *                 445,161
     3,067   Silicon Laboratories,
               Inc. *                        147,155
    13,663   Standard Microsystems
               Corp. *                       444,321
    62,684   Taiwan Semiconductor
               Manufacturing Company
               Ltd. ADR                      609,915
                                        ------------
                                           5,067,185
                                        ------------
Software - 3.9%
     3,713   Adobe Systems, Inc.             143,396
     2,890   Ansys, Inc. *                   137,044
     7,427   Autodesk, Inc.                  279,627
    16,541   Business Objects SA ADR *       616,814
     9,182   Compuware Corp. *                75,384
     4,294   Factset Research Systems,
               Inc.                          168,110
       840   Fair Isaac Corp.                 35,801
    14,640   JDA Software Group, Inc.
               *                             201,007
    22,131   Macrovision Corp. *             447,267
     2,888   MICRO Systems, Inc. *           125,021
    63,357   Phoenix Technologies Ltd.
               *                             439,064
     3,898   Quality Systems, Inc.           269,820
    28,284   Take-Two Interactive
               Software, Inc. *              440,665
    31,869   THQ, Inc. *                     764,856
                                        ------------
                                           4,143,876
                                        ------------
Specialty Retail - 2.3%
    14,719   Aeropostale, Inc. *             422,288
       861   Barnes & Noble, Inc.             37,083
     1,257   Bed Bath & Beyond, Inc. *        45,302
     4,752   Burlington Coat Factory
               Warehouse Corp.               214,030
     3,732   CarMax, Inc. *                  117,259
       932   Chico's FAS, Inc. *              43,851
     8,209   Circuit City Stores, Inc.       197,262
     1,398   Claire's Stores, Inc.            44,792

--------------------------------------------------------
SHARES                                         VALUE
--------------------------------------------------------
Specialty Retail - 2.3% (Continued)
     4,996   Dress Barn, Inc. *         $    215,727
     5,654   Group 1 Automotive, Inc.        216,435
     3,673   Guitar Center, Inc. *           190,115
     1,339   Hibbett Sporting Goods,
               Inc. *                         42,955
     1,281   The Home Depot, Inc.             53,994
       681   Lowe's Companies, Inc.           46,431
     1,179   Men's Wearhouse, Inc.            36,926
     1,393   Michaels Stores, Inc.            44,715
     3,479   O'Reilly Automotive, Inc.
               *                             113,833
     1,832   Pacific Sunwear of
               California, Inc. *             43,620
     4,284   Payless Shoesource, Inc.
               *                             101,531
     1,977   RadioShack Corp.                 38,650
     3,249   Select Comfort Corp. *          118,751
     1,838   Staples, Inc.                    45,105
     1,134   Williams-Sonoma, Inc. *          45,916
                                        ------------
                                           2,476,571
                                        ------------
Telecommunication Services - 2.1%
     6,404   AT&T, Inc.                      176,686
     5,703   BellSouth Corp.                 180,101
     1,129   BT Group PLC ADR                 40,904
     1,465   CenturyTel, Inc.                 52,711
     2,147   Chunghwa Telecom Company
               Ltd. ADR                       40,578
     2,612   Deutsche Telekom AG ADR          41,243
    31,016   KT Corp. ADR                    633,347
     1,373   Swisscom AG ADR                  41,149
    49,084   Telecom Argentina SA ADR
               *                             617,967
     1,487   Telecom Corporation of
               New Zealand Ltd. ADR           41,621
       895   Telefonica SA ADR                41,367
     2,058   Telefonos de Mexico SA de
               CV ADR                         46,079
     1,533   Telekomunikasi Indonesia
               Tbk PT ADR                     39,935
     2,157   Tele Norte Leste
               Participacoes SA ADR           39,969
     5,266   Verizon Communications,
               Inc.                          177,464
                                        ------------
                                           2,211,121
                                        ------------
Textiles, Apparel & Luxury Goods - 0.4%
     1,160   Coach, Inc. *                    41,435
     7,377   Hartmarx Corp. *                 63,959
     1,424   K-Swiss, Inc. - Class A          41,552
     3,585   Liz Claiborne, Inc.             129,168

                     See notes to the financial statements.

                         EVOLUTION ALL-CAP EQUITY FUND
                      SCHEDULE OF INVESTMENTS (continued)
                         FEBRUARY 28, 2006 (UNAUDITED)

--------------------------------------------------------
SHARES                                         VALUE
--------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.4% (Continued)
     1,331   Nike, Inc. - Class B       $    115,504
     1,630   Oxford Industries, Inc.          74,621
                                        ------------
                                             466,239
                                        ------------
Thrifts & Mortgage Finance - 0.5%
     1,723   Anchor BanCorp Wisconsin,
               Inc.                           52,465
     3,299   The PMI Group, Inc.             142,847
     3,178   Radian Group, Inc.              180,351
     4,044   Washington Mutual, Inc.         172,679
                                        ------------
                                             548,342
                                        ------------
Tobacco - 0.3%
     4,499   Altria Group, Inc.              323,478
       684   Imperial Tobacco Group
               PLC ADR                        41,437
                                        ------------
                                             364,915
                                        ------------
Trading Companies & Distributors - 0.8%
     3,690   Fastenal Co.                    162,028
     3,219   Lawson Products, Inc.           113,920
     9,421   MSC Industrial Direct
               Co., Inc. - Class A           446,273
     1,370   Watsco, Inc.                     95,379
                                        ------------
                                             817,600
                                        ------------
Water Utilities - 0.6%
    30,541   Companhia de Saneamento
               Basico do Estado de Sao
               Paulo ADR                     601,963
                                        ------------
Wireless Telecommunication Services - 1.4%
    17,948   America Movil SA de CV
               ADR, Series L                 623,334
     3,535   EMS Technologies, Inc. *         61,863

--------------------------------------------------------
SHARES                                         VALUE
--------------------------------------------------------
Wireless Telecommunication Services - 1.4% (Continued)
     2,961   Millicom International
               Cellular SA *(+)         $    123,977
     1,177   Mobile TeleSystems ADR           42,454
       979   OAO Vimpel-Communications
               ADR *                          43,076
     1,678   SK Telecom Co. Ltd. ADR          40,524
    15,688   Tim Participacoes SA ADR        586,731
                                        ------------
                                           1,521,959
                                        ------------
             TOTAL COMMON STOCKS
               (Cost $81,410,592)       $ 82,862,426
                                        ------------
INVESTMENT COMPANIES - 21.3%
    46,912   iShares MSCI EAFE Index
               Fund                     $  2,934,346
    36,564   iShares MSCI Emerging
               Markets Index Fund          3,543,051
   113,636   iShares S&P Latin America
               40 Index Fund              16,268,130
                                        ------------
             TOTAL INVESTMENT
               COMPANIES
               (Cost $20,875,196)       $ 22,745,527
                                        ------------

--------------------------------------------------------
FACE
AMOUNT                                         VALUE
--------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.5%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.9%
$2,000,000   Federal Home Loan Bank
               Discount Note, 2.65%,
               03/01/2006
               (Cost $2,000,000)        $  2,000,000
                                        ------------

                     See notes to the financial statements.

                         EVOLUTION ALL-CAP EQUITY FUND
                      SCHEDULE OF INVESTMENTS (continued)
                         FEBRUARY 28, 2006 (UNAUDITED)

--------------------------------------------------------
SHARES                                         VALUE
--------------------------------------------------------
MONEY MARKET FUND - 0.6%
   666,754   Fidelity Institutional
               Money Market Portfolio
               (Cost $666,754)........  $    666,754
                                        ------------
             TOTAL SHORT-TERM
               INVESTMENTS
               (Cost $2,666,754)......  $  2,666,754
                                        ------------
             TOTAL INVESTMENTS
               (Cost $104,952,542) -
               101.6%.................  $108,274,707
             Liabilities in Excess of
               Other
               Assets - (1.6)%........    (1,655,292)
                                        ------------
             TOTAL NET
               ASSETS - 100.0%........  $106,619,415
                                        ============

Percentages are calculated as a percent of net assets.

ADR American Depository Receipt
*   Non-income producing security.
(+)   Foreign security trading on U.S. exchange.

                     See notes to the financial statements.

                            EVOLUTION LARGE CAP FUND
                            SCHEDULE OF INVESTMENTS

                         FEBRUARY 28, 2006 (UNAUDITED)

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
COMMON STOCKS - 84.8%
Aerospace & Defense - 0.5%
  349    Northrop Grumman Corp.            $   22,371
  130    United Technologies Corp.              7,605
                                           ----------
                                               29,976
                                           ----------
Air Freight & Logistics - 0.1%
   70    C.H. Robinson Worldwide, Inc.          3,137
   56    Ryder System, Inc.                     2,483
   33    United Parcel Service,
           Inc. - Class B                       2,466
                                           ----------
                                                8,086
                                           ----------
Airlines - 1.5%
1,895    Gol-Linhas Aereas Inteligentes
           SA ADR                              62,156
  498    Ryanair Holdings PLC ADR *            26,439
                                           ----------
                                               88,595
                                           ----------
Auto Components - 0.1%
  358    Lear Corp.                             7,468
                                           ----------

Automobiles - 1.0%
1,204    Ford Motor Co.                         9,596
   95    General Motors Corp.                   1,929
   47    Harley-Davidson, Inc.                  2,468
  560    Honda Motor Co., Ltd. ADR             16,453
  248    Toyota Motor Corp. ADR                26,504
                                           ----------
                                               56,950
                                           ----------
Beverages - 1.5%
   35    Brown-Forman Corp. - Class B           2,463
1,845    Coca-Cola Femsa SA de CV ADR          56,420
  646    Companhia de Bebidas das
           Americas (AmBev) ADR                27,416
                                           ----------
                                               86,299
                                           ----------
Biotechnology - 0.6%
   90    Cephalon, Inc. *                       7,153
2,139    Millennium Pharmaceuticals,
           Inc. *                              22,417
   74    Techne Corp. *                         4,401
                                           ----------
                                               33,971
                                           ----------
Capital Markets - 2.2%
  178    Allied Capital Corp.                   5,223
   23    The Bear Stearns Companies,
           Inc.                                 3,092
   45    BlackRock, Inc.                        6,394
1,134    Credit Suisse Group ADR               62,710
  284    E*Trade Financial Corp. *              7,265
  156    Merrill Lynch & Co., Inc.             12,045

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
Capital Markets - 2.2% (Continued)
1,421    Nomura Holdings, Inc. ADR         $   27,411
   43    Nuveen Investments, Inc.               2,071
                                           ----------
                                              126,211
                                           ----------
Chemicals - 0.9%
   80    Airgas, Inc.                           2,911
  239    Albemarle Corp.                       10,145
  207    Ashland, Inc.                         13,511
  144    Cytec Industries, Inc.                 7,681
   92    The Dow Chemical Co.                   3,959
   50    EI Du Pont de Nemours & Co.            2,012
   89    Lyondell Chemical Co.                  1,862
   82    Monsanto Co.                           6,878
   35    PPG Industries, Inc.                   2,122
                                           ----------
                                               51,081
                                           ----------
Commercial Banks - 5.4%
1,380    Banco Bradesco SA ADR                 57,215
1,752    Banco Itau Holding Financeira
           SA ADR                              57,255
1,090    BanColombia SA ADR                    35,763
  103    Bank of America Corp.                  4,722
   47    Bank of Hawaii Corp.                   2,510
   52    BB&T Corp.                             2,056
   54    Fifth Third Bancorp                    2,087
   57    KeyCorp                                2,124
  458    Kookmin Bank ADR *                    34,693
   59    National City Corp.                    2,053
   60    Regions Financial Corp.                2,087
   64    SunTrust Banks, Inc.                   4,632
1,061    Unibanco - Uniao de Bancos
           Brasileiros SA ADR                  93,315
   69    US Bancorp                             2,133
   82    Wachovia Corp.                         4,598
   72    Wells Fargo & Co.                      4,622
   31    Zions Bancorporation                   2,558
                                           ----------
                                              314,423
                                           ----------
Commercial Services & Supplies - 0.9%
   41    Avery Dennison Corp.                   2,460
  217    The Brink's Co.                       10,627
   70    Career Education Corp. *               2,299
   52    ChoicePoint, Inc. *                    2,309
   64    Education Management Corp. *           2,406
   69    ITT Educational Services, Inc.
           *                                    4,278
  146    Monster Worldwide, Inc. *              7,148
   64    RR Donnelley & Sons Co.                2,154

                     See notes to the financial statements.

                            EVOLUTION LARGE CAP FUND
                      SCHEDULE OF INVESTMENTS (continued)
                         FEBRUARY 28, 2006 (UNAUDITED)

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
Commercial Services & Supplies - 0.9% (Continued)
  168    The ServiceMaster Co.             $    2,103
  393    Steelcase, Inc.                        6,681
   39    Stericycle, Inc. *                     2,358
  180    West Corp. *                           7,835
                                           ----------
                                               52,658
                                           ----------
Communications Equipment - 3.3%
1,650    Andrew Corp. *                        22,374
2,371    Motorola, Inc.                        50,739
2,790    Nokia OYJ ADR                         51,838
1,071    QUALCOMM, Inc.                        50,562
  469    Telefonaktiebolaget LM
           Ericsson ADR                        15,993
                                           ----------
                                              191,506
                                           ----------
Computers & Peripherals - 0.3%
  230    Hewlett-Packard Co.                    7,546
  487    Western Digital Corp. *               10,836
                                           ----------
                                               18,382
                                           ----------
Construction & Engineering - 0.1%
   84    Fluor Corp.                            7,249
                                           ----------

Construction Materials - 1.6%
1,476    Cemex S.A. de C.V. ADR                91,158
                                           ----------
Consumer Finance - 0.1%
   29    Capital One Financial Corp.            2,540
  140    Nelnet, Inc. - Class A *               5,803
                                           ----------
                                                8,343
                                           ----------
Containers & Packaging - 0.2%
  143    Aptargroup, Inc.                       7,586
  220    Packaging Corp of America              5,018
                                           ----------
                                               12,604
                                           ----------
Electric Utilities - 4.4%
  103    Ameren Corp.                           5,219
1,626    Companhia Energetica de Minas
           Gerais ADR                          84,487
3,702    Companhia Paranaense de
           Energis-Copel ADR                   40,537
  114    Consolidated Edison, Inc.              5,229
  861    Empresa Nacional de
           Electricidad SA ADR                 27,208

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
Electric Utilities - 4.4% (Continued)
  183    Great Plains Energy, Inc.         $    5,197
2,537    Korea Electric Power Corp. ADR
           *                                   56,347
  221    Pepco Holdings, Inc.                   5,253
  125    Pinnacle West Capital Corp.            5,131
  117    Progress Energy, Inc.                  5,192
  246    Puget Energy, Inc.                     5,304
  155    The Southern Co.                       5,275
  249    Westar Energy, Inc.                    5,359
                                           ----------
                                              255,738
                                           ----------
Electrical Equipment - 0.1%
  100    Rockwell Automation, Inc.              6,817
                                           ----------

Electronic Equipment & Instruments - 2.4%
  151    Amphenol Corp. - Class A               7,585
1,729    AU Optronics Corp. ADR                27,508
1,977    Flir Systems, Inc. *                  51,086
  170    Jabil Circuit, Inc. *                  6,434
1,982    LG.Philips LCD Co. Ltd. ADR *         43,961
                                           ----------
                                              136,574
                                           ----------
Energy Equipment & Services - 0.9%
  162    Cooper Cameron Corp. *                 6,561
  127    Patterson-UTI Energy, Inc.             3,499
  269    Tenaris SA ADR                        43,080
                                           ----------
                                               53,140
                                           ----------
Financial Services - 1.5%
   45    Citigroup, Inc.                        2,086
2,020    ING Groep NV ADR                      75,932
   51    JPMorgan Chase & Co.                   2,098
   99    Leucadia National Corp.                5,371
                                           ----------
                                               85,487
                                           ----------
Food Products - 0.2%
  356    ConAgra Foods, Inc.                    7,487
   58    H.J. Heinz Co.                         2,197
   71    Kraft Foods, Inc.                      2,136
  117    Sara Lee Corp.                         2,067
                                           ----------
                                               13,887
                                           ----------
Food & Staples Retailing - 0.5%
  644    Companhia Brasileira de
           Distribuicao Grupo Pao de
           Acucar ADR                          27,370
                                           ----------

                     See notes to the financial statements.

                            EVOLUTION LARGE CAP FUND
                      SCHEDULE OF INVESTMENTS (continued)
                         FEBRUARY 28, 2006 (UNAUDITED)

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
Gas Utilities - 0.6%
  143    KeySpan Corp.                     $    5,827
  254    NiSource, Inc.                         5,215
  907    Piedmont Natural Gas Co.              22,421
                                           ----------
                                               33,463
                                           ----------
Health Care Equipment & Supplies - 1.0%
  117    Becton, Dickinson & Co.                7,470
   64    Biomet, Inc.                           2,330
  150    C.R. Bard, Inc.                        9,824
1,033    China Medical Technologies,
           Inc. ADR *                          35,690
                                           ----------
                                               55,314
                                           ----------
Health Care Providers & Services - 1.1%
   76    Aetna, Inc.                            3,876
  437    Caremark Rx, Inc. *                   21,741
   79    Community Health Systems, Inc.
           *                                    2,996
  116    Coventry Health Care, Inc. *           6,916
  130    DaVita, Inc. *                         7,591
   32    Express Scripts, Inc. *                2,792
   55    Humana, Inc. *                         2,842
   56    Lincare Holdings, Inc. *               2,290
   53    Medco Health Solutions, Inc. *         2,953
  161    Renal Care Group, Inc. *               7,681
   39    Wellpoint, Inc. *                      2,995
                                           ----------
                                               64,673
                                           ----------
Hotels Restaurants & Leisure - 0.9%
  164    Choice Hotels International,
           Inc.                                 7,303
  357    Ctrip.com International Ltd.
           ADR                                 27,686
  300    GTECH Holdings Corp.                  10,014
  186    International Game Technology          6,653
                                           ----------
                                               51,656
                                           ----------
Household Durables - 2.3%
   47    Beazer Homes USA, Inc.                 2,982
  109    Centex Corp.                           7,369
  147    D.R. Horton, Inc.                      5,014
2,584    Koninklijke Philips
           Electronics NV ADR                  84,032
   36    MDC Holdings, Inc.                     2,206
  117    Mohawk Industries, Inc. *             10,122
   87    Newell Rubbermaid, Inc.                2,164
   10    NVR, Inc. *                            7,530
   78    Pulte Homes, Inc.                      2,996
   43    Ryland Group, Inc.                     2,999

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
Household Durables - 2.3% (Continued)
   88    Standard-Pacific Corp.            $    2,891
  135    Toll Brothers, Inc. *                  4,369
                                           ----------
                                              134,674
                                           ----------
Household Products - 0.0%
   67    Church & Dwight, Inc.                  2,314
                                           ----------

Industrial Conglomerates - 0.2%
  157    Carlisle Cos., Inc.                   12,340
                                           ----------

Information Retrieval Services - 0.6%
2,858    Sify Ltd. ADR *                       35,954
                                           ----------

Insurance - 2.1%
3,456    Aegon NV ADR                          57,024
  997    AXA ADR                               35,274
   75    Brown & Brown, Inc.                    2,345
   61    Fidelity National Financial,
           Inc.                                 2,303
   90    Fidelity National Title Group,
           Inc. - Class A                       2,133
   82    Loews Corp. - Carolina Group           3,894
   22    The Progressive Corp.                  2,364
   55    Protective Life Corp.                  2,681
   51    Reinsurance Group Of America           2,358
   57    Stancorp Financial Group, Inc.         3,084
    6    Wesco Financial Corp.                  2,382
   71    W.R. Berkley Corp.                     4,110
                                           ----------
                                              119,952
                                           ----------
Internet Equipment & Services - 0.3%
  182    NetEase.com ADR *                     15,934
                                           ----------

Internet Software & Services - 1.1%
2,344    Akamai Technologies, Inc. *           62,116
                                           ----------

IT Services - 2.0%
  347    Affiliated Computer Services,
           Inc. - Class A *                    21,833
   40    CACI International,
           Inc. - Class A *                     2,411
1,298    Convergys Corp. *                     22,546
  285    Electronic Data Systems Corp.          7,610
  374    Infosys Technologies Ltd. ADR         26,479
  875    Satyam Computer Services Ltd.
           ADR                                 36,006
                                           ----------
                                              116,885
                                           ----------

                     See notes to the financial statements.

                            EVOLUTION LARGE CAP FUND
                      SCHEDULE OF INVESTMENTS (continued)
                         FEBRUARY 28, 2006 (UNAUDITED)

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
Leisure Equipment & Products - 0.1%
  122    Mattel, Inc.                      $    2,056
   69    SCP Pool Corp.                         2,999
                                           ----------
                                                5,055
                                           ----------
Machinery - 0.8%
   34    Deere & Co.                            2,593
   56    ITT Industries, Inc.                   2,940
   54    Oshkosh Truck Corp.                    3,063
   33    Paccar, Inc.                           2,306
  459    SPX Corp.                             22,606
   89    Terex Corp. *                          7,044
  165    Toro Co.                               7,612
                                           ----------
                                               48,164
                                           ----------
Management Consulting Services - 0.6%
2,971    ABB Ltd. ADR *                        35,801
                                           ----------

Manufacturing - 0.2%
  101    USG Corp. *                            8,533
                                           ----------

Media - 2.2%
  790    Clear Channel Communications,
           Inc.                                22,357
1,004    Grupo Televisa SA ADR                 78,774
   37    The McGraw-Hill Companies,
           Inc.                                 1,964
1,287    Time Warner, Inc.                     22,278
                                           ----------
                                              125,373
                                           ----------
Metals & Mining - 7.6%
  247    Allegheny Technologies, Inc.          12,476
1,385    Anglo American PLC ADR                51,882
  682    AngloGold Ashanti Ltd. ADR            34,727
1,374    Companhia Siderurgica Nacional
           SA ADR                              40,492
  585    Companhia Vale do Rio Doce ADR        27,162
   61    Consol Energy, Inc.                    3,905
3,335    Gerdau SA ADR                         76,071
2,805    Gold Fields Ltd. ADR                  62,355
2,501    Harmony Gold Mining Co. Ltd.
           ADR *                               34,989
  982    POSCO ADR                             57,388
  175    Rio Tinto PLC ADR                     33,012
   66    Southern Copper Corp.                  5,257
                                           ----------
                                              439,716
                                           ----------
Motor Vehicles And Passenger Car Bodies - 0.3%
  366    Volvo AB ADR                          15,969
                                           ----------

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
Multi-Utilities & Unregulated Power - 0.3%
  185    Duke Energy Corp.                 $    5,254
  211    Energy East Corp.                      5,288
  196    Vectren Corp.                          5,166
                                           ----------
                                               15,708
                                           ----------
Office Electronics - 0.9%
1,152    Zebra Technologies
           Corp. - Class A *                   50,849
                                           ----------

Oil & Gas - 6.8%
   43    Amerada Hess Corp.                     5,947
  128    Chesapeake Energy Corp.                3,800
  680    China Petroleum & Chemical
           Corp. ADR                           40,338
  404    ConocoPhillips                        24,628
  145    Denbury Resources, Inc. *              4,111
   64    Devon Energy Corp.                     3,752
  694    ENI SpA ADR                           39,745
   82    EOG Resources, Inc.                    5,527
   38    Kerr-McGee Corp.                       3,713
   55    Marathon Oil Corp.                     3,883
   96    Murphy Oil Corp.                       4,499
   67    Occidental Petroleum Corp.             6,133
  103    Overseas Shipholding Group             5,209
  965    Petroleo Brasileiro SA ADR            84,476
  652    Royal Dutch Shell PLC ADR             39,433
1,585    Statoil ASA ADR                       40,544
   76    Sunoco, Inc.                           5,632
   94    Tesoro Petroleum Corp.                 5,679
  441    Total SA ADR                          55,623
  110    Valero Energy Corp.                    5,917
  138    XTO Energy, Inc.                       5,781
                                           ----------
                                              394,370
                                           ----------
Paper & Forest Products - 0.8%
  816    Aracruz Celulose SA ADR               40,107
  136    International Paper Co.                4,457
                                           ----------
                                               44,564
                                           ----------
Pharmaceuticals - 3.3%
   81    Allergan, Inc.                         8,769
  586    AstraZeneca Plc ADR                   27,103
   91    Bristol-Myers Squibb Co.               2,102
2,769    Elan Corp PLC ADR *                   35,166
  486    Forest Laboratories, Inc. *           22,307
  317    GlaxoSmithKline PLC ADR               16,110
   35    Johnson & Johnson                      2,018

                     See notes to the financial statements.

                            EVOLUTION LARGE CAP FUND
                      SCHEDULE OF INVESTMENTS (continued)
                         FEBRUARY 28, 2006 (UNAUDITED)

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
Pharmaceuticals - 3.3% (Continued)
  513    Kos Pharmaceuticals, Inc. *       $   22,505
   58    Merck & Co., Inc.                      2,022
   52    Omnicare, Inc.                         3,164
   82    Pfizer, Inc.                           2,148
  646    Teva Pharmaceutical Industries
           Ltd. ADR                            27,126
  726    Watson Pharmaceuticals, Inc. *        21,765
                                           ----------
                                              192,305
                                           ----------
Prepackaged Software - 0.6%
  943    Business Objects SA ADR *             35,164
                                           ----------

Real Estate - 0.1%
   80    SL Green Realty Corp.                  6,953
                                           ----------

Retail - 0.8%
  697    BJ's Wholesale Club, Inc. *           22,067
  270    Circuit City Stores, Inc.              6,488
  112    Lowe's Cos., Inc.                      7,636
   44    J.C. Penney Co., Inc.                  2,580
  186    Williams-Sonoma, Inc. *                7,531
                                           ----------
                                               46,302
                                           ----------
Road & Rail - 0.4%
  181    Burlington Northern Santa Fe
           Corp.                               14,234
   76    Union Pacific Corp.                    6,730
                                           ----------
                                               20,964
                                           ----------
Semiconductor & Semiconductor Equipment - 7.8%
  165    Advanced Micro Devices, Inc. *         6,381
2,517    Altera Corp. *                        50,441
3,034    ASML Holding NV ADR *                 62,743
  974    KLA-Tencor Corp.                      50,872
1,372    Lam Research Corp. *                  59,133
1,376    Linear Technology Corp.               50,719
1,287    Maxim Integrated Products,
           Inc.                                50,309
1,693    MEMC Electronic Materials,
           Inc. *                              56,699
6,469    Taiwan Semiconductor
           Manufacturing Co. Ltd. ADR          62,943
                                           ----------
                                              450,240
                                           ----------
Software - 2.0%
1,432    Adobe Systems, Inc.                   55,304
1,330    Autodesk, Inc.                        50,074

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
Software - 2.0% (Continued)
   53    Fair Isaac Corp.                  $    2,259
  253    Salesforce.com, Inc. *                 8,817
                                           ----------
                                              116,454
                                           ----------
Specialty Retail - 0.2%
   66    Bed Bath & Beyond, Inc. *              2,379
   61    O'Reilly Automotive, Inc. *            1,996
  101    Rent-A-Center, Inc. *                  2,357
  102    Staples, Inc.                          2,503
                                           ----------
                                                9,235
                                           ----------
Telecommunication Services - 2.7%
  183    AT&T, Inc.                             5,049
  298    BellSouth Corp.                        9,411
1,981    KT Corp. ADR                          40,452
1,115    Qwest Communications
           International, Inc. *                7,047
3,203    Telecom Argentina SA ADR *            40,326
1,965    Telefonos de Mexico SA de CV
           ADR                                 43,996
  214    Verizon Communications, Inc.           7,212
                                           ----------
                                              153,493
                                           ----------
Textiles, Apparel & Luxury Goods - 0.1%
   80    Nike, Inc. - Class B                   6,942
                                           ----------

Thrifts & Mortgage Finance - 0.3%
   37    Freddie Mac                            2,493
   35    Golden West Financial Corp.            2,486
   37    MGIC Investment Corp.                  2,359
  304    New York Community Bancorp,
           Inc.                                 5,129
  106    Washington Mutual, Inc.                4,526
   54    Webster Financial Corp.                2,546
                                           ----------
                                               19,539
                                           ----------
Tobacco - 0.4%
  265    Altria Group, Inc.                    19,053
   65    Reynolds American, Inc.                6,900
                                           ----------
                                               25,953
                                           ----------
Water Utilities - 0.7%
2,051    Companhia de Saneamento Basico
           do Estado de Sao Paulo ADR          40,425
                                           ----------

Wireless Telecommunication Services - 2.3%
1,016    America Movil SA de CV ADR            35,286
  456    Mobile Telesystems ADR                16,448

                     See notes to the financial statements.

                            EVOLUTION LARGE CAP FUND
                      SCHEDULE OF INVESTMENTS (continued)
                         FEBRUARY 28, 2006 (UNAUDITED)

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
Wireless Telecommunication Services - 2.3%
  (Continued)
  992    OJO Vimpel-Communications ADR
           *                               $   43,648
1,079    Tim Participacoes SA ADR              40,355
                                           ----------
                                              135,737
                                           ----------
         TOTAL COMMON STOCKS
           (Cost $4,865,849)               $4,913,056
                                           ----------

INVESTMENT COMPANIES - 14.7%
1,582    DIAMONDS Trust, Series I          $  173,925
5,947    iShares S&P 100 Index Fund           345,818
3,711    PowerShares Dynamic Market
           Portfolio                          173,786
9,673    PowerShares International
           Dividend Achievers Portfolio       157,380
                                           ----------
         TOTAL INVESTMENT COMPANIES
           (Cost $846,207)                 $  850,909
                                           ----------

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
SHORT-TERM INVESTMENTS - 0.2%
MONEY MARKET FUND - 0.2%
11,870   Fidelity Institutional Money
           Market Portfolio
           (Cost $11,870)                  $   11,870
                                           ----------
         TOTAL INVESTMENTS
           (Cost $5,723,926) - 99.7%       $5,775,835
         Other Assets in Excess of
           Liabilities - 0.3%                  15,945
                                           ----------
         TOTAL NET ASSETS - 100.0%         $5,791,780
                                           ==========

Percentages are calculated as a percent of net assets.

ADR American Depository Receipt
*   Non-income producing security.

                     See notes to the financial statements.

                            EVOLUTION SMALL CAP FUND
                            SCHEDULE OF INVESTMENTS

                         FEBRUARY 28, 2006 (UNAUDITED)

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
COMMON STOCKS - 92.5%
Aerospace & Defense - 3.1%
   95    Armor Holdings, Inc. *            $    5,579
  770    Aviall, Inc. *                        29,376
  628    DRS Technologies, Inc.                33,140
  317    Esterline Technologies Corp. *        13,200
  453    Herley Industries, Inc. *              8,521
  611    Innovative Solutions &
           Support, Inc. *                      8,621
  793    Mercury Computer Systems, Inc.
           *                                   13,671
  363    Orbital Sciences Corp. *               5,528
  342    Sequa Corp. *                         29,039
  875    Teledyne Technologies, Inc. *         28,989
                                           ----------
                                              175,664
                                           ----------
Air Freight & Logistics - 0.0%
   72    Forward Air Corp.                      2,555
                                           ----------
Airlines - 1.1%
1,367    AirTran Holdings, Inc. *              24,305
  740    ExpressJet Holdings, Inc. *            5,565
3,077    Mesa Air Group, Inc. *                35,139
                                           ----------
                                               65,009
                                           ----------
Auto Components - 1.5%
  616    Aftermarket Technology Corp. *        13,367
  685    Bandag, Inc.                          29,298
  195    Keystone Automotive
           Industries, Inc. *                   8,619
1,006    LKQ Corp. *                           22,152
  201    Modine Manufacturing Co.               5,638
  498    Noble International Ltd.               7,644
                                           ----------
                                               86,718
                                           ----------
Automobiles - 0.4%
  530    Thor Industries, Inc.                 25,016
                                           ----------

Beverages - 0.4%
  231    Hansen Natural Corp. *                21,562
                                           ----------

Biotechnology - 2.3%
  752    Albany Molecular Research,
           Inc. *                               7,588
  708    Alkermes, Inc. *                      17,990
  754    Cubist Pharmaceuticals, Inc. *        16,671
1,793    deCODE genetics, Inc. *               16,890
  185    Digene Corp. *                         7,670
1,879    Encysive Pharmaceuticals, Inc.
           *                                   17,099
2,914    Incyte Corp. *                        17,134

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
Biotechnology - 2.3% (Continued)
2,143    Isis Pharmaceuticals, Inc. *      $   17,230
  200    Myogen, Inc. *                         7,580
  179    Vertex Pharmaceuticals, Inc. *         7,740
                                           ----------
                                              133,592
                                           ----------
Building Products - 1.0%
  551    Ameron International Corp.            32,729
  235    NCI Building Systems, Inc. *          13,555
   64    Simpson Manufacturing Co.,
           Inc.                                 2,502
  175    Universal Forest Products,
           Inc.                                10,820
                                           ----------
                                               59,606
                                           ----------
Capital Markets - 1.5%
  144    Capital Southwest Corp.               13,874
   40    Greenhill & Co., Inc.                  2,612
1,718    LaBranche & Co., Inc. *               24,310
  485    Piper Jaffray Cos. *                  24,095
1,389    TradeStation Group, Inc. *            22,057
                                           ----------
                                               86,948
                                           ----------
Chemicals - 1.0%
  829    American Vanguard Corp.               23,801
  494    Headwaters, Inc. *                    18,337
  384    NewMarket Corp.                       13,236
  163    Sensient Technologies Corp.            2,921
                                           ----------
                                               58,295
                                           ----------
Commercial Banks - 3.8%
  206    1st Source Corp.                       5,490
   81    Alabama National
           Bancorporation                       5,635
2,130    Banc Corp. *                          24,325
  122    BancorpSouth, Inc.                     2,930
   71    Cathay General Bancorp                 2,530
   68    Central Pacific Financial
           Corp.                                2,516
  134    Community Bank System, Inc.            2,904
  178    Community Trust Bancorp, Inc.          5,646
  216    First Commonwealth Financial
           Corp.                                2,920
   42    First Community Bancorp, Inc.          2,508
   69    First Financial Bankshares,
           Inc.                                 2,524
  196    First Financial Corp.                  5,625
  167    First Midwest Bancorp, Inc.            5,616
  773    First South Bancorp, Inc.             27,210
1,633    F.N.B. Corp.                          26,928
  140    Hanmi Financial Corp.                  2,513
  208    Independent Bank Corp.                 5,610
  130    Lakeland Financial Corp.               5,694
  607    Macatawa Bank Corp.                   22,186
   87    Mid-State Bancshares                   2,503

                     See notes to the financial statements.

                            EVOLUTION SMALL CAP FUND
                      SCHEDULE OF INVESTMENTS (continued)
                         FEBRUARY 28, 2006 (UNAUDITED)

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
Commercial Banks - 3.8% (Continued)
   28    Park National Corp.               $    2,937
  142    PremierWest Bancorp                    2,528
   87    Prosperity Bancshares, Inc.            2,511
   69    S&T Bancorp, Inc.                      2,514
  224    Sierra Bancorp                         5,605
  293    United Security Bancshares,
           Inc.                                 8,028
  608    Virginia Commerce Bancorp *           22,070
  139    Virginia Financial Group, Inc.         5,560
                                           ----------
                                              215,566
                                           ----------
Commercial Services & Supplies - 4.2%
  161    Administaff, Inc.                      7,639
   82    Banta Corp.                            3,994
  269    Bowne & Co., Inc.                      4,005
   69    Brady Corp.                            2,552
  415    Bright Horizons Family
           Solutions, Inc. *                   13,907
  472    Central Parking Corp.                  7,694
  419    DiamondCluster International,
           Inc. *                               4,094
3,312    Ennis, Inc.                           65,313
  161    Exponent, Inc. *                       5,120
1,766    Healthcare Services Group,
           Inc.                                32,600
  371    John H. Harland Co.                   13,426
  901    Kelly Services, Inc. - Class A        24,318
  558    Labor Ready, Inc. *                   13,710
  174    United Stationers, Inc. *              8,613
1,221    Volt Information Sciences,
           Inc. *                              29,219
                                           ----------
                                              236,204
                                           ----------
Communications Equipment - 1.6%
  800    Adtran, Inc.                          22,016
  155    Belden CDT, Inc.                       3,996
  162    Black Box Corp.                        7,740
  437    Comtech Telecommunications
           Corp. *                             13,691
  401    Plantronics, Inc.                     13,859
  406    Redback Networks, Inc. *               7,694
4,259    Telkonet, Inc. *                      17,206
  552    Westell Technologies, Inc. -
           Class A *                            2,622
                                           ----------
                                               88,824
                                           ----------
Computer Integrated Systems Design - 0.2%
1,387    Vasco Data Security
           International, Inc. *               13,856
                                           ----------

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
Computers & Peripherals - 1.1%
1,098    Komag, Inc. *                     $   51,430
  257    Palm, Inc. *                          10,614
  115    Rimage Corp. *                         2,505
                                           ----------
                                               64,549
                                           ----------
Construction & Engineering - 0.2%
  788    Comfort Systems USA, Inc.              8,660
                                           ----------

Construction Materials - 0.0%
   47    Eagle Materials, Inc.                  2,544
                                           ----------

Consumer Finance - 0.4%
  162    Advanta Corp. - Class B                5,681
   72    Asta Funding, Inc.                     2,507
  371    CompuCredit Corp. *                   14,024
                                           ----------
                                               22,212
                                           ----------
Consumer Services - 0.9%
1,992    Escala Group, Inc. *                  49,501
                                           ----------

Containers & Packaging - 0.1%
  218    Chesapeake Corp.                       2,875
                                           ----------

Distributors - 0.5%
   38    Building Material Holding
           Corp.                                2,557
2,508    Handleman Co.                         24,654
                                           ----------
                                               27,211
                                           ----------
Electric Utilities - 0.7%
  305    Black Hills Corp.                     10,544
  136    Central Vermont Public Service
           Corporation                          2,912
   60    CH Energy Group, Inc.                  2,946
  131    Cleco Corp.                            2,946
  492    Duquesne Light Holdings, Inc.          8,536
  132    The Empire District Electric
           Co.                                  2,920
  253    Otter Tail Corp.                       7,881
                                           ----------
                                               38,685
                                           ----------
Electrical Equipment - 0.8%
  341    Encore Wire Corp. *                   10,636
   56    Franklin Electric Co., Inc.            2,511
  176    Genlyte Group, Inc. *                 10,891
  137    Preformed Line Products Co.            5,624
  406    Woodward Governor Co.                 13,053
                                           ----------
                                               42,715
                                           ----------

                     See notes to the financial statements.

                            EVOLUTION SMALL CAP FUND
                      SCHEDULE OF INVESTMENTS (continued)
                         FEBRUARY 28, 2006 (UNAUDITED)

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
Electronic Equipment & Instruments - 4.2%
  595    Aeroflex, Inc. *                  $    7,735
  122    Anixter International, Inc.            5,581
  598    Cogent, Inc. *                        13,909
  393    Daktronics, Inc.                      13,928
   47    Dionex Corp. *                         2,579
   69    Global Imaging Systems, Inc. *         2,491
1,585    Keithley Instruments, Inc.            23,902
  613    Metrologic Instruments, Inc. *        13,737
  138    Multi-Fineline Electronix,
           Inc. *                               7,858
1,775    Newport Corp. *                       31,489
  599    Par Technology Corp. *                10,782
  691    Paxar Corp. *                         13,253
  941    Plexus Corp. *                        31,580
5,750    Spatialight, Inc. *                   17,423
1,591    SYNNEX Corp. *                        29,386
1,443    Taser International, Inc. *           13,795
                                           ----------
                                              239,428
                                           ----------
Electronic Security Devices - 0.0%
   32    American Science and
           Engineering, Inc. *                  2,435
                                           ----------

Energy Equipment & Services - 1.6%
   46    CARBO Ceramics, Inc.                   2,518
  504    Hanover Compressor Co. *               7,701
   38    Hydril *                               2,559
  276    Lone Star Technologies, Inc. *        13,717
  147    Lufkin Industries, Inc.                7,609
  298    Maverick Tube Corp. *                 13,866
  288    NS Group, Inc. *                      11,748
  847    Parker Drilling Co. *                  7,835
  344    Superior Well Services, Inc. *         8,445
  324    Veritas DGC, Inc. *                   13,650
                                           ----------
                                               89,648
                                           ----------
Envelopes - 0.1%
  554    Cenveo, Inc. *                         7,806
                                           ----------

Financial Services - 0.1%
  188    Nasdaq Stock Market, Inc. *            7,616
                                           ----------
Food & Staples Retailing - 0.7%
   62    Arden Group, Inc.                      5,633
  239    Great Atlantic & Pacific Tea
           Co. *                                7,710

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
Food & Staples Retailing - 0.7%(Continued)
  620    Nash Finch Co.                    $   19,220
  262    Performance Food Group Co. *           7,695
                                           ----------
                                               40,258
                                           ----------
Food Products - 1.0%
  706    Corn Products International,
           Inc.                                19,034
  716    J&J Snack Foods Corp.                 24,308
  810    M&F Worldwide Corp. *                 13,365
                                           ----------
                                               56,707
                                           ----------
Gas Utilities - 0.7%
   87    The Laclede Group, Inc.                2,931
   86    Northwest Natural Gas Co.              2,945
  481    South Jersey Industries, Inc.         13,756
  712    WGL Holdings, Inc.                    21,930
                                           ----------
                                               41,562
                                           ----------
Health Care Equipment & Supplies - 3.2%
2,974    Align Technology, Inc. *              24,268
   47    Biosite, Inc. *                        2,542
  629    Cyberonics, Inc. *                    17,090
   56    Diagnostic Products Corp.              2,584
   48    Haemonetics Corp. *                    2,486
  667    Hologic, Inc. *                       31,903
   85    Intuitive Surgical, Inc. *             7,667
  803    Mine Safety Appliances Co.            32,000
  127    Molecular Devices Corp. *              4,042
  688    Palomar Medical Technologies,
           Inc. *                              21,982
   67    Sybron Dental Specialties,
           Inc. *                               2,563
  610    Varian, Inc. *                        24,339
   50    Vital Signs, Inc.                      2,553
  148    Young Innovations, Inc.                4,988
                                           ----------
                                              181,007
                                           ----------
Health Care Providers & Services - 1.1%
  202    Corvel Corp. *                         3,939
  410    Cross Country Healthcare, Inc.
           *                                    7,507
  254    Lifeline Systems, Inc. *              12,111
  350    Magellan Health Services, Inc.
           *                                   13,366
  592    National Healthcare Corp.             24,006
   27    Pediatrix Medical Group, Inc.
           *                                    2,548
                                           ----------
                                               63,477
                                           ----------
Hotels Restaurants & Leisure - 2.2%
  104    Ambassadors Group, Inc.                2,516
2,011    Bluegreen Corp. *                     31,915

                     See notes to the financial statements.

                            EVOLUTION SMALL CAP FUND
                      SCHEDULE OF INVESTMENTS (continued)
                         FEBRUARY 28, 2006 (UNAUDITED)

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
Hotels Restaurants & Leisure - 2.2% (Continued)
  263    Bob Evans Farms, Inc.             $    7,672
   79    CEC Entertainment, Inc. *              2,572
   79    IHOP Corp.                             4,021
  529    Life Time Fitness, Inc. *             22,197
  824    Monarch Casino & Resort, Inc.
           *                                   22,091
  382    Papa John's International,
           Inc. *                              12,568
   53    P.F. Chang's China Bistro,
           Inc. *                               2,562
  656    Shuffle Master, Inc. *                17,141
                                           ----------
                                              125,255
                                           ----------
Household Durables - 2.0%
1,313    Blyth, Inc.                           29,254
  268    Brookfield Homes Corp.                13,322
  162    Furniture Brands
           International, Inc.                  4,005
1,521    Orleans Homebuilders, Inc.            29,720
1,387    Technical Olympic USA, Inc.           29,377
  126    William Lyon Homes, Inc. *            10,722
                                           ----------
                                              116,400
                                           ----------
Household Products - 0.1%
  270    WD-40 Company                          8,243
                                           ----------

Industrial Conglomerates - 0.4%
  715    Raven Industries, Inc.                25,225
                                           ----------

Information Retrieval Services - 0.4%
  382    Bankrate, Inc. *                      13,809
  180    Nutri/System, Inc. *                   7,735
                                           ----------
                                               21,544
                                           ----------
Insurance - 2.4%
1,034    American Equity Investment
           Life Holding Company                13,845
  481    Crawford & Co.                         2,915
  317    FBL Financial Group,
           Inc. - Class A                      10,848
  207    Harleysville Group, Inc.               5,450
  616    Independence Holding Co.              13,706
  348    Infinity Property & Casualty
           Corp.                               13,802
  961    The Phoenix Cos., Inc.                13,790
  257    Presidential Life Corp.                5,631
   47    RLI Corp.                              2,478
  103    Selective Insurance Group              5,585
1,110    State Auto Financial Corp.            36,164

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
Insurance - 2.4% (Continued)
   58    Triad Guaranty, Inc. *            $    2,633
  209    Zenith National Insurance
           Corp.                               10,763
                                           ----------
                                              137,610
                                           ----------
Internet & Catalog Retail - 0.2%
   96    Blair Corp.                            3,960
  223    Priceline.com, Inc. *                  5,475
                                           ----------
                                                9,435
                                           ----------
Internet Software & Services - 5.1%
  286    aQuantive, Inc. *                      7,605
1,350    Arbinet-thexchange, Inc. *             8,586
2,398    Ariba, Inc. *                         24,460
  359    Blue Coat Systems, Inc. *              7,621
  547    Click Commerce, Inc. *                13,795
  370    Digital River, Inc. *                 13,927
1,092    Earthlink, Inc. *                     10,833
6,576    Entrust, Inc. *                       24,331
5,908    Globetel Communications Corp.
           *                                   17,429
1,576    Infospace, Inc. *                     37,997
  311    j2 Global Communications, Inc.
           *                                   13,560
1,449    RealNetworks, Inc. *                  11,389
  639    Sohu.com, Inc. *                      13,438
1,159    United Online, Inc.                   13,919
  790    ValueClick, Inc. *                    13,833
  505    WebEx Communications, Inc. *          14,079
4,338    webMethods, Inc. *                    32,275
  226    Websense, Inc. *                      13,969
                                           ----------
                                              293,046
                                           ----------
IT Services - 0.8%
  155    Acxiom Corp.                           4,011
  182    CSG Systems International,
           Inc. *                               4,000
  148    Startek, Inc.                          2,916
  789    Syntel, Inc.                          13,413
  405    Tyler Technologies, Inc. *             4,014
  667    Verifone Holdings, Inc. *             17,609
                                           ----------
                                               45,963
                                           ----------
Leisure Equipment & Products - 0.6%
1,205    Arctic Cat, Inc.                      28,920
  142    RC2 Corp. *                            5,116
                                           ----------
                                               34,036
                                           ----------
Machinery - 7.0%
2,063    Alamo Group, Inc.                     49,223
  684    Applied Industrial
           Technologies, Inc.                  29,262

                     See notes to the financial statements.

                            EVOLUTION SMALL CAP FUND
                      SCHEDULE OF INVESTMENTS (continued)
                         FEBRUARY 28, 2006 (UNAUDITED)

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
Machinery - 7.0%(Continued)
  976    A.S.V., Inc. *                    $   31,408
  349    Barnes Group, Inc.                    13,395
  261    Cascade Corp.                         13,535
   74    Clarcor, Inc.                          2,505
  346    Crane Co.                             13,318
  122    Freightcar America, Inc.               8,601
  888    Gehl Co. *                            29,384
  413    Kennametal, Inc.                      24,152
1,039    Lawson Products, Inc.                 36,770
  120    Lincoln Electric Holdings,
           Inc.                                 5,539
   27    Middleby Corp. *                       2,557
  947    Nordson Corp.                         47,274
  691    Reliance Steel & Aluminum Co.         56,932
  907    Watts Water Technologies,
           Inc. - Class A                      32,452
                                           ----------
                                              396,307
                                           ----------
Marine - 0.4%
  262    Kirby Corp. *                         16,061
  248    Maritrans, Inc.                        5,644
                                           ----------
                                               21,705
                                           ----------
Media - 1.5%
   66    Arbitron, Inc.                         2,587
  181    Entercom Communications Corp.          5,099
  270    Lin TV Corp. *                         2,519
  588    Media General, Inc. - Class A         29,459
1,671    Regent Communications, Inc. *          7,636
  145    Valassis Communications, Inc.
           *                                    3,995
  869    Value Line, Inc.                      29,416
  196    World Wrestling Entertainment,
           Inc.                                 2,930
                                           ----------
                                               83,641
                                           ----------
Metal Heat Treating - 0.1%
  235    Dynamic Materials Corp.                7,685
                                           ----------
Metals & Mining - 4.1%
2,151    AK Steel Holding Corp. *              23,876
  299    Chaparral Steel Co. *                 13,697
  101    Cleveland-Cliffs, Inc.                 8,691
  646    Commercial Metals Co.                 29,257
  362    Oregon Steel Mills, Inc. *            13,713
   81    Quanex Corp.                           5,028
  545    Ryerson Tull, Inc.                    13,756
  612    Schnitzer Steel Industries,
           Inc. - Class A                      19,033

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
Metals & Mining - 4.1% (Continued)
1,022    Steel Dynamics, Inc.              $   47,012
  687    Steel Technologies, Inc.              18,954
  188    Titanium Metals Corp. *                7,712
  234    USEC, Inc.                             2,911
1,503    Worthington Industries, Inc.          29,459
                                           ----------
                                              233,099
                                           ----------
Multiline Retail - 0.5%
  594    Conn's, Inc. *                        22,127
  552    Fred's, Inc.                           7,711
                                           ----------
                                               29,838
                                           ----------
Nitrogenous Fertilizers - 0.3%
1,496    Ionatron, Inc. *                      17,144
                                           ----------
Oil & Gas - 2.0%
  411    Berry Petroleum Co. - Class A         27,763
  323    Cimarex Energy Co.                    13,779
   90    Edge Petroleum Corp. *                 2,515
  297    Frontier Oil Corp.                    13,736
  227    Giant Industries, Inc. *              13,211
  374    Holly Corp.                           22,328
  586    KCS Energy, Inc. *                    13,830
  446    Parallel Petroleum Corp. *             7,586
                                           ----------
                                              114,748
                                           ----------

Personal Credit Institutions - 0.1%
  210    Advance America Cash Advance
           Centers, Inc.                        2,921
                                           ----------

Personal Products - 1.1%
  236    Nature's Sunshine Products,
           Inc.                                 4,005
  627    Parlux Fragrances, Inc. *             21,688
1,286    Playtex Products, Inc. *              13,503
  514    USANA Health Sciences, Inc. *         22,179
                                           ----------
                                               61,375
                                           ----------
Pharmaceuticals - 1.4%
  396    Amylin Pharmaceuticals, Inc. *        17,179
1,006    AVANIR Pharmaceuticals - Class
           A *                                 17,243
  883    Hi-tech Pharmacal, Inc. *             21,757
  557    New River Pharmaceuticals,
           Inc. *                              17,033
1,493    SuperGen, Inc. *                       7,599
                                           ----------
                                               80,811
                                           ----------

                     See notes to the financial statements.

                            EVOLUTION SMALL CAP FUND
                      SCHEDULE OF INVESTMENTS (continued)
                         FEBRUARY 28, 2006 (UNAUDITED)

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
Radiotelephone Communications - 0.2%
  298    USA Mobility, Inc.                $    8,588
                                           ----------

Real Estate Investment Trusts - 1.3%
   30    Alexandria Real Estate
           Equities, Inc.                       2,641
   75    Capital Trust, Inc. - Class A          2,535
   39    Consolidated-Tomoka Land Co.           2,535
  506    Equity Lifestyle Properties,
           Inc.                                24,131
  286    Getty Realty Corp.                     8,108
  679    IMPAC Mortgage Holdings, Inc.          5,642
  157    Jones Lang LaSalle, Inc.              10,626
  442    Saul Centers, Inc.                    17,145
   50    Sovran Self Storage, Inc.              2,600
                                           ----------
                                               75,963
                                           ----------
Refuse Systems - 0.2%
  455    American Ecology Corp.                 8,654
                                           ----------

Retail-Home Furnishings - 0.1%
  278    Pier 1 Imports, Inc.                   2,927
                                           ----------

Road & Rail - 1.3%
  330    Amerco, Inc. *                        29,317
1,566    Covenant Transport,
           Inc. - Class A *                    24,273
   56    Genesee & Wyoming, Inc. *              2,562
  833    Knight Transportation, Inc.           16,485
  230    U.S. Xpress Enterprises,
           Inc. - Class A *                     3,924
                                           ----------
                                               76,561
                                           ----------
Semiconductor & Semiconductor Equipment - 4.0%
  171    ADE Corp. *                            5,657
  733    Diodes, Inc. *                        27,693
  490    Evergreen Solar, Inc. *                7,639
  503    Hittite Microwave Corp. *             13,898
  340    MKS Instruments, Inc. *                7,602
  220    Netlogic Microsystems, Inc. *          7,777
1,697    Omnivision Technologies, Inc.
           *                                   43,274
1,282    Sigmatel, Inc. *                      13,782
  285    Silicon Laboratories, Inc. *          13,674
5,321    Silicon Storage Technology,
           Inc. *                              24,051
  444    Tessera Technologies, Inc. *          13,866
10,147   Transwitch Corp. *                    17,250
  859    Trident Microsystems, Inc. *          24,000
  389    Zoran Corp. *                          7,694
                                           ----------
                                              227,857
                                           ----------

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
Software - 3.1%
  355    Ansoft Corp. *                    $   13,905
  582    Ansys, Inc. *                         27,599
1,452    Concur Technologies, Inc. *           22,012
  353    Factset Research Systems, Inc.        13,820
  549    JDA Software Group, Inc. *             7,538
  176    MicroStrategy, Inc. - Class A
           *                                   16,136
  871    Quality Systems, Inc.                 60,291
  242    Talx Corp.                             7,734
  317    THQ, Inc. *                            7,608
                                           ----------
                                              176,643
                                           ----------
Specialty Retail - 2.9%
  212    The Buckle, Inc.                       8,109
  317    Burlington Coat Factory
           Warehouse Corp.                     14,278
  799    Cache, Inc. *                         13,887
  213    Guess?, Inc. *                         7,708
  436    Hibbett Sporting Goods, Inc. *        13,987
  418    Lithia Motors, Inc.                   13,393
  297    Monro Muffler, Inc.                   10,745
  583    Pacific Sunwear Of California,
           Inc. *                              13,881
  407    The Pantry, Inc. *                    24,082
  505    Sonic Automotive, Inc.                13,377
  137    Stage Stores, Inc.                     3,995
  392    Tractor Supply Co. *                  24,767
                                           ----------
                                              162,209
                                           ----------
Telecommunication Services - 0.3%
  188    Golden Telecom, Inc.                   5,636
  297    NeuStar, Inc. - Class A *              8,554
                                           ----------
                                               14,190
                                           ----------
Textiles, Apparel & Luxury Goods - 4.1%
  819    Fossil, Inc. *                        13,939
1,763    Kenneth Cole Productions, Inc.        48,500
1,101    K-Swiss, Inc. - Class A               32,127
  872    Movado Group, Inc.                    19,010
1,339    Perry Ellis International,
           Inc. *                              29,471
  610    Under Armour, Inc. - Class A *        17,196
1,449    UniFirst Corp.                        48,556
1,105    Weyco Group, Inc.                     21,316
  115    Wolverine World Wide, Inc.             2,537
                                           ----------
                                              232,652
                                           ----------
Thrifts & Mortgage Finance - 2.0%
  389    Commercial Capital Bancorp,
           Inc.                                 5,574
   93    Corus Bankshares, Inc.                 5,585

                     See notes to the financial statements.

                            EVOLUTION SMALL CAP FUND
                      SCHEDULE OF INVESTMENTS (continued)
                         FEBRUARY 28, 2006 (UNAUDITED)

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
Thrifts & Mortgage Finance - 2.0%(Continued)
  263    Doral Financial Corp.             $    2,935
  104    First Defiance Financial Corp.         2,869
  397    First Niagara Financial Group,
           Inc.                                 5,594
  575    First Place Financial Corp.           13,737
  405    FirstFed Financial Corp. *            24,304
1,566    Flagstar Bancorp, Inc.                24,195
  189    Provident Financial Holdings,
           Inc.                                 5,632
  669    TierOne Corp.                         22,077
                                           ----------
                                              112,502
                                           ----------
Tobacco - 0.1%
   72    Universal Corp.                        2,928
                                           ----------

Trading Companies & Distributors - 0.2%
  153    Watsco, Inc.                          10,652
                                           ----------

Trucking - 0.2%
  366    USA Truck, Inc. *                     10,771
                                           ----------
Wireless Telecommunication Services - 0.3%
1,791    Ubiquitel, Inc. *                     17,498
                                           ----------
         TOTAL COMMON STOCKS
           (Cost $5,242,604)               $5,264,937
                                           ----------

INVESTMENT COMPANIES - 6.4%
3,678    iShares Morningstar Small Core
           Index Fund                      $  286,884
1,364    iShares Russell Microcap Index
           Fund                                76,521
                                           ----------
         TOTAL INVESTMENT COMPANIES
           (Cost $364,282)                 $  363,405
                                           ----------

----------------------------------------------------------
FACE
AMOUNT                                           VALUE
----------------------------------------------------------
SHORT-TERM INVESTMENTS - 7.5%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.1%
$349,959   Federal Home Loan Bank
             Discount Note, 2.65%,
             03/01/2006
             (Cost $349,959)                $  349,959

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
 MONEY MARKET FUND - 1.4%
81,933   Fidelity Institutional Money
           Market Portfolio
           (Cost $81,933)                  $   81,933
                                           ----------
         TOTAL SHORT-TERM INVESTMENTS
           (Cost $431,892)                 $  431,892
                                           ----------
         TOTAL INVESTMENTS
           (Cost $6,038,778) - 106.4%      $6,060,234
         Liabilities in Excess of Other
           Assets - (6.4)%                   (365,538)
                                           ----------
         TOTAL NET ASSETS - 100.0%         $5,694,696
                                           ==========

Percentages are calculated as a percent of net assets.

* Non-income producing security.

                     See notes to the financial statements.

                          EVOLUTION TOTAL RETURN FUND
                            SCHEDULE OF INVESTMENTS

                         FEBRUARY 28, 2006 (UNAUDITED)

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
COMMON STOCKS - 70.6%
Aerospace & Defense - 0.4%
  476    Kaman Corp.                       $   10,810
  157    Northrop Grumman Corp.                10,064
                                           ----------
                                               20,874
                                           ----------
Air Freight & Logistics - 0.9%
  815    C.H. Robinson Worldwide, Inc.         36,528
  170    United Parcel Service, Inc. --
           Class B                             12,701
                                           ----------
                                               49,229
                                           ----------
Auto Components - 0.3%
   64    Bandag, Inc.                           2,737
  105    Modine Manufacturing Co.               2,945
  466    Superior Industries
           International, Inc.                 10,043
                                           ----------
                                               15,725
                                           ----------
Automobiles - 1.1%
3,616    Ford Motor Co.                        28,820
1,437    General Motors Corp.                  29,185
                                           ----------
                                               58,005
                                           ----------
Beverages - 0.6%
  152    Anheuser-Busch Companies,
           Inc.                                 6,314
  183    Brown-Forman Corp. -- Class B         12,876
  216    PepsiCo, Inc.                         12,768
                                           ----------
                                               31,958
                                           ----------
Capital Markets - 0.8%
  159    Federated Investors, Inc.              6,183
  771    SWS Group, Inc.                       18,789
  816    Waddell & Reed Financial,
           Inc.                                19,005
                                           ----------
                                               43,977
                                           ----------
Chemicals - 5.6%
1,727    A. Schulman, Inc.                     40,464
  762    Ashland, Inc.                         49,736
  514    Cabot Corp.                           19,028
1,448    The Dow Chemical Co.                  62,307
  719    EI Du Pont de Nemours & Co.           28,933
  369    International Flavors &
           Fragrances, Inc.                    12,778
  145    Lubrizol Corp.                         6,273
1,436    Lyondell Chemical Co.                 30,041
  549    Monsanto Co.                          46,050
  256    Rohm & Haas Co.                       12,736
                                           ----------
                                              308,346
                                           ----------

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
Commercial Banks - 8.3%
  633    Bank of America Corp.             $   29,023
  733    BB&T Corp.                            28,975
  702    Central Pacific Financial
           Corp.                               25,974
  904    Chittenden Corp.                      26,026
  347    City National Corp.                   26,358
  748    Fifth Third Bancorp                   28,910
  777    KeyCorp                               28,959
  827    National City Corp.                   28,780
  203    PNC Financial Services Group          14,281
  832    Regions Financial Corp.               28,937
  400    SunTrust Banks, Inc.                  28,948
  930    Synovus Financial Corp.               26,365
  936    US Bancorp                            28,932
  511    Wachovia Corp.                        28,652
1,355    Whitney Holding Corp.                 46,382
  796    Wilmington Trust Corp.                34,077
                                           ----------
                                              459,579
                                           ----------
Commercial Services & Supplies - 3.0%
1,341    Avery Dennison Corp.                  80,460
  827    CPI Corp.                             14,514
  854    RR Donnelley & Sons Co.               28,745
  864    The Standard Register Co.             14,187
  754    Waste Management, Inc.                25,078
                                           ----------
                                              162,984
                                           ----------
Computers & Peripherals - 0.8%
1,415    Hewlett-Packard Co.                   46,426
                                           ----------

Construction Materials - 2.5%
  222    Florida Rock Industries, Inc.         12,789
  653    Martin Marietta Materials,
           Inc.                                63,668
  807    Vulcan Materials Co.                  63,753
                                           ----------
                                              140,210
                                           ----------
Containers & Packaging - 1.5%
2,138    Bemis Co.                             64,097
  442    Temple-Inland, Inc.                   18,860
                                           ----------
                                               82,957
                                           ----------
Electric Utilities - 1.6%
   96    Alliant Energy Corp.                   3,177
  366    Entergy Corp.                         26,539
  250    Exelon Corp.                          14,277
  563    Great Plains Energy, Inc.             15,989
   93    Green Mountain Power Corp.             2,623

                     See notes to the financial statements.

                          EVOLUTION TOTAL RETURN FUND
                      SCHEDULE OF INVESTMENTS (continued)
                         FEBRUARY 28, 2006 (UNAUDITED)

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
Electric Utilities - 1.6% (Continued)
  436    IDACORP, Inc.                     $   14,362
  135    Puget Energy, Inc.                     2,911
  196    WPS Resources Corp.                   10,300
                                           ----------
                                               90,178
                                           ----------
Electrical Equipment - 4.7%
  478    Acuity Brands, Inc.                   18,876
1,878    A.O. Smith Corp.                      86,951
  587    Baldor Electric Co.                   18,931
  407    Cooper Industries Ltd. - Class
           A (+)                               34,066
1,096    Emerson Electric Co.                  89,664
   64    Hubbell, Inc. - Class B                2,974
  313    Woodward Governor Co.                 10,063
                                           ----------
                                              261,525
                                           ----------
Electronic Equipment & Instruments - 0.1%
  290    Technitrol, Inc.                       6,345
                                           ----------

Energy - 0.5%
  299    Sempra Energy                         14,304
  354    Wisconsin Energy Corp.                14,468
                                           ----------
                                               28,772
                                           ----------
Energy Equipment & Services - 0.3%
  336    Tidewater, Inc.                       17,556
                                           ----------
Financial Services - 0.5%
  624    Citigroup, Inc.                       28,935
                                           ----------

Food & Staples Retailing - 0.2%
  337    Nash Finch Co.                        10,447
                                           ----------
Food Products - 3.5%
  551    Archer-Daniels-Midland Co.            17,478
  204    Campbell Soup Co.                      6,351
1,376    ConAgra Foods, Inc.                   28,937
  129    General Mills, Inc.                    6,353
  771    H.J. Heinz Co.                        29,198
   65    The J.M. Smucker Co.                   2,569
  735    Kellogg Co.                           32,568
  222    Lancaster Colony Corp.                 8,911
1,510    Lance, Inc.                           32,827
1,626    Sara Lee Corp.                        28,731
                                           ----------
                                              193,923
                                           ----------

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
Gas Utilities - 0.3%
   78    KeySpan Corp.                     $    3,178
  342    WGL Holdings, Inc.                    10,534
                                           ----------
                                               13,712
                                           ----------
Hotels Restaurants & Leisure - 0.3%
  474    McDonald's Corp.                      16,547
                                           ----------

Household Durables - 3.7%
  395    Blyth, Inc.                            8,800
1,994    Ethan Allen Interiors, Inc.           81,176
  254    Furniture Brands
           International, Inc.                  6,279
  638    La-Z-Boy, Inc.                        10,176
  380    Leggett & Platt, Inc.                  8,922
  609    National Presto Industries,
           Inc.                                26,644
1,162    Newell Rubbermaid, Inc.               28,899
  705    The Stanley Works                     35,349
                                           ----------
                                              206,245
                                           ----------
Household Products - 0.7%
  103    Clorox Co.                             6,278
  106    Kimberly-Clark Corp.                   6,273
  919    WD-40 Co.                             28,057
                                           ----------
                                               40,608
                                           ----------
Industrial Conglomerates - 0.5%
  394    3M Co.                                28,995
                                           ----------

Insurance - 1.9%
1,569    Arthur J. Gallagher & Co.             46,270
  338    Fidelity National Financial,
           Inc.                                12,763
  898    Horace Mann Educators Corp.           16,748
  310    Selective Insurance Group             16,808
  197    Zenith National Insurance
           Corp.                               10,145
                                           ----------
                                              102,734
                                           ----------
IT Services - 0.4%
1,112    Startek, Inc.                         21,906
                                           ----------

Leisure Equipment & Products - 0.7%
1,716    Mattel, Inc.                          28,915
  203    Polaris Industries, Inc.              10,160
                                           ----------
                                               39,075
                                           ----------
Machinery - 4.3%
  246    Applied Industrial
           Technologies, Inc.                  10,524
  375    Barnes Group, Inc.                    14,392
1,494    Caterpillar, Inc.                    109,182

                     See notes to the financial statements.

                          EVOLUTION TOTAL RETURN FUND
                      SCHEDULE OF INVESTMENTS (continued)
                         FEBRUARY 28, 2006 (UNAUDITED)

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
Machinery - 4.3% (Continued)
  160    Crane Co.                         $    6,158
  611    Deere & Co.                           46,601
  177    Harsco Corp.                          14,121
   67    Lawson Products, Inc.                  2,371
  255    Nordson Corp.                         12,730
  656    Timken Co.                            18,814
                                           ----------
                                              234,893
                                           ----------
Media - 2.2%
  291    Belo Corp. - Class A                   6,181
2,013    Lee Enterprises, Inc.                 70,355
  423    The McGraw-Hill Companies,
           Inc.                                22,457
  222    New York Times Co. - Class A           6,265
  522    Tribune Co.                           15,973
  189    Westwood One, Inc.                     2,107
                                           ----------
                                              123,338
                                           ----------
Metals & Mining - 0.7%
  520    AMCOL International Corp.             14,357
  509    Freeport-McMoRan Copper &
           Gold, Inc. - Class B                25,771
                                           ----------
                                               40,128
                                           ----------
Multi-Utilities & Unregulated Power - 1.6%
1,968    National Fuel Gas Co.                 63,724
  343    ONEOK, Inc.                           10,493
  206    Public Service Enterprise
           Group, Inc.                         14,294
                                           ----------
                                               88,511
                                           ----------
Oil & Gas - 1.8%
   48    Chevron Corp.                          2,711
   43    ConocoPhillips                         2,621
  606    Exxon Mobil Corp.                     35,978
  155    Kinder Morgan, Inc.                   14,381
  446    Marathon Oil Corp.                    31,488
  139    Occidental Petroleum Corp.            12,724
                                           ----------
                                               99,903
                                           ----------
Paper & Forest Products - 0.8%
  880    International Paper Co.               28,837
  244    Weyerhaeuser Co.                      16,663
                                           ----------
                                               45,500
                                           ----------

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
Pharmaceuticals - 1.9%
   66    Abbott Laboratories               $    2,916
1,252    Bristol-Myers Squibb Co.              28,921
  624    Johnson & Johnson                     35,974
1,007    Merck & Co., Inc.                     35,104
                                           ----------
                                              102,915
                                           ----------
Real Estate Investment Trusts - 3.6%
  357    AMB Property Corp.                    19,153
  400    Archstone-Smith Trust                 18,960
1,812    Commercial Net Lease Realty           41,223
  410    Essex Property Trust, Inc.            40,856
  256    Kilroy Realty Corp.                   19,154
  258    New Century Financial Corp.            9,998
  444    Rayonier, Inc.                        19,136
  225    Regency Centers Corp.                 14,513
  174    Simon Property Group, Inc.            14,437
                                           ----------
                                              197,430
                                           ----------
Road & Rail - 1.2%
  810    Burlington Northern Santa Fe
           Corp.                               63,698
                                           ----------

Specialty Retail - 1.4%
  399    Claire's Stores, Inc.                 12,784
1,871    Movie Gallery, Inc.                    5,968
3,535    PEP Boys-Manny, Moe & Jack            55,500
   57    The Sherwin-Williams Co.               2,596
                                           ----------
                                               76,848
                                           ----------
Telecommunication Services - 3.5%
4,916    AT&T, Inc.                           135,632
  919    BellSouth Corp.                       29,022
  851    Verizon Communications, Inc.          28,679
                                           ----------
                                              193,333
                                           ----------
Textiles, Apparel & Luxury Goods - 0.3%
  410    Kellwood Co.                          10,553
  139    Oxford Industries, Inc.                6,364
                                           ----------
                                               16,917
                                           ----------
Thrifts & Mortgage Finance - 0.5%
  678    Washington Mutual, Inc.               28,951
                                           ----------

Tobacco - 0.6%
  320    Reynolds American, Inc.               33,968
                                           ----------

                     See notes to the financial statements.

                          EVOLUTION TOTAL RETURN FUND
                      SCHEDULE OF INVESTMENTS (continued)
                         FEBRUARY 28, 2006 (UNAUDITED)

---------------------------------------------------------
SHARES                                          VALUE
---------------------------------------------------------
Trading Companies & Distributors - 0.5%
  380    MSC Industrial Direct Co.,
           Inc. - Class A                  $   18,000
  151    Watsco, Inc.                          10,513
                                           ----------
                                               28,513
                                           ----------
         TOTAL COMMON STOCKS
           (Cost $3,845,342)               $3,902,619
                                           ----------

INVESTMENT COMPANIES - 25.5%
2,609    iShares DJ Select Dividend
           Index Fund                      $  165,149
1,416    iShares GS$ InvesTop Corporate
           Bond Fund                          152,291
  757    iShares Lehman 1-3 Year
           Treasury Bond Fund                  60,643
4,017    iShares Lehman 20+ Year
           Treasury Bond Fund                 366,833
  928    iShares Lehman Aggregate Bond
           Fund                                93,236
1,194    iShares Lehman US Treasury
           Inflation Protected
           Securities Fund                    122,803
20,828   PowerShares High Yield Equity
           Dividend Achievers Portfolio       313,878
8,277    PowerShares International
           Dividend Achievers Portfolio       134,667
                                           ----------
         TOTAL INVESTMENT COMPANIES
           (Cost $1,401,790)               $1,409,500
                                           ----------

----------------------------------------------------------
FACE
AMOUNT                                           VALUE
----------------------------------------------------------
SHORT-TERM INVESTMENTS - 4.2%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.6%
$200,000   Federal Home Loan Bank
             Discount Note, 2.65%,
             03/01/2006
             (Cost $200,000)                $  200,000

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
MONEY MARKET FUND - 0.6%
 34,712   Fidelity Institutional Money
            Market Portfolio (Cost
            $34,712)                        $   34,712
                                            ----------
          TOTAL SHORT-TERM INVESTMENTS
            (Cost $234,712)                 $  234,712
                                            ----------
          TOTAL INVESTMENTS (Cost
            $5,481,844) - 100.3%            $5,546,831
          Liabilities in Excess of Other
            Assets - (0.3)%                    (18,229)
                                            ----------
          TOTAL NET ASSETS - 100.0%         $5,528,602
                                            ==========

Percentages are calculated as a percent of net assets.

(+) Foreign security trading on U.S. exchange.

                     See notes to the financial statements.

                          EVOLUTION TOTAL RETURN FUND
                    SCHEDULE OF SHORT EQUITY SWAP CONTRACTS

                         FEBRUARY 28, 2006 (UNAUDITED)

                                                                                   TERMINATION       UNREALIZED
COUNTERPARTY                     REFERENCE ENTITY              # OF CONTRACTS         DATE          APPRECIATION
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs & Co.      iShares Lehman 20+ Year Treasury          2,000           03/01/2007           $90
                                                                                                        ===

                     See notes to the financial statements.

                STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
                               FEBRUARY 28, 2006

                                                              EVOLUTION MANAGED     EVOLUTION ALL-CAP
                                                                  BOND FUND            EQUITY FUND
                                                              -----------------     -----------------
ASSETS:
Investments, at market value (Note 2).......................     $54,446,525          $108,274,707
Receivable for Fund shares sold.............................          13,336               415,774
Receivable for investments sold.............................         928,399             4,764,985
Unrealized appreciation on swaps............................           2,457                    --
Dividends and interest receivable...........................           6,960                88,166
Deposit at broker for swaps.................................       1,677,057                    --
Other assets................................................          12,558                15,926
                                                                 -----------          ------------
    Total Assets............................................      57,087,292           113,559,558
                                                                 -----------          ------------
LIABILITIES:
Payable for investments purchased...........................         567,214             6,804,914
Payable for Fund shares redeemed............................          47,686                 8,568
Payable to Advisor..........................................          13,763                46,157
Payable to Custodian........................................             816                    --
Accrued distribution expenses...............................           9,710                18,272
Accrued expenses and other liabilities......................          41,913                62,232
                                                                 -----------          ------------
    Total Liabilities.......................................         681,102             6,940,143
                                                                 -----------          ------------
NET ASSETS..................................................     $56,406,190          $106,619,415
                                                                 ===========          ============
NET ASSETS CONSIST OF:
Capital stock...............................................     $58,699,123          $100,003,510
Accumulated undistributed net investment income (loss)......          84,431                84,113
Accumulated undistributed net realized gain (loss) on
  investments...............................................      (2,442,002)            3,209,627
Net unrealized appreciation (depreciation) on investments...          64,638             3,322,165
                                                                 -----------          ------------
    Total Net Assets........................................     $56,406,190          $106,619,415
                                                                 ===========          ============
CALCULATION OF NET ASSET VALUE PER SHARE -- INVESTOR CLASS:
Net assets..................................................     $56,406,190          $106,619,415
Shares outstanding (unlimited shares of beneficial interest
  authorized, no par value).................................       3,280,588             4,494,008
Net Asset Value, Redemption Price and Offering Price Per
  Share.....................................................     $     17.19          $      23.72
                                                                 ===========          ============
Cost of Investments.........................................     $54,384,344          $104,952,542
                                                                 ===========          ============

                     See notes to the financial statements.

                STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
                               FEBRUARY 28, 2006

                                                                EVOLUTION          EVOLUTION            EVOLUTION
                                                              LARGE CAP FUND     SMALL CAP FUND     TOTAL RETURN FUND
                                                              --------------     --------------     -----------------
ASSETS:
Investments, at market value (Note 2).......................    $5,775,835         $6,060,234          $5,546,831
Cash........................................................            --                 --                 163
Receivable for Fund shares sold.............................       122,130            122,948               9,960
Receivable for investments sold.............................        90,919            410,036             493,445
Unrealized appreciation on swaps............................            --                 --                  90
Dividends and interest receivable...........................         5,772              2,775               9,700
Other assets................................................        18,023             18,023              18,022
                                                                ----------         ----------          ----------
    Total Assets............................................     6,012,679          6,614,016           6,078,211
                                                                ----------         ----------          ----------
LIABILITIES:
Payable for investments purchased...........................       191,636            885,399             521,022
Payable for Fund shares redeemed............................         3,495              8,228               3,006
Payable to Advisor..........................................        12,519             12,284              12,733
Accrued distribution expenses...............................         1,124              1,113               1,097
Accrued expenses and other liabilities......................        12,125             12,296              11,751
                                                                ----------         ----------          ----------
    Total Liabilities.......................................       220,899            919,320             549,609
                                                                ----------         ----------          ----------
NET ASSETS..................................................    $5,791,780         $5,694,696          $5,528,602
                                                                ==========         ==========          ==========
NET ASSETS CONSIST OF:
Capital stock...............................................    $5,822,321         $5,835,960          $5,535,477
Accumulated undistributed net investment income (loss)......         2,445             (1,782)              6,978
Accumulated undistributed net realized gain (loss) on
  investments...............................................       (84,895)          (160,938)            (78,930)
Net unrealized appreciation (depreciation) on investments...        51,909             21,456              65,077
                                                                ----------         ----------          ----------
    Total Net Assets........................................    $5,791,780         $5,694,696          $5,528,602
                                                                ==========         ==========          ==========
CALCULATION OF NET ASSET VALUE PER SHARE - INVESTOR CLASS:
Net assets..................................................    $5,791,780         $5,694,696          $5,528,602
Shares outstanding (unlimited shares of beneficial interest
  authorized, no par value).................................       291,146            291,966             276,762
Net Asset Value, Redemption Price and Offering Price Per
  Share.....................................................    $    19.89         $    19.50          $    19.98
                                                                ==========         ==========          ==========
Cost of Investments.........................................    $5,723,926         $6,038,778          $5,481,844
                                                                ==========         ==========          ==========

                     See notes to the financial statements.

                      STATEMENTS OF OPERATIONS (UNAUDITED)
                       SIX MONTHS ENDED FEBRUARY 28, 2006

                                                              EVOLUTION MANAGED   EVOLUTION ALL-CAP
                                                                  BOND FUND          EQUITY FUND
                                                              -----------------   -----------------
INVESTMENT INCOME:
Dividend income (net of foreign withholding tax of $0 and
  $1,325, respectively).....................................     $   375,488         $  428,537
Interest income.............................................         149,928             75,519
                                                                 -----------         ----------
    Total investment income.................................         525,416            504,056
                                                                 -----------         ----------
EXPENSES:
Investment advisory fees....................................         127,111            227,389
Distribution expenses.......................................          31,778             56,847
Administration fees.........................................          10,227             10,380
Shareholder servicing fees..................................          26,894             48,151
Fund accounting fees........................................          12,619             17,281
Custody fees................................................           3,942              7,043
Federal and state registration..............................           9,806              9,949
Professional fees...........................................          14,147             17,838
Reports to shareholders.....................................           4,417              7,716
Directors' fees and expenses................................           1,701              3,038
Other.......................................................           2,503              6,182
                                                                 -----------         ----------
    Total expenses before waiver or recoupment of
      expenses..............................................         245,145            411,814
    Less: Waiver of expenses or recoupment from Advisor.....          (9,557)             8,129
                                                                 -----------         ----------
    Total expenses..........................................         235,588            419,943
                                                                 -----------         ----------
NET INVESTMENT INCOME (LOSS)................................         289,828             84,113
                                                                 -----------         ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments...............................................        (796,235)         4,183,460
  Futures...................................................        (142,408)                --
  Capital gain distributions from investment companies......           1,355                 --
                                                                 -----------         ----------
                                                                    (937,288)         4,183,460
                                                                 -----------         ----------
Change in unrealized appreciation (depreciation) on:
  Investments...............................................        (139,014)         2,379,973
  Swaps.....................................................           2,457                 --
                                                                 -----------         ----------
                                                                    (136,557)         2,379,973
                                                                 -----------         ----------
    Net realized and unrealized gain (loss) on
      investments...........................................      (1,073,845)         6,563,433
                                                                 -----------         ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................     $  (784,017)        $6,647,546
                                                                 ===========         ==========

                     See notes to the financial statements.

                      STATEMENTS OF OPERATIONS (UNAUDITED)
                         PERIOD ENDED FEBRUARY 28, 2006

                                                              EVOLUTION              EVOLUTION              EVOLUTION
                                                            LARGE CAP FUND         SMALL CAP FUND       TOTAL RETURN FUND
                                                         --------------------   --------------------   --------------------
                                                         January 31, 2006(1)    January 27, 2006(1)    January 26, 2006(1)
                                                         to February 28, 2006   to February 28, 2006   to February 28, 2006
                                                         --------------------   --------------------   --------------------
INVESTMENT INCOME:
Dividend income (net of foreign withholding tax of $57,
  $0 and $0, respectively).............................        $  7,799              $   3,078               $ 11,791
Interest income........................................           2,512                  2,931                  2,866
                                                               --------              ---------               --------
    Total investment income............................          10,311                  6,009                 14,657
                                                               --------              ---------               --------
EXPENSES:
Investment advisory fees...............................           4,495                  4,452                  4,388
Distribution expenses..................................           1,124                  1,113                  1,097
Administration fees....................................           3,338                  3,338                  3,338
Shareholder servicing fees.............................             963                    954                    940
Fund accounting fees...................................           4,956                  5,139                  4,612
Custody fees...........................................             137                    136                    134
Federal and state registration.........................           1,572                  1,572                  1,972
Professional fees......................................           2,750                  2,748                  2,746
Other..................................................             472                    471                    470
                                                               --------              ---------               --------
    Total expenses before waiver of expenses...........          19,807                 19,923                 19,697
    Less: Waiver of expenses from Advisor..............         (11,941)               (12,132)               (12,018)
                                                               --------              ---------               --------
    Total expenses.....................................           7,866                  7,791                  7,679
                                                               --------              ---------               --------
NET INVESTMENT INCOME (LOSS)...........................           2,445                 (1,782)                 6,978
                                                               --------              ---------               --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments..........................................         (84,895)              (160,938)               (78,930)
                                                               --------              ---------               --------
  Change in unrealized appreciation (depreciation) on:
  Investments..........................................          51,909                 21,456                 64,987
  Swaps................................................              --                     --                     90
                                                               --------              ---------               --------
                                                                 51,909                 21,456                 65,077
                                                               --------              ---------               --------
    Net realized and unrealized gain (loss) on
      investments......................................         (32,986)              (139,482)               (13,853)
                                                               --------              ---------               --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...........................................        $(30,541)             $(141,264)              $ (6,875)
                                                               ========              =========               ========

(1) Commencement of operations.

                     See notes to the financial statements.

                      STATEMENTS OF CHANGES IN NET ASSETS
                               FEBRUARY 28, 2006

                                                 EVOLUTION MANAGED BOND FUND          EVOLUTION ALL-CAP EQUITY FUND
                                             -----------------------------------   -----------------------------------
                                             Six Months Ended                      Six Months Ended
                                             February 28, 2006     Year Ended      February 28, 2006     Year Ended
                                                (Unaudited)      August 31, 2005      (Unaudited)      August 31, 2005
                                             -----------------   ---------------   -----------------   ---------------
OPERATIONS:
Net investment income (loss)...............    $    289,828       $    653,208       $     84,113       $   (224,546)
Net realized gain (loss) on investments
  sold.....................................        (938,643)           (98,666)         4,183,460          2,950,911
Capital gain distributions from regulated
  investment companies.....................           1,355            119,982                 --                 --
Change in net unrealized appreciation
  (depreciation) on investments............        (136,557)          (247,255)         2,379,973            674,856
                                               ------------       ------------       ------------       ------------
    Net increase (decrease) in net assets
      resulting from operations............        (784,017)           427,269          6,647,546          3,401,221
                                               ------------       ------------       ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR
  CLASS:
Net investment income......................        (339,520)          (677,094)                --                 --
Net realized gains.........................              --                 --         (1,478,085)                --
                                               ------------       ------------       ------------       ------------
    Total distributions....................        (339,520)          (677,094)        (1,478,085)                --
                                               ------------       ------------       ------------       ------------
CAPITAL SHARE TRANSACTIONS - INVESTOR
  CLASS:
Proceeds from shares sold..................      52,657,710         13,458,408        107,870,148         46,046,979
Proceeds from shares issued to holders in
  reinvestment of dividends................         339,520            677,094          1,478,085                 --
Cost of shares redeemed....................     (10,109,851)       (15,208,188)       (28,081,926)       (42,072,647)
                                               ------------       ------------       ------------       ------------
    Net increase (decrease) in net assets
      resulting from capital share
      transactions.........................      42,887,379         (1,072,686)        81,266,307          3,974,332
                                               ------------       ------------       ------------       ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS....      41,763,842         (1,322,511)        86,435,768          7,375,553
                                               ------------       ------------       ------------       ------------
NET ASSETS:
Beginning of period........................      14,642,348         15,964,859         20,183,647         12,808,094
                                               ------------       ------------       ------------       ------------
End of period..............................    $ 56,406,190       $ 14,642,348       $106,619,415       $ 20,183,647
                                               ============       ============       ============       ============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS), END OF PERIOD.............    $     84,431       $    134,123       $     84,113       $         --
                                               ------------       ------------       ------------       ------------

                     See notes to the financial statements.

                      STATEMENTS OF CHANGES IN NET ASSETS
                               FEBRUARY 28, 2006

                                                           EVOLUTION                EVOLUTION                EVOLUTION
                                                         LARGE CAP FUND           SMALL CAP FUND         TOTAL RETURN FUND
                                                     ----------------------   ----------------------   ----------------------
                                                     January 31, 2006(1) to   January 27, 2006(1) to   January 26, 2006(1) to
                                                       February 28, 2006        February 28, 2006        February 28, 2006
                                                          (Unaudited)              (Unaudited)              (Unaudited)
                                                     ----------------------   ----------------------   ----------------------
OPERATIONS:
Net investment income (loss).......................        $    2,445               $   (1,782)              $    6,978
Net realized gain (loss) on investments sold.......           (84,895)                (160,938)                 (78,930)
Net unrealized appreciation (depreciation) on
  investments......................................            51,909                   21,456                   65,077
                                                           ----------               ----------               ----------
    Net increase (decrease) in net assets resulting
      from operations..............................           (30,541)                (141,264)                  (6,875)
                                                           ----------               ----------               ----------
DISTRIBUTIONS TO SHAREHOLDERS - INVESTOR CLASS:
Net investment income..............................                --                       --                       --
Net realized gains.................................                --                       --                       --
                                                           ----------               ----------               ----------
    Total distributions............................                --                       --                       --
                                                           ----------               ----------               ----------
CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS:
Proceeds from shares sold..........................         5,940,136                5,960,075                5,664,831
Proceeds from shares issued to holders in
  reinvestment of dividends........................                --                       --                       --
Cost of shares redeemed............................          (117,815)                (124,115)                (129,354)
                                                           ----------               ----------               ----------
    Net increase (decrease) in net assets resulting
      from capital share transactions..............         5,822,321                5,835,960                5,535,477
                                                           ----------               ----------               ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS............         5,791,780                5,694,696                5,528,602
                                                           ----------               ----------               ----------
NET ASSETS:
Beginning of period................................                --                       --                       --
                                                           ----------               ----------               ----------
End of period......................................        $5,791,780               $5,694,696               $5,528,602
                                                           ==========               ==========               ==========
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME
  (LOSS), END OF PERIOD............................        $    2,445               $   (1,782)              $    6,978
                                                           ----------               ----------               ----------

(1) Commencement of operations.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                         EVOLUTION MANAGED BOND FUND
                          ---------------------------------------------------------
                                               INVESTOR CLASS
                          ---------------------------------------------------------
                          Six Months Ended
                          February 28, 2006     Year Ended       April 1, 2004(1)
                             (Unaudited)      August 31, 2005   to August 31, 2004
                          -----------------   ---------------   -------------------
PER SHARE DATA:
NET ASSET VALUE,
 BEGINNING OF PERIOD.....    $     18.20        $     18.73         $     20.00
                             -----------        -----------         -----------
INCOME (LOSS) FROM
 INVESTMENT OPERATIONS:
Net investment income
 (loss)(4)...............           0.19               0.86(8)             0.23(8)
Net realized and
 unrealized gain (loss)
 on investments(6).......          (0.86)             (0.41)              (1.50)
                             -----------        -----------         -----------
   Total from investment
     operations..........          (0.67)              0.45               (1.27)
                             -----------        -----------         -----------
LESS DISTRIBUTIONS:
Dividends from net
 investment income.......          (0.34)             (0.98)                 --
Distributions from
 realized gains..........             --                 --                  --
                             -----------        -----------         -----------
   Total distributions...          (0.34)             (0.98)                 --
                             -----------        -----------         -----------
NET ASSET VALUE, END OF
 PERIOD..................    $     17.19        $     18.20         $     18.73
                             ===========        ===========         ===========
TOTAL RETURN(7)..........        (3.74)%(2)           2.41%             (6.35)%(2)
SUPPLEMENTAL DATA AND
 RATIOS:
Net assets, end of
 period..................    $56,406,190        $14,642,348         $15,964,859
Ratio of net expenses to
 average net assets
 excluding short
 dividends:
 Before expense
   waiver/recoupment.....          1.93%(3)           2.09%               2.19%(3)
 After expense
   waiver/recoupment.....          1.85%(3)           2.00%               2.00%(3)
Ratio of net expenses to
 average net assets
 including short
 dividends:
 Before expense
   waiver/recoupment.....                             2.12%               2.46%(3)
 After expense
   waiver/recoupment.....                             2.03%               2.27%(3)
Ratio of net investment
 income (loss) to average
 net assets including
 short dividends:
 Before expense
   waiver/recoupment.....          2.20%(3)           4.54%               2.49%(3)
 After expense
   waiver/recoupment.....          2.28%(3)           4.63%(9)            2.68%(3,9)
Portfolio turnover
 rate(5).................           567%               941%                536%

                                         EVOLUTION ALL-CAP EQUITY FUND
                           ---------------------------------------------------------
                                                INVESTOR CLASS
                           ---------------------------------------------------------
                           Six Months Ended
                           February 28, 2006     Year Ended       April 1, 2004(1)
                              (Unaudited)      August 31, 2005   to August 31, 2004
                           -----------------   ---------------   -------------------
PER SHARE DATA:
NET ASSET VALUE,
 BEGINNING OF PERIOD.....    $      21.24        $     17.55         $     20.00
                             ------------        -----------         -----------
INCOME (LOSS) FROM
 INVESTMENT OPERATIONS:
Net investment income
 (loss)(4)...............            0.04              (0.23)              (0.09)
Net realized and
 unrealized gain (loss)
 on investments(6).......            3.16               3.92               (2.36)
                             ------------        -----------         -----------
   Total from investment
     operations..........            3.20               3.69               (2.45)
                             ------------        -----------         -----------
LESS DISTRIBUTIONS:
Dividends from net
 investment income.......              --                 --                  --
Distributions from
 realized gains..........           (0.72)                --                  --
                             ------------        -----------         -----------
   Total distributions...           (0.72)                --                  --
                             ------------        -----------         -----------
NET ASSET VALUE, END OF
 PERIOD..................    $      23.72        $     21.24         $     17.55
                             ============        ===========         ===========
TOTAL RETURN(7)..........          15.33%(2)          21.03%            (12.25)%(2)
SUPPLEMENTAL DATA AND
 RATIOS:
Net assets, end of
 period..................    $106,619,415        $20,183,647         $12,808,094
Ratio of net expenses to
 average net assets
 excluding short
 dividends:
 Before expense
   waiver/recoupment.....           1.81%(3)           1.97%               2.34%(3)
 After expense
   waiver/recoupment.....           1.85%(3)           2.00%               2.00%(3)
Ratio of net expenses to
 average net assets
 including short
 dividends:
 Before expense
   waiver/recoupment.....
 After expense
   waiver/recoupment.....
Ratio of net investment
 income (loss) to average
 net assets including
 short dividends:
 Before expense
   waiver/recoupment.....           0.41%(3)         (1.11)%             (1.55)%(3)
 After expense
   waiver/recoupment.....           0.37%(3)         (1.14)%             (1.21)%(3)
Portfolio turnover
 rate(5).................            536%             1,374%                558%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
    (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) All returns reflect reinvested dividends but do not reflect the impact of taxes.
(8) Net investment income (loss) before dividends on short positions for the period ended August 31, 2004 and the year ended August 31, 2005 were $0.23 and $0.18, respectively for the Evolution Managed Bond Fund.
(9) The net investment income (loss) ratio included dividends on short positions. The ratio excluding dividends on short positions for the period ended August 31, 2004 and the year ended August 31, 2005 were 2.95% and 4.66%, respectively for the Evolution Managed Bond Fund.
                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                                           EVOLUTION              EVOLUTION              EVOLUTION
                                                         LARGE CAP FUND         SMALL CAP FUND       TOTAL RETURN FUND
                                                      --------------------   --------------------   --------------------
                                                         INVESTOR CLASS         INVESTOR CLASS         INVESTOR CLASS
                                                      --------------------   --------------------   --------------------
                                                      January 31, 2006(1)    January 27, 2006(1)    January 26, 2006(1)
                                                      to February 28, 2006   to February 28, 2006   to February 28, 2006
                                                          (Unaudited)            (Unaudited)            (Unaudited)
                                                      --------------------   --------------------   --------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD................       $    20.00             $    20.00             $    20.00
                                                           ----------             ----------             ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4).....................             0.01                  (0.01)                  0.03
Net realized and unrealized gain (loss) on
  investments(6)....................................            (0.12)                 (0.49)                 (0.05)
                                                           ----------             ----------             ----------
  Total from investment operations..................            (0.11)                 (0.50)                 (0.02)
                                                           ----------             ----------             ----------
LESS DISTRIBUTIONS:
Dividends from net investment income................               --                     --                     --
Distributions from realized gains...................               --                     --                     --
                                                           ----------             ----------             ----------
  Total distributions...............................               --                     --                     --
                                                           ----------             ----------             ----------
NET ASSET VALUE, END OF PERIOD......................       $    19.89             $    19.50             $    19.98
                                                           ==========             ==========             ==========
TOTAL RETURN(7).....................................          (0.55)%(2)             (2.50)%(2)             (0.10)%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period...........................       $5,791,780             $5,694,696             $5,528,602
Ratio of net expenses to average net assets:
  Before expense waiver.............................            4.40%(3)               4.47%(3)               4.49%(3)
  After expense waiver..............................            1.75%(3)               1.75%(3)               1.75%(3)
Ratio of net investment income (loss) to average net
  assets:
  Before expense waiver.............................          (2.11)%(3)             (3.12)%(3)             (1.15)%(3)
  After expense waiver..............................            0.54%(3)             (0.40)%(3)               1.59%(3)
Portfolio turnover rate(5)..........................              85%                   135%                    94%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Net investment income (loss) per share represents net investment income
    (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities.
(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(7) All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

                     See notes to the financial statements.

                        POTOMAC EVOLUTION MANAGED FUNDS
                       NOTES TO THE FINANCIAL STATEMENTS
                         FEBRUARY 28, 2006 (UNAUDITED)

1. ORGANIZATION

Potomac Funds (the "Trust") was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 25 series of which five are included in this report, the Evolution Managed Bond Fund, the Evolution All-Cap Equity Fund (formerly the Evolution Managed Equity Fund), the Evolution Large Cap Fund, the Evolution Small Cap Fund and the Evolution Total Return Fund (each a "Fund" and collectively, the "Funds"). Each Fund is a "non-diversified" series of the Trust pursuant to the 1940 Act. The Evolution Large Cap Fund commenced operations on January 31, 2006, the Evolution Small Cap Fund commenced operations on January 27, 2006 and the Evolution Total Return Fund commenced operations on January 26, 2006.

The objective of the Evolution Managed Bond Fund is to seek the highest appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its assets (plus any borrowing for investment purposes) in fixed-income securities indirectly through securities that invest in or are a derivative of fixed-income securities, including exchange traded funds (ETFs) and closed end investment companies (collectively, fixed-income securities). The objective of the Evolution All-Cap Equity Fund is to seek the highest appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities either directly through individual stocks and American Depository Receipts (ADRs) or indirectly through securities that invest in or are a derivative of equity securities. The objective of the Evolution Large Cap Fund is to seek the highest appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its net assets (plus any borrowing for investment purposes) in large cap equity securities either directly through individual stocks and ADRs or indirectly through securities that invest in or are a derivative of equity securities. The objective of the Evolution Small Cap Fund is to seek the highest appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its net assets (plus any borrowing for investment purposes) in small cap equity securities either directly through individual stocks and ADRs or indirectly through securities that invest in or are a derivative of equity securities. The objective of the Evolution Total Return Fund is to seek high total return on an annual basis consistent with a high tolerance for risk by investing at least 80% of its net assets (plus any borrowing for investment purposes) directly in dividend paying equities or interest bearing fixed income securities (collectively, "income generating securities") or indirectly through securities that invest in or are a derivative of income generating securities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

  A) INVESTMENT VALUATION - Equity securities, over-the-counter ("OTC") securities, swap agreements, options, futures and options on futures are valued at their last sales prices, or if not available, the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price ("NOCP"). Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the "amortized" cost method. Other debt securities are valued by using the closing bid and asked prices provided by the Funds' pricing service or, if such prices are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Funds' pricing service does not provide a valuation for such securities, the Funds' pricing service provides a valuation that in the judgment of Rafferty Asset Management, LLC (the

"Adviser") does not represent fair value, or the Fund or the Adviser believes the market price is stale will be valued at fair value as determined by the Adviser under the supervision of the Board of Trustees.

  B) REPURCHASE AGREEMENTS - Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government securities. In connection with transactions in repurchase agreements, it is the Trust's policy that the Fund receive, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

  C) STOCK INDEX FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS - Each Fund may purchase and sell stock index futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

  D) SHORT POSITIONS - Each Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short positions may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily.

  E) RISKS OF OPTIONS, FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS AND SHORT POSITIONS - The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts and short positions.

  F) SWAP CONTRACTS - Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a "notional amount" (i.e. the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index or industry sector). The Fund's obligations are accrued daily (offset by any amounts owed to the Fund.)

In a "long" swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities or other underlying securities. The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund's custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as "unrealized gains or losses on swaps" and when cash is exchanged, the gain or loss is recorded as "realized gains or losses on swaps". Swap contracts are collateralized by the securities and cash of the Fund.

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security ("short" the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the value of the swap, plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure the Fund has under the swap contract. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying securities and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap contract in the event of default or bankruptcy of a swap contract counterparty.

  G) SECURITY TRANSACTIONS - Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

  H) FEDERAL INCOME TAXES - Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.

  I) INCOME AND EXPENSES - Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a portfolio are generally allocated among the Trust's series in proportion to their respective net assets.

  J) DISTRIBUTIONS TO SHAREHOLDERS - Each Fund generally pays dividends from substantially all of its net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. The Funds also may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

The tax character of distributions during the period ended February 28, 2006 and the year ended August 31, 2005 were as follows:

                                      EVOLUTION MANAGED BOND FUND          EVOLUTION ALL-CAP EQUITY FUND
                                  -----------------------------------   -----------------------------------
                                  Six Months Ended                      Six Months Ended
                                  February 28, 2006     Year Ended      February 28, 2006     Year Ended
                                     (Unaudited)      August 31, 2005      (Unaudited)      August 31, 2005
                                  -----------------   ---------------   -----------------   ---------------
Distributions paid from:
Ordinary Income.................      $339,520           $677,094          $1,457,641            $  --
Long-term capital gain..........            --                 --              20,444               --
                                      --------           --------          ----------            -----
     Total distributions paid...      $339,520           $677,094          $1,478,085            $  --
                                      ========           ========          ==========            =====

There were no distributions for the period ended February 28, 2006 for the Evolution Large Cap Fund, Evolution Small Cap Fund or the Evolution Total Return Fund.

As of August 31, 2005, the components of distributable earnings were as follows:

                                                            EVOLUTION MANAGED   EVOLUTION ALL-CAP
                                                                BOND FUND          EQUITY FUND
                                                            -----------------   -----------------
Cost basis of investments for federal income tax purposes      $14,661,960         $19,125,004
                                                               -----------         -----------
Unrealized Appreciation                                            242,245           1,050,407
Unrealized Depreciation                                           (307,386)           (714,358)
                                                               -----------         -----------
Net unrealized appreciation/(depreciation)                         (65,141)            336,049
                                                               -----------         -----------
Undistributed ordinary income/(loss)                               134,123           1,111,829
Undistributed long-term gain/(loss)                                     --                  --
                                                               -----------         -----------
Distributable earnings                                             134,123           1,111,829
                                                               -----------         -----------
Other accumulated gain/(loss)                                   (1,238,379)             (1,432)
                                                               -----------         -----------
Total accumulated gain/(loss)                                  $(1,169,397)        $ 1,446,446
                                                               ===========         ===========

  K) USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CAPITAL SHARE TRANSACTIONS

The capital share transactions for the Investor Class during the period ended February 28, 2006 and the year ended August 31, 2005 were as follows:

                                     EVOLUTION MANAGED BOND FUND            EVOLUTION ALL-CAP EQUITY FUND
                                -------------------------------------   -------------------------------------
                                Six Months Ended                        Six Months Ended
                                February 28, 2006      Year Ended       February 28, 2006      Year Ended
                                   (Unaudited)       August 31, 2005       (Unaudited)       August 31, 2005
                                -----------------   -----------------   -----------------   -----------------
Shares sold                        3,041,374             732,003            4,687,379           2,334,763
Shares issued to holders in
  reinvestment of dividends           19,346              36,811               66,882                  --
Shares redeemed                     (584,543)           (816,587)          (1,210,394)         (2,114,272)
                                    --------            --------           ----------          ----------
     Net increase (decrease)
       from capital share
       transactions                2,476,177             (47,773)           3,543,867             220,491
                                    ========            ========           ==========          ==========

                               EVOLUTION LARGE CAP FUND   EVOLUTION SMALL CAP FUND   EVOLUTION TOTAL RETURN FUND
                               ------------------------   ------------------------   ---------------------------
                                     Period Ended               Period Ended                Period Ended
                                 February 28, 2006(1)       February 28, 2006(2)        February 28, 2006(3)
                                     (Unaudited)                (Unaudited)                  (Unaudited)
                               ------------------------   ------------------------   ---------------------------
Shares sold                            297,094                    298,281                      283,261
Shares issued to holders in
  reinvestment of dividends                 --                         --                           --
Shares redeemed                         (5,948)                    (6,315)                      (6,499)
                                       -------                    -------                      -------
     Net increase (decrease)
       from capital share
       transactions                    291,146                    291,966                      276,762
                                       =======                    =======                      =======

(1) Commenced operations on January 31, 2006.
(2) Commenced operations on January 27, 2006.
(3) Commenced operations on January 26, 2006.

4. INVESTMENT TRANSACTIONS

During the period ended February 28, 2006, the aggregate purchases and sales of investments (excluding short-term investments) were:

                            EVOLUTION MANAGED   EVOLUTION ALL-CAP   EVOLUTION LARGE   EVOLUTION SMALL   EVOLUTION TOTAL
                                BOND FUND          EQUITY FUND         CAP FUND          CAP FUND         RETURN FUND
                            -----------------   -----------------   ---------------   ---------------   ---------------
Purchases                     $109,367,786        $337,427,474        $8,714,190        $10,299,583       $8,301,071
Sales                         $ 98,737,707        $257,075,895        $2,916,329        $ 4,526,677       $2,975,009

There were no purchases or sales of long-term U.S. Government securities during the period ended February 28, 2006.

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year any net capital losses incurred between November 1st and the end of their fiscal year.

At August 31, 2005, the Evolution All-Cap Equity Fund had post-October losses of $1,432.

At August 31, 2005, the Evolution Managed Bond Fund had a capital loss carryover of $1,238,379 that expires in 2013. This amount may be used to offset future capital gains. The Evolution All-Cap Equity Fund did not have a capital loss carryover.

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. U.S. generally accepted accounting principles requires permanent differences between financial reporting and tax reporting to be reclassified between various components of net assets. Permanent differences are primarily due to net operating losses and security transactions in real estate investment trusts.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund's average daily net assets. In addition, the Adviser has entered into sub-advisory agreements relating to the Funds whereby the sub-advisor will direct investment activities of the Funds. The Adviser pays, out of the management fees it receives from the Funds, a fee for these services. Additionally, the Adviser may waive additional fees it might otherwise normally charge the Funds. For the period ended February 28, 2006, the Adviser agreed to pay all operating expenses (excluding dividends on short positions), in excess of the annual cap on expenses presented below as applied to each Fund's average daily net assets. The Adviser may recover from the Funds the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such annual cap on expenses. For the period ended February 28, 2006, the Adviser paid the following expenses:

                            EVOLUTION MANAGED   EVOLUTION ALL-CAP   EVOLUTION LARGE   EVOLUTION SMALL   EVOLUTION TOTAL
                                BOND FUND          EQUITY FUND         CAP FUND          CAP FUND         RETURN FUND
                            -----------------   -----------------   ---------------   ---------------   ---------------
Annual Adviser rate                1.00%               1.00%               1.00%             1.00%             1.00%
Annual cap on expenses:            1.75%*              1.75%*              1.75%             1.75%             1.75%
Expenses paid in excess of
  annual cap on
  expenses -- 2006               $9,557              $   --             $11,941           $12,132           $12,018
Voluntary waiver -- 2006         $   --              $   --             $    --           $    --           $    --
Adviser expense waiver
  recovery -- 2006               $   --              $8,129             $    --           $    --           $    --

* For the period September 1, 2005 to December 29, 2005 the annual cap on expenses was 2.00% for the Evolution Managed Bond Fund and the Evolution All-Cap Equity Fund.

Recovering expenses subject to potential recovery expiring in:

                            EVOLUTION MANAGED   EVOLUTION ALL-CAP   EVOLUTION LARGE   EVOLUTION SMALL   EVOLUTION TOTAL
                                BOND FUND          EQUITY FUND         CAP FUND          CAP FUND         RETURN FUND
                            -----------------   -----------------   ---------------   ---------------   ---------------
2007                             $11,033              $  --             $    --           $    --           $    --
2008                             $12,784              $  --             $    --           $    --           $    --
2009                             $ 9,557              $  --             $11,941           $12,132           $12,018

The Board of Trustees has authorized the Funds to pay Rule 12b-1 fees equal to 0.25% of the Investor Class average daily net assets. Rafferty Capital Markets, LLC (the "Distributor") serves as principle underwriter of the Funds, and acts as the Funds' distributor in a continuous public offering of the Funds' shares. There were no Rule 12b-1 fees retained by the Distributor for the period ended February 28, 2006. The Distributor is an affiliate of the Adviser.

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. Each Fund's maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

                        POTOMAC EVOLUTION MANAGED FUNDS
                    APPROVAL OF INVESTMENT ADVISOR AGREEMENT
                                  (UNAUDITED)

OVERVIEW

The Board of Trustees, including the independent Trustees, approved the continuance of the Potomac Fund's Investment Advisory Agreement ("Agreement") with Rafferty Asset Management, LLC ("Rafferty") for certain funds discussed below. The Board of Trustees also considered the initial approval of Rafferty as adviser to certain other funds discussed below.

As part of the continuance and initial approval process, legal counsel to the Trust and the independent Trustees sent information request letters to Rafferty seeking certain relevant information. Responses by Rafferty were provided to the Trustees for their review prior to their meeting. The Board was provided with the opportunity to request additional materials. The Board posed questions to management personnel of Rafferty regarding certain key aspects of the materials submitted in support of the continuance and initial approvals of the applicable Agreement.

Provided below is a summary of certain of the factors the Board considered at the applicable meetings for the continuance and initial approval of the applicable Agreement. The Board did not identify any particular information that was most relevant to its determination to continue or approve the Agreements and each Trustee may have afforded different weight to the various factors.

U.S./SHORT FUND, OTC PLUS FUND, SMALL CAP PLUS FUND, SMALL CAP/SHORT FUND, DOW 30 PLUS FUND, MONEY MARKET FUND. On November 18, 2005, the Board considered the following factors relating to the continuance of the Agreement:

  NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED. The Board reviewed the scope of the services provided under the Agreement and noted that there would be no significant changes in the services provided by Rafferty. The Board considered Rafferty's representation that it has the financial resources, commitment and appropriate staffing to continue to provide the same scope and quality of services to the Funds. The Board also considered Rafferty's ability to adopt and implement compliance and control functions for the Funds and noted that information concerning portfolio management and a report from the chief compliance officer are provided on a periodic basis to the Board. The Board also considered Rafferty's ability to increase assets of the Potomac Funds complex and offer additional investment options to shareholders through the creation of new funds and Rafferty's efforts to promote the Funds and increase assets. In this regard, the Board noted Rafferty's positioning of the Funds in the marketplace compared to their competitors. The Board also considered Rafferty's representation that it does not use soft dollar arrangements in connection with fund transactions and seeks attractive brokerage rates and best execution. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services provided by Rafferty to the Funds under the Agreement were fair and reasonable.

  PERFORMANCE OF THE FUNDS AND FUND EXPENSES. With respect to each Fund (other than the Money Market Fund), the Board considered the relative success on a daily and monthly basis in tracking their respective indexes, taking into account each Fund's expense ratios and transaction costs. The Board noted that a Fund that meets its daily benchmark over a period of time will not necessarily produce the returns that might be expected in light of the returns of its target benchmark for that period because of the compounding effect of fluctuations in the market, the use of leverage and, if applicable, inverse correlation. The Board also considered each Fund's investment performance on an annual basis.

  With respect to the U.S./Short Fund, the Trustees considered Rafferty's relative success over the one- and three-year periods in inversely correlating the Fund's return to the S&P 500 Index, taking into account the Fund's expense ratio and transaction costs.

  With respect to the OTC Plus Fund, the Board considered Rafferty's relative success over the one- and three-year periods in achieving a return that corresponds to 125% of the return of the Nasdaq 100, taking into account the Fund's expense ratio and transaction costs.

  With respect to the Small Cap Plus Fund, the Board considered Rafferty's relative success over the short-term in achieving a return that corresponds to 125% of the return of the Russell 2000 Index, taking into account the Fund's expense ratio, transaction costs and high portfolio turnover rate.

  With respect to the Small Cap/Short Fund, the Board considered Rafferty's relative success over the short-term periods in inversely correlating the Fund's return to 125% of the return of the Russell 2000 Index, taking into account the Fund's expense ratio and transaction costs.

  With respect to the Dow 30 Plus Fund, the Board considered the relative success over the short-term in achieving a return on a daily basis that corresponds to 125% of the return of the Dow Jones Industrial Average, taking into account the effect on the return of expense ratios and transaction costs.

  With respect to the Money Market Fund, the Board considered Rafferty's representation that the Fund's performance was comparable to other money market funds used by managers and investors who use "asset allocation" and/or "market timing" strategies.

  In addition, the Board considered Rafferty's representation that fees charged to the Funds are comparable to those of funds with similar investment strategies and that Rafferty is committed to continue the expense limitation on each Fund's total operating expenses through each Fund's 2006 fiscal year. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the performance of each Fund was satisfactory and the expenses of each Fund were reasonable.

  COSTS OF SERVICES PROVIDED TO THE FUNDS AND PROFITS REALIZED. The Board considered Rafferty's representation that Rafferty made a profit in recent years, but that due to the relatively low level of assets in each of the Funds, these profits generally were attributable to other funds in the Potomac Funds complex. The Board also considered the fees paid to Rafferty on an annual basis since each Fund's commencement, including any fee waivers and recoupment of fees previously waived. In addition, the Board considered (as noted above) Rafferty's representation that fees charged to the Funds are comparable to those of funds with similar investment strategies and that Rafferty is committed to continue the expense limitation on each Fund's total operating expenses through each Fund's 2006 fiscal year. Based on these considerations, the Board determined that, in the exercise of its business judgment, the costs of services provided and profits realized by Rafferty under the Agreement were fair and reasonable.

  ECONOMIES OF SCALE. The Board considered Rafferty's representation that it believes that asset levels at this time are not sufficient to warrant a reduction in fee rates or the addition of breakpoints. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the reduction in fee rates or additions of breakpoints were not necessary at this time.

  OTHER BENEFITS. The Board considered Rafferty's representation that its relationship with the Funds attracts business to certain hedge funds that it advises and that, conversely, the success of these hedge funds has benefited the Funds because Rafferty's overall level of business is attractive to brokerage firms, which enables Rafferty to obtain favorable commission rates and excellent execution for the Funds.

DEVELOPED MARKETS PLUS FUND AND DEVELOPED MARKETS SHORT FUND. On November 18, 2005, the Board considered the following factors relating to the initial approval of the Agreement:

  NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED. The Board reviewed the scope of the services provided under the Agreement and noted that they would be similar to the services provided by Rafferty to other leveraged index and short funds in the Potomac Funds complex. The Board considered Rafferty's representation that it has the financial resources, commitment and appropriate staffing to provide the same scope and quality of services to the Funds that it provides to other funds in the Potomac Funds complex. The Board also considered Rafferty's ability to adopt and implement compliance and control functions for the Funds and noted that information concerning portfolio management and a report from the chief compliance officer are provided on a periodic basis to the Board. The Board also considered Rafferty's ability to increase assets of the Potomac Funds complex and offer additional investment options to shareholders through the creation of new funds and Rafferty's efforts to promote the Funds and increase assets. In this regard, the Board noted Rafferty's positioning of the Funds in the marketplace compared to their competitors. The Board also considered Rafferty's representation that it does not use soft dollar arrangements in connection with fund transactions and seeks attractive brokerage rates and best execution. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services to be provided by Rafferty to the Funds under the Agreement were appropriate.

  PERFORMANCE OF THE FUNDS AND FUND EXPENSES. As the Funds had not commenced operations, the Board did not consider the performance of the Funds. The Board did consider the expenses of the proposed Funds and noted Rafferty's representation that fees charged to the Funds are comparable to certain funds that invest in stocks of companies in developed countries. In addition, the Board considered Rafferty's representation that it will limit each Fund's total operating expenses through each Fund's 2006 fiscal year. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the expenses of each Fund were reasonable.

  COSTS OF SERVICES PROVIDED TO THE FUNDS AND PROFITS REALIZED. The Board considered the proposed fees to be paid to Rafferty, including any fee waivers or expense reimbursements. In addition, the Board considered (as noted above) Rafferty's representation that fees charged to the Funds are comparable to certain funds that invest in stocks of companies in developed countries. The Board noted that Rafferty could not provide costs and profits of the Funds until the Funds become operational. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the costs of services to be provided by Rafferty under the Agreement were fair and reasonable.

  ECONOMIES OF SCALE. The Board considered Rafferty's representation that it would be willing to consider adding breakpoints on management fees to reflect economies of scale if assets increase in the future. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the Funds are not yet operational and therefore have not reached economies of scale requiring a reduction in fee rates or additions of breakpoints.

CONTRABOND FUND. On February 24, 2006, the Board considered the following factors relating to the continuance of the Agreement:

  NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED. The Board reviewed the scope of the services to be provided under the Agreement and noted that there would be no significant changes in the services provided by Rafferty. The Board considered Rafferty's representation that it has the financial resources, commitment and appropriate staffing to continue to provide the same scope and quality of services to the Fund. The Board also considered Rafferty's ability to adopt and implement compliance and control functions for the Fund and noted that information concerning portfolio management and a report from the chief compliance officer are provided on a periodic basis to the Board. The Board also considered Rafferty's ability to increase assets of the Potomac Funds complex and offer additional investment options to shareholders through the creation of new funds and Rafferty's efforts to promote the Fund and increase assets. In this regard, the Board noted Rafferty's positioning of the Fund in the marketplace compared to its competitors. The Board also considered Rafferty's representation that it does not use soft dollar arrangements in connection with fund transactions and seeks attractive brokerage rates and best execution. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services provided by Rafferty to the Fund under the Agreement were fair and reasonable.

  PERFORMANCE OF THE FUND AND FUND EXPENSES. The Board considered the success on a daily and monthly basis in tracking its benchmark 10 Year Note, taking into account the Fund's expense ratios and transaction costs. The Board noted that if the Fund meets its daily benchmark over a period of time, it will not necessarily produce the returns that might be expected in light of the returns of its target benchmark for that period because of the compounding effect of fluctuations in the market, the use of leverage and inverse correlation. The Board also considered the Fund's investment performance compared to its benchmark 10 Year Note in 2004 and 2005 and similar funds. The Board considered Rafferty's success since the Fund's inception in inversely correlating the Fund's return to 200% of the return of the 10 Year Note, taking into account the Fund's expense ratio and transaction costs. In addition, the Board considered Rafferty's representation that fees charged to the Fund are comparable to those of funds with similar investment strategies and that Rafferty is committed to continue the expense limitation on the Fund's total operating expenses through the Fund's 2006 fiscal year. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the performance of the Fund was satisfactory and the expenses of the Fund were reasonable.

  COSTS OF SERVICES PROVIDED TO THE FUNDS AND PROFITS REALIZED. The Board considered Rafferty's representation that Rafferty made a profit since the Fund's inception in May 2004. The Board also considered the overall fees paid to Rafferty on an annual basis since the Fund's commencement, including any fee waivers and recoupment of fees previously waived. In addition, the Board considered (as noted above) Rafferty's representation that fees charged to the Fund are comparable to those of funds with similar investment strategies and that Rafferty is committed to continue the expense limitation on the Fund's total operating expenses through the Fund's 2006 fiscal year. Based on these considerations, the Board determined that, in the exercise of its business judgment, the costs of services provided and profits realized by Rafferty under the Agreement were fair and reasonable.

  ECONOMIES OF SCALE. The Board considered Rafferty's representation that it believes that asset levels at this time are not sufficient to warrant a reduction in fee rates or the addition of breakpoints. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the reduction in fee rates or additions of breakpoints were not necessary at this time.

  OTHER BENEFITS. The Board considered Rafferty's representation that its relationship with the Fund attracts business to certain hedge funds that it advises and that, conversely, the success of these hedge funds has benefited the Fund because Rafferty's overall level of business is attractive to brokerage firms, which enables Rafferty to provide low commission rates and excellent execution for the Fund.

CONCLUSION

Based on, but not limited to, the above considerations and determinations, the Board determined that the Agreement for each applicable Fund was fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted in favor of the continuance and initial approval of each applicable Agreement.

ADVISOR
          Rafferty Asset Management, LLC
          33 Whitehall Street, 10th Floor
          New York, NY 10004

SUB-ADVISOR
          Flexible Plan Investments, Ltd.
          3883 Telegraph Road
          Bloomfield Hills, MI 48302

ADMINISTRATOR, TRANSFER AGENT, DIVIDEND
PAYING AGENT & SHAREHOLDING SERVICING AGENT

          U.S. Bancorp Fund Services, LLC
          P.O. Box 1993
          Milwaukee, WI 53201-1993

CUSTODIAN

          U.S. Bank, N.A.
          425 Walnut Street
          Cincinnati, Ohio 45202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

          Ernst & Young LLP
          233 S. Wacker Dr.
          Chicago, IL 60606

DISTRIBUTOR

          Rafferty Capital Markets, LLC
          59 Hilton Avenue
          Garden City, NY 11530

The Fund's Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.


The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC's website at www.sec.gov.

The Funds files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

                                  SEMI-ANNUAL
                                     REPORT
                               February 28, 2006


              (THE EVOLUTION MANAGED FUNDS LOGO)
                        33 Whitehall Street, 10th Floor
                               New York, NY 10004

                                 (800) 851-0511

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors/trustees.


ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)      Not Applicable.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant)  The Direxion Funds
                      ----------------------------------------------------------

         By (Signature and Title)* /s/ Daniel O'Neill
                                  ----------------------------------------------
                                       Daniel O'Neill, President

         Date May 5, 2006
              ------------------------------------------------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)* /s/ Daniel O'Neill
                                  ----------------------------------------------
                                       Daniel O'Neill, President

         Date May 5, 2006
              ------------------------------------------------------------------

         By (Signature and Title)* /s/ Timothy P. Hagan
                                  ----------------------------------------------
                                       Timothy P. Hagan, Chief Financial Officer

         Date May 5, 2006
              ------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.